Registration No. 033-59474
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
- - - - - - -
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 281
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 281
- - - - - - -
PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
- - - - - - -
Telephone Number (515) 247-5419
- - - - - - -

John L. Sullivan
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
----------
Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b)
xx     on November 18, 2022 pursuant to paragraph (b)
____    60 days after filing pursuant to paragraph (a)
____    on (date) pursuant to paragraph (a)
____    75 days after filing pursuant to paragraph (a)(2)
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class R-6 shares
EXPLANATORY NOTE
Principal Funds, Inc. (the "Registrant") is filing this Amendment to add Class R-6 shares to Government Money Market Fund. The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for Class Institutional and R-6 Shares); (3) Part B (a statement of additional information for series with an October 31 fiscal year end); (4) Part C; and (5) signature pages.

PRINCIPAL FUNDS, INC.
(“PFI” or the "Registrant")
Institutional Class Shares
Class R-6 Shares
The date of this Prospectus is November 18, 2022

Fund	Inst.	R-6
Government Money Market	PGVXX	PGWXX

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

GOVERNMENT MONEY MARKET FUND
Objective:    The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(1)	0.06%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.22%	0.17%
Fee Waiver and Expense Reimbursement (2)(3)	(0.02)%	(0.02)%
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	0.20%	0.15%
(1) Based on estimated amounts for the current fiscal year.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to reduce the Fund's Management Fees through the period ending February 29, 2024. The fee waiver will reduce the Fund's Management Fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(3)     Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Institutional Class Shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 29, 2024; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$20	$69	$122	$278
Class R-6	$15	$53	$94	$215
3

Principal Investment Strategies
The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

4

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalfunds.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to inception date of Class R-6 shares (November 18, 2022), the performance shown in the table for Class R-6 shares is that of the Fund's Institutional Class shares.
Life of Fund returns are measured from the date the Fund's shares were first sold (December 20, 2017).
Total Returns as of December 31(1)
`

Highest return for a quarter during the period of the bar chart above:	Q2 2019	0.57%
Lowest return for a quarter during the period of the bar chart above:	Q4 2021	0.00%
(1) The year to date returns as of October 31, 2022 is 0.81% for Institutional Class shares.

Average Annual Total Returns For the periods ended December 31, 2021
	1 Year	Life of Fund
Institutional Class Return Before Taxes	0.00%	1.02%
Class R-6 Return Before Taxes	0.00%	1.02%
Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.04%	1.22%
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Erika Isley (since 2017), Portfolio Manager
•    Tracy Reeg (since 2017), Portfolio Manager

5

Purchase and Sale of Fund Shares
For Institutional Class and Class R-6 shares, there are no minimum initial or subsequent investment requirements for eligible purchasers. You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading), through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment advisor, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.
6

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
The Fund’s investment objective is described in the summary section for the Fund. The summary section also describes the Fund’s principal investment strategies, including the types of securities in which the Fund invests, and the principal risks of investing in the Fund. The principal investment strategies are not the only investment strategies available to the Fund, but they are the ones the Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Registrant's Statement of Additional Information (“SAI”), the Registrant's Board (the "Board") may change the Fund's objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.
The Fund is designed to be a portion of an investor's portfolio. The Fund is not intended to be a complete investment program. Investors should consider the risks of the Fund before making an investment; it is possible to lose money by investing in the Fund. The SAI contains additional information about investment strategies and their related risks.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively-managed funds that use a sampling approach that includes some actively-managed components) will reflect in part the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund's investment objective. Actively-managed funds may invest differently from the benchmark against which the Fund's performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, a range of economic, political and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate and municipal issuers, and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund's investment performance depends upon the successful allocation of the fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.
7

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, asset-and mortgage-backed securities, and municipal, agency, and U.S. government securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility, rapid sales of fixed-income securities, and redemptions alongside reduced liquidity and dealer market-making capacity in fixed income markets. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
The United Kingdom’s Financial Conduct Authority, which regulates the London Inter-bank Offered Rate (“LIBOR”), will no longer publish non-U.S. dollar LIBOR, 1-week U.S. dollar LIBOR, or 2-month U.S. dollar LIBOR rates after December 31, 2021. The remaining, most widely used U.S. dollar LIBOR rates will no longer be published after June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of a replacement rate and, as a result, the potential effect of a transition away from LIBOR on a fund or certain of its investments cannot be determined. LIBOR’s discontinuation and replacement could lead to short-term and long-term uncertainty, market instability, and adverse impacts to newly issued and existing financial instruments that reference LIBOR. While some instruments may contemplate the discontinuation of LIBOR by providing for an alternative rate-setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, LIBOR’s discontinuation or replacement may affect the value, liquidity, or return on certain Fund investments and may result in costs in connection with closing out positions and entering into new trades. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
The U.S. Federal Reserve, along with a steering committee comprised of large U.S. financial institutions known as the Alternative Reference Rates Committee, intends to replace U.S. dollar LIBOR with the Secured Overnight Financing Rate (“SOFR”), a new index calculated by short-term repurchase agreements, backed by Treasury securities. Bank working groups and regulators in other countries have suggested other alternatives for their markets.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs"), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
8

A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
For the Government Money Market Fund, PGI currently waives the management fee in an amount equal to the expenses of the underlying funds' fees in which the Government Money Market Fund invests.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Market Volatility and Securities Issuers
The value of a fund's portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, US and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, or political instability. Moreover, if a fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.
Recent events are impacting the securities markets. Russia's invasion of Ukraine in 2022 has resulted in sanctions being levied by the United States, European Union and other countries against Russia. Russia's military actions and the resulting sanctions could adversely affect global energy and financial markets and, thus, could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions could be substantial.
Other recent market disruption events include the pandemic spread of the novel coronavirus designated as COVID-19. The transmission of COVID-19 and efforts to contain its spread resulted in border closings and other travel restrictions and disruptions, disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations and reductions, significant challenges in the healthcare industry, and quarantines. As experienced with the COVID-19 pandemic, health crises may exacerbate other pre-existing political, social, economic, market and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 outbreak and inflationary pressures. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities.
The impact of current and future market disruption events may last for an extended period of time, and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on the funds and their investments, and may result in a fund’s inability to achieve its investment objectives, cause funds to experience significant redemptions, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this Prospectus and the Statement of Additional Information to understand the fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a fund may satisfy redemption requests in-kind.
9

Redemption and Large Transaction Risk
Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
As an example, as of October 31, 2021, Principal Funds Inc., Principal Variable Contracts Funds, Inc., and Principal Global Investors Trust Company (an affiliate of the Fund's investment adviser) owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. Principal Global Investors, LLC ("PGI") is the advisor to the PFI and PVC funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Fund	Total Percentage of Outstanding Shares Owned
Government Money Market Fund	99.65%
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss, including incurring costs and delays. Repurchase agreements may involve more risk than investments in U.S. government securities. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the investments of the fund deem creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Fund pays to the seller of the securities.
U.S. Government and U.S. Government-Sponsored Securities
U.S. Government securities, such as Treasury bills, notes and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. Government.
There is no assurance that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. Government securities may be affected adversely by changes in the ratings of those securities.
10

MANAGEMENT OF THE FUND
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager and advisor for the Fund. Through the Management Agreement with the Registrant, PGI provides investment advisory services and certain corporate administrative services for the Fund.

Advisor:
Principal Global Investors, LLC ("PGI"), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. In addition to its asset management offices in the U.S., PGI has asset management offices of affiliate advisors located in Europe, Asia, Latin America and Australia. PGI has been an investment advisor since 1998.

Funds:	In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for the Government Money Market Fund.
The Fund summary identified the portfolio managers. Additional information about the portfolio managers follows. With respect to the biographies of PGI portfolio managers, references to Principal® encompass various entities and groups within the Principal organization, such as its majority- and wholly-owned subsidiaries, as well as the internal boutiques referenced above.
As reflected in the Fund summary, the day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio.
Erika Isley has been with Principal® since 2000. She earned a bachelor's degree in Business Management from Upper Iowa University and an M.B.A. from Drake University.
Tracy Reeg has been with Principal® since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.
Fees Paid to PGI
The Fund pays PGI a fee for its services.
The management fee schedule for the Fund paid (as a percentage of the Fund's average daily net assets) for the fiscal year ended October 31, 2021 was:

Government Money Market Fund	0.15%
Availability of the discussions regarding the basis for the Board's approval of the management agreement will be as follows:

Annual Report to Shareholders for the period ending October 31, 2022
Fund	Management Agreement
Government Money Market Fund	X
Voluntary Waivers
Government Money Market Fund
PGI has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
Manager of Managers
The Registrant operates as a Manager of Managers. Under an order received from the SEC (the "order"), the Registrant and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors that are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:
•    hire one or more sub-advisors;
•    change sub-advisors; and
•    reallocate management fees between PGI and sub-advisors.
11

Although there is no present intent to do so, the Funds may, in the future, rely on current SEC Staff guidance that expands relief under the order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors that are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the order and/or the SEC Staff guidance, the Fund must receive approval from its shareholders.
The shareholders of the Fund have approved such Fund's reliance on the order, as supplemented by the SEC Staff guidance, as follows:

Funds	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	Any Other Sub-Advisors Regardless of Degree of Affiliation
Government Money Market Fund	X	X	X
PGI has ultimate responsibility for the investment performance of the Fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
In accordance with a separate exemptive order that the Registrant and PGI have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Board Members are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met.

PRICING OF FUND SHARES
The Fund’s shares are bought and sold at the current share price. The share price of each class of the Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order (in proper form) at our transaction processing center in Kansas City, Missouri. To process your transaction (purchase or redemption) on the day we receive it, we must receive the order (with complete information):
•    on a day that the NYSE is open and
•    before the close of trading on the NYSE (normally 3:00 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.
The shares of the Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.
12

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 219971	430 W. 7th Street, Ste. 219971
Kansas City, MO 64121-9971	Kansas City, MO 64105-1407
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House ("ACH") or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.principalfunds.com.
PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, Institutional, R-1, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Classes Institutional and R-6 shares are available in this Prospectus.
The Fund reserves the right to refuse or cancel any purchase orders, including those by exchange, for any reason.
PGI may recommend to the Board, and the Board may elect, to close the Fund or share classes to new investors or to close the Fund or share classes to new and existing investors.
Principal Funds will not issue certificates for shares.
No salesperson, broker-dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been provided or made by Principal Funds, the Fund, PGI, or Principal Funds Distributor, Inc.
Procedures for Opening an Account
Institutional Class and Class R-6 Shares
Shares of the Fund are generally purchased through Financial Professionals. There are no sales charges on Institutional Class and Class R-6 shares of the Fund.
Shareholder accounts in these share classes are generally maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally within an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Fund as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Principal Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. Principal Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
13

Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of the Fund available in that share class. At the sole discretion of the Distributor, the Fund may broaden or limit the designation of eligible purchasers, permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice. The Funds' shares may not be offered in every state. Please check with your Financial Professional or our home office for state availability.
Institutional Class and Class R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other intermediaries; such plans or intermediaries may impose fees in addition to those charged by the Fund. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor's financial considerations are different. You should speak with your Financial Professional to help you decide which share class is best for you.

Eligible purchasers currently include, but are not limited to:	Inst.	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services	X	X
separate accounts of Principal Life	X	X
Principal Life or any of its subsidiaries or affiliates	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds	X	X
clients of Principal Global Investors, LLC	X	X
certain employer sponsored retirement plans with plan level omnibus accounts	X	X
certain pension plans and employee benefit plans	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services	X	X
investors investing at least $1,000,000 per fund	X	X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X	X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X	X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping	X	X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations	X	X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity	X	X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate	X	X
the portfolio manager of any advisor to the fund	X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X	X
retirement plans and IRAs investing through a retirement marketplace enabled by state legislation	X

The Fund is not offered for sale, and will not be sold, in Nebraska, New Hampshire, Oklahoma or Montana or to residents of Nebraska, New Hampshire, Oklahoma or Montana.
Investment Company Purchasers
The Fund is an investment company registered with the SEC under the 1940 Act. If a purchaser of Fund shares is also a registered investment company or a private fund relying on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, it may be limited by the 1940 Act in the amount of Fund shares it can purchase (i.e., Section 12(d)(1)(A)). Such purchaser must comply with such limitations or avail itself, if possible, of any applicable exemptions from such limitations (e.g., a registered investment company may rely on Rule 12d1-4 of the 1940 Act).
Minimum Investments
Institutional Class and Class R-6 Shares
There are no minimum initial or subsequent investment requirements for an investor who otherwise qualifies as an eligible purchaser.
Payment
Institutional Class and Class R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
14

For Institutional Class shareholders investing through a retirement marketplace enabled by state legislation, please contact Principal Funds by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
REDEMPTION OF FUND SHARES
Under normal circumstances, you may redeem shares of any class of the Funds at any time. There is no fee for any redemption.
The shares you redeem will have the NAV per share that is next computed after the Fund receives and accepts your redemption order in proper and complete form. Your redemption proceeds will generally be sent on the next business day (a day when the NYSE is open for normal business) following the date on which your request is received and accepted in proper and complete form. Although you can redeem your shares at any time, if you purchased shares by check or ACH and subsequently request a redemption of those shares, your redemption proceeds will generally be delayed for seven calendar days after the purchase to allow a sufficient period of time to ensure your recent payment has been cleared by the relevant bank. To redeem shares purchased by check or ACH within the previous seven days, the Fund requires redemption requests with respect to those shares to be submitted in writing or by telephone, unless you contact the Fund and make an alternate arrangement.
Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payments for more than seven days, as permitted by federal securities law.
Under normal circumstances, the Fund expects to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, the Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. The Fund cannot borrow under the bank line-of-credit while also a lender under the interfund lending facility. The Fund may also choose to sell portfolio assets for the purpose of meeting such requests. The Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with The Bank of New York Mellon.
Institutional Class and Class R-6 Shares
You may redeem shares of the Fund in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By Mail
To sell shares by mail, you must:
•Send a letter or our distribution form which is signed by an owner of the account,
•Specify the account number, and
•Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone
To sell shares by telephone:
•Telephone privileges must apply to the account from which the shares are sold.
•A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.
•A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days:
◦$10,000,000 for Institutional Class.
◦$500,000 for Class R-6.
•A maximum of $500,000 of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.
•If our telephone lines are busy, you may need to send in a written sell order.
15

Institutional Class Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:
•completing the applicable section of the application,
•sending us your written instructions,
•completing a Systematic Withdrawal Plan Request form, or
•calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:
•you instruct us to stop or
•your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, the Fund may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. The Fund will value securities used to pay redemptions in kind using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.
Money Market Fund
Liquidation. If the Government Money Market Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or if the Government Money Market Fund's price per share, rounded to the nearest one percent, has deviated from $1.00 or the Board determines that such deviation is likely to occur, the Board can irrevocably approve the liquidation of the Government Money Market Fund.
EXCHANGE OF FUND SHARES
Shares of the Government Money Market Fund are not available for exchanges.
DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Fund pays its net investment income to record date shareholders. The payment schedule is as follows:

Fund	Daily
Government Money Market(1)	X

(1)	Declares dividends of all its daily net investment income each day its shares are priced. The Fund will typically distribute its accumulated declared dividends on the last business day of each month.

For more details on the payment schedule, go to: www.principalfunds.com/taxcenter.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
16

The Government Money Market does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:
•invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principalfunds.com/sources-of-distribution. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
We expect the Fund to be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a sweep vehicle. Therefore, reasonably frequent purchases and redemptions of Fund shares by shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of the Fund as applicable to other Funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares.
TAX CONSIDERATIONS
It is a policy of the Fund to make distributions of substantially all of its respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Fund from interest, dividends, or net short-term capital gains will be taxed as ordinary income and generally will not be designated as qualified dividend income. The Fund generally does not expect to distribute long-term capital gains. Some high-income individuals and taxable trusts may be subject to a Medicare 3.8% tax on unearned net investment income, including dividends and capital gains.
A return of capital is a non-dividend distribution that is not paid out of the earnings and profits of the Fund. A return of capital distribution is generally not taxed until your investment in the Fund has been recovered. A return of capital reduces your cost basis in the Fund which may increase your tax liability upon the sale of your Fund shares or upon subsequent distributions in respect of your investment in the Fund.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 24%. The Fund is required in certain cases to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."
17

A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. The Fund expects to maintain $1.00 per share NAV. The sales of its shares will generally not result in a taxable gain or loss for federal, state, or local tax purposes.
Distributions you receive from the Fund are subject to federal income tax and may be subject to state and local taxes. Depending on your state and local rules, a portion of distribution from the Fund may be exempt from state and local taxation to the extent they are derived from certain U.S. Government securities and meet certain requirements.
Early in each calendar year, the Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
The information contained in this Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Funds. You should consult your tax advisor before investing in the Fund.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
•the dollar amount you are investing,
•the amount of time you plan to hold the investment,
•any plans to make additional investments in the Principal Funds, and
•eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Institutional Class and Class R-6 Shares
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
However, if you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary. Shares of the Fund are usually available in other share classes that have different fees and expenses.
One-Time Fee - Initial Sales Charge
Institutional Class and Class R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
Institutional Class and Class R-6 Shares
These share classes are not subject to a CDSC.
Ongoing Fees
The ongoing fees are the operating expenses of the Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for the Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Fund.
The Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:
•Management Fee (all Classes) - Through the Management Agreement with the Registrant, PGI has agreed to provide investment advisory services and corporate administrative services to the Fund.
18

•Other Expenses (all Classes) - A portion of expenses that are allocated to all classes of the Funds. Other expenses include interest expense, expenses related to fund investments, and index licensing fees. Additional examples of other expenses include:
◦Transfer Agent Fee (all Classes) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to these classes. For Institutional Class shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-6 shares.
◦Certain Operating Expenses (Institutional Class and Class R-6) - Expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.
•Acquired Fund Fees and Expenses (all Classes) - Fees and expenses charged by other investment companies in which the Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Institutional Class and Class R-6 Shares
PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Service Fees pertaining to such plans, and it also is paid other compensation described in this section as payable to intermediaries.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the Statement of Additional Information (SAI).
Institutional Class and Class R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary. The amounts paid to intermediaries vary by share class and by Fund.
In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
19

FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy or sell shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.
Certain purchases and sales are only included on your quarterly statement. These include accounts:
•when the only activity during the quarter are:
•purchases of shares from reinvested dividends and/or capital gains,
•purchases under an Automatic Investment Plan,
•sales under a Systematic Withdrawal Plan, or
•purchases or sales under an Automatic Exchange Election
•used to fund certain individual retirement or individual pension plans; or
•established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
Telephone and Internet Instructions
The Fund reserves the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
•may be given by calling us;
•may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information online. If you don’t have a user name or password, you may obtain one at our website); or
•may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
20

Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.
Signature Guarantees
Certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	Inst.	R-6
if you sell more than $500,000 (in the aggregate) from the Funds	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account	X
if a sales proceeds check is payable to a party other than the account shareholder(s)	X	X
to change ownership of an account	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account
	X	X
to exchange or transfer among accounts with different ownership	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semiannual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Fund, audited by the Fund's independent registered public accounting firm. Shareholders will also receive a semi-annual financial statement that is unaudited.
21

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.
Aaa:     Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:     Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:     Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:     Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:     Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:     Obligations rated B are considered speculative and are subject to high credit risk.
Caa:     Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:     Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:     Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.
LONG-TERM CREDIT RATINGS:
AAA:     Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:     Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:     Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
BBB:     Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.
BB, B, CCC,     Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant
CC, and C:    speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB:    Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:    Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.
CCC:    Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:    Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.
C:     The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:     Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
NR:     Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.
SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.
A-1:     This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:     Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:     Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.
B:     Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.
C:     This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.
D:     This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:
SP-1:     A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.
SP-2:     A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:     A speculative capacity to pay principal and interest.

APPENDIX B – FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in the Registrant's Annual Report to Shareholders, which is available upon request, and incorporated by reference into the SAI. For the semi-annual period ended April 30, 2022, the information is unaudited, and the financial statements, which are included in the Registrant's Semi-Annual Report to Shareholders, are incorporated by reference into the SAI.
To request a free copy of the latest Annual or Semi-Annual report for the Fund, you may telephone 1-800-222-5852.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2022(b)	$1.00	$–	$–	$–	$–	$1.00
2021	1.00	—	—	—	—	1.00
2020	1.00	0.01	0.01	(0.01)	(0.01)	1.00
2019	1.00	0.02	0.02	(0.02)	(0.02)	1.00
2018(h)	1.00	0.01	0.01	(0.01)	(0.01)	1.00

	Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
GOVERNMENT MONEY MARKET FUND
Institutional shares
2022(b)	0.01%(c)	$4,645,615	0.11%(d),(e)	0.15%(d),(f)	0.02%(d)
2021	0.00	3,657,679	0.04(e)	0.16(f)	0.00
2020	0.60	3,077,863	0.12(e)	0.16(f)	0.60
2019	2.17	3,972,463	0.14(g)	–	2.13
2018(h)	1.38 (c)	3,285,396	0.14(d),(g)	–	1.58 (d)

(a) Calculated based on average shares outstanding during the period.
(b) Six months ended April 30, 2022.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual and/or voluntary expense limit.
(f) Excludes expense reimbursement from Manager.
(g) Reflects Manager's contractual expense limit.
(h) Period from December 20, 2017, date operations commenced, through October 31, 2018.
B-1

ADDITIONAL INFORMATION
Additional information about the Registrant is available in the Statement of Additional Information dated March 1, 2022, as amended and restated November 18, 2022 which is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in Registrant’s Annual and Semi-Annual Reports to Shareholders. In the Registrant’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected Funds' performance during the last fiscal year. The Statement of Additional Information and the Registrant’s Annual and Semi-Annual Reports can be obtained free of charge by writing Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Registrant makes its Statement of Additional Information and Annual and Semi-Annual Reports available, free of charge, on our website www.principalfunds.com/prospectuses. To request this and other information about the Registrant and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Registrant are available on the EDGAR Database on the Commission’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Registrant has entered into a management agreement with Principal Global Investors, LLC (“PGI”). The Registrant and/or PGI, on behalf of the Fund, enter into contractual arrangements with various parties, including, among others, the Fund's distributor, transfer agent and custodian, who provide services to the Fund. These arrangements are between the Registrant and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of the Registrant or any individual series (or fund).
This Prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This Prospectus, the Statement of Additional Information, or the contracts that are exhibits to the Registrant’s registration statement are not intended to give rise to any agreement or contract between the Registrant and/or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Government Money Market will be able to maintain a stable share price of $1.00 per share.
Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

C-1

PRINCIPAL FUNDS, INC. ("PFI" or the "Fund")
Statement of Additional Information
Dated March 1, 2022 as amended and restated November 18, 2022
This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Registrant's Prospectus. The Prospectus, which may be amended from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Registrant's Prospectus dated March 1, 2022 and for the Government Money Market Fund dated November 18, 2022.
Incorporation by Reference: The audited financial statements, schedules of investments and auditor’s report included in the Fund’s Annual Report to Shareholders, for the fiscal year ended October 31, 2021 and the unaudited financial statements and schedules of investments included in the Fund’s Semiannual Report to Shareholders, for the period ended April 30, 2022, are hereby incorporated by reference into and are legally a part of this SAI.
For a free copy of the current Prospectus, Semi-Annual or Annual Report, call 1-800-222-5852 or write:
Principal Funds
P.O. Box 219971
Kansas City, MO 64121-9971
The Prospectus may be viewed at www.principalfunds.com/prospectuses.

The proposed merger of the Principal LifeTime 2010 Fund into the Principal LifeTime Strategic Income Fund is expected to occur on or about May 12, 2023 (the “Merger Date”). The Fund’s officers, however, have the discretion to change this date. On the Merger Date, delete all references to the Principal LifeTime 2010 Fund from the Statement of Additional Information.

The ticker symbols for series and share classes begin on the next page.

Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX	CNMCX	PIOJX	PIOIX	PIOMX	PIOOX	PIOPX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBOMX	PBMMX	PBMSX	PBMPX
Diversified Income (formerly, Global Diversified Income)	PGBAX	PGDCX		PGDIX					PGBLX
Diversified International	PRWLX		PIIJX	PIIIX	PDVIX	PINRX	PINLX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PIEMX	PEIOX	PEIPX	PEIQX
Finisterre Emerging Markets Total Return Bond				PFUMX
Global Emerging Markets (formerly, International Emerging Markets)	PRIAX		PIEJX	PIEIX	PIXEX	PEAPX	PESSX	PEPSX	PIIMX
Global Real Estate Securities	POSAX			POSIX		PGRKX	PGRVX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX		PMRJX	PMRIX	PMGRX	PRCMX	PMRDX	PMREX
Government Money Market				PGVXX					PGWXX
High Income				PYHIX
High Yield	CPHYX	CCHIX		PHYTX					PHYFX
Inflation Protection			PIPJX	PIPIX	PISPX	PIFPX	PIFSX	PBPPX
International I				PINIX	PPISX	PRPPX	PUPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PCRSX	PPUMX	PPUSX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX	PLICX	PSPJX	PLFIX	PLPIX	PLFMX	PLFSX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PESAX	PPSFX	PPSSX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMSBX	PMBMX	PMBSX	PMBPX	PMAQX
MidCap Growth			PMGJX	PGWIX	PMSGX	PFPPX	PIPPX	PHPPX
MidCap Growth III			PPQJX	PPIMX	PHASX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index			PMFJX	MPSIX	PMSSX	PMFMX	PMFSX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PLASX	PMPRX	PABWX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX	PINQX	PINTX	PINUX	PINGX
Principal Capital Appreciation	CMNWX	CMNCX		PWCIX	PCAMX	PCAOX	PCAPX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLAIX	PLSMX	PLSSX	PLSPX
Principal LifeTime 2010	PENAX		PTAJX	PTTIX	PVASX	PTAMX	PTASX	PTAPX
Principal LifeTime 2015				LTINX	LTSGX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PWASX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX	LTSNX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PXASX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX	LTANX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PYASX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX	LTRGX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PZASX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX	LTFGX	LTFDX	LTFLX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTRX	PLTCX	PLTMX	PLTOX
Principal LifeTime 2065				PLJIX	PLJAX	PLJCX	PLJDX	PLJEX

Ticker Symbols by Share Class
Fund	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			PHJFX	PHTFX					PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX					PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX					PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX					PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX					PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX					PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX					PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX					PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX					PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX					PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX					PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX					PLHRX
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRERX	PRETX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PSBGX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCSSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGGX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGPX	PSGLX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIMX	PSIOX	PSIPX	PSIQX
SmallCap	PLLAX	PSMCX	PSBJX	PSLIX	PSABX	PSBMX	PSBSX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PNASX	PPNMX	PPNSX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSAPX	PSSMX	PSSSX	PSSPX	PSPIX
SmallCap Value II			PSMJX	PPVIX	PCPTX	PJARX	PSTWX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX

HISTORY OF THE FUNDS
Principal Funds, Inc. (“PFI” or the "Registrant") was organized as Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. PFI changed its name to Principal Investors Fund, Inc. effective September 14, 2000. PFI changed its name to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, PFI acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each series of PFI (each, a "Fund" and, together, the "Funds") are shown in the following table.

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
California Municipal	X	X		X
Core Fixed Income	X	X	X	X	X	X	X	X	X
Core Plus Bond	X		X	X	X	X	X	X
Diversified Income (formerly, Global Diversified Income)	X	X		X					X
Diversified International	X		X	X	X	X	X	X	X
Equity Income	X	X	X	X	X	X	X	X
Finisterre Emerging Markets Total Return Bond				X
Global Emerging Markets (formerly, International Emerging Markets)	X		X	X	X	X	X	X	X
Global Real Estate Securities	X			X		X	X	X	X
Government & High Quality Bond	X		X	X	X	X	X	X
Government Money Market				X					X
High Income				X
High Yield	X	X		X					X
Inflation Protection			X	X	X	X	X	X
International I				X	X	X	X	X	X
LargeCap Growth I	X		X	X	X	X	X	X	X
LargeCap S&P 500 Index	X	X	X	X	X	X	X	X
LargeCap Value III			X	X	X	X	X	X
MidCap	X	X	X	X	X	X	X	X	X
MidCap Growth			X	X	X	X	X	X
MidCap Growth III			X	X	X	X	X	X
MidCap S&P 400 Index			X	X	X	X	X	X	X
MidCap Value I	X		X	X	X	X	X	X	X
Money Market	X		X
Overseas				X	X	X	X
Principal Capital Appreciation	X	X		X	X	X	X	X
Principal LifeTime Strategic Income	X		X	X	X	X	X	X
Principal LifeTime 2010	X		X	X	X	X	X	X
Principal LifeTime 2015				X	X	X	X	X
Principal LifeTime 2020	X		X	X	X	X	X	X
Principal LifeTime 2025				X	X	X	X	X
Principal LifeTime 2030	X		X	X	X	X	X	X
Principal LifeTime 2035				X	X	X	X	X
Principal LifeTime 2040	X		X	X	X	X	X	X
Principal LifeTime 2045				X	X	X	X	X
Principal LifeTime 2050	X		X	X	X	X	X	X
Principal LifeTime 2055				X	X	X	X	X
Principal LifeTime 2060			X	X	X	X	X	X
Principal LifeTime 2065				X	X	X	X	X

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			X	X					X
Principal LifeTime Hybrid 2015			X	X					X
Principal LifeTime Hybrid 2020			X	X					X
Principal LifeTime Hybrid 2025			X	X					X
Principal LifeTime Hybrid 2030			X	X					X
Principal LifeTime Hybrid 2035			X	X					X
Principal LifeTime Hybrid 2040			X	X					X
Principal LifeTime Hybrid 2045			X	X					X
Principal LifeTime Hybrid 2050			X	X					X
Principal LifeTime Hybrid 2055			X	X					X
Principal LifeTime Hybrid 2060			X	X					X
Principal LifeTime Hybrid 2065			X	X					X
Real Estate Securities	X	X	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X	X	X	X	X
SAM Flexible Income	X	X	X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X	X	X	X	X
Short-Term Income	X	X	X	X	X	X	X	X
SmallCap	X	X	X	X	X	X	X	X	X
SmallCap Growth I			X	X	X	X	X	X	X
SmallCap S&P 600 Index			X	X	X	X	X	X	X
SmallCap Value II			X	X	X	X	X	X	X
Tax-Exempt Bond	X	X		X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.
Principal Global Investors, LLC ("PGI" or the "Manager") may recommend to the Board of Directors (the "Board"), and the Board may elect, to close certain Funds to new investors or close certain Funds to new and existing investors. PGI may make such a recommendation when a Fund approaches a size where additional investments in the Fund have the potential to adversely impact Fund performance and make it increasingly difficult to keep the Fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.

MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. The share classes that are offered by each Fund are identified in the chart included under the heading "History of the Funds." The share classes offered under the plan include: Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the Prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a contingent deferred sales charge ("CDSC"), as described in the Prospectus.
Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the Prospectus.
Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the Prospectus.
Sales charge waivers and reductions may be available depending on whether shares are purchased directly from the Fund or through a financial intermediary, as described in the Prospectus and Appendix B to the Prospectus, titled "Intermediary-Specific Sales Charge Waivers and Reductions."
For Classes A, C, and J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC is waived on shares:
•redeemed within 90 days after an account is re-registered due to a shareholder's death;
•redeemed to pay surrender fees;
•redeemed to pay retirement plan fees;
•redeemed involuntarily from accounts with small balances;
•redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased prior to the disability;
•redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;
•redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;
•redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)
For Class J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC also is waived on shares:
•redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or
•of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc. (PSI).
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 shares are available without any front-end sales charge or contingent deferred sales charge. Classes R-1, R-3, R-4, and R-5 shares are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. Classes R-1, R-3, R-4, and R-5 shares are subject to asset based charges (described below). Class R-6 shares are generally available through the defined contribution investment only channel.
PGI receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Funds' Classes R-1, R-3, R-4, and R-5 shares pay PGI a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.
Service Agreement (Classes R-1, R-3, R-4, and R-5 Shares)
The Service Agreement provides for PGI to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
•    responding to plan sponsor and plan member inquiries;
•    providing information regarding plan sponsor and plan member investments; and
•    providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, Principal Funds will pay PGI service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-3, R-4, and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
Administrative Service Agreement (Classes R-1, R-3, R-4, and R-5 Shares)
The Administrative Service Agreement provides for PGI to provide services to beneficial owners of Fund shares. Such services include:
•    receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•    providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•    processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•    acting as shareholder of record and nominee for plans;
•    maintaining account records for shareholders and/or other beneficial owners;
•    providing notification to plan shareholders of transactions affecting their accounts;
•    forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
•    distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
•    other similar administrative services.
As compensation for these services, Principal Funds will pay PGI service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
PGI will generally, at its discretion appoint (and may at any time remove) other parties, including companies affiliated with PGI, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve PGI of any of its responsibilities or liabilities under those agreements. Any fees paid to agents under these agreements shall be the sole responsibility of PGI.
Rule 12b-1 Fees / Distribution Plans and Agreements
The Distributor for the Funds is Principal Funds Distributor, Inc. (“PFD”). The address for PFD is as follows: 620 Coolidge Drive, Suite 300, Folsom, CA 95630.
In addition to the management and service fees, certain of the Funds' share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (each, a “Plan” and together, the "Plans"). The Board and initial shareholders of Classes A, C, J, R-1, R-3, and R-4 shares have approved and entered into a Plan. In adopting the Plans, the Board (including a majority of board members who are not interested persons of the Fund (as defined in the 1940 Act)) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.
The Plans provide that each Fund makes payments to the Fund's Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:
•    formulation and implementation of marketing and promotional activities;
•    preparation, printing, and distribution of sales literature;
•    preparation, printing, and distribution of prospectuses and the Fund reports to other than existing shareholders;
•    obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•    making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•    providing training, marketing, and support with respect to the sale of shares.

Each Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized 12b-1 Fee
A (1)(2)	0.25% (3)
C (2)	1.00%
J (2)	0.15%
R-1	0.35%
R-3	0.25%
R-4	0.10%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2) The Distributor also receives the proceeds of any CDSC imposed.
(3) The maximum annualized 12b-1 fee for Class A shares of the Government & High Quality Bond, LargeCap S&P 500 Index, and Short-Term Income Funds is 0.15%.
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2023 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, PFI and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Effective January 1, 2021, the Distributor has voluntarily agreed to limit the distribution fees attributable to Class J, reducing the Funds' Distribution Fees for Class J Shares by 0.020%.* This voluntary waiver may be revised or terminated at any time without notice to shareholders.
The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Classes A, C, J, R-1, R-3, or R-4 shares.
Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund's Rule 12b-1 Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses which it incurs.
For the fiscal year ended October 31, 2021, each Fund made the following 12b-1 payments to PFD, and PFD, from these 12b-1 payments, made the following payments to financial intermediaries that distribute and/or service the Fund’s shares. The “Retained by PFD” column reflects the difference between the amount paid by the Fund to PFD and the amount of that 12b-1 fee paid by PFD to financial intermediaries. That difference/remainder is then used by PFD to pay for other 12b-1 eligible expenses. For the fiscal year ended October 31, 2021, the 12b-1 eligible expenses for each Fund were greater than the amount of the Fund’s 12b-1 payments to PFD.

Fund	Paid by Fund to PFD (amount in thousands)	Paid by PFD to Financial Intermediaries (amount in thousands)	Retained by PFD (amounts in thousands)
California Municipal	1,549	1,430	119
Core Fixed Income(1)	1,518	1,448	70
Core Plus Bond	545	535	10
Diversified Income	10,026	10,019	7
Diversified International	1,075	1,044	31
Equity Income	4,835	4,572	263
Finisterre Emerging Markets Total Return Bond(2)	15	13	2
Global Emerging Markets(3)	500	483	17
Global Real Estate Securities	483	443	40
Government & High Quality Bond	800	774	26
Government Money Market	—	—	—
High Income(4)	4	4	—
High Yield	2,217	2,190	27
Inflation Protection	60	56	4

International I	25	25	—
LargeCap Growth I	2,432	2,321	111
LargeCap S&P 500 Index	3,509	3,305	204
LargeCap Value III	150	147	3
MidCap	7,357	7,357	—
MidCap Growth	245	243	2
MidCap Growth III	101	101	—
MidCap S&P 400 Index	505	474	31
MidCap Value I	410	399	11
Money Market	640	—	640
Overseas	2	2	—
Principal Capital Appreciation	3,350	3,222	128
Principal LifeTime 2010	475	466	9
Principal LifeTime 2015	105	100	5
Principal LifeTime 2020	2,051	2,023	28
Principal LifeTime 2025	433	413	20
Principal LifeTime 2030	3,008	2,961	47
Principal LifeTime 2035	347	337	10
Principal LifeTime 2040	2,090	2,064	26
Principal LifeTime 2045	269	265	4
Principal LifeTime 2050	1,012	997	15
Principal LifeTime 2055	143	141	2
Principal LifeTime 2060	94	93	1
Principal LifeTime 2065	9	9	—
Principal LifeTime Hybrid 2015	63	63	—
Principal LifeTime Hybrid 2020	200	200	—
Principal LifeTime Hybrid 2025	226	226	—
Principal LifeTime Hybrid 2030	187	187	—
Principal LifeTime Hybrid 2035	152	152	—
Principal LifeTime Hybrid 2040	119	119	—
Principal LifeTime Hybrid 2045	74	74	—
Principal LifeTime Hybrid 2050	61	61	—
Principal LifeTime Hybrid 2055	24	24	—
Principal LifeTime Hybrid 2060	9	9	—
Principal LifeTime Hybrid 2065	6	6	—
Principal LifeTime Hybrid Income	41	41	—
Principal LifeTime Strategic Income	198	190	8
Real Estate Securities	1,518	1,445	73
SAM Balanced	11,105	10,791	314
SAM Conservative Balanced	4,082	3,964	118
SAM Conservative Growth	7,891	7,647	244
SAM Flexible Income	7,176	6,902	274
SAM Strategic Growth	5,129	4,952	177
Short-Term Income	1,484	1,336	148
SmallCap	1,485	1,359	126
SmallCap Growth I	231	221	10
SmallCap S&P 600 Index	638	610	28
SmallCap Value II	57	56	1
Tax-Exempt Bond	1,350	1,226	124

(1)	Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2)	Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(3)	Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(4)	Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.

Principal Underwriter
PFD acts as the principal underwriter in the continuous public offering of the Funds’ shares. The table below shows the aggregate dollar amount of underwriting commissions for the last three fiscal years ended October 31:

Underwriting Fees for Periods Ended October 31 (amounts in thousands)
Fund	2021	2020	2019
California Municipal	32	197	41
Core Fixed Income	123	122	67(1)
Core Plus Bond	45	75	38
Diversified Income(2)	150	266	317
Diversified International	106	87	91
Equity Income	294	344	347
Finisterre Emerging Markets Total Return Bond	8(3)	3	—
Global Emerging Markets(4)	61	50	63
Global Real Estate Securities	19	30	41
Government & High Quality Bond	61	95	64
High Income	1	6	9(5)
High Yield	64	84	82
Inflation Protection	1	8	3
International I	2	16	41
LargeCap Growth I	195	184	93
LargeCap S&P 500 Index	260	260	272
LargeCap Value III	—	1	—
MidCap	356	285	212
MidCap Growth	8	4	2
MidCap Growth III	1	1	1
MidCap S&P 400 Index	6	10	6
MidCap Value I	65	61	32
Money Market	102	76	50
Principal Capital Appreciation	171	159	193
Principal Lifetime Strategic Income	22	13	9
Principal LifeTime 2010	11	15	14
Principal LifeTime 2020	107	99	166
Principal LifeTime 2030	256	253	287
Principal LifeTime 2040	246	240	265
Principal LifeTime 2050	315	271	280
Principal LifeTime 2060	6	2	2
Principal LifeTime Hybrid Income	4	—	1
Principal LifeTime Hybrid 2015	7	9	3
Principal LifeTime Hybrid 2020	57	26	41
Principal LifeTime Hybrid 2025	76	34	28
Principal LifeTime Hybrid 2030	46	23	20
Principal LifeTime Hybrid 2035	43	36	14
Principal LifeTime Hybrid 2040	37	31	19
Principal LifeTime Hybrid 2045	20	21	10
Principal LifeTime Hybrid 2050	23	12	4
Principal LifeTime Hybrid 2055	9	4	3
Principal LifeTime Hybrid 2060	3	—	—
Principal LifeTime Hybrid 2065	1	—	—
Real Estate Securities	76	124	135
SAM Balanced	985	936	1,026
SAM Conservative Balanced	487	434	525
SAM Conservative Growth	768	724	903
SAM Flexible Income	616	637	785
SAM Strategic Growth	608	660	682
Short-Term Income	340	280	185
SmallCap	145	98	138

SmallCap Growth I	10	4	2
SmallCap S&P 600 Index	4	3	5
SmallCap Value II	4	11	13
Tax-Exempt Bond	76	82	59

(1)	Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2)	Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(3)	Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(4)	Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(5)	Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.

Transfer Agency Agreement (Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6)
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (620 Coolidge Drive, Suite 300, Folsom, CA 95630), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6.
•For Classes A and C, and Institutional Class shares, the Fund pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.
•For Class J shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Registrant pays PSS for the following services for Classes A, C and J, and Institutional Class shares:
•    issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•    preparation and distribution of dividend and capital gain payments to shareholders;
•    delivery, redemption and repurchase of shares, and remittances to shareholders;
•    the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
•    communication with shareholders concerning the above items; and
•    use of its best efforts to qualify the Capital Stock of the Funds for sale in states and jurisdictions as directed by the Funds.
The Registrant does not pay for these services for Classes R-1, R-3, R-4, R-5, and R-6 shares. PSS will pay operating expenses attributable to Classes R-1, R-3, R-4, and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Funds for sale in states and jurisdictions.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Registrant is a registered, open-end management investment company, commonly called a mutual fund. The Registrant consists of multiple investment portfolios which are referred to as "Funds." Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy, and management team. As described below, each Fund has adopted a fundamental policy regarding diversification, as that term is used in the Investment Company Act of 1940, as amended (the "1940 Act"), and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Fund Policies
The investment objective, principal investment strategies and principal risks of each Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about other strategies that each Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing the Fund's investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from a Fund's portfolio.
The investment objective of each Fund and, except as described below as "fundamental restrictions," the investment strategies described in this Statement of Additional Information and the Prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Fund's Prospectus or Statement of Additional Information.
Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund, except as permitted by the 1940 Act or other governing Statute and the Rules thereunder, the SEC, or other regulatory agency with authority over the Funds. The 1940 Act provides that "a vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares or (2) 67% or more of the Fund shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class except when otherwise required by law or as determined by the Board.
Each Fund:
1)    may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2)    has adopted a commodities policy, as follows:
(a)The California Municipal Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(b)The remaining Funds may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.
3)    may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
4)    may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5)    may not make loans except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
6)    has adopted a policy regarding diversification, as follows:
(a)The LargeCap Growth I and Real Estate Securities Funds have elected to be non-diversified.
(b)All other Funds have elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
7)    has adopted a concentration policy, as follows:
(a)The Global Real Estate Securities and Real Estate Securities Funds will concentrate their investments in a particular industry or group of industries as described in the prospectus.
(b)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds will not concentrate their investments in a particular industry or group of industries except to the extent that the related Index is also so concentrated.
(c)The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.
8)    may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:
1)    Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time; however:
(a)The Government Money Market and Money Market Funds may each not invest more than 5% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.
(b)International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
2)    Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.
(a)With respect to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(b)For all Funds, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(c)International Fund I has not adopted this non-fundamental restriction.
3)     Invest in companies for the purpose of exercising control or management.
(a)International Fund I has not adopted this non-fundamental restriction.
4)    Invest more than 25% of its assets in foreign securities; however:
(a)The High Yield Fund may not invest more than 35% of its assets in foreign securities;

(b)The Diversified Income, Diversified International, Finisterre Emerging Markets Total Return Bond, Global Emerging Markets, Global Real Estate Securities, Money Market, and Overseas Funds each may invest up to 100% of its assets in foreign securities;
(c)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested;
(d)The California Municipal, Government & High Quality Bond, Government Money Market and Tax-Exempt Bond Funds may not invest in foreign securities; and
(e)International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
5)    Invest more than 5% of its total assets in real estate limited partnership interests.
(a) The Diversified Income, Global Real Estate Securities, International I, and Real Estate Securities Funds and the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
6)    Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC rules adopted under the 1940 Act or exemptions granted by the SEC. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.
(a) The Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
International Fund I has adopted additional non-fundamental restrictions as noted below. The Fund:
1)    may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
2)    may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Fund has also adopted the non-fundamental policy pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry or geographic region (as described in the Prospectus) as suggested by the name of the Fund. This policy applies at the time of purchase. The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental policy, the Fund tests market capitalization ranges monthly.
For purposes of testing this requirement with respect to:
•forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency; the value of such contracts and investments may include the Fund’s investments in cash and/or cash equivalents to the extent such cash and/or cash equivalents are maintained with respect to the Fund’s exposure under its forward foreign currency contracts and similar investments.
•derivatives instruments, each Fund will typically count the mark-to-market value of such derivatives. However, the Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single name equity swaps which are “fully paid” (equity swaps in which cash and/or cash equivalents are posted as collateral for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.
•investments in underlying funds (including ETFs), each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund's holdings focus on the particular type of investment suggested by the Fund name.

The California Municipal, Diversified Income, Diversified International, High Income, Inflation Protection, International I, Principal Capital Appreciation, Short-Term Income and Tax-Exempt Bond Funds, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental policy.
The Tax-Exempt Bond Fund has also adopted a fundamental policy which requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.
The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.
Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a Fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a Fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Commodity-Related Investments
All Funds Except the Finisterre Emerging Markets Total Return Bond Fund
Under the 1940 Act, a fund's registration statement must recite the fund's policy with regard to investing in commodities. Each fund may invest in commodities to the extent permitted by applicable law and under its fundamental and non-fundamental policies and restrictions. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each of the Funds under Rule 4.5, the Funds are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are therefore not subject to registration or regulation under the CEA. The CFTC amended Rule 4.5 Exclusion for certain otherwise regulated persons from the definition of the term "commodity pool operator." Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and rules the CFTC has adopted under it.
Finisterre Emerging Markets Total Return Bond Fund
Based on its current investment strategies, the Finisterre Emerging Markets Total Return Bond Fund is deemed to be a "commodity pool" under the CEA, and PGI is considered a "commodity pool operator" with respect to the Fund. PGI is therefore subject to dual regulation by the SEC and the CFTC. The CFTC or the SEC could alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures and currency futures) or options on commodity futures or swaps transactions by investment companies, including this Fund.
Industry Concentration
“Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International (MSCI)/Standard & Poor's Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission or any other reasonable industry classification system.
•Each Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent a Fund invests its assets in underlying investment companies, 25% or more of such Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.
•For purposes of this restriction, government securities such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Funds' industry concentration restrictions.
•Each Fund views its investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
Loans
A Fund may not make loans to other persons except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans, but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund's investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during "bull markets," when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund's investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.
Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of those managing the fund's investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund's investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.

Cyber Security Issues
The Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which a fund invests, potentially causing the fund’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that a fund will avoid losses relating to cyber security risks or other information security breaches.
Derivatives
Options on Securities and Securities Indices
Funds may write (sell) and purchase call and put options on securities and on securities indices Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities that the Fund plans to purchase, or to generate additional revenue.
•Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.
•Over the Counter ("OTC") Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
•FLexible EXchange Options (“FLEX Options”). FLEX Options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European-style options, which are exercisable only at the expiration date, versus American-style options, which are exercisable any time prior to the expiration date), and expiration dates, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of the OTC option positions.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities. The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for a Fund.
Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.

The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
A Fund usually owns the underlying security covered by any outstanding call option. With respect to an outstanding put option, a Fund deposits and maintains with its custodian or segregates on the Fund's records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. Each Fund engages in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund's investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
Index Warrants. A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.

Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. A Fund generally purchases or writes only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If the Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
Futures Contracts and Options on Futures Contracts
Funds may purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Funds may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Funds may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Funds may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. Funds may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Fund usually liquidates futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as "initial margin." In contrast to the use of margin account to purchase securities, the Fund's deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund's performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.

In using futures contracts, a Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund's debt securities decline in value and thereby keeps the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.
Options on Futures Contracts. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund's successful use of futures contracts is subject to the ability of those managing the fund's investments to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
Each Fund may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Spread Transactions
Funds may engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Funds may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund's custodian or on the Fund's records. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. Funds may also enter into options on swap agreements (“swap options”).
Funds may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index.
•Interest rate swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
•Currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
•Index swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).
•Total return swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.
•Commodity swap agreements. Consistent with a Fund's investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
•Credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.
The Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.
•Investment Pools. Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.
•Contracts for differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. Funds may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. A Fund may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.

•Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. Funds may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Funds may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.
Obligations under Swap Agreements. The swap agreements a Funds enters into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Risks Associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund's investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund's investments. Certain restrictions imposed on each Fund by the Internal Revenue Code may limit a Fund's ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund's investments based on various factors, including:
•    the frequency of trades and quotations,
•    the number of dealers and prospective purchasers in the marketplace,
•    dealer undertakings to make a market,
•    the nature of the security (including any demand or tender features), and
•    the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).
Such determination will govern whether a swap will be deemed to be within each Fund's restriction on investments in illiquid securities.
Valuing Swap Agreements. For purposes of applying a fund's investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund's exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
All Funds except the Finisterre Emerging Markets Total Return Bond Fund. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds under Rule 4.5, the Funds are not deemed to be “commodity pools” or “commodity pool operators” under the Commodity Exchange Act (“CEA”). The Funds are therefore not subject to registration under the CEA. Rule 4.5 provides that an investment company does not meet the definition of “commodity pool” or “commodity pool operator” if its use of futures contracts, options on futures contracts and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. The Funds intend to limit their use of futures contracts, options on futures contracts and swaps to the degree necessary to fall within one of the two exclusions.
Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund is deemed to be a regulated "commodity pool" under the CEA and as a result may invest in futures contracts, options on futures contracts and swaps in excess of the limitations imposed by the CFTC under Rule 4.5.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy.
Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.
Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service ("IRS") and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
Some Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as LIBOR, SOFR, or a similar reference rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
Some Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Step-Coupon Securities
Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
"Stripped" Securities
Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
Structured Notes
Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.
Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund's investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
Each Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. Each Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
Each Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward Foreign Currency Exchange Contracts
Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund's investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, each Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government's actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund's investments.
A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). VIEs are not formally recognized under Chinese law and are subject to risks, such as the risk that China could cease to allow VIEs, could impose new restrictions on VIEs, or could deem the contractual arrangements of VIEs unenforceable. These risks could limit or eliminate the remedies and rights available to VIEs and their investors, such as a fund. If these risks materialize, the value of a fund’s investments in VIEs could be adversely affected, and a fund could incur significant losses with no available recourse.
Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange ("SSE"), the Shenzhen Stock Exchange ("SZSE") and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:
•China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.
•Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.
•Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.
•If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.
•Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.
•China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.
•The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.
•Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
•Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.
•Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of

EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
The UK’s departure from the EU (referred to as "Brexit") continues to cause significant uncertainty and may adversely impact the financial results and operations of various European companies and economies. The effects of Brexit will largely depend on any agreements the UK makes to retain access to EU markets. Brexit may result in legal and tax uncertainty and divergent national laws and regulations as the UK determines which EU laws to replace or replicate. The UK may be less stable than it has been in recent years and investments in the UK may be more volatile. Additionally, Brexit could lead to global economic uncertainty and result in significant volatility in the global stock markets and currency exchange rate fluctuations. Any of these effects of Brexit, and other consequences that are difficult to predict at this time, could adversely affect the value of a fund’s investments.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. Dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies which are maintained at artificial levels to the U.S. Dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing markets. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

High Yield Securities
Each Fund may invest a portion of its assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, those managing the fund's investments will determine whether the bond is of a quality comparable to those rated below investment grade). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund's investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund's investments deem such securities to be the equivalent of investment grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and those with auction rate features.
Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund's investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.

Inverse Floating Rate and Other Variable and Floating Rate Instruments
Each Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from "Qualifying Income". Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP's organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP's performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids ("NGLs"). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.

Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission ("FERC"), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
Municipal Bonds
Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in "moral obligation" bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
•    Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
•Bond Anticipation Notes ("BANs") are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
•    Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association ("GNMA") to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The California Municipal and Tax-Exempt Bond Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.
•Revenue Anticipation Notes ("RANs") are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
•    Tax Anticipation Notes ("TANs") are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.
Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds' option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund's portfolio.
The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
A fund's right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund's portfolio would not exceed 0.50% of the value of a fund's total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund's investments believe present minimum credit risks. A fund's ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund's investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund's portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the fund to redeem at par.
The fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund's investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days' notice, for all or any part of the fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund's ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay "exempt interest" dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.
Taxable Investments of the Municipal Funds
The California Municipal and Tax-Exempt Bond Funds may invest a portion of their assets, as described in the prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers' acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P Global or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P Global or Moody's; corporate bonds and debentures must be rated at least "A" by S&P Global or Moody's. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the California Municipal and Tax-Exempt Bond Funds may invest without limitation in Taxable Investments. At other times, the following investments will not exceed 20% of the Fund's total assets: Taxable Investments; Municipal Obligations that do not meet quality standards required for the 80% portion of the portfolio; and Municipal Obligations, the interest on which is treated as a tax preference item for purposes of the federal individual alternative minimum tax.
Insurance
The insured municipal obligations in which the California Municipal and Tax-Exempt Bond Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding, and the insurer remains in business.
The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured municipal obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.
Pay-in-Kind Securities
Each Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Fund. Active trading may generate short-term gains (losses) for taxable shareholders.
The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund	2021 Turnover	2020 Turnover	Comments
California Municipal	13.2%	40.1%	Turnover decreased in 2021 relative to 2020, as market conditions warranted a longer holding period of current holdings, and a majority of inflows during the year were invested in existing holdings.
Government & High Quality Bond	343.7%	84.3%	Turnover increased as a result of increasing mortgage exposure, particularly within TBA securities.
Principal LifeTime 2065	22.5%	55.1%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
Principal LifeTime Hybrid 2050	12.1%	26.5%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
Principal LifeTime Hybrid 2060	12.9%	31.4%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
Principal LifeTime Hybrid 2065	31.3%	65.7%	Turnover varies from year-to-year due to the aging of the glidepath and asset allocation decisions.
SAM Conservative Growth	34.3%	16.2%	Turnover increased due to increased tactical trading.
Tax-Exempt Bond	24.8%	66.7%	Turnover decreased in 2021 relative to 2020, as market conditions warranted a longer holding period of current holdings, and a majority of inflows during the year were invested in existing holdings.

Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.
•Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.
•Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.
Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.
•Floating rate preferred securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs ("REIT-like") entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See "Foreign Securities").
Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
Each Fund may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund's investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund's limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund's investments.

Each Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund, although the Fund's intent to segregate assets in the amount of the reverse repurchase obligation minimizes this effect.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
Each Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security.
Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by or under the direction of the Board. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities. The Board has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities that may be resold under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which a Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
Each Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by a fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. A fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. Each fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.

Special Purpose Acquisition Companies (“SPACs”)
Each Fund may invest in securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. Government securities, money market securities, and cash, and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments. Because SPACs and similar entities are in essence blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition, which may not occur. For example, even if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction. Moreover, an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value.
SPACs are also subject to the following additional risks:
•The risk that, in the case of SPACs used as an opportunity for startups to go public without going through the traditional IPO process, such startups may become publicly traded with potentially less due diligence than what is typical in a traditional IPO through an underwriter and may not be experienced in facing the challenges, expenses and risks of being a public company, including the increased regulatory and financial scrutiny and the need to comply with applicable governance and accounting requirements.
•SPAC sponsors may have a potential conflict of interest to complete a deal that may be unfavorable for other investors in the SPAC. For example, SPAC sponsors often own warrants to acquire additional shares of the company at a fixed price, and the exercise by the SPAC sponsor of its warrants may dilute the value of the equity interests of other investors in the SPAC.
•Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•Only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a lower price. Investments in SPACs may include private placements, including PIPEs, and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
•Values of investments in SPACs may be highly volatile and may depreciate significantly over time.
Supranational Entities
Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.

Temporary Defensive Measures/Money Market Instruments
The Government Money Market and Money Market Funds invest all of their available assets in money market instruments maturing in 397 days or less, with certain exceptions permitted by applicable regulations. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that each Fund may purchase:
•    U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•    U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•    U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•    U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.
•    Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund's investments, are of comparable quality. The Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund's investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.

A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
•    Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
•    Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.
•    Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
•    Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

LEADERSHIP STRUCTURE AND BOARD
PFI's Board has overall responsibility for overseeing PFI's operations in accordance with the 1940 Act, other applicable laws, and PFI's charter. Each Board Member serves on the Boards of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc. ("PFI"), Principal Variable Contracts Funds, Inc. (“PVC”), Principal Exchange-Traded Funds ("PETF"), and Principal Diversified Select Real Asset Fund ("PDSRA"), which are collectively referred to in this SAI as the "Fund Complex." Board Members who are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to in this SAI as "Interested Board Members." Board Members who are not Interested Board Members are referred to as "Independent Board Members."
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person, by telephone, or virtually. In addition, the Board holds special meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Fund Complex. The Independent Board Members have appointed a lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting's agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board's leadership structure is appropriate for the Fund Complex given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.

Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Fritz S. Hirsch, Chair Padel L. Lattimer Karrie McMillan Meg VanDeWeghe	The Committee’s primary purpose is to assist the Board in performing the annual review of the Funds’ advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	4
Audit Committee Victor Hymes, Chair Leroy T. Barnes, Jr. Elizabeth A. Nickels Meg VanDeWeghe	The Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, PGI’s internal auditors, Fund Complex management, and the Board.	9
Executive Committee Timothy M. Dunbar, Chair Craig Damos Patrick G. Halter	The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex’s business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.	None

Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
Nominating and Governance Committee Elizabeth A. Nickels, Chair Craig Damos Fritz S. Hirsch Victor Hymes
The Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee’s nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an “interested person” of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
		5
Operations Committee Karrie McMillan, Chair Craig Damos Padel L. Lattimer	The Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.	4
Risk oversight forms part of the Board's general oversight of the Fund Complex. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund's compliance program and reports to the Board regarding compliance matters for the Funds and principal service providers. As part of its regular risk oversight functions, the Board, directly or through a Committee, interacts with and reviews reports from, among others: Fund Complex management, sub-advisors, the Chief Compliance Officer, independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of Fund management and PGI, reviews investment policies and risks in connection with its review of Fund Complex performance. In addition, as part of the Board's periodic review of advisory, sub-advisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has designated PGI as the Funds' valuation designee, as permitted by SEC Rule 2a-5, where PGI is responsible for the day-to-day valuation and oversight responsibilities of the Funds, subject to the Board's oversight. PGI has established a Valuation Committee to fulfill its oversight responsibilities as the Funds' valuation designee.
Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence and ability to work effectively with other Board Members, a commitment to the interests of shareholders and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board's diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.

Independent Board Members
Leroy T. Barnes, Jr. Mr. Barnes has served as an Independent Board Member of the Fund Complex since 2012. From 2001-2005, Mr. Barnes served as Vice President and Treasurer of PG&E Corporation. From 1997-2001, Mr. Barnes served as Vice President and Treasurer of Gap, Inc. Through his education, employment experience, and experience as a board member, Mr. Barnes is experienced with financial, accounting, regulatory and investment matters.
Craig Damos. Mr. Damos has served as an Independent Board Member of the Fund Complex since 2008. Since 2011, Mr. Damos has served as the President of The Damos Company (consulting services). Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006-2010; Vertical Growth Officer of Weitz Company from 2004-2006; and Chief Financial Officer of Weitz Company from 2000-2004. From 2005-2008, Mr. Damos served as a director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory and investment matters.
Fritz S. Hirsch. Mr. Hirsch has served as an Independent Board Member of the Fund Complex since 2005. From 2011-2015, Mr. Hirsch served as CEO of MAM USA. He served as President and Chief Executive Officer of Sassy, Inc. from 1986-2009, and Chief Financial Officer of Sassy, Inc. from 1983-1985. Through his education, employment experience, and experience as a board member, Mr. Hirsch is experienced with financial, accounting, regulatory and investment matters.
Victor Hymes. Mr. Hymes has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Founder and Managing Member of Legato Capital Management, LLC, an investment management company. Over the past thirty years, Mr. Hymes has served in the roles of CEO, CIO, portfolio manager and other senior management positions with investment management firms. At Zurich Scudder Investments, Inc., Mr. Hymes was responsible for leading the firm's $80 billion institutional business. Prior to this, he held positions with Goldman, Sachs & Co. and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards, and has chaired four investment committees over the past two decades. Through his education, employment experience and experience as a board member, Mr. Hymes is experienced with financial, regulatory and investment matters.
Padelford ("Padel") L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC, a financial services-focused management consulting and staffing company. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice President at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience and experience as a board member, Mr. Lattimer is experienced with financial, regulatory and investment matters.
Karen ("Karrie”) McMillan. Ms. McMillan has served as an Independent Board Member of the Fund Complex since 2014. From 2007-2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991-1999, she served in various roles as counsel at the Securities and Exchange Commission, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment and regulatory matters.
Elizabeth A. Nickels. Ms. Nickels has served as an Independent Board Member of the Fund Complex since 2015. Ms. Nickels currently serves as a director of SpartanNash. From 2008 to 2017, she served as a director of the not-for-profit Spectrum Health System; from 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education, employment experience, and experience as a board member, Ms. Nickels is experienced with financial, accounting and regulatory matters.
Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as an Independent Board Member of the Fund Complex since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe currently serves as a director of Helmerich & Payne (2019-present), and previously served as a director of Denbury Resources from 2019-2020, Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and

Nalco (and its successor Ecolab) from 2009-2014. Through her education, employment experience, and experience as a board member, Ms. VanDeWeghe is experienced with financial, investment and regulatory matters.
Interested Board Members
Timothy M. Dunbar. Mr. Dunbar has served as Chair of the Fund Complex since 2019. From 2018 through November 2020, Mr. Dunbar served as President of Global Asset Management for Principal®, overseeing all of Principal’s asset management capabilities, including with respect to PGI, PLIC, and PFSI, among others. He also has served on numerous boards of directors of Principal® affiliates, including PGI and Post, and in various other positions since joining Principal® in 1986 through his retirement in January 2021. Through his education and employment experience, Mr. Dunbar is experienced with financial, accounting, regulatory and investment matters.
Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter also serves as President for Global Asset Management for Principal® and as Chief Executive Officer, President and Chair of PGI, and Chief Executive Officer, President and Chair of Principal Real Estate Investors ("Principal - REI"). He serves on numerous boards of directors of Principal® affiliates and has served in various other positions since joining Principal® in 1984. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory and investment matters.
Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Fund Complex officers, including their principal occupations which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Leroy T. Barnes, Jr. 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2012) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Retired	131	McClatchy Newspapers, Inc.; Frontier Communications, Inc.; formerly, Herbalife Ltd.
Craig Damos 711 High Street Des Moines, IA 50392 1954	Lead Independent Board Member (since 2020) Director, PFI and PVC (since 2008) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	President, C.P. Damos Consulting LLC	131	None
Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2005) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	February 2020 to October 2020, Interim CEO, MAM USA (manufacturer of infant and juvenile products)	131	MAM USA
Victor Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	Founder and Managing Member of Legato Capital Management, LLC	131	Formerly, Montgomery Street Income Securities Inc.
Padelford ("Padel") L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF (since 2020) Trustee, PDSRA (since 2020)	TBA Management Consulting LLC	131	None
Karen (“Karrie”) McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014) Trustee, PDSRA (since 2019)	Founder/Owner, Tyche Consulting LLC Formerly, Managing Director, Patomak Global Partners, LLC (financial services consulting)	131	None
Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2015) Trustee, PETF (since 2015) Trustee, PDSRA (since 2019)	Retired	131	SpartanNash; Formerly: Charlotte Russe; Follet Corporation; PetSmart; Spectrum Health System
Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2018) Trustee, PETF (since 2018) Trustee, PDSRA (since 2019)	CEO and President, Forte Consulting, Inc. (financial and management consulting)	131	Helmerich & Payne; Formerly: B/E Aerospace; Brown Advisory; Denbury Resources Inc.; Nalco (and its successor Ecolab); and WP Carey

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Positions with PGI and its affiliates; Principal Occupation(s) During Past 5 Years** (unless noted otherwise)	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Timothy M. Dunbar 711 High Street Des Moines, IA 50392 1957	Chair (since 2019) Director, PFI and PVC (since 2019) Trustee, PETF (since 2019) Trustee, PDSRA (since 2019)	President-PGAM, PGI (2018-2021) Director, PGI (2018-2020) Division President, PFSI and PLIC (2020-2021) Executive Vice President and Chief Investment Officer, PFSI and PLIC (2014-2018) President-PGAM, PFSI and PLIC (2018-2020) Director, Post (2018-2020) Chair and Executive Vice President, RobustWealth, Inc. (2018-2020)	131	None
Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PDSRA (since 2019)	Chair, PGI (since 2018) Chief Executive Officer and President, PGI (since 2018) Chief Operating Officer, PGI (2017-2018) Director, PGI (2003-2018) Director, Origin (2018-2019) President–PGAM, PFSI and PLIC (since 2020) Chief Executive Officer and President, PLIC (2018-2020) Chair, Post (2017-2020) Director, Post (since 2017) Chair, Principal–REI (since 2004) President-PGAM, Principal-REI (since 2022) Chief Executive Officer and President, Principal-REI (2018- 2021) Chief Executive Officer, Principal–REI (2005-2018) Director, Spectrum (since 2022) Chair, Spectrum (2017-2022)	131	None

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	Director, PGI (since 2019)
President-Principal Funds, PGI (since 2019)
Director, PFD (since 2019)
Senior Executive Director and Chief Operating Officer, PGI, PFSI, and PLIC (since 2020)
President-Principal Funds, PFSI and PLIC (2019-2020)
Director, Post (since 2020)
Director, Principal - REI (since 2020)
Senior Executive Director and Chief Operating Officer, Principal - REI
   (since 2022)
Executive Vice President, PSS (2019-2022)
Chair, PSS (2019 - 2022)
Director, Spectrum (since 2021)
Principal Executive Officer, OPC Private Capital (2017-2019)
Senior Vice President, Oppenheimer Funds (2011-2019)
Randy D. Bolin 711 High Street Des Moines, IA 50392 1961	Assistant Tax Counsel (since 2020)	Vice President and Associate General Counsel, PGI (since 2016) Vice President and Associate General Counsel, PFSI (since 2013) Vice President and Associate General Counsel, PLIC (since 2013)
Beth Graff 711 High Street Des Moines, IA 50392 1968	Vice President and Assistant Controller (since 2021)	Director – Fund Accounting, PLIC (since 2016)
Gina L. Graham 711 High Street Des Moines, IA 50392 1965	Treasurer (since 2016)	Vice President and Treasurer, PGI (since 2016)
Vice President and Treasurer, PFD (since 2016)
Vice President and Treasurer, PFSI (since 2016)
Vice President and Treasurer, PLIC (since 2016)
Vice President and Treasurer, Principal - REI (since 2017)
Vice President and Treasurer, PSI (since 2016)
Vice President and Treasurer, PSS (since 2016)
Vice President and Treasurer, RobustWealth, Inc. (since 2018)

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Controller (since 2021)	Director – Accounting, PLIC (since 2020) Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Assistant Counsel and Assistant Secretary (since 2018)	Counsel, PGI (since 2018) Counsel, PLIC (since 2018)
Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Chief Compliance Officer/AML Officer, PSS (since 2015)
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Controller (since 2021)	Director – Accounting, PLIC (since 2019) Tax Manager – ALPS Fund Services (2011 – 2019)
Deanna Pellack 711 High Street Des Moines, IA 50392 1987	Assistant Counsel and Assistant Secretary (since 2022)
Counsel, PLIC (since 2022)
Vice President, The Northern Trust Company (2019-2022)
Second Vice President, The Northern Trust Company (2014-2019) Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust (2018-2021)

Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Managing Director – Global Fund Ops, PLIC (since 2021) Managing Director – Financial Analysis/ Planning, PLIC (2021) Director – Accounting, PLIC (2015-2021)
Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018) Interim Chief Compliance Officer (2018) Deputy Chief Compliance Officer (2015-2018)	Chief Compliance Officer - Funds, PGI (since 2018) Deputy Chief Compliance Officer, PGI (2017-2018) Vice President, PSS (since 2015)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)
Chief Operations Officer, PFD (since 2022)
Chief Financial Officer, PFD (2016-2022)
Assistant Vice President and Actuary, PLIC (since 2021)
Chief Financial Officer – Funds/Platforms, PLIC (since 2015)
Chief Financial Officer, PSS (since 2015)

Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Assistant Secretary (since 2022) Assistant Counsel (since 2006)	Assistant General Counsel, PGI (since 2018) Counsel, PGI (2017-2018) Counsel, PLIC (since 2006)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Assistant Counsel and Assistant Secretary (since 2019)	Counsel, PGI (since 2020) Counsel, PLIC (since 2019) Prior thereto, Attorney in Private Practice
Dan L. Westholm 711 High Street Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)	Assistant Vice President-Treasury, PGI (since 2013)
Assistant Vice President-Treasury, PFD (since 2013)
Assistant Vice President-Treasury, PLIC (since 2014)
Assistant Vice President-Treasury, PSI (since 2013)
Assistant Vice President-Treasury, PSS (since 2013)
Beth C. Wilson 711 High Street Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Director and Secretary-Funds, PLIC (since 2007)

FUND COMPLEX OFFICERS
Name, Address and Year of Birth	Position(s) Held with Fund Complex	Positions with PGI and its Affiliates; Principal Occupations During Past 5 Years**
Clint L. Woods 711 High Street Des Moines, IA 50392 1961	Counsel, Vice President, and Assistant Secretary (since 2018) Of Counsel (2015-2018)
Vice President, Associate General Counsel, and Assistant Secretary,
PGI (since 2021)
Vice President, Associate General Counsel, and Secretary
  PGI (2020-2021)
  PFD (since 2022)
  PSI (since 2021)
  PSS (since 2021)
Vice President, Associate General Counsel, Governance Officer, and Secretary
  Principal - REI (since 2020)
Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary
  PGI (2018-2020)
  PFSI (since 2015)
  PLIC (since 2015)
  Principal - REI (2020)
Vice President, Associate General Counsel, and Assistant Corporate Secretary
  PFD (2019-2022)
  PSI (2019-2021)
  PSS (2019-2021)
  RobustWealth, Inc. (since 2019)
Secretary
  Post (2020-2021)
  Spectrum (2020-2021)
Assistant Secretary
  Post (since 2021)
  Spectrum (since 2021)

Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (2017-2019) Counsel, PLIC (since 2015)

Abbreviations used:

Origin Asset Management LLP (Origin)	Principal Life Insurance Company (PLIC)
Post Advisory Group, LLC (Post)	Principal Real Estate Investors, LLC (Principal - REI)
Principal Financial Services, Inc. (PFSI)	Principal Securities, Inc. (PSI)
Principal Funds Distributor, Inc. (PFD)	Principal Shareholder Services, Inc. (PSS)
Principal Global Asset Management (PGAM)	Spectrum Asset Management, Inc. (Spectrum)
Principal Global Investors, LLC (PGI)
Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of Funds included in this SAI, and aggregate dollar range of the equity securities of the funds in the Fund Complex, that were beneficially owned by the Board Members as of December 31, 2021. As of that date, Board Members did not own shares of Funds included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program that invests in the Fund Complex. Board Members who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:
A    $0
B    $1 up to and including $10,000
C    $10,001 up to and including $50,000
D    $50,001 up to and including $100,000
E    $100,001 or more

Independent Board Members
Fund	Barnes	Damos	Hirsch	Hymes(1)	Lattimer(1)	McMillan	Nickels	VanDeWeghe
Core Fixed Income	A	A	A	E	A	A	A	A
Core Plus Bond	A	E	C	A	A	A	A	A
Diversified Income	E	A	D	E	A	D	B	A
Diversified International	A	A	D	D	A	A	A	A
Equity Income	A	E	A	A	A	A	A	A
Global Emerging Markets	A	A	C	A	A	A	A	A
Global Real Estate Securities	A	A	C	D	A	A	A	A
High Yield	A	A	C	A	A	A	A	A
LargeCap S&P 500 Index	A	A	E	A	A	A	A	A
MidCap	A	E	A	A	A	A	E	A
Principal LifeTime 2030	A	A	E	A	A	A	A	A
Real Estate Securities	A	A	A	D	A	A	A	A
SAM Conservative Growth	A	E	A	A	A	A	A	A
SmallCap	A	E	A	A	A	A	A	A
Total Fund Complex	E	E	E	E	A	E	E	E
(1) Director's appointment effective December 15, 2020.

Interested Board Members
Fund	Dunbar	Halter
Equity Income	A	E
Government High Quality Bond	A	C
LargeCap Growth I	D	E
LargeCap S&P 500 Index	A	E
Money Market	A	B
Principal Capital Appreciation	D	A
Principal LifeTime Hybrid 2015	E	A
Principal LifeTime Hybrid 2020	E	A
Principal LifeTime Hybrid 2030	E	A
Total Fund Complex	E	E
Board Member and Officer Compensation
The Fund Complex does not pay any remuneration to its officers or to any Board Members listed above as Interested Board Members. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the Chief Compliance Officer's compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Fund Complex based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Fund Complex.
The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2021. On that date, there were 4 investment companies in the Fund Complex. The Fund does not provide retirement benefits or pensions to any of the Board Members.

Board Member	Funds in this SAI	Fund Complex
Leroy T. Barnes, Jr.	$230,287	$306,000
Craig Damos	$254,793	$338,500
Fritz S. Hirsch	$243,119	$323,000
Victor Hymes (1)	$227,261	$301,917
Padelford ("Padel") L. Lattimer (1)	$233,577	$310,250
Karen ("Karrie") McMillan	$231,749	$307,900
Elizabeth A. Nickels	$241,581	$321,000
Mary M. (“Meg”) VanDeWeghe	$229,908	$305,500

(1) Appointment effective December 15, 2020.

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. ("Principal®"), serves as the manager for the Funds. Principal Management Corporation, previously an affiliate of PGI, served as manager to the Fund prior to its merger with and into PGI on May 1, 2017.
PGI directly makes decisions to purchase or sell securities for each Fund, except for those Funds or portions of Funds for which PGI has retained a sub-advisor to provide such services, as described below.
PGI has executed agreements with various sub-advisors. Under those sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each sub-advisor a fee.

Sub-Advisor:
AllianceBernstein L.P. ("AllianceBernstein") is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P. (“ABH”), a publicly traded partnership. As of September 30, 2021, ABH owned approximately 36.1% of the issued and outstanding AllianceBernstein Units; EQH and its subsidiaries had an approximate 63.2% economic interest in AllianceBernstein (including both the general partnership and limited partnership interests in ABH and AllianceBernstein); and unaffiliated holders 0.7%.

Fund(s):	a portion of the assets of SmallCap Growth I

Sub-Advisor:
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors) ("Barrow Hanley") is an indirect subsidiary of Perpetual Limited ("Perpetual") (ASX:PPT), an Australian financial services firm.

Fund(s):	a portion of the assets of LargeCap Value III and a portion of the assets of Overseas

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock and its affiliates manage investment company and other portfolio assets.

Sub-Sub-Advisor: BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc.

Fund(s):	Inflation Protection

Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a wholly-owned subsidiary of Brown Advisory Management, LLC

Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) is wholly-owned by Causeway Capital Holdings LLC.

Fund(s):	a portion of the assets of Overseas

Sub-Advisor:	Eagle Asset Management, Inc. is a wholly-owned subsidiary of Carillon Tower Advisers, Inc., which is a wholly-owned subsidiary of Raymond James Financial, Inc.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Emerald Advisers, LLC (“Emerald”) is a wholly-owned subsidiary of Emerald Asset Management PA, LLC, which is 51% owned by a subsidiary of 1251 Capital Group, Inc. a financial services holding company.

Fund(s):	SmallCap Growth I

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC is a limited liability company, the primary members of which are HWCap Holdings, LLC, a limited liability company whose members are current and former employees, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., a diversified holding company.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:
Insight North America LLC (“INA”) is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. INA is a registered investment advisor under the Investment Advisers Act of 1940, is regulated by the US Securities and Exchange Commission, and is organized as a New York State limited liability company.

Fund(s):	a portion of the assets of High Income

Sub-Advisor:
Los Angeles Capital Management LLC ("Los Angeles Capital") is a California limited liability company. It is owned by key employees through its parent holding companies, LACM Holdings, Inc. and LACM Equity LLC (collectively, the “Parent Company”). Thomas D. Stevens, Chairman, and Hal W. Reynolds, Chief Investment Officer, hold a controlling equity interest in the Parent Company.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:	MetLife Investment Management, LLC (“MIM”) is a wholly-owned indirect subsidiary of MetLife, Inc.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:
Nuveen Asset Management, LLC (“Nuveen Asset Management”), is an investment adviser registered with the SEC, whose sole managing member is Nuveen Funds Advisors, LLC. Nuveen Asset Management is an indirect subsidiary of Teachers Insurance and Annuity Association of America, which constitutes the ultimate principal owner of Nuveen Asset Management.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:	Origin Asset Management LLP (“Origin”) is an indirect majority-owned subsidiary of Principal Financial Services, Inc., an affiliate of PGI, and a member of Principal®.

Fund(s):	International Fund I

Sub-Advisor:
PineBridge Investments LLC (“PineBridge”) is a private firm that is majority-owned by a subsidiary of Pacific Century Group, an Asia-based private investment group. The remaining interest in PineBridge is owned by its employees.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:
Polen Capital Credit, LLC (“Polen Credit”, f/k/a DDJ Capital Management, LLC) is a private Massachusetts limited liability company that is wholly-owned by Polen Capital Management, LLC. Polen Capital Management, LLC, which controls Polen Credit, is controlled by its Management Committee, which comprises Stan C. Moss, CEO, Daniel Davidowitz, Portfolio Manager and Analyst, and Damon Ficklin, Head of Team, Portfolio Manager and Analyst. The Management Committee is controlled by Messrs. Moss and Davidowitz.

Fund(s):	a portion of the assets of Diversified Income and a portion of the assets of High Income

Sub-Advisor:	Post Advisory Group, LLC (“Post”) is an indirect majority-owned subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Diversified Income and a portion of the assets of High Income

Sub-Advisor:	Principal Real Estate Investors, LLC ("Principal - REI") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Diversified Income

Sub-Advisor:
Robert W. Baird & Co. Incorporated (“Baird”) is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Spectrum Asset Management, Inc. ("Spectrum") is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. ("T. Rowe Price") is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.

Fund(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, LP ("Vaughan Nelson") is a subsidiary of Natixis Investment Managers, LLC.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Victory Capital Management Inc. (“Victory Capital”) is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:	Westwood Management Corp. ("Westwood"), a New York corporation, is a wholly-owned subsidiary of Westwood Holdings Group, Inc., a publicly held company traded on the New York Stock Exchange.

Fund(s):	a portion of the assets of LargeCap Value III
Affiliated Persons of the Registrant Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Registrant who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Fund Complex Officers tables in the “Leadership Structure and Board” section.
Codes of Ethics
The Registrant, PGI, PFD, and each of the sub-advisors have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the sub-advisors have each also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Registrant prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain sub-advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by a Fund. However, other sub-advisors' Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by a Fund. The Registrant’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Registrant, PGI, PFD, and each sub-advisor. A copy of the Registrant’s Code will be provided upon request, which may be made by contacting the Registrant.

Management Agreement
Under the terms of the Management Agreement for the Registrant, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and specified other services. The management fee schedule for each Fund is as follows (expressed as a percentage of average net assets):

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
California Municipal	0.40%	0.38%	0.36%	0.35%
Finisterre Emerging Markets Total Return Bond	0.75	0.74	0.73	0.72
Government & High Quality Bond	0.49	0.47	0.45	0.44
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	0.87	0.85	0.83	0.82
SmallCap	0.75	0.73	0.71	0.70
Tax-Exempt Bond	0.40	0.38	0.36	0.35

Effective January 1, 2023, delete the row for MidCap Growth III in the table above and replace with the following:

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
MidCap Growth III	0.82%	0.80%	0.78%	0.77%

Fund	All Assets
Principal LifeTime Strategic Income	0.00%
Principal LifeTime 2010	0.00
Principal LifeTime 2015	0.00
Principal LifeTime 2020	0.00
Principal LifeTime 2025	0.00
Principal LifeTime 2030	0.00
Principal LifeTime 2035	0.00
Principal LifeTime 2040	0.00
Principal LifeTime 2045	0.00
Principal LifeTime 2050	0.00
Principal LifeTime 2055	0.00
Principal LifeTime 2060	0.00
Principal LifeTime 2065	0.00
Principal LifeTime Hybrid Income	0.00
Principal LifeTime Hybrid 2015	0.00
Principal LifeTime Hybrid 2020	0.00
Principal LifeTime Hybrid 2025	0.00
Principal LifeTime Hybrid 2030	0.00
Principal LifeTime Hybrid 2035	0.00
Principal LifeTime Hybrid 2040	0.00
Principal LifeTime Hybrid 2045	0.00
Principal LifeTime Hybrid 2050	0.00
Principal LifeTime Hybrid 2055	0.00
Principal LifeTime Hybrid 2060	0.00
Principal LifeTime Hybrid 2065	0.00

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Core Plus Bond	0.55%	0.53%	0.51%	0.50%	0.48%	0.45%
Diversified Income	0.73	0.71	0.69	0.68	0.67	0.66
Global Emerging Markets	1.05	1.03	1.01	1.00	0.99	0.98
Global Real Estate Securities	0.90	0.88	0.86	0.85	0.84	0.83
High Income	0.65	0.63	0.61	0.60	0.59	0.58
Inflation Protection	0.40	0.38	0.36	0.35	0.34	0.33
International I	0.65	0.63	0.61	0.60	0.59	0.58
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
MidCap Value I	0.68	0.66	0.64	0.63	0.62	0.61
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Overseas	0.97	0.95	0.93	0.92	0.91	0.90
SmallCap Growth I	0.88	0.86	0.84	0.83	0.82	0.81
SmallCap Value II	0.95	0.93	0.91	0.90	0.89	0.88
Effective January 1, 2023, delete the rows for Global Emerging Markets and Overseas in the table above and replace with the following:

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Global Emerging Markets	0.99%	0.97%	0.95%	0.94%	0.93%	0.92%
Overseas	0.93%	0.91%	0.89%	0.88%	0.87%	0.86%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9 billion	Over $12 billion
LargeCap Growth I	0.66%	0.64%	0.62%	0.61%	0.60%	0.59%	0.58%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $2 billion	Over $5 billion
Real Estate Securities	0.85%	0.83%	0.81%	0.80%	0.79%	0.78%	0.77%
Effective January 1, 2023, delete the table above for Real Estate Securities and replace with the following:

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $2 billion	Next $2 billion	Next $3 billion	Over $10 billion
Real Estate Securities	0.85%	0.83%	0.81%	0.80%	0.79%	0.78%	0.77%	0.76%	0.75%

Fund	First $1 billion	Next $3 billion	Next $3 billion	Next $3 billion	Over $10 billion
Core Fixed Income	0.39%	0.38%	0.37%	0.36%	0.34%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $7 billion	Over $10 billion
Diversified International	0.80%	0.78%	0.76%	0.75%	0.73%	0.70%	0.69%

Fund	First $250 million	Next $250 million	Next $6.5 billion	Next $3 billion	Over $10 billion
Equity Income	0.60%	0.55%	0.50%	0.49%	0.48%
Effective January 1, 2023, delete the table above for Equity Income and replace with the following:

Fund	First $250 million	Next $250 million	Next $6.5 billion	Next $3 billion	Next $2 billion	Next $3 billion	Over $15 billion
Equity Income	0.60%	0.55%	0.50%	0.49%	0.48%	0.46%	0.44%

Fund	First $250 million	Over $250 million
High Yield	0.625%	0.50%

Fund	First $3 billion	Next $3 billion	Over $6 billion
LargeCap S&P 500 Index	0.15%	0.14%	0.13%
Effective January 1, 2023, delete the table above for LargeCap S&P 500 Index and replace with the following:

Fund	First $3 billion	Next $3 billion	Over $6 billion
LargeCap S&P 500 Index	0.15%	0.13%	0.10%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9.5 billion	Next $2.5 billion	Next $3 billion	Next $4 billion	Next $3 billion	Over $25 billion
MidCap	0.65%	0.63%	0.61%	0.60%	0.59%	0.58%	0.57%	0.56%	0.55%	0.53%	0.51%

Fund	All Assets
Government Money Market	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

Fund	First $500 million	Next $500 million	Over $1 billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

Fund	First $3 billion	Next $4 billion	Next $4 billion	Next $4 billion	Over $15 billion
SAM Balanced*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Conservative Balanced*	0.35	0.30	0.25	0.20	0.18
SAM Conservative Growth*	0.35	0.30	0.25	0.20	0.18
SAM Flexible Income*	0.35	0.30	0.25	0.20	0.18
SAM Strategic Growth*	0.35	0.30	0.25	0.20	0.18
*Breakpoints are based on aggregate SAM Portfolio net assets.

Fund	First $1 billion	Next $4 billion	Over $5 billion
Short-Term Income	0.40%	0.38%	0.35%
Effective January 1, 2023, delete the table above for Short-Term Income and replace with the following:

Fund	First $2 billion	Next $2 billion	Over $4 billion
Short-Term Income	0.38%	0.36%	0.33%
Fund Operating Expenses
Each Fund pays all of its operating expenses. Under the terms of the Management Agreement, PGI is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and Board Members who are affiliated with PGI; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Funds. Accounting services customarily required by investment companies are provided to each Fund by PGI, under the terms of the Management Agreement. Principal Shareholder Services, Inc., an affiliate of PGI, provides transfer agent services for Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6 shares, including qualifying shares of the Funds for sale in states and other jurisdictions. PGI is also responsible for providing certain shareholder and administrative services to Classes R-1, R-3, R-4 and R-5 shares pursuant to a Service Agreement and an Administrative Services Agreement.
Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit the Fund's expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Funds may reimburse PGI for expenses incurred during the current fiscal year.
In addition, PGI has contractually agreed to reduce the Government Money Market Fund's management fees in an amount equal to all Acquired Fund Fees and Expenses through the period ending February 28, 2023.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	Expiration
California Municipal	N/A	N/A	N/A	0.46%	2/28/2023
Core Fixed Income	N/A	N/A	N/A	0.46%	2/28/2023
Core Plus Bond	0.84%	N/A	N/A	0.56%	2/28/2023
Diversified Income	N/A	N/A	N/A	0.68%	2/28/2023
Diversified International	N/A	1.98%	N/A	0.85%	2/28/2023
Equity Income	N/A	N/A	N/A	0.52%	2/28/2023
Finisterre Emerging Markets Total Return Bond	N/A	N/A	N/A	0.85%	2/28/2023
Global Emerging Markets	1.55%	2.35%	1.37%	1.20%	2/28/2023
Global Real Estate Securities	N/A	N/A	N/A	0.94%	2/28/2023
Government & High Quality Bond	N/A	1.63%	N/A	0.53%	2/28/2023
Government Money Market	N/A	N/A	N/A	0.20%	2/29/2024
High Yield	N/A	N/A	N/A	0.61%	2/28/2023
Inflation Protection	N/A	N/A	0.85%	N/A	2/28/2023
International I	N/A	N/A	N/A	0.79%	2/29/2024
LargeCap S&P 500 Index	N/A	1.30%	N/A	N/A	2/28/2023
MidCap Growth	N/A	N/A	N/A	0.75%	2/28/2023
MidCap Value I	1.15%	N/A	N/A	0.69%	2/28/2023
Money Market	0.50%	N/A	N/A	N/A	2/28/2023
Principal LifeTime 2010	0.38%	N/A	N/A	N/A	2/28/2023
Principal LifeTime 2030	0.38%	N/A	N/A	N/A	2/28/2023
Principal LifeTime 2040	0.38%	N/A	N/A	N/A	2/28/2023
Principal LifeTime 2050	0.38%	N/A	N/A	N/A	2/28/2023
Principal LifeTime 2060	N/A	N/A	0.38%	N/A	2/28/2023
Principal LifeTime 2065	N/A	N/A	N/A	0.08%	2/28/2023
Principal LifeTime Strategic Income	0.38%	N/A	N/A	N/A	2/28/2023
Principal LifeTime Hybrid 2015	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid 2020	N/A	N/A	N/A	0.05%	2/28/2023
Principal LifeTime Hybrid 2025	N/A	N/A	N/A	0.05%	2/28/2023
Principal LifeTime Hybrid 2030	N/A	N/A	N/A	0.05%	2/28/2023
Principal LifeTime Hybrid 2035	N/A	N/A	N/A	0.05%	2/28/2023
Principal LifeTime Hybrid 2040	N/A	N/A	N/A	0.05%	2/28/2023
Principal LifeTime Hybrid 2045	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid 2050	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid 2055	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid 2060	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid 2065	N/A	N/A	0.30%	0.05%	2/28/2023
Principal LifeTime Hybrid Income	N/A	N/A	0.30%	0.05%	2/28/2023
Real Estate Securities	N/A	N/A	N/A	0.86%	2/28/2023
Short-Term Income	N/A	N/A	N/A	0.43%	2/28/2023
SmallCap	N/A	N/A	N/A	0.85%	2/28/2023
SmallCap S&P 600 Index	N/A	N/A	N/A	0.21%	2/28/2023
SmallCap Value II	N/A	N/A	1.30%	0.96%	2/28/2023
Tax-Exempt Bond	N/A	1.60%	N/A	0.45%	2/28/2023

Effective January 1, 2023, delete the row for Global Emerging Markets in the table above and replace with the following:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	C	J	Inst.	Expiration
Global Emerging Markets	1.45%	N/A	1.30%	1.10%	02/29/2024

Contractual Limits on Total Annual Fund Operating Expenses
Fund	R-1	R-3	R-4	R-5	Expiration
Government & High Quality Bond	1.29%	0.98%	0.79%	0.67%	2/28/2023
Principal LifeTime 2065	0.93%	0.62%	0.43%	0.31%	2/28/2023
Short-Term Income	N/A	N/A	0.79%	N/A	2/28/2023
Contractual Limits on Other Expenses
PGI has contractually agreed to limit the expenses identified as "Other Expenses" related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) at or below certain limits.
The other expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
Diversified Income	0.02%	2/28/2023
Diversified International	0.04%	2/28/2023
Global Emerging Markets	0.04%	2/28/2023
Government Money Market	0.00%	2/29/2024
International I	0.04%	2/28/2023
MidCap	0.02%	2/28/2023
Principal LifeTime Hybrid Income	0.02%	2/28/2023
Principal LifeTime Hybrid 2015	0.02%	2/28/2023
Principal LifeTime Hybrid 2020	0.02%	2/28/2023
Principal LifeTime Hybrid 2025	0.02%	2/28/2023
Principal LifeTime Hybrid 2030	0.02%	2/28/2023
Principal LifeTime Hybrid 2035	0.02%	2/28/2023
Principal LifeTime Hybrid 2040	0.02%	2/28/2023
Principal LifeTime Hybrid 2045	0.02%	2/28/2023
Principal LifeTime Hybrid 2050	0.02%	2/28/2023
Principal LifeTime Hybrid 2055	0.02%	2/28/2023
Principal LifeTime Hybrid 2060	0.02%	2/28/2023
Principal LifeTime Hybrid 2065	0.02%	2/28/2023
SmallCap	0.02%	2/28/2023
SmallCap Growth I	0.01%	2/28/2023
SmallCap Value II	0.02%	2/28/2023

Contractual Management Fee Waivers
PGI has contractually agreed to limit certain of the Funds' management fees. The expense limit will reduce the Fund's management fees by the amounts listed below:

Contractual Management Fee Waivers
Fund	Waiver	Expiration
Core Plus Bond	0.060%	2/28/2023
Diversified Income	0.040%	2/28/2023
High Income	0.015%	2/28/2023
LargeCap Growth I	0.016%	2/28/2023
LargeCap Value III	0.065%	2/28/2023
MidCap Growth III	0.020%	2/28/2023
MidCap Value I	0.020%	2/28/2023
Overseas	0.035%	2/28/2023
SmallCap Growth I	0.020%	2/28/2023
SmallCap Value II	0.020%	2/28/2023
Effective January 1, 2023, delete the row for Overseas in the table above and replace with the following:

Contractual Management Fee Waivers
Fund	Waiver	Expiration
Overseas	0.020%	02/29/2024
Limits on Distribution Fees and/or Service (12b-1) Fees
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2023 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, PFI and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Effective January 1, 2021, the Distributor has voluntarily agreed to limit the distribution fees attributable to Class J, reducing the Funds' distribution fees for Class J Shares by 0.020%.* This voluntary waiver may be revised or terminated at any time without notice to shareholders.
* For the period from December 31, 2016 to December 31, 2020, the voluntary waiver was 0.030%.
Voluntary Expense Limit
PGI has voluntarily agreed to limit the Government Money Market and Money Market Funds’ expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
Management Fees Paid
Fees paid for investment management services (before any waivers/reimbursements from PGI) during the periods indicated were as follows:

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2021		2020	2019
California Municipal	$3,131		$2,845	$2,084
Core Fixed Income	42,275		36,919	16,042	(1)
Core Plus Bond	3,807		3,450	15,494
Diversified Income(2)	34,945		45,991	55,947
Diversified International	64,677		89,822	92,912
Equity Income	50,710		38,888	36,623
Finisterre Emerging Markets Total Return Bond	4,255	(3)	1,742	1,004
Global Emerging Markets(4)	3,248		3,113	6,956
Global Real Estate Securities	31,046		25,893	29,700	(5)
Government & High Quality Bond	6,299		8,297	7,512
Government Money Market	5,744		5,474	4,714
High Income	21,522		18,032	20,720

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2021	2020	2019
High Yield	15,327	14,861	14,617
Inflation Protection	6,099	6,413	6,102
International I	2,562	2,562	3,173
LargeCap Growth I	79,586	64,062	51,967
LargeCap S&P 500 Index	8,942	8,950	8,578
LargeCap Value III	22,166	15,252	16,084
MidCap	129,006	104,065	91,161
MidCap Growth	1,829	1,109	1,144
MidCap Growth III	10,240	9,880	10,372
MidCap S&P 400 Index	1,987	1,619	1,972
MidCap Value I	17,373	14,640	12,785
Money Market	2,933	2,634	2,035
Overseas	27,536	24,669	29,657
Principal Capital Appreciation	9,848	8,454	8,447
Real Estate Securities	44,740	38,244	34,712
SAM Balanced	13,123	12,100	12,374
SAM Conservative Balanced	4,968	4,606	4,637
SAM Conservative Growth	8,999	8,045	8,245
SAM Flexible Income	7,863	7,443	7,229
SAM Strategic Growth	5,850	5,015	5,069
Short-Term Income	21,762	22,102	19,743
SmallCap	8,827	4,750	4,880
SmallCap Growth I	24,764	17,309	19,383
SmallCap S&P 600 Index	2,100	1,671	1,926
SmallCap Value II	11,863	8,425	10,223
Tax-Exempt Bond	3,192	2,752	2,018

(1) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2) Effective March 1, 2022, Global Diversified Income changed its name to Diversified Income Fund.
(3) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(4) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund
(5) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Management Fees Waived
For the following Funds, PGI waived a portion of the management fee during the periods indicated as follows:

Management Fees Waived for Periods Ended October 31 (amounts in thousands)
Fund	2021		2020	2019
Core Plus Bond	$420		$379	$1,835
Diversified Income (1)	3,794		5,056	5,249
Diversified International	—		4,122	9,641
Finisterre Emerging Markets Total Return Bond	—	(2)	—	15
Global Emerging Markets (3)	—		162	684
Government Money Market	396		304	310
High Income	532		442	158	(4)
International I	—		178	439
LargeCap Growth I	2,136		1,714	1,387
LargeCap Value III	1,904		1,285	1,348
MidCap Growth III	234		333	851
MidCap Value I	539		452	765
Overseas	1,034		1,035	1,814
SmallCap Growth I	588		620	1,664

Management Fees Waived for Periods Ended October 31 (amounts in thousands)
Fund	2021	2020	2019
SmallCap Value II	254	291	417

(1) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(2) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(3) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(4) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Expense Reimbursed
For the following Funds, PGI reimbursed certain expenses during the periods indicated as follows:

Expenses Reimbursed for Periods Ended October 31 (amounts in thousands)
Fund	2021		2020		2019
California Municipal	60		55		59
Core Fixed Income	—		—	(1)	91
Core Plus Bond	347		263		110
Diversified Income (2)	2,042		2,934		3,714
Diversified International	83		24		28
Equity Income	1,494		1,317		709
Finisterre Emerging Markets Total Return Bond	64	(3)	195		89
Global Emerging Markets (4)	218		408		561
Global Real Estate Securities	756		1,550		3,410
Government & High Quality Bond	44		225		273
Government Money Market	3,887		993		177
High Income	8		32		33	(5)
High Yield	226		356		704
Inflation Protection	—		13		38
International I	70		57		146
LargeCap S&P 500 Index	—		—		16
MidCap Growth	22		18		31
MidCap Value I	116		166		92
Money Market	3,005		861		247
Principal Capital Appreciation	106		288		305
Principal LifeTime Strategic Income	19		24		25
Principal LifeTime 2010	7		11		17
Principal LifeTime 2030	—		—		22
Principal LifeTime 2040	—		17		47
Principal LifeTime 2050	36		57		83
Principal LifeTime 2060	5		19		22
Principal LifeTime 2065	4		21		31
Principal LifeTime Hybrid Income	42		53		70
Principal LifeTime Hybrid 2015	34		34		54
Principal LifeTime Hybrid 2020	21		15		10
Principal LifeTime Hybrid 2025	22		17		29
Principal LifeTime Hybrid 2030	26		11		22
Principal LifeTime Hybrid 2035	22		25		49
Principal LifeTime Hybrid 2040	21		21		40
Principal LifeTime Hybrid 2045	33		37		66
Principal LifeTime Hybrid 2050	34		48		66
Principal LifeTime Hybrid 2055	66		71		83
Principal LifeTime Hybrid 2060	79		79		86
Principal LifeTime Hybrid 2065	79		83		84
Real Estate Securities	0		273		428
SAM Conservative Balanced	0		0		18
SAM Flexible Income	—		0		51

Expenses Reimbursed for Periods Ended October 31 (amounts in thousands)
Fund	2021	2020	2019
Short-Term Income	144	177	102
SmallCap	19	33	57
SmallCap Growth I	1	46	124
SmallCap S&P 600 Index	52	0	0
SmallCap Value II	182	172	124
Tax-Exempt Bond	73	92	97

(1) Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(3) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(4) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(5) Effective July 1, 2019, High Yield Fund I changed its name to High Income Fund.
Sub-Advisory Agreements for the Funds
PGI (and not the Funds) pays the sub-advisors fees determined pursuant to a sub-advisory agreement with each sub-advisor, including those sub-advisors that are at least 95% owned, directly or indirectly, by PGI or its affiliates ("Wholly-Owned Sub-Advisors") and the sub-advisors for the Funds listed in the tables below. Fees paid to sub-advisors are individually negotiated between PGI and each sub-advisor and may vary.

Aggregate Fees Paid to Sub-Advisors (other than Wholly-Owned Sub-Advisors, Origin and Post) for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2021		2020		2019
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Diversified Income	$4,188	0.34%	$5,463	0.33%	$10,249	0.34%
High Income	4,902	0.22	4,285	0.24	8,158	0.26
Inflation Protection	997	0.06	1,258	0.07	1,292	0.08
LargeCap Growth I	27,296	0.23	21,933	0.23	19,166	0.25
LargeCap Value III	4,974	0.20	3,543	0.21	3,802	0.21
MidCap Growth III	3,769	0.36	3,579	0.37	3,528	0.38
MidCap Value I	6,477	0.27	5,594	0.28	4,469	0.29
Overseas	8,887	0.34	7,938	0.36	9,061	0.36
SmallCap Growth I	11,138	0.42	7,828	0.43	7,674	0.46
SmallCap Value II	4,289	0.38	3,177	0.41	3,801	0.40

Fees Paid to Origin and Post for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2021		2020		2019
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
International I (Origin)	$1,176	0.34%	$1,115	0.35%	$1,253	0.36%
High Income (Post)	3,816	0.28	3,283	0.28	912	0.28
Diversified Income (Post)	1,798	0.29	2,919	0.29	3,178	0.30
Custodian
The custodian of the portfolio securities and cash assets of the Funds is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.

Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Funds. Information regarding securities lending during the Funds' most recently ended fiscal year is as follows:

Fund	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending
Core Fixed Income	$1,339	$8,065	$—	$—	$—	$(79,328)	$—	$(71,262)	$72,601
Core Plus Bond	2,151	33,345	—	—	—	(331,314)	—	(297,969)	300,120
Diversified Income	3,941	46,004	—	—	—	(456,170)	—	(410,165)	414,106
Diversified International	3,360	83,843	—	—	—	(835,078)	—	(751,235)	754,594
Equity Income	4,045	64,835	—	—	—	(644,312)	—	(579,476)	583,521
Finisterre Emerging Markets Total Return Bond	64	761	—	—	—	(7,547)	—	(6,786)	6,850
Global Emerging Markets	16	294	—	—	—	(2,929)	—	(2,634)	2,651
Global Real Estate Securities	719	6,756	—	—	—	(66,839)	—	(60,083)	60,803
Government & High Quality Bond	101	119	—	—	—	(1,092)	—	(973)	1,074
High Income	1,506	23,807	—	—	—	(236,650)	—	(212,843)	214,350
High Yield	745	10,407	—	—	—	(103,334)	—	(92,927)	93,673
Inflation Protection	115	180	—	—	—	(1,691)	—	(1,511)	1,625
International I	602	5,609	—	—	—	(55,493)	—	(49,884)	50,486
LargeCap Growth I	1,216	43,120	—	—	—	(430,039)	—	(386,919)	388,136
LargeCap S&P 500 Index	179	4,353	—	—	—	(43,356)	—	(39,003)	39,182
LargeCap Value III	246	16,113	—	—	—	(160,928)	—	(144,814)	145,060
MidCap	1,284	6,743	—	—	—	(66,153)	—	(59,410)	60,694
MidCap Growth	58	100	—	—	—	(942)	—	(842)	900
MidCap Growth III	610	2,232	—	—	—	(21,751)	—	(19,519)	20,129
MidCap S&P 400 Index	616	1,657	—	—	—	(15,962)	—	(14,305)	14,921
MidCap Value I	692	12,120	—	—	—	(120,553)	—	(108,432)	109,124
Overseas	4,664	60,613	—	—	—	(601,499)	—	(540,886)	545,550
Principal Capital Appreciation	27	225	—	—	—	(2,220)	—	(1,995)	2,022
Short-Term Income	1,055	2,351	—	—	—	(22,457)	—	(20,107)	21,161
SmallCap	1,613	37,685	—	—	—	(375,289)	—	(337,604)	339,217
SmallCap Growth I	3,331	71,377	—	—	—	(710,850)	—	(639,472)	642,804
SmallCap S&P 600 Index	1,324	23,577	—	—	—	(234,486)	—	(210,909)	212,233
SmallCap Value II	642	18,886	—	—	—	(188,451)	—	(169,566)	170,208
The services provided by The Bank of New York Mellon, as securities lending agent for the Funds, include: coordinating, with the Funds, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Funds upon loan termination.
INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries.

Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. In some situations, the Funds will reimburse PGI or its affiliates for making such payments; in others, the Funds make such payments directly to intermediaries.
For Classes R-1, R-3, R-4 and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Service Fees that are disclosed in the Prospectus as Other Expenses. Such compensation is generally based on the average asset value of Fund shares for the relevant share class held by clients of the intermediary.
In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders. In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources to certain large plan sponsors to help cover the cost of providing educational materials to plan participants.
The amounts paid to intermediaries vary by share class and by Fund.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Service Fees pertaining to such plans.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the Funds, may be paid additional amounts. In addition, some financial intermediaries or their affiliates receive compensation from PGI or its affiliates for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary's Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor's goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by Fund and by share class.
Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.
The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of a Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in the Prospectus. Ask your Financial Professional about any fees and commissions they charge.
Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund's sub-advisors when selecting brokers to effect portfolio transactions.

As of January 7, 2022, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees and expense reimbursement) include, but are not necessarily limited to, the following:

Advisor Group
Alight Financial Solutions LLC
American Century Investments
American Enterprise Investment
Services Inc.
American General Life Insurance Co.
American United Life Insurance Co.
Ameriprise Financial Services
Ameritas Investments Corp
Ascensus
Ascensus College Savings Record
Keeping Services, LLC
AXA Advisors, LLC
AXA Equitable Life Insurance Co.
Baird
Benefit Plan Administrators
Benefit Solutions
Benefit Trust Company
BNY Mellon NA
Broadridge Business Process
Outsourcing, LLC
Cambridge Investment Research Inc.
Canterbury Consulting Incorporated
Capstone Wealth Advisors LLC
Cetera Advisor Networks LLC
Charles Schwab Trust Company
Chris Hays Wealth Management LLC
Citigroup Global Markets Inc.
Columbia Management Investment
Advisers, LLC
Commonwealth Financial Network
Concentrum Wealth Management, LLC
Coordinated Capital Securities, Inc.
CPI Qualified Consultants
Digital Retirement Solutions
ePlan Services, Inc.
Equitable Financial Life Insurance
Company
Equitable Financial Life Insurance
Company of America
ETRADE Savings Bank
Fidelity Investment Institutional
Operations Co.
Financial Data Services LLC

First Republic Securities Co., LLC
Four Peaks Planning and Investments LLC
FSC Securities Corporation
G.A. Repple & Company
Global Retirement Partners LLC
Goldman Sachs & Co.
Gradient Investments LLC
Gradient Securities, LLC
Great West Life & Annuity
GWFS Equities, Inc.
ICMA-Retirement Corp.
Investacorp Inc.
J.P. Morgan Securities, Inc.
Janney Montgomery Scott
John Hancock Trust Co.
Jones & Associates Premier Financial
Solutions
Kestra Investment Services, LLC
KMS Financial Services, Inc.
Lincoln Investment Planning, Inc.
Lincoln Retirement Services Co.
LPL Financial Corporation
Massachusetts Mutual Life Insurance
Company
Mercer HR Services
Merrill Lynch
MidAtlantic Capital Corporation
Midland National Life Insurance Company
Minnesota Life Insurance Company
MML Investors Services Inc.
Morgan Stanley Smith Barney LLC
National Financial Services LLC
Nationwide Investment Services Corp
Newport Group Retirement Plan Services
Northwestern Mutual Investment Services
NYLIFE Securities, LLC
Oppenheimer & Co.
Pershing LLC
Plan Administrators, Inc.
Principal Life Insurance Company
Principal Securities, Inc
Private Client Services, LLC
Prudential Retirement Services

Putnam Investors Services
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Capital Markets Corp.
RBC Correspondent Services
Reliance Trust Company
Retirement Clearinghouse
Robert W. Baird & Co.
Royal Alliance Associates, Inc.
SA Stone Wealth Management Inc.
SagePoint Financial, Inc.
Sammons Institutional Group
Securities America, Inc.
Securities Service Network, Inc.
Spectrum Investment Advisors, Inc.
Standard Insurance Company
Stifel Nicolaus & Company, Inc.
T. Rowe Price Retirement Plan Services
TD Ameritrade Inc.
TD Ameritrade Trust Company
Thrivent Financial for Lutherans
TIAA-CREF
Total Administrative Services Corporation
Towerpoint Wealth LLC
Triad Advisors, Inc.
Triad Hybrid Solutions, LLC
UBS Financial Services, Inc.
US Bancorp Investments
VALIC Retirement Services Company
Vanguard Brokerage Services
Vanguard Group, The
Voya Financial Advisors, Inc.
Voya Institutional Plan Services, LLC
Voya Institutional Trust Co.
Wells Fargo Advisors FINET, LLC
Wells Fargo Advisors, LLC
Wells Fargo Advisors LLC Bank
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wilmington Trust Retirement & Ins
Services
Woodbury Financial Services

The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI, or by the Fund's sub-advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund's sub-advisor is to obtain the best overall terms. In pursuing this objective, PGI or the sub-advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a sub-advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the sub-advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the sub-advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or the sub-advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a sub-advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a sub-advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, performance of client accounts, and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or a sub-advisor’s overall responsibilities to the accounts under its management. PGI or a sub-advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a sub-advisor may use it in servicing some or all of the accounts it manages.
PGI and the sub-advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2021 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
Diversified Income	$440,329,768	$267,295
Diversified International	4,517,444,765	2,683,419
Equity Income	2,863,791,394	836,171
Global Emerging Markets	97,328,866	57,887
Global Real Estate Securities	582,179,829	370,479
International I	391,658,322	150,021
LargeCap Growth I	786,735,266	138,660
LargeCap S&P 500 Index	295,257,028	53,661
LargeCap Value III	2,459,556,566	804,063
MidCap	4,896,853,110	1,492,201
MidCap Growth	213,354,303	81,498
MidCap Growth III	565,694,591	136,538
MidCap S&P 400 Index	37,258,283	13,234
MidCap Value I	2,243,763,441	775,630
Overseas	1,349,525,354	1,000,071
Principal Capital Appreciation	869,067,306	189,839
Real Estate Securities	872,988,714	549,728

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
SmallCap	416,801,610	370,054
SmallCap Growth I	1,140,764,165	653,062
SmallCap S&P 600 Index	13,936,363	10,061
SmallCap Value II	680,187,783	1,028,879
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a sub‑advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a sub‑advisor affiliate or PGI affiliate in connection with such underwritings. In addition, for underwritings where a sub-advisor affiliate or PGI participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings. The sub-advisor shall determine the amounts and proportions of orders allocated to the sub-advisor or affiliate. The Board will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between a Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; must be consistent with the investment objective, investment strategy, and risk profile of the Fund; and no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board will receive quarterly reports on these transactions.
The Board has also approved procedures that permit a Fund's sub-advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board will receive quarterly reports on these transactions.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with a Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.
The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid For Periods Ended October 31
Fund	2021	2020	2019
California Municipal Fund	$801	$3,290	$6,088
Core Fixed Income Fund	—	—	1,378
Core Plus Bond	15,956	16,172	28,375
Diversified Income	1,637,794	1,492,047	2,033,406	(1)
Diversified International	7,756,328	8,382,170	10,964,605
Equity Income	1,399,777	1,334,450	1,684,442
Global Emerging Markets	252,012	314,253	2,748,447
Global Real Estate Securities	1,385,168	1,766,085	2,224,162
High Income	23	1,888	2,625
High Yield	3,132	47,036	6,208
Inflation Protection	7,576	4,106	7,443	(1)
International I	149,981	152,478	203,032
LargeCap Growth I	823,663	1,319,454	1,180,004
LargeCap S&P 500 Index	199,065	153,014	29,646
LargeCap Value III	954,086	881,284	741,357
MidCap	2,734,986	2,183,860	3,181,548
MidCap Growth	257,783	234,942	215,909

Total Brokerage Commissions Paid For Periods Ended October 31
MidCap Growth III	231,154	320,801	377,887
MidCap S&P 400 Index	39,848	121,143	70,217
MidCap Value I	949,168	1,126,888	815,770
Overseas	1,825,373	2,280,378	1,796,336
Principal Capital Appreciation	356,313	521,687	856,827
Real Estate Securities	1,501,016	2,473,748	1,417,735
SAM Balanced Portfolio	105,330	77,184	110,984
SAM Conservative Balanced Portfolio	35,810	14,242	63,891
SAM Conservative Growth Portfolio	75,010	37,530	167,250
SAM Flexible Income Portfolio	11,390	162,488	110,368
SAM Strategic Growth Portfolio	18,910	61,420	346,583
Short-Term Income	—	—	—
SmallCap	855,323	538,900	373,121
SmallCap Growth I	1,572,443	1,218,085	1,214,616
SmallCap S&P 600 Index	49,801	167,498	24,974
SmallCap Value II	1,365,112	1,362,063	1,212,061
Tax-Exempt Bond	4,111	3,300	6,439
(1) Previous amounts have been restated using the methodology used for reporting similar data in Form N-CEN, which results in higher amounts than previously stated.
Primary reasons for changes in several Funds' brokerage commissions for the three years were changes in commission rates; changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

In particular, primary reasons for changes in brokerage commissions for those Funds with relatively greater variations for the three years were, in part: for the LargeCap S&P 500 Index Fund in 2020 and 2021, and for the MidCap S&P 400 Index, Real Estate Securities, and SmallCap S&P 600 Index Funds in 2020, changes in trading volumes, with higher volumes resulting in higher commissions; and for the High Yield Fund and the SAM Flexible Income Portfolio, increased trading in exchange-traded funds, with such increases resulting in higher commissions for 2020.

Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or such Fund's Sub-Advisors for the fiscal years ended October 31 as follows:

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2021 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	13,294	0.81%	0.37%
Total			$13,294	0.81%	0.37%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2020 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	38,686	2.59%	1.26%
Total			$38,686	2.59%	1.26%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2019 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	5,645	0.28%	0.18%
Total			$5,645	0.28%	0.18%

Material differences, if any, between the percentage of a Fund's brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker's execution.
The following table indicates the value of each Fund's aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2021.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Core Fixed Income	Bank of America	$102,170
	Bank of New York Mellon Corp/The	107,266
	Citigroup Inc	100,818
	Goldman Sachs Group Inc/The	99,118
	Jefferies Group LLC	75,911
	JPMorgan Chase & Co	100,230
	Morgan Stanley	97,422
Core Plus Bond	Bank of America	6,964
	Barclays PLC	2,616
	BNP Paribas SA	2,199
	Citigroup Inc	1,185
	Credit Suisse Group AG	4,993
	Goldman Sachs Group Inc/The	4,109
	JPMorgan Chase & Co	1,464
	Morgan Stanley	9,304
	UBS Group AG	451
Diversified Income	Bank of America	17,822
	Bank of New York Mellon Corp/The	13,492
	Barclays PLC	13,278
	BNP Paribas SA	11,492

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
	Citigroup Inc	27,879
	Credit Suisse Group AG	12,743
	Goldman Sachs Group Inc/The	21,425
	Jefferies Group LLC	886
	JPMorgan Chase & Co	27,168
	Morgan Stanley	4,194
	UBS Group AG	9,755
Diversified International	BNP Paribas SA	38,324
Equity Income	Bank of America	112,171
	JPMorgan Chase & Co	271,867
	Morgan Stanley	167,615
High Yield	Barclays PLC	14,715
	JPMorgan Chase & Co	7,380
International Fund I	UBS Group AG	3,167
LargeCap Growth I	Goldman Sachs Group Inc/The	497
LargeCap S&P 500 Index	Bank of America	55,830
	Bank of New York Mellon Corp/The	7,418
	Citigroup Inc	22,118
	Goldman Sachs Group Inc/The	21,987
	JPMorgan Chase & Co	80,105
	Morgan Stanley	23,673
LargeCap Value III	Bank of America	39,176
	Bank of New York Mellon Corp/The	1,330
	Citigroup Inc	22,864
	Goldman Sachs Group Inc/The	75,907
	Jefferies Group LLC	267
	JPMorgan Chase & Co	33,308
	Morgan Stanley	3,978
MidCap S&P 400 Index	Jefferies Group LLC	4,818
MidCap Value I	Bank of New York Mellon Corp/The	33,270
	Jefferies Group LLC	466
Money Market	Barclays PLC	12,999
	BNP Paribas SA	7,000
	Citigroup Inc	9,400
	Goldman Sachs Group Inc/The	16,565
	JPMorgan Chase & Co	3,000
	Mizuho Bank Ltd/New York NY	8,799
Overseas	Barclays PLC	19,678
	BNP Paribas SA	6,556
	Credit Suisse Group AG	16,620
	Mizuho Bank Ltd/New York NY	1,267
	UBS Group AG	2,656
Principal Capital Appreciation	JPMorgan Chase & Co	63,008
Short-Term Income	Bank of America	95,030
	Bank of New York Mellon Corp/The	24,722
	BNP Paribas SA	10,113
	Citigroup Inc	55,375
	Credit Suisse Group AG	33,691
	Goldman Sachs Group Inc/The	48,634
	JPMorgan Chase & Co	103,002
	Morgan Stanley	83,726
	UBS Group AG	30,448

Allocation of Trades
By the Manager (“PGI”). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI's trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment advisor for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or "bunched" basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI's role as investment advisor to each of the Funds and discretionary advisor to funds of funds and some underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisors (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund's portfolio to be allocated to an advisor. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:
•PGI serves as the investment advisor to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment advisor may serve as sub-advisor to the funds in which a fund of funds may invest. This raises a potential conflict because PGI's or an affiliated company's profit margin may vary depending upon the underlying fund in which the funds of funds invest.
•PGI or an affiliated person may serve as investment advisor to a portion of a Multi-Managed Fund. In addition, PGI might recommend that an affiliated person serve as sub-advisor to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI's or an affiliated investment advisor's profit margin may vary depending on the extent to which a Multi-Managed Fund's assets are managed by PGI or allocated to an affiliated advisor.
•A sub-advisor may determine that the asset class PFI has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PFI may place with the sub-advisor for management. When a sub-advisor for two or more PFI Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.

PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:
•PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds complex that are determined to be consistent with the fund of fund’s objective and principal investment strategies. However, PGI will select an unaffiliated underlying fund managed by an unaffiliated sub-advisor when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process. However, PGI will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI provides ongoing oversight of the Funds' investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each sub-advisor manage a number of accounts other than the Fund's portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes and, in some cases, review by independent third parties.
Investments the sub-advisor deems appropriate for the Fund's portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund's portfolio and other accounts. In such circumstances, the sub-advisor may determine that orders for the purchase or sale of the same security for the Fund's portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the sub-advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price and other share classes of the Funds are purchased at the net asset value ("NAV") per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in "Pricing of Fund Shares."
All income dividends and capital gains distributions, if any, on a Fund's Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund's Classes A, C, and J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind).

MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund (the “Fund”) is no longer available for purchases from new investors except in limited circumstances, such as the following:
•Shareholders, including those in omnibus accounts, who own shares of the Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013, (for employer sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e. investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts or insurance separate accounts) in a fee-based, wrap or advisory account, may continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.
•Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after June 14, 2013.
•529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.
•Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.
•Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
Effective as of the close of the New York Stock Exchange January 18, 2018, Class C and Institutional Class Shares of the Fund are no longer available for purchases or for exchanges from other series of the Principal Funds, Inc.
Class R-1 Shares
For retirement plan investors, effective as of the close of the New York Stock Exchange on January 31, 2017, Class R-1 shares are no longer available for purchase from new retirement plans except in limited circumstances. However, if a retirement plan currently offers Class R-1, such plans will be allowed to continue to invest in that share class through Funds they currently offer in their plans or Funds they add to their plans.
Abandoned or Orphaned Accounts
In order to invest in shares of Principal Funds, a shareholder’s account must have a registered broker-dealer on file with us when the account is established. If an active account does not have a registered broker-dealer on file, we consider the account to be an “abandoned or orphaned account”. If we determine in our discretion that an account is abandoned or orphaned, we will take the following actions:
•Notify the shareholder in writing as to the account’s status and request that the account(s) be moved to another registered broker-dealer;
•Remove the broker/dealer from the account.  If the shareholder does not request another registered broker/dealer to be added to the account, Principal Shareholder Services, Inc. (“PSS”), the Funds’ Transfer Agent, will hold the accounts until another registered broker/dealer is added to the account.  PSS is not a broker-dealer and does not offer investment advice; and
•No initial sales charge will apply to purchases of Fund shares while PSS is holding the account.

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in "Pricing of Fund Shares."
The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Certain designated organizations are authorized to receive sell orders on the Fund's behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.
Exchanges Between Classes of Shares
Through your financial intermediary, in certain limited circumstances, you may become eligible to exchange shares of a Fund you own for shares of a different class of the same Fund, if you become eligible to purchase shares of such different class of the same Fund through your account with your financial intermediary. The following shows the permitted exchanges, subject to the conditions described herein:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
Such same Fund exchanges between share classes are permitted subject to conditions including, but not limited to, the following:
•You or your retirement plan sponsor must be eligible to purchase shares of the class into which the exchange is to occur;
•Your financial intermediary or the retirement plan sponsor's financial intermediary must have an agreement with the underwriter or transfer agent of Principal Funds allowing the purchase of such share class for you;
•The Fund must offer shares of such class of such Fund in your state or the state of the retirement plan sponsor;
•In order to exchange into Class A shares, you must be eligible to: (i) purchase Class A shares with no initial sales charge; or (ii) exchange into Class A shares through your financial intermediary with no initial sales charge;
•Depending on the circumstances, for exchanges from Classes A and C shares there may be a contingent deferred sales charge in connection with the exchange;
•Any such exchange must be requested by your financial intermediary or retirement plan sponsor (with approval by the Distributor) and, except as otherwise approved by the Distributor, must result from either (i) the financial intermediary seeking to have shares of the Funds on their platform held in a particular share class, (ii) the share class becoming available to your financial intermediary or financial professional through a new relationship, or (iii) your retirement plan sponsor electing to have shares of the Funds offered as part of the plan investment options held in a particular share class; and
•The Government Money Market Fund does not permit exchanges.
If after purchasing Institutional Class shares you become ineligible to invest in Institutional Class shares, you may be permitted to exchange from Institutional Class shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.
You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your financial professional for more information.
While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax advisor regarding possible federal, state, local and foreign tax consequences.

Money Market Fund - Investor Transaction Considerations Regarding Liquidity Fees and Redemption Gates*
•     If a shareholder submits a redemption order while a redemption gate is in effect, the redemption order is invalid and a shareholder must submit a new redemption order after the gate is lifted.
•     If the Money Market Fund received, but has not yet processed, a purchase order prior to notifying investors of the imposition of liquidity fees or redemption gates, such purchase order will be considered a valid purchase and will be processed normally.
•     If a liquidity fee is imposed during the day, an intermediary that receives both purchase and redemption orders from a single underlying accountholder will not apply the liquidity fee to the net amount of redemptions made by that same accountholder, since the purchase order was received before the time the liquidity fee was implemented.
•     If a redemption request was verifiably submitted to the Money Market Fund’s agent before a liquidity fee or redemption gate is imposed but is received by the Money Market Fund after a liquidity fee or redemption gate is imposed, the fund will pay the proceeds of the redemption request despite the gate and will not impose a liquidity fee on the redemption request.
•     A checkwriting redemption request which is verifiably submitted to the Money Market Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
*This does not apply to the Government Money Market Fund.
GOVERNMENT MONEY MARKET AND MONEY MARKET FUNDS MATERIAL EVENTS
Imposition of Liquidity Fees and Temporary Suspensions of Fund Redemptions
Since October 14, 2016, there has not been any occasion on which the Money Market Fund has: (i) invested less than ten percent, and/or (ii) invested less than thirty percent, but more than ten percent, of its total assets in weekly liquid assets.
Financial Support Provided to the Government Money Market Fund or Money Market Fund
Since October 14, 2016 (or, for the Government Money Market Fund, since inception), there has not been any occasion on which the Government Money Market Fund or Money Market Fund has: (i) been provided financial support from an affiliated person, promoter, or principal underwriter of the Fund, or an affiliated person of such a person, and/or (ii) participated in one or more mergers with another investment company.
Form N-CR
If applicable, the Fund was required to disclose additional information about this event (or these events, as appropriate) on Form N-CR and to file this form with the Securities and Exchange Commission. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at www.sec.gov.
PRICING OF FUND SHARES
Each Fund's shares are bought and sold at the current net asset value ("NAV") per share. Each Fund's NAV for each class is calculated each day the New York Stock Exchange ("NYSE") is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year's Day; Martin Luther King, Jr. Day; Washington's Birthday/Presidents' Day; Good Friday; Memorial Day; Juneteenth, Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds except the Government Money Market and Money Market Funds, the share price is calculated by:
•    taking the current market value of the total assets of the Fund
•    subtracting liabilities of the Fund
•    dividing the remainder proportionately into the classes of the Fund
•    subtracting the liability of each class
•    dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the Nasdaq National Market and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Manager believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
Appendix B provides a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.
Government Money Market and Money Market Funds (the "Money Market Funds")
The share price of each Class of shares of the Money Market Funds is determined at the same time and on the same days as the Funds described above. All securities held by the Money Market Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Money Market Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.
Use of the amortized cost valuation method by the Money Market Funds requires the Funds to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less, with certain exceptions permitted by applicable regulations, or have a variable or floating rate of interest. In addition, the Funds invest only in obligations determined by the Directors to be of high quality with minimal credit risks.
The Board has established procedures for the Money Market Funds designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to PGI to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Funds may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

The Board has approved policies and procedures for PGI to conduct monthly stress testing of the Money Market Funds' ability to maintain a stable net asset value per share and a weekly liquid asset level of at least 10%.
TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
The Funds intend to qualify annually to be treated as regulated investment companies (RICs) under the Internal Revenue Code of 1986, as amended, (the IRC) by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as RICs, the Funds must invest in assets that produce types of income specified in the IRC (Qualifying Income). Whether the income from derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, the Funds’ ability to invest in certain derivatives, swaps, commodity-linked derivatives and other commodity/natural resource-related securities may be restricted. Further, if the Funds invest in these types of securities and the income is not determined to be Qualifying Income, it may cause such Fund to fail to qualify as a RIC under the IRC for a given year. If a Fund fails to qualify as a RIC for a particular year, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the IRE may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The IRC may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (FATCA), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations for the California Municipal and Tax-Exempt Bond Funds (collectively the “Municipal Funds” or singly the "Fund")
The Municipal Funds also intend to qualify to pay "exempt-interest dividends" to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund which consist of interest received by that Fund on tax-exempt municipal obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.
If a shareholder receives an exempt-interest dividend with respect to shares of the Fund held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under Section 147(a) of the Internal Revenue Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If legislation is enacted that eliminates or significantly reduces the availability of municipal obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objectives and policies. In such event, the Fund would reevaluate its investment objectives and policies.
PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any Fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Funds may publish month-end portfolio holdings information for each Fund’s portfolio on the www.principal.com website and on the www.principalfunds.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the websites relating to specific events, such as the impact of a natural disaster, corporate debt default or similar events on portfolio holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition or change in weightings of underlying funds in which the funds of funds invest. The Government Money Market and Money Market Funds also publish on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. It is the Funds' policy to disclose only public information regarding portfolio holdings (i.e. information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund's holdings. This information may be made available at any time (or without delay).
Policy. The Funds and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:
1)    Daily to the Fund's portfolio pricing services, Bloomberg LP, ICE Data Services, J.P. Morgan PricingDirect, Inc., and IHS Markit Partners, to obtain prices for portfolio securities;
2)    Upon proper request to government regulatory agencies or to self-regulatory organizations;
3)    As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
4)    To the sub-advisors' proxy service providers (Broadridge Financial Solutions, LLC, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies;

5)    To the Fund's custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Fund; and
6)    Kessler, Topaz, Meltzer & Check, LLP, in connection with legal services it provides to the Funds.
The Funds are also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Funds, PGI or the Fund's sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's or PGI’s Chief Compliance Officer ("CCO") must approve such disclosure, in writing before it occurs. The Funds currently have disclosure agreements with the following:

Abacus Group LLC	DTI Global	Moody's Analytics
Abel Noser	Duco Technology Limited	Morgan Stanley
ACA Compliance Alpha	Dynamo Software	Morningstar, Inc.
ACA Market Abuse Surveilance Module	Eagle	MSCI ESG Risk Metrics
Accenture	Eagle Investment Systems Corp.	MSCI - Risk Metrics
Adobe	Electra Information Systems	Natixis Investment Managers
Advent APX	Electra-Reconciliation	Nomura International
Advent Axys	eVestment Alliance	Northern Trust
Advent Geneva	Eze Castle Software LLC	Northern Trust Integrated Trading Solutions
Algorithmics	FactSet	Omgeo LLC
Allview Systems Holdings - Everest	FactSet Research Systems Inc.	Portware, LLC
Ashland Partners	Financial Recovery Technologies (FRT)	PricewaterhouseCoopers, LLP
Assette	Financial Tracking Technologies LLC	Qontigo (Axioma Risk System)
Axioma	FIS Global Asset Management	Refinitiv
Barclays	FIS PTA	RR Donnelley and Sons
Barra	FTSE Fixed Income LLC	Russell Investments Implementation Services, LLC
Black Mountain Systems	FX Transparency	SDL
BlackRock Aladdin	Global Relay	SEI Global Services, Inc.
Bloomberg AIM	Global Trading Analytics	SEI Inveestments Co
Bloomberg BVAL	ICE Liquidity	Serena
Bloomberg LP	IHS Markit LTD	SmartStream Technologies
Bloomberg Port	INDATA	Solvency Analytics AG
Bloomberg Professional Services	Indus Valley Partners (IVP)	SS&C Advent
BNY Mellon	Intercontinental Exchange, Inc.	SS&C (Evare)
Broadridge	InvestCloud Inc	SS&C Technologies
Broadridge Business Process Outsourcing Solutions, LLC	Investment Company Institute (ICI)	SS&C Technologies Holdings
Broadridge Financial Solutions, Inc./Proxy Edge	Investor Tools, Inc.	SS&C Vision FI
Broadridge Systems	Iron Mountain	State Street Bank & Trust
Brown Brothers Harriman	JPMorgan	State Street Corporation
Cassini Systems, Inc.	KPMG	Style Research
Charles River	Lend Amend	SWIFT
Charles River Development	LexisNexis	Sybase Inc.
Charles River Trading System	Linedata	Thebigword
Clearpar (Markit)	Lionbridge	Toppan Merrill
Confluence Technologies	LiquidNet	TriOptima
Deutsche Bank	London Stock Exchange Group	TSI (Virtus)
DG3	Markit WSO Services	Veritas
Donnelley Financial Solutions	MBI Solutions, LLC	Veritext Global
DST Systems	Merrill Corporation	Virtu Americas LLC
DTCC Derivatives Repository Ltd.	Microsoft Azure	WCI Consulting
DTCC OASYS

Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.
The Funds' non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Funds' shares, third party service providers, rating and ranking organizations, and affiliated persons of the Funds. Neither the Funds nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Funds' CCO will periodically, but no less frequently than annually, review the Funds' portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Board. In addition, the Board must approve any change in the Funds' portfolio holdings disclosure policy that would expand the distribution of such information.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to the Fund's sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e. a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2022, is available, without charge, upon request, by calling 1-800-222-5852 or by accessing the Fund’s most recently filed Form N-PX on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Funds at October 31, 2021, are incorporated herein by reference to the Registrant’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR. The unaudited financial statements of the Fund at April 30, 2022 are also incorporated herein by reference from the Fund's most recent Semi-Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (700 Nicollet Mall, Suite 500, Minneapolis, MN 55402) is the independent registered public accounting firm for the Fund Complex.

GENERAL INFORMATION
MidCap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund Only. The Funds are not sponsored, endorsed, sold, or promoted by S&P Global ("S&P Global"). S&P Global makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P Global's only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index which are determined, composed, and calculated by S&P Global without regard to Principal Life Insurance Company, PGI, or the Funds. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing, or trading of the Funds.
S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of a Fund as of November 4, 2022. It is presumed that a person who owns more than 25% of the voting securities of a Fund controls the Fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by Fund.

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
CORE PLUS BOND	67.98%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE EMERGING	27.19%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
MARKETS TOTAL		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
RETURN BOND		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH INCOME	52.32%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION	37.76%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INTERNATIONAL I	53.01%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I	39.12%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
MIDCAP GROWTH III	36.44%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I	32.82%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	62.82%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
STRATEGIC INCOME		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010	50.25%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	71.75%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020	54.06%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025	72.98%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME 2030	60.89%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035	73.81%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	61.63%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	70.94%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	27.03%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050	66.70%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055	71.32%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME 2055	25.69%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060	78.18%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065	73.42%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	40.07%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID INCOME		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	33.93%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2015		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	44.13%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2020		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	37.78%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2025		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)

PRINCIPAL LIFETIME	46.23%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2030		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	45.38%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2035		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	49.74%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2040		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	52.50%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2045		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	56.16%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2050		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	58.78%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2055		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME	52.02%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2060		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP	28.36%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I	40.44%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II	46.56%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

(1) Principal Financial Group, Inc. is the parent of control for Principal Financial Services, Inc.; Principal Financial Services, Inc. is the parent of control for Principal Life Insurance Company and Principal Global Investors, LLC; Principal Life Insurance Company is the parent of control for Principal Holding Company, LLC.
The Board Members and officers of the Funds, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption "Choosing a Share Class and the Costs of Investing" in the Prospectus.
Funds that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.
The Bylaws of PFI set the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The Bylaws of PFI state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PFI or, when the meeting relates to a certain Fund, that Fund, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a "majority of the outstanding voting securities," which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund (a "Majority of the Outstanding Voting Securities").

Principal Holders of Securities
The Fund is unaware of any persons who own beneficially (but are not shareholders of record) more than 5% of the Fund's outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund's outstanding shares as of November 4, 2022. The list is presented in alphabetical order by fund.

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (A)	22.43%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (A)	22.24%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (A)	14.48%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (A)	8.07%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (A)	6.77%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (A)	5.62%	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST
		BUILDING ONE, 2ND FLOOR
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (C)	37.67%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (C)	14.40%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (C)	12.89%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (C)	8.61%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (C)	7.92%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

CALIFORNIA MUNICIPAL (I)	25.44%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (I)	13.62%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CALIFORNIA MUNICIPAL (I)	13.01%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (I)	10.96%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (I)	7.56%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (I)	7.19%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (I)	6.55%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (A)	29.50%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (A)	9.93%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CORE FIXED INCOME (C)	22.80%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (C)	11.74%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

CORE FIXED INCOME (C)	11.38%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE FIXED INCOME (I)	63.49%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (I)	7.68%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CORE FIXED INCOME (I)	6.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (I)	5.44%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R1)	96.02%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

CORE FIXED INCOME (R3)	65.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R3)	10.20%	PRINCIPAL TRUST COMPANY
		FBO GU & IM DDS PS DEFINED BENEFIT PLAN
		9954 RAINIER AVE S
		SEATTLE WA 98118-5941

CORE FIXED INCOME (R3)	8.41%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

CORE FIXED INCOME (R4)	96.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	86.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	6.85%	T ROWE PRICE RETIREMENT PLAN SERVICES INC
		FBO RETIREMENT PLAN CLIENTS
		4515 PAINTERS MILL RD
		OWINGS MILLS MD 21117-4903

CORE FIXED INCOME (R6)	20.71%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	16.51%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	10.39%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R6)	7.68%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	6.85%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	5.62%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	5.25%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (A)	9.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	79.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	9.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R1)	89.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R1)	10.66%	MID ATLANTIC TRUST COMPANY FBO
		UNITED STATES SQUASH RACQUETS 401(K
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

CORE PLUS BOND (R3)	73.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST

Fund/Class	Percent of Ownership	Name and Address of Owner
		DES MOINES IA 50392-0001
CORE PLUS BOND (R3)	6.53%	PRINCIPAL TRUST COMPANY
		FBO SCOTT CONTRACTING CASH BALANCE PLAN
		702 OLD PEACHTREE RD NW STE 100
		SUWANEE GA 30024-4923

CORE PLUS BOND (R4)	76.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R4)	7.10%	RANGER PIPELINES INCORPORATED
		FBO RANGER PIPELINES INC NQ EXCESS PLAN
		ATTN PLAN TRUSTEE
		1790 YOSEMITE AVE
		SAN FRANCISCO CA 94124-2622

CORE PLUS BOND (R5)	84.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R5)	5.33%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3963

DIVERSIFIED INCOME (A)	15.46%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (A)	11.68%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (A)	11.14%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (A)	11.06%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (A)	6.32%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (A)	5.64%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (C)	30.97%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (C)	11.19%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (C)	7.96%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (C)	7.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (C)	5.68%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (C)	5.45%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (C)	5.35%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (C)	5.02%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

DIVERSIFIED INCOME (I)	14.21%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (I)	13.41%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (I)	10.83%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (I)	9.33%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (I)	8.37%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (I)	7.81%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (I)	7.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (I)	6.50%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

DIVERSIFIED INCOME (I)	5.17%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INCOME (R6)	37.71%	ATTN MUTUAL FUNDS OPERATIONS
		MAC & CO A/C 798018
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INCOME (R6)	12.20%	ATTN MUTUAL FUND OPERATIONS
		MAC & CO A/C 798045
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INCOME (R6)	10.46%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

DIVERSIFIED INCOME (R6)	7.01%	ATTN MUTUAL FUND OPERATIONS
		MAC & CO A/C 798041
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

DIVERSIFIED INCOME (R6)	6.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (A)	13.01%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (I)	58.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (I)	10.62%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INTERNATIONAL (I)	7.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R1)	85.83%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R1)	8.11%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

DIVERSIFIED INTERNATIONAL (R3)	62.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	75.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	8.04%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

DIVERSIFIED INTERNATIONAL (R4)	5.68%	PRINCIPAL TRUST COMPANY
		FBO NQ BENEFIT FOR HCES OF MIECO
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (R5)	76.53%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R5)	7.10%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

DIVERSIFIED INTERNATIONAL (R6)	12.78%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	11.99%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	9.77%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	5.80%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	5.56%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (A)	16.18%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

EQUITY INCOME (A)	13.25%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (A)	9.34%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (A)	5.16%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

EQUITY INCOME (C)	23.53%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

EQUITY INCOME (C)	11.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (C)	8.50%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	6.39%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

EQUITY INCOME (C)	6.39%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

EQUITY INCOME (C)	6.06%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

EQUITY INCOME (C)	5.52%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

EQUITY INCOME (I)	26.93%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (I)	10.58%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (I)	5.40%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R1)	90.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R1)	9.16%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		2485 ASHCROFT AVE
		CLOVIS CA 93611-6001

EQUITY INCOME (R3)	52.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R3)	11.12%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

EQUITY INCOME (R3)	6.61%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

EQUITY INCOME (R4)	58.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R4)	23.46%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 764
		NYSA-ILA MONEY PURCHASE PENSION
		10 EXCHANGE PL STE 1400
		JERSEY CITY NJ 07302-4931

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (R5)	90.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERG MKTS TOTAL RT BD (I)	27.19%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE EMERG MKTS TOTAL RT BD (I)	13.41%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERG MKTS TOTAL RT BD (I)	12.46%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERG MKTS TOTAL RT BD (I)	9.87%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERG MKTS TOTAL RT BD (I)	8.53%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

FINISTERRE EMERG MKTS TOTAL RT BD (I)	6.00%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

FINISTERRE EMERG MKTS TOTAL RT BD (I)	5.54%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERG MKTS TOTAL RT BD (I)	5.47%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS (A)	20.75%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (I)	79.69%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (I)	6.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R1)	86.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R3)	63.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R4)	78.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R4)	10.53%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R5)	78.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R6)	91.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS (R6)	5.70%	PRINCIPAL TRUST COMPANY
		FBO PAN-AMERICAN LIFE INSURANCE CO
		ATTN PLAN TRUSTEE 6784
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL REAL ESTATE SECURITIES (A)	14.63%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

GLOBAL REAL ESTATE SECURITIES (A)	14.47%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY STREET
		SAN FRANCISCO CA 94104-4151

GLOBAL REAL ESTATE SECURITIES (A)	13.63%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (A)	11.17%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

GLOBAL REAL ESTATE SECURITIES (A)	10.48%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (I)	19.96%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (I)	18.29%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (I)	15.49%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (I)	9.55%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

GLOBAL REAL ESTATE SECURITIES (I)	5.52%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (R3)	37.02%	PRINCIPAL TRUST COMPANY
		FBO BLUE ROCK REFINISHING SOLUTIONS
		LLC CASH BALANCE PLAN
		2974 CLEVELAND AVE N
		SAINT PAUL MN 55113-1101

GLOBAL REAL ESTATE SECURITIES (R3)	35.11%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

GLOBAL REAL ESTATE SECURITIES (R3)	14.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R3)	5.73%	STATE STREET BANK CUSTODIAN CUST
		FBO ACCESS ADP 401(K) PLAN
		1 LINCOLN STREET
		BOSTON MA 02111-2901

GLOBAL REAL ESTATE SECURITIES (R4)	68.65%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

GLOBAL REAL ESTATE SECURITIES (R4)	29.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R5)	81.47%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 002
		CITY OF JERSEY CITY
		280 GROVE STREET ROOM 106
		JERSEY CITY NJ 07302-3610

GLOBAL REAL ESTATE SECURITIES (R5)	13.19%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R6)	25.30%	UBATCO & CO
		FBO COLLEGE SAVINGS GROUP
		PO BOX 82535
		LINCOLN NE 68501-2535

GLOBAL REAL ESTATE SECURITIES (R6)	8.05%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	7.66%	MAC & CO A/C 681885
		ATTN MUTUAL FUND OPS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

GLOBAL REAL ESTATE SECURITIES (R6)	6.56%	NATIONWIDE TRUST COMPANY FSB
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029

GLOBAL REAL ESTATE SECURITIES (R6)	6.30%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	20.24%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	11.65%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

GOVERNMENT & HIGH QUALITY BOND (I)	31.85%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	21.03%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	16.81%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (I)	15.77%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (I)	5.47%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R1)	75.43%	PRINCIPAL TRUST COMPANY
		FBO KANE HANDEL DEFINED BENEFIT PLAN
		3525 DEL MAR HEIGHTS ROAD STE 231
		SAN DIEGO CA 92130-2199

GOVERNMENT & HIGH QUALITY BOND (R1)	23.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	44.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	8.48%	ASCENSUS TRUST COMPANY FBO
		STRUCTURAL ENGINEERING CENTER INC 7009
		PO BOX 10758
		FARGO ND 58106-0758

GOVERNMENT & HIGH QUALITY BOND (R3)	6.78%	USIC
		FBO USIC EXEC BENEFIT PLAN
		ATTN CARYN HILDRETH
		9045 RIVER RD STE 300
		INDIANAPOLIS IN 46240-6400

GOVERNMENT & HIGH QUALITY BOND (R3)	6.12%	NORSELAND INC
		FBO EXECUTIVE NQ PLAN OF NORSELAND INC
		ATTN MICHAEL ALBANO
		3 PARKLANDS DR STE 203
		DARIEN CT 06820-3652

GOVERNMENT & HIGH QUALITY BOND (R4)	83.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R4)	6.33%	PRINCIPAL TRUST COMPANY
		FBO NQ BENEFIT FOR HCES OF MIECO
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GOVERNMENT & HIGH QUALITY BOND (R5)	45.33%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (R5)	16.51%	BANKERS TRUST COMPANY
		FBO II-VI, INC DEFERRED COMPENSATION PLAN
		ATTN DEBBIE WILLIAMS
		453 7TH ST
		DES MOINES IA 50309-4110

GOVERNMENT & HIGH QUALITY BOND (R5)	15.73%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3963

GOVERNMENT & HIGH QUALITY BOND (R5)	10.36%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GOVERNMENT MONEY MARKET (I)	8.89%	BOND MARKET INDEX FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (I)	7.92%	INCOME FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (I)	7.60%	BNY MELLON AS AGENT FOR VARIOUS
		PRINCIPAL FUNDS
		500 GRANT ST
		PITTSBURGH PA 15219-2502

GOVERNMENT MONEY MARKET (I)	6.01%	EQUITY INCOME FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH INCOME (I)	52.32%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

HIGH INCOME (I)	12.45%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH INCOME (I)	7.86%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH INCOME (I)	5.05%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (A)	14.70%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (A)	9.86%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (A)	5.49%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (A)	5.45%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

HIGH YIELD (C)	19.61%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (C)	19.43%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (C)	7.66%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (C)	7.04%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

HIGH YIELD (C)	5.21%	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (I)	33.99%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (I)	14.64%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (I)	9.99%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (I)	7.63%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

HIGH YIELD (I)	5.14%	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (R6)	19.84%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	16.50%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	16.32%	WELLS FARGO BANK NA
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (R6)	8.77%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	6.17%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	5.57%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	38.56%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION (I)	13.34%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	10.07%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	7.58%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	5.24%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R1)	99.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R3)	41.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
INFLATION PROTECTION (R3)	22.14%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL CONSTRUCTIONS
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

INFLATION PROTECTION (R3)	17.58%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO PRCD HOLDINGS LLC NQ DEF COMP
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

INFLATION PROTECTION (R3)	5.25%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

INFLATION PROTECTION (R4)	93.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R5)	89.47%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R5)	6.70%	COMANCHE COUNTY HOSPITAL AUTHORITY
		FBO COMANCHE COUNTY HOSPITAL
		AUTHORITY EMPLOYEE EXCESS PLAN
		ATTN DONNA WADE
		3401 W GORE BLVD
		LAWTON OK 73505-6300

INTERNATIONAL I (I)	57.20%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

INTERNATIONAL I (I)	24.30%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

INTERNATIONAL I (I)	7.03%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL I (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R3)	92.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R4)	98.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R5)	92.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R6)	80.39%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INTERNATIONAL I (R6)	8.17%	C/O BANKERS TRUST
		1 FREEDOM VALLEY DR
		OAKS PA 19456-9989

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (A)	13.94%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

LARGECAP GROWTH I (A)	8.21%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	77.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (I)	8.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R1)	95.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R3)	72.23%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	55.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	19.99%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

LARGECAP GROWTH I (R4)	5.40%	CHARLES SCHWAB & CO INC
		FBO CHARLES SCHWAB & CO INC
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

LARGECAP GROWTH I (R5)	78.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R5)	5.90%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

LARGECAP GROWTH I (R6)	59.83%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (R6)	6.04%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	5.25%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	5.08%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (A)	17.81%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (A)	6.88%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

LARGECAP S&P 500 INDEX (C)	16.24%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

LARGECAP S&P 500 INDEX (C)	15.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (C)	11.72%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

LARGECAP S&P 500 INDEX (C)	10.12%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

LARGECAP S&P 500 INDEX (C)	5.13%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (I)	10.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	9.26%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	8.96%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	7.09%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R1)	71.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R3)	62.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R4)	49.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R4)	5.07%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

LARGECAP S&P 500 INDEX (R5)	72.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	12.99%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (I)	12.56%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	11.08%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	9.94%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	6.88%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP VALUE III (R1)	92.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R1)	6.57%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

LARGECAP VALUE III (R3)	79.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	72.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	11.82%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R4)	6.75%	NEW LONDON HOSPITAL ASSOC INC
		FBO NEW LONDON HOSP ASSOC INC 457B
		ATTN TINA NAIMIE
		273 COUNTY RD
		NEW LONDON NH 03257-7700

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (R5)	53.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	16.66%	DELAWARE CHARTER GUAR & TRUST CO
		FBO PRINCIPAL TRUST COMPANY
		VEBA TRUST IBEW HEALTH SAVING PLAN
		SOUTHWEST SCHOOL CORPORATION
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	9.32%	PRINCIPAL TRUST COMPANY
		FBO NIPPON LIFE INS CO EXEC NQ
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	6.97%	APPALACHIAN REGIONAL HEALTHCARE SYSTEM
		FBO EXECUTIVE 457B OF ARHS INC
		ATTN AMY CRABBE
		PO BOX 2600
		BOONE NC 28607-2600

MIDCAP (A)	13.05%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (A)	5.23%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (A)	5.10%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (C)	28.28%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (C)	22.02%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (C)	8.46%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (C)	8.31%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

MIDCAP (I)	15.22%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (I)	12.48%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

MIDCAP (I)	10.28%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

MIDCAP (I)	10.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (I)	8.80%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

MIDCAP (I)	7.13%	MLPF&S FOR THE SOLE
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (I)	5.41%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

MIDCAP (R1)	95.54%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R3)	41.11%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R3)	16.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R4)	27.84%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R4)	18.99%	LINCOLN RETIREMENT SERVICES CO
		FBO UT SYSTEM ORP
		PO BOX 7876
		FORT WAYNE IN 46801-7876

MIDCAP (R4)	18.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R4)	7.56%	LINCOLN RETIREMENT SERVICES CO
		FBO UT SYSTEM TSA
		PO BOX 7876
		FORT WAYNE IN 46801-7876

MIDCAP (R4)	6.28%	JOHN HANCOCK TRUST COMPANY LLC
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

MIDCAP (R5)	25.00%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

MIDCAP (R5)	17.40%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R5)	16.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R5)	7.16%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

MIDCAP (R6)	36.30%	EDWARD D JONES & CO
		FOR THE BENEFIT OF CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

MIDCAP (R6)	14.62%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

MIDCAP (R6)	8.27%	WELLS FARGO BANK NA
		FBO OMNIBUS CASH CASH
		XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

MIDCAP (R6)	5.23%	SAXON & CO
		FBO 40400904099990
		PO BOX 94597
		CLEVELAND OH 44101-4597

MIDCAP GROWTH (I)	25.42%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP GROWTH (I)	14.49%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (I)	13.81%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP GROWTH (I)	6.32%	NATIONWIDE TRUST COMPANY FSB
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029

MIDCAP GROWTH (R1)	81.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH (R1)	8.52%	MID ATLANTIC TRUST COMPANY FBO
		BRAINLINK INTERNATIONAL INC 401(K)
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH (R3)	32.07%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

MIDCAP GROWTH (R3)	16.53%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R3)	8.89%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 900
		DEFINED CONTRIBUTION PENSION
		23 MAIN STREET SUITE D1
		HOLMDEL NJ 07733-2136

MIDCAP GROWTH (R3)	7.45%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 900
		TAX DEFERRED ANNUITY PLAN OF
		23 MAIN STREET SUITE D1
		HOLMDEL NJ 07733-2136

MIDCAP GROWTH (R3)	5.68%	FIIOC
		FBO DEFOE CORP 401K EMPLOYEE SAVINGS PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

MIDCAP GROWTH (R4)	79.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R4)	9.00%	PRINCIPAL TRUST COMPANY
		FBO FIRST COUNTY BANK NQ DEF COMP AND SERP
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP GROWTH (R5)	66.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	11.40%	PRINCIPAL TRUST COMPANY
		FBO GRIMMWAY FARMS EXEC DEFERRED
		ATTN PLAN TRUSTEE COMP
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH III (I)	37.99%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	13.13%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	12.52%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	9.65%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R1)	87.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R1)	8.06%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

MIDCAP GROWTH III (R3)	65.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R3)	15.45%	COUNSEL TRUST DBA MATC FBO
		INTEGRATED LINER TECHNOLOGIES
		401 K PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH III (R4)	82.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R4)	5.97%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF AMERICAN SOCIETY
		ATTN SUSAN SAGGIONE
		OF SAFETY ENGINEERS
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH III (R4)	5.79%	CROSS SALES & ENGINEERING
		FBO EXEC EXCESS OF CROSS SALES & ENG
		ATTN JERRY BOHNSACK
		PO BOX 18508
		GREENSBORO NC 27419-8508

MIDCAP GROWTH III (R5)	84.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	8.41%	CAMPUS USA CREDIT UNION
		FBO 457F OF CAMPUS CREDIT UNION
		ATTN JILL HARPER
		PO BOX 147029
		GAINESVILLE FL 32614-7029

MIDCAP S&P 400 INDEX (I)	16.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	9.43%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP S&P 400 INDEX (I)	7.52%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (I)	5.75%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN FOR EES
		ATTN MARK HARRISON
		PO BOX 897
		DES MOINES IA 50306-0897

MIDCAP S&P 400 INDEX (R1)	51.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R1)	7.08%	ASCENSUS TRUST COMPANY FBO
		GXM CONSULTING 401K PLAN 213950
		PO BOX 10758
		FARGO ND 58106-0758

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R3)	41.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	40.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	20.45%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP S&P 400 INDEX (R5)	53.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	21.85%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	14.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	8.35%	DIVERSIFIED GROWTH VOLATILITY
		CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	6.11%	LIFETIME HYBRID 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	6.08%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	5.43%	LIFETIME HYBRID 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R6)	5.09%	LIFETIME HYBRID 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (A)	22.64%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (I)	74.07%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP VALUE I (I)	9.32%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (R1)	92.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R3)	74.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R4)	65.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R4)	9.73%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP VALUE I (R4)	5.91%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		SLIDELL MEMORIAL 457 DEF COMP PLAN
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

MIDCAP VALUE I (R5)	63.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP VALUE I (R5)	6.87%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP VALUE I (R5)	5.11%	COUNSEL TRUST DBA MATC FBO
		TRADITION AMERICA HOLDINGS INC.
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP VALUE I (R6)	53.05%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	9.57%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	9.17%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	7.37%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (I)	17.66%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

OVERSEAS (I)	13.30%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

OVERSEAS (I)	11.87%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	11.14%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	9.09%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R1)	59.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R1)	40.98%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

OVERSEAS (R3)	79.91%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

OVERSEAS (R3)	17.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R4)	99.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (A)	34.41%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

PRINCIPAL CAPITAL APPRECIATION (A)	7.60%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (C)	17.90%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (C)	7.49%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

PRINCIPAL CAPITAL APPRECIATION (C)	5.54%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

PRINCIPAL CAPITAL APPRECIATION (I)	23.86%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	16.27%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	15.07%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	11.96%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	6.65%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

PRINCIPAL CAPITAL APPRECIATION (R1)	87.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R1)	9.26%	LAKEWOOD RESOURCE & REFERRAL CENTER
		FBO 457B OF LAKEWOOD RESOURCE & REFERRAL
		ATTN MIRIAM MILSTEIN
		1771 MADISON AVE
		LAKEWOOD NJ 08701-1242

PRINCIPAL CAPITAL APPRECIATION (R3)	54.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R3)	36.85%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

PRINCIPAL CAPITAL APPRECIATION (R4)	88.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R5)	86.28%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2010 (A)	19.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2010 (A)	5.96%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA WILLIAM J HENNESSEY
		1 FOREST HILLS BLVD
		RENSSELAER NY 12144-5831

PRINCIPAL LIFETIME 2010 (I)	86.61%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (I)	9.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R1)	99.95%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R3)	92.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R4)	60.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2010 (R4)	27.13%	RANGER PIPELINES INCORPORATED
		FBO RANGER PIPELINES INC NQ EXCESS PLAN
		ATTN PLAN TRUSTEE
		1790 YOSEMITE AVE
		SAN FRANCISCO CA 94124-2622

PRINCIPAL LIFETIME 2010 (R5)	83.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2010 (R5)	7.23%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2015 (I)	86.81%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	11.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R1)	98.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	97.23%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R4)	96.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	91.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2015 (R5)	5.18%	MAPS CREDIT UNION
		ATTN BARBARA CECIL
		FBO 457B DEF COMP OF MAPS CU
		1900 HINES STREET NW PO BOX 12398
		SALEM OR 97309-0398

PRINCIPAL LIFETIME 2020 (A)	16.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2020 (I)	86.72%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (I)	10.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R1)	96.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R3)	90.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R4)	87.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R4)	5.12%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO LS TECHNOLOGIES DEF COMP PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2020 (R5)	84.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2020 (R5)	6.51%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2025 (I)	86.24%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (I)	12.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R1)	96.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R3)	93.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R4)	86.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R5)	91.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (A)	15.27%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2030 (I)	88.29%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2030 (I)	8.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R1)	93.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R3)	91.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R4)	83.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	85.47%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	5.27%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2035 (I)	85.84%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	12.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2035 (R3)	96.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R4)	86.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R5)	92.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (A)	12.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2040 (I)	87.40%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (I)	9.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R1)	91.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R1)	5.52%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

PRINCIPAL LIFETIME 2040 (R3)	94.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2040 (R4)	89.51%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	86.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	7.57%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2045 (I)	82.29%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	15.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R1)	98.30%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R3)	98.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R4)	95.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	95.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2050 (A)	13.86%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2050 (I)	85.09%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (I)	12.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	94.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	5.40%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

PRINCIPAL LIFETIME 2050 (R3)	97.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R4)	92.42%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R5)	90.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	82.42%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2055 (I)	14.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R1)	96.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R3)	98.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R4)	98.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	94.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	87.51%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	9.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R1)	94.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R1)	5.94%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2060 (R3)	97.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R4)	95.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R5)	92.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	89.55%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	8.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R1)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R3)	90.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R3)	6.36%	PRINCIPAL TRUST COMPANY
		FBO FIRST HERITAGE MORTGAGE DEF
		ATTN PLAN TRUSTEE
		COMP PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2065 (R4)	95.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R5)	97.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2015 (I)	75.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (I)	16.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2015 (R6)	88.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	54.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	29.77%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2020 (I)	7.61%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2020 (R6)	90.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2025 (I)	61.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	22.13%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2025 (I)	5.43%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2025 (R6)	87.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	56.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	22.63%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2030 (I)	9.63%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2030 (R6)	82.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R6)	7.43%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2030 (R6)	5.50%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2035 (I)	55.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (I)	21.43%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2035 (I)	7.36%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2035 (R6)	83.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (R6)	8.58%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2040 (I)	60.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (I)	19.14%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2040 (I)	7.46%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2040 (I)	5.71%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2040 (R6)	83.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (R6)	8.99%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2045 (I)	61.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (I)	22.48%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2045 (I)	8.16%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2045 (R6)	86.43%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (R6)	10.01%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2050 (I)	62.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (I)	23.79%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2050 (I)	6.19%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

Fund/Class	Percent of Ownership	Name and Address of Owner

PRINCIPAL LIFETIME HYBRID 2050 (R6)	90.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (R6)	5.63%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

PRINCIPAL LIFETIME HYBRID 2055 (I)	60.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (I)	26.31%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2055 (I)	5.60%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2055 (I)	5.59%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2055 (R6)	92.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	47.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	28.40%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2060 (I)	10.85%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2060 (I)	8.94%	FIIOC
		FBO BRADY TRANE SERVICE INC 401K PLAN AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2060 (R6)	86.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	62.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	22.57%	BANKERS TRUST COMPANY
		FBO DEF COMP FOR SELECT INV
		PROFESSIONALS OF PFG AND ITS
		ATTN PLAN TRUSTEE
		453 7TH ST
		DES MOINES IA 50309-4110

PRINCIPAL LIFETIME HYBRID 2065 (I)	7.44%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2065 (R6)	86.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (R6)	5.87%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (R6)	5.33%	BANKERS TRUST COMPANY
		FBO PRINCIPAL ADVISOR NETWORK DEF COMP PLAN
		ATTN PLAN TRUSTEE
		453 7TH ST
		DES MOINES IA 50309-4110

PRINCIPAL LIFETIME HYBRID INCOME (I)	60.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID INCOME (I)	18.06%	PRINCIPAL TRUST COMPANY
		FBO FBL FINANCIAL GROUP DEF COMP
		ATTN SUSAN SAGGIONE PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID INCOME (I)	15.10%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID INCOME (R6)	83.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R6)	7.12%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (A)	17.79%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
PRINCIPAL LIFETIME STRATEGIC INC (A)	5.75%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

PRINCIPAL LIFETIME STRATEGIC INC (I)	89.07%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (I)	6.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R1)	99.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME STRATEGIC INC (R3)	88.77%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	67.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	11.59%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME STRATEGIC INC (R5)	70.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R5)	8.97%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME STRATEGIC INC (R5)	7.44%	BANKERS TRUST COMPANY
		FBO EXEC DEF PLAN OF ALION SCIENCE & TECH
		ATTN DEBBIE WILLIAMS
		453 7TH ST
		DES MOINES IA 50309-4110

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (A)	22.57%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (A)	12.68%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (A)	6.45%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (A)	6.37%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	30.16%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	14.81%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (C)	14.39%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

REAL ESTATE SECURITIES (C)	5.79%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	28.56%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	18.34%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (I)	8.28%	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

REAL ESTATE SECURITIES (I)	6.85%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

REAL ESTATE SECURITIES (I)	6.13%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (I)	5.19%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (R1)	63.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R1)	9.97%	MG TRUST COMPANY CUST
		FBO LIOKAREAS CONSTRUCTION CO
		717 17TH ST STE 1300
		DENVER CO 80202-3304

REAL ESTATE SECURITIES (R1)	7.17%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R1)	6.01%	ASCENSUS TRUST COMPANY FBO
		BROADMOOR GOLF CLUB 401K RETIREME
		PO BOX 10758
		FARGO ND 58106-0758

REAL ESTATE SECURITIES (R1)	5.58%	FIIOC
		FBO CABLE CONNECTION & SUPPLY
		CO INC PROFIT SHARING PLAN & TRUST
		100 MAGELLAN WAY
		COVINGTON KY 41015-1987

REAL ESTATE SECURITIES (R3)	25.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R3)	20.07%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R3)	7.54%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

REAL ESTATE SECURITIES (R3)	5.84%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R4)	25.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R4)	21.49%	JOHN HANCOCK TRUST COMPANY LLC
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

REAL ESTATE SECURITIES (R4)	11.29%	RELIANCE TRUST CO FBO
		DEFERRED COMPENSATION PLAN FOR EMPL
		8525 E ORCHARD RD 6T3
		GREENWOOD VLG CO 80111-5002

REAL ESTATE SECURITIES (R4)	7.68%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R4)	5.24%	EMPOWER TRUST FBO
		EMPOWER BENEFIT PLANS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R5)	38.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	7.22%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	6.60%	EMPOWER TRUST FBO
		EMPOWER BENEFIT PLANS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R5)	5.69%	MATRIX TRUST COMPANY COTRUSTEE FBO
		SOUTHERN CALIFORNIA SHEET METAL WOR
		PO BOX 52129
		PHOENIX AZ 85072-2129

REAL ESTATE SECURITIES (R6)	23.84%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R6)	8.35%	WELLS FARGO BANK NA
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

Fund/Class	Percent of Ownership	Name and Address of Owner

REAL ESTATE SECURITIES (R6)	7.85%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (R6)	6.56%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R6)	5.09%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (A)	17.19%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM BALANCED PORTFOLIO (A)	15.98%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (A)	5.25%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM BALANCED PORTFOLIO (C)	22.90%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (C)	10.32%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM BALANCED PORTFOLIO (C)	6.61%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM BALANCED PORTFOLIO (I)	79.99%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM BALANCED PORTFOLIO (I)	6.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R1)	85.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R1)	7.35%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

SAM BALANCED PORTFOLIO (R3)	64.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	6.53%	PRINCIPAL TRUST COMPANY
		FBO SOUTHEASTERN PLUMBING AND
		HEATING INC CASH BALANCE PLAN
		300 W 23RD ST
		CHARLOTTE NC 28206-3107

SAM BALANCED PORTFOLIO (R3)	6.41%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO V K KNOWLTON DEF COMP PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM BALANCED PORTFOLIO (R3)	5.84%	CBNA AS CUSTODIAN FBO
		CITY OF OCOEE VEBA HEALTH SAVINGS PLAN
		6 RHOADS DR STE 7
		UTICA NY 13502-6317

SAM BALANCED PORTFOLIO (R4)	58.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R4)	32.11%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUST
		PO BOX 52129
		PHOENIX AZ 85072-2129

SAM BALANCED PORTFOLIO (R5)	94.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM CONSERVATIVE BALANCED PORT (A)	18.71%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (A)	7.57%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE BALANCED PORT (A)	6.70%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE BALANCED PORT (C)	20.20%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE BALANCED PORT (C)	18.03%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (C)	5.22%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM CONSERVATIVE BALANCED PORT (I)	78.78%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R1)	60.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R1)	30.48%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM CONSERVATIVE BALANCED PORT (R1)	5.68%	PAI TRUST COMPANY INC
		PARAMOUNT CONSTRUCTION GROUP INC 40
		1300 ENTERPRISE DRIVE
		DE PERE WI 54115-4934

Fund/Class	Percent of Ownership	Name and Address of Owner

SAM CONSERVATIVE BALANCED PORT (R3)	64.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R3)	7.73%	DANCKER SELLEW & DOUGLAS INC
		FBO DANCKER SELLEW & DOUGLAS INC
		SUPP EXEC RET
		ATTN PLAN TRUSTEE
		291 EVANS WAY
		SOMMERVILLE NJ 08876-3766

SAM CONSERVATIVE BALANCED PORT (R3)	5.17%	CHANNELL COMMERCIAL CORPORATION
		ATTN PLAN TRUSTEE
		FBO CHANNELL COMM CORP NQ DEF COMP
		26040 YNEX RD
		TEMECULA CA 92591-6033

SAM CONSERVATIVE BALANCED PORT (R4)	44.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R4)	31.31%	PRINCIPAL TRUST COMPANY
		FBO B&G AND AFFILIATES EXEC RET PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R4)	12.85%	PRINCIPAL TRUST COMPANY
		FBO CONCORD BICYCLE MUSIC NQ DEF COMP
		ATTN PLAN TRUSTEE
		1013 CENTRE RED
		WILMINGTON DE 19805

SAM CONSERVATIVE BALANCED PORT (R5)	74.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R5)	20.98%	KGP TELECOMMUNICATIONS LLC
		ATTN PLAN TRUSTEE
		FBO KGPCO PHANTOM UNITS PLAN
		3305 HIGHWAY 60 WEST
		FAIRBAULT MN 55021-4869

SAM CONSERVATIVE GROWTH PORT (A)	12.64%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (A)	11.36%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE GROWTH PORT (A)	5.16%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE GROWTH PORT (C)	17.45%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (C)	10.95%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SAM CONSERVATIVE GROWTH PORT (C)	6.71%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE GROWTH PORT (I)	78.74%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (I)	5.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R3)	78.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (R4)	51.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R4)	17.61%	PRINCIPAL TRUST COMPANY
		FBO CONCORD BICYCLE MUSIC NQ DEF COMP
		ATTN PLAN TRUSTEE
		1013 CENTRE RED
		WILMINGTON DE 19805

SAM CONSERVATIVE GROWTH PORT (R4)	15.67%	WALSER AUTOMOTIVE GROUP LLC
		FBO WALSER AUTO GROUP NQ LONG TERM
		ATTN PLAN TRUSTEE INCENTIVE PLAN
		7700 FRANCE AVENUE S SUITE 410N
		EDINA MN 55435-5869

SAM CONSERVATIVE GROWTH PORT (R4)	9.76%	KINGS DAUGHTERS HEALTH
		FBO KINGS DAUGHTERS HEALTH 457B
		ATTN STEVE MEACHAM
		1373 E STATE RD 62
		MADISON IN 47250-7328

SAM CONSERVATIVE GROWTH PORT (R5)	93.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (A)	26.93%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (A)	7.90%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM FLEXIBLE INCOME PORTFOLIO (C)	30.07%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (C)	6.28%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (I)	67.06%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (I)	7.98%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (I)	6.35%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (R1)	58.02%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		2485 ASHCROFT AVE
		CLOVIS CA 93611-6001

SAM FLEXIBLE INCOME PORTFOLIO (R1)	23.08%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM FLEXIBLE INCOME PORTFOLIO (R1)	16.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	51.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	18.75%	EQUIPMENT DEVELOPMENT CO INC
		ATTN PLAN TRUSTEE
		FBO EDCO NQ DEF COMP PLAN
		100 THOMAS JOHNSON DR
		FREDERICK MD 21702-4600

SAM FLEXIBLE INCOME PORTFOLIO (R3)	11.23%	MID ATLANTIC TRUST COMPANY FBO
		BUFFALO ULTRASOUND INC 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (R3)	9.39%	PRINCIPAL TRUST COMPANY
		FBO RVVS CASH BALANCE PLAN
		15900 JORDAN AVE SE
		PRIOR LAKE MN 55372-2051

SAM FLEXIBLE INCOME PORTFOLIO (R4)	59.44%	PRINCIPAL TRUST COMPANY
		FBO SCHENECTADY PULMONARY &
		CRITICAL CARE
		124 ROSA RD STE 382
		SCHENECTADY NY 12308-2144

SAM FLEXIBLE INCOME PORTFOLIO (R4)	21.95%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R4)	7.23%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SAM FLEXIBLE INCOME PORTFOLIO (R5)	94.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (A)	10.44%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM STRATEGIC GROWTH PORTFOLIO (A)	10.14%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (C)	16.03%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (I)	78.78%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (I)	5.54%	FIRST COMMAND FINANCIAL SERVICES INC
		ATTN PLAN TRUSTEE
		FBO FIRST COMMAND DEF CAREER
		1 FIRSTCOMM PLAZA
		FORT WORTH TX 76109-4978

SAM STRATEGIC GROWTH PORTFOLIO (I)	5.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R1)	80.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R1)	19.24%	MG TRUST COMPANY CUST FBO
		PAULDING EXEMPTED VILLAGE SC 403 B
		717 17TH ST STE 1300
		DENVER CO 80202-3304

SAM STRATEGIC GROWTH PORTFOLIO (R3)	82.02%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R3)	5.86%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SAM STRATEGIC GROWTH PORTFOLIO (R4)	67.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R4)	13.68%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUS
		PO BOX 52129
		PHOENIX AZ 85072-2129

SAM STRATEGIC GROWTH PORTFOLIO (R4)	6.91%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF CENTER FOR Y&F
		ATTN SUSAN SAGGIONE
		1013 CENTER RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (R5)	95.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (A)	29.21%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (A)	10.74%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (A)	9.18%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

SHORT-TERM INCOME (C)	20.99%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (C)	17.15%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (C)	5.93%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

SHORT-TERM INCOME (I)	14.07%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	11.53%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (I)	9.36%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SHORT-TERM INCOME (I)	7.16%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (I)	6.07%	MAC & CO A/C 135602
		MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SHORT-TERM INCOME (I)	5.68%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R1)	62.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R1)	36.57%	EWR, INC
		FBO EXEC RETIREMENT PLAN OF EWR, INC
		ATTN JOSEPH WYRICK
		6055 PRIMACY PKWY STE 100
		MEMPHIS TN 38119-5514

SHORT-TERM INCOME (R3)	50.53%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	9.04%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

SHORT-TERM INCOME (R3)	5.83%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (R4)	44.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R4)	30.81%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

SHORT-TERM INCOME (R4)	7.00%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SHORT-TERM INCOME (R5)	38.73%	CHURCHILL MORTGAGE CORPORATION
		FBO CHURCHILL MORTGAGE CORPORATION
		INCENTIVE BONUS PLAN
		ATTN SHEREE BARLETT
		761 OLD HICKORY BLVD STE 400
		BRENTWOOD TN 37027-4519

SHORT-TERM INCOME (R5)	19.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R5)	9.62%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (R5)	9.09%	NORTHWEST ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		FBO NQ EXCESS OF NW ADMINISTRATORS
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3963

SHORT-TERM INCOME (R5)	8.13%	PRINCIPAL TRUST COMPANY
		FBO GUEST SERVICES EMPLOYEE SAVINGS
		ATTN SUSAN SAGGIONE PLAN
		1013 CENTRE ROAD
		WILMINGTON DE 19805-1265

SMALLCAP (A)	17.52%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (A)	6.27%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SMALLCAP (C)	21.92%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALLCAP (C)	18.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (C)	5.28%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP (C)	5.17%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

SMALLCAP (I)	24.71%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (I)	21.44%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

SMALLCAP (I)	8.47%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP (I)	5.65%	RBC CAPITAL MARKETS LLC
		MUTUAL FUND OMNIBUS PROCESSING OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL SUITE 1400
		MINNEAPOLIS MN 55401-7554

SMALLCAP (I)	5.55%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (I)	5.54%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

SMALLCAP (I)	5.50%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SMALLCAP (I)	5.47%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SMALLCAP (I)	5.22%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP (R1)	49.41%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R1)	25.60%	FIIOC
		FBO VRMC OF NEW YORK 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R1)	8.43%	ASCENSUS TRUST COMPANY
		FBO THE MOVEMENT SCIENCE CENTER
		401K 2 # 2409
		PO BOX 10758
		FARGO ND 58106-0758

SMALLCAP (R1)	7.55%	FIIOC
		FBO ATLANTIC TOYOTA GROUP INC 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R3)	24.17%	SAMMONS RETIREMENT SOLUTIONS
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R3)	18.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R3)	5.36%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP (R4)	94.75%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	47.70%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	20.78%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 002
		CITY OF JERSEY CITY
		280 GROVE STREET ROOM 106
		JERSEY CITY NJ 07302-3610

SMALLCAP (R5)	14.26%	VANGUARD FIDUCIARY TRUST CO CUST
		FBO 401K CLIENTS 401(K) PLAN
		PO BOX 2600
		VALLEY FORGE PA 19482-2600

SMALLCAP (R5)	9.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	52.75%	NFS LLC FEBO
		FIIOC AS AGENT FOR QUALIFIED EMPLOYEE BENEFIT
		PLANS (401K) FINOPS-IC FUNDS
		100 MAGELLAN WAY # KW1C
		COVINGTON KY 41015-1987

SMALLCAP (R6)	20.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	27.32%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (I)	25.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (I)	12.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	9.61%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

SMALLCAP GROWTH I (R1)	93.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	49.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	16.86%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 767
		DIGERONIMO COMPANIES RETIREMENT
		5720 SCHAAF RD
		INDEPENDENCE OH 44131

SMALLCAP GROWTH I (R4)	43.68%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R4)	23.48%	JOHN HANCOCK TRUST COMPANY LLC
		690 CANTON ST STE 100
		WESTWOOD MA 02090-2324

SMALLCAP GROWTH I (R4)	10.81%	LINCOLN RETIREMENT SERVICES COMPANY
		FBO SCHOOL BD OF RICHMOND 403B
		PO BOX 7876
		FORT WAYNE IN 46801-7876

SMALLCAP GROWTH I (R4)	5.66%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

Fund/Class	Percent of Ownership	Name and Address of Owner

SMALLCAP GROWTH I (R5)	49.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	17.20%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (R5)	10.12%	TIAA, FSB CUST/TTEE FBO:
		RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER
		ATTN: TRUST OPERATIONS
		211 N BROADWAY STE 1000
		SAINT LOUIS MO 63102-2748

SMALLCAP GROWTH I (R5)	5.06%	RELIANCE TRUST COMPANY TRUSTEE
		FBO RITE SOLUTIONS SAVINGS & INVEST
		185 S BROAD ST STE 303
		PAWCATUCK CT 06379-1997

SMALLCAP GROWTH I (R6)	47.03%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R6)	8.84%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	15.30%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	13.51%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP S&P 600 INDEX (I)	10.60%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	6.47%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (I)	5.44%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R1)	36.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R1)	5.15%	COUNSEL TRUST DBA MATC FBO
		HIRSCH INTERNATIONAL CORP 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

SMALLCAP S&P 600 INDEX (R3)	35.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R3)	9.89%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R3)	5.62%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 007
		403(B)(7) TAX DEFERRED MUTUAL
		C/O PARADIGM EQUITIES INC
		1216 KENDALE BLVD
		EAST LANSING MI 48823-2008

SMALLCAP S&P 600 INDEX (R4)	53.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R4)	6.98%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP S&P 600 INDEX (R4)	5.37%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R5)	54.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	29.25%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	19.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	11.18%	DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	5.79%	DIVERSIFIED BALANCED ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	40.48%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP VALUE II (I)	16.22%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 763
		ESSILOR OF AMERICA RETIREMENT
		13555 N STEMMONS FWY
		DALLAS TX 75234-5765

SMALLCAP VALUE II (I)	10.61%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 767
		BT U.S. RETIREMENT SAVINGS PLAN
		8951 CYPRESS WATERS BLVD STE 200
		DALLAS TX 75019-4763

SMALLCAP VALUE II (I)	6.16%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R1)	89.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (R1)	10.06%	RELIANCE TRUST CO TTEE
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

SMALLCAP VALUE II (R3)	73.47%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R3)	5.45%	RELIANCE TRUST CO CUST
		FBO ADP ACCESS LARGE MARKET 401(K) PLAN
		201 17TH ST NW STE 1000
		ATLANTA GA 30363-1195

SMALLCAP VALUE II (R4)	75.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R4)	14.42%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R5)	97.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	58.49%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	7.68%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	7.39%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	5.94%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (A)	18.53%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (A)	15.49%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (A)	7.20%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

TAX-EXEMPT BOND (A)	6.41%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (A)	6.07%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

TAX-EXEMPT BOND (C)	26.24%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (C)	10.75%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

TAX-EXEMPT BOND (C)	9.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (C)	8.20%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (C)	8.19%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (C)	8.13%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (I)	30.97%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (I)	17.93%	WELLS FARGO CLEARING SERVICES LLC
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (I)	14.40%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (I)	6.10%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

TAX-EXEMPT BOND (I)	5.04%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761
Management Ownership
As of November 4, 2022, the Board Members and officers of the Fund as a group owned less than 1% of the outstanding shares of any class of any of the Funds.

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of fund shares through participation in an employee benefit program which invests in Principal Funds, Inc. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about PGI's portfolio managers first. Next, the section includes information about the sub-advisors' portfolio managers alphabetically by sub-advisor.
Information in this section is as of October 31, 2021, unless otherwise noted.

Advisor: Principal Global Investors, LLC (Columbus Circle Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher T. Corbett: MidCap Growth Fund
Registered investment companies	3	$464.2 million	0	$0
Other pooled investment vehicles	1	$655.1 million	0	$0
Other accounts	15	$439.9 million	0	$0
Marc R. Shapiro: MidCap Growth Fund
Registered investment companies	3	$464.2 million	0	$0
Other pooled investment vehicles	1	$655.1 million	0	$0
Other accounts	15	$439.9 million	0	$0
Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. coinvestment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher T. Corbett	MidCap Growth	$100,001 - $500,000
Marc R. Shapiro	MidCap Growth	$100,001 - $500,000

Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Equity Income and Principal Capital Appreciation Funds
Registered investment companies	10	$2.8 billion	0	$0
Other pooled investment vehicles	2	$208.7 million	0	$0
Other accounts	44	$3.5 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Fund
Registered investment companies	4	$821.6 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	9	$325.4 million	0	$0
Sarah E. Radecki: Equity Income Fund
Registered investment companies	5	$2.0 billion	0	$0
Other pooled investment vehicles	2	$208.7 million	0	$0
Other accounts	34	$3.1 billion	0	$0
Nedret Vidinli: Equity Income Fund
Registered investment companies	3	$844.8 million	0	$0
Other pooled investment vehicles	1	$116.0 million	0	$0
Other accounts	9	$164.5 million	0	$0

Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Equity Income	over $1,000,000
Daniel R. Coleman	Principal Capital Appreciation	$100,001 - $500,000
Theodore Jayne	Principal Capital Appreciation	$100,001 - $500,000
Sarah E. Radecki	Equity Income	over $1,000,000
Nedret Vidinli	Equity Income	$500,001 - $1,000,000

Advisor: Principal Global Investors, LLC (Finisterre Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Damien Buchet: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	2	$309.9 million	0	$0
Other Pooled Investment Vehicles	5	$2.3 billion	0	$0
Other accounts	0	$0	0	$0
Christopher Watson: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	2	$309.9 million	0	$0
Other Pooled Investment Vehicles	5	$2.3 billion	0	$0
Other accounts	0	$0	0	$0
Compensation (effective 1/1/2021)
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Relative performance metrics are measured on a pre-tax basis over rolling one-year, three-year and five-year periods, calculated quarterly, reinforcing a longer term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team via a co-investment program and is subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment) and talent retention.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Damien Buchet	Finisterre Emerging Markets Total Return Bond	None
Christopher Watson	Finisterre Emerging Markets Total Return Bond	None

Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen: Diversified International Fund
Registered investment companies	3	$1.0 billion	0	$0
Other pooled investment vehicles	3	$12.1 billion	0	$0
Other accounts	11	$1.5 billion	1	$338.0 million
Juliet Cohn: Diversified International Fund
Registered investment companies	3	$1.0 billion	0	$0
Other pooled investment vehicles	3	$12.1 billion	0	$0
Other accounts	11	$1.5 billion	1	$338.0 million
Jeffrey Kilkenny: Global Emerging Markets Fund
Registered investment companies	1	$93.6 million	0	$0
Other pooled investment vehicles	1	$295.9 million	0	$0
Other accounts	0	$0	0	$0
K. William Nolin: MidCap Fund
Registered investment companies	5	$13.7 billion	0	$0
Other pooled investment vehicles	4	$3.4 billion	0	$0
Other accounts	58	$11.9 billion	0	$0
Phil Nordhus: SmallCap Fund
Registered investment companies	7	$514.3 million	0	$0
Other pooled investment vehicles	1	$878.8 million	0	$0
Other accounts	19	$2.1 billion	2	$621.0 million
Brian W. Pattinson: SmallCap Fund
Registered investment companies	9	$1.7 billion	0	$0
Other pooled investment vehicles	3	$3.3 billion	0	$0
Other accounts	37	$4.7 billion	3	$668.4 million
Tom Rozycki: MidCap Fund
Registered investment companies	5	$13.7 billion	0	$0
Other pooled investment vehicles	4	$3.4 billion	0	$0
Other accounts	58	$11.9 billion	0	$0
Jeffrey A. Schwarte: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	27	$11.5 billion	0	$0
Other pooled investment vehicles	10	$52.8 billion	0	$0
Other accounts	5	$1.6 billion	0	$0
Aaron J. Siebel: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	26	$11.3 billion	0	$0
Other pooled investment vehicles	8	$52.8 billion	0	$0
Other accounts	2	$1.5 billion	0	$0

Compensation
Principal Global Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen	Diversified International	over $1,000,000
Juliet Cohn	Diversified International	$500,001 - $1,000,000
Jeffrey Kilkenny	Global Emerging Markets	$100,001 - $500,000
K. William Nolin	MidCap	over $1,000,000
Phil Nordhus	SmallCap	over $1,000,000
Brian Pattinson	SmallCap	over $1,000,000
Tom Rozycki	MidCap	over $1,000,000
Jeffrey A. Schwarte	LargeCap S&P 500 Index	$100,001 - $500,000
Jeffrey A. Schwarte	MidCap S&P 400 Index	None
Jeffrey A. Schwarte	SmallCap S&P 600 Index	$10,001 - $50,000
Aaron J. Siebel	LargeCap S&P 500 Index	None
Aaron J. Siebel	MidCap S&P 400 Index	None
Aaron J. Siebel	SmallCap S&P 600 Index	None

Advisor: Principal Global Investors, LLC (Fixed Income Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
William C. Armstrong: Core Plus Bond Fund
Registered investment companies	4	$1.5 billion	0	$0
Other pooled investment vehicles	2	$3.6 billion	0	$0
Other accounts	7	$2.7 billion	3	$1.7 billion
Bryan C. Davis(1): Core Plus Bond and Government & High Quality Bond Fund
Registered investment companies	8	$1.1 billion	0	$0
Other pooled investment vehicles	16	$6.3 billion	0	$0
Other accounts	29	$4.8 billion	0	$0
Mark P. Denkinger: High Yield Fund
Registered investment companies	7	$481.7 million	0	$0
Other pooled investment vehicles	7	$942.9 million	0	$0
Other accounts	41	$4.6 billion	2	$154.4 million
John R. Friedl: Core Fixed Income and Short-Term Income Funds
Registered investment companies	5	$195.4 million	0	$0
Other pooled investment vehicles	3	$1.6 billion	0	$0
Other accounts	2	$198,544	0	$0
Zach Gassmann: Government & High Quality Bond Fund
Registered investment companies	8	$440.2 million	0	$0
Other pooled investment vehicles	6	$1.2 billion	0	$0
Other accounts	17	$4.4 billion	4	$297.8 million
Erika Isley: Government Money Market and Money Market Funds
Registered investment companies	3	$1.5 million	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	6	$829.5 million	2	$84.2 million
James Noble: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$197.1 million	0	$0
Other pooled investment vehicles	4	$110.7 million	0	$0
Other accounts	9	$848.4 million	0	$0
Scott J. Peterson: Core Fixed Income and Short-Term Income Funds
Registered investment companies	5	$195.4 million	0	$0
Other pooled investment vehicles	3	$1.6 billion	0	$0
Other accounts	2	$198,544	0	$0
Josh Rank: High Yield Fund
Registered investment companies	7	$481.7 million	0	$0
Other pooled investment vehicles	7	$942.9 million	0	$0
	41	$4.6 billion	2	$154.4 million
Tracy Reeg: Government Money Market and Money Market Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.2 billion	0	$0
Other accounts	0	$0	0	$0
Darrin E. Smith: High Yield Fund
Registered investment companies	7	$481.7 million	0	$0
Other pooled investment vehicles	7	$942.9 million	0	$0
Other accounts	41	$4.6 billion	2	$154.4 million

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
James Welch: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$197.1 million	0	$0
Other pooled investment vehicles	4	$110.7 million	0	$0
Other accounts	9	$848.4 million	0	$0
(1) Information as of February 28, 2022.
Compensation
Principal Global Investors offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG employee stock purchase plan, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
William C. Armstrong	Core Plus Bond	$100,001 - $500,000
Bryan C. Davis(1)	Core Plus Bond	$500,001 - $1,000,000
Bryan C. Davis	Government & High Quality Bond	over $1,000,000
Mark P. Denkinger	High Yield	over $1,000,000
John R. Friedl	Core Fixed Income	$100,001 - $500,000
John R. Friedl	Short-Term Income	$1 - $10,000
Zach Gassmann	Government & High Quality Bond	$100,001 - $500,000
Erika Isley	Government Money Market	None
Erika Isley	Money Market	None
James Noble	California Municipal	$1 - $10,000
James Noble	Tax-Exempt Bond	$100,001 - $500,000
Scott J. Peterson	Core Fixed Income	$10,001 - $50,000

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Scott J. Peterson	Short-Term Income	over $1,000,000
Josh Rank	High Yield	$500,001 - $1,000,000
Tracy Reeg	Government Money Market	None
Tracy Reeg	Money Market	$1 - $10,000
Darrin E. Smith	High Yield	$500,001 - $1,000,000
James Welch	California Municipal	$1 - $10,000
James Welch	Tax-Exempt Bond	$100,001 - $500,000
(1) Information as of February 28, 2022.

Advisor: Principal Global Investors, LLC (Principal® Global Asset Allocation Portfolio Managers)

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jessica S. Bush: Diversified Income Fund
Registered investment companies	2	$10.1 billion	0	$0
Other pooled investment vehicles	3	$3.7 billion	0	$0
Other accounts	0	$0	0	$0
Brody Dass(1): SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
James W. Fennessey: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	15	$9.2 billion	0	$0
Other pooled investment vehicles	26	$54.8 billion	0	$0
Other accounts	33	$5.4 billion	0	$0
Todd A. Jablonski: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income and SAM Strategic Growth Portfolios
Registered investment companies	6	$2.3 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Benjamin E. Rotenberg: Diversified Income Fund
Registered investment companies	2	$10.1 billion	0	$0
Other pooled investment vehicles	3	$3.7 billion	0	$0
Other accounts	0	$0	0	$0
Scott Smith: Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 Funds

Registered investment companies	6	$726.0 million	0	$0
Other pooled investment vehicles	26	$54.8 billion	0	$0
Other accounts	34	$5.6 billion	0	$0
May Tong (2): Diversified Income Fund
Registered investment companies	2	$10.1 billion	0	$0
Other pooled investment vehicles	3	$3.7 billion	0	$0
Other accounts	0	$0	0	$0
Randy L. Welch: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065; SmallCap Growth I; and
SmallCap Value II Funds

Registered investment companies	15	$9.2 billion	0	$0
Other pooled investment vehicles	26	$54.8 billion	0	$0
Other accounts	33	$5.4 billion	0	$0
(1) Information as of November 30, 2021

Compensation
Principal Global Investors, LLC ("PGI") offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one year, three-year and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan are delivered in the form of cash or a combination of cash and deferred compensation. The amount of incentive delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g. co-investment), alignment with Principal stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica S. Bush	Diversified Income	$100,001 - $500,000
Brody Dass (1)	SAM Balanced	None
Brody Dass (1)	SAM Conservative Balanced	None
Brody Dass (1)	SAM Conservative Growth	None
Brody Dass (1)	SAM Flexible Income	None
Brody Dass (1)	SAM Strategic Growth	None
James W. Fennessey	High Income	$1 - $10,000
James W. Fennessey	LargeCap Growth I	$100,001 - $500,000
James W. Fennessey	LargeCap Value III	$10,001 - $50,000
James W. Fennessey	MidCap Growth III	$1 - $10,000
James W. Fennessey	MidCap Value I	$1 - $10,000
James W. Fennessey	Overseas	None
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2010	None
James W. Fennessey	Principal LifeTime 2015	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2025	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2035	None
James W. Fennessey	Principal LifeTime 2040	$10,001 - $50,000
James W. Fennessey	Principal LifeTime 2045	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2055	None
James W. Fennessey	Principal LifeTime 2060	None
James W. Fennessey	Principal LifeTime 2065	None

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
James W. Fennessey	Principal LifeTime Hybrid Income	None
James W. Fennessey	Principal LifeTime Hybrid 2015	None
James W. Fennessey	Principal LifeTime Hybrid 2020	None
James W. Fennessey	Principal LifeTime Hybrid 2025	None
James W. Fennessey	Principal LifeTime Hybrid 2030	None
James W. Fennessey	Principal LifeTime Hybrid 2035	None
James W. Fennessey	Principal LifeTime Hybrid 2040	$100,001 - $500,000
James W. Fennessey	Principal LifeTime Hybrid 2045	None
James W. Fennessey	Principal LifeTime Hybrid 2050	None
James W. Fennessey	Principal LifeTime Hybrid 2055	None
James W. Fennessey	Principal LifeTime Hybrid 2060	None
James W. Fennessey	Principal LifeTime Hybrid 2065	None
James W. Fennessey	SmallCap Growth I	$100,001 - $500,000
James W. Fennessey	SmallCap Value II	$100,001 - $500,000
Todd A. Jablonski	SAM Balanced	over $1,000,000
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	$100,001 - $500,000
Todd A. Jablonski	SAM Flexible Income	$10,001 - $50,000
Todd A. Jablonski	SAM Strategic Growth	$100,001 - $500,000
Benjamin E. Rotenberg	Diversified Income	$100,001 - $500,000
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2010	None
Scott Smith	Principal LifeTime 2015	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2025	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2035	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2045	None
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2055	None
Scott Smith	Principal LifeTime 2060	None
Scott Smith	Principal LifeTime 2065	None
Scott Smith	Principal LifeTime Hybrid Income	None
Scott Smith	Principal LifeTime Hybrid 2015	None
Scott Smith	Principal LifeTime Hybrid 2020	None
Scott Smith	Principal LifeTime Hybrid 2025	None
Scott Smith	Principal LifeTime Hybrid 2030	None
Scott Smith	Principal LifeTime Hybrid 2035	None
Scott Smith	Principal LifeTime Hybrid 2040	None
Scott Smith	Principal LifeTime Hybrid 2045	None
Scott Smith	Principal LifeTime Hybrid 2050	$50,001 - $100,000
Scott Smith	Principal LifeTime Hybrid 2055	None
Scott Smith	Principal LifeTime Hybrid 2060	None
Scott Smith	Principal LifeTime Hybrid 2065	None
May Tong	Diversified Income	$100,001 - $500,000
Randy L. Welch	High Income	$1 - $10,000
Randy L. Welch	LargeCap Growth I	$100,001 - $500,000
Randy L. Welch	LargeCap Value III	$1 - $10,000
Randy L. Welch	MidCap Growth III	$1 - $10,000
Randy L. Welch	MidCap Value I	$1 - $10,000
Randy L. Welch	Overseas	None
Randy L. Welch	Principal LifeTime Strategic Income	None

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Randy L. Welch	Principal LifeTime 2010	None
Randy L. Welch	Principal LifeTime 2015	None
Randy L. Welch	Principal LifeTime 2020	None
Randy L. Welch	Principal LifeTime 2025	None
Randy L. Welch	Principal LifeTime 2030	None
Randy L. Welch	Principal LifeTime 2035	None
Randy L. Welch	Principal LifeTime 2040	None
Randy L. Welch	Principal LifeTime 2045	None
Randy L. Welch	Principal LifeTime 2050	None
Randy L. Welch	Principal LifeTime 2055	None
Randy L. Welch	Principal LifeTime 2060	None
Randy L. Welch	Principal LifeTime 2065	None
Randy L. Welch	Principal LifeTime Hybrid Income	None
Randy L. Welch	Principal LifeTime Hybrid 2015	None
Randy L. Welch	Principal LifeTime Hybrid 2020	None
Randy L. Welch	Principal LifeTime Hybrid 2025	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2030	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2035	None
Randy L. Welch	Principal LifeTime Hybrid 2040	None
Randy L. Welch	Principal LifeTime Hybrid 2045	None
Randy L. Welch	Principal LifeTime Hybrid 2050	None
Randy L. Welch	Principal LifeTime Hybrid 2055	None
Randy L. Welch	Principal LifeTime Hybrid 2060	None
Randy L. Welch	Principal LifeTime Hybrid 2065	None
Randy L. Welch	SmallCap Growth I	$50,001 - $100,000
Randy L. Welch	SmallCap Value II	$50,001 - $100,000
(1) Information as of November 30, 2021

Sub-Advisor: BlackRock Financial Management, Inc.

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Akiva Dickstein: Inflation Protection Fund
Registered investment companies	23	$29.6 billion	0	$0
Other pooled investment vehicles	26	$9.8 billion	0	$0
Other accounts	260	$101.4 billion	5	$1.6 billion
David Rogal(1): Inflation Protection Fund
Registered investment companies	14	$85.5 billion	0	$0
Other pooled investment vehicles	11	$21.9 billion	0	$0
Other accounts	2	$66.8 million	0	$0
(1) Information as of April 30, 2022.
Compensation for Sub-Advisor and Sub-Sub-Advisor
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmarks
Christopher Allen	Varied Euro-Based Benchmarks and global inflation benchmark.
Akiva Dickstein	A combination of market-based indices (e.g. Bloomberg US Aggregate Index, Bloomberg US Universal Index and Bloomberg Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
David Rogal	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans —  BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Dickstein and Rogal are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Allen is eligible to participate in these plans.
Portfolio Manager Potential Material Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Dickstein and Rogal may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Dickstein and Rogal may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Akiva Dickstein	Inflation Protection	None
David Rogal(1)	Inflation Protection	None
(1) Information as of April 30, 2022.

Sub-Sub-Advisor: BlackRock International Limited

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Allen: Inflation Protection Fund
Registered investment companies	6	$5.9 billion	0	$0
Other pooled investment vehicles	12	$4.2 billion	0	$0
Other accounts	19	$8.8 billion	—	$0
Compensation
For compensation information, reference the Compensation for Sub-Advisor and Sub-Sub-Advisor section under Sub-Advisor: BlackRock Financial Management, Inc.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Allen	Inflation Protection	None

Sub-Advisor: Origin Asset Management LLP

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Chris Carter: International Fund I
Registered investment companies	1	$3.8 billion	0	$0
Other pooled investment vehicles	3	$165.0 million	0	$0
Other accounts	8	$2.0 billion	1	$160.0 million
Nigel Dutson: International Fund I
Registered investment companies	1	$3.8 billion	0	$0
Other pooled investment vehicles	3	$165.0 million	0	$0
Other accounts	8	$2.0 billion	1	$160.0 million
Tarlock Randhawa: International Fund I
Registered investment companies	1	$3.8 billion	0	$0
Other pooled investment vehicles	3	$165.0 million	0	$0
Other accounts	8	$2.0 billion	1	$160.0 million
Nerys Weir: International Fund I
Registered investment companies	1	$3.8 billion	0	$0
Other pooled investment vehicles	3	$165.0 million	0	$0
Other accounts	8	$2.0 billion	1	$160.0 million
Compensation
Origin Asset Management LLP offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align team contributions in a manner that is consistent with industry standards and business results. Compensation of Origin's portfolio managers is formed of a competitive fixed salary and a share of a bonus pool which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Chris Carter	International Fund I	None
Nigel Dutson	International Fund I	None
Tarlock Randhawa	International Fund I	None
Nerys Weir	International Fund I	None

Sub-Advisor: Principal Real Estate Investors, LLC

	Other Accounts Managed
Portfolio Manager and Fund(s)	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Keith Bokota: Real Estate Securities Fund
Registered investment companies	3	$731.2 million	0	$0
Other pooled investment vehicles	2	$897.7 million	0	$0
Other accounts	34	$3.1 billion	0	$0
Simon Hedger: Global Real Estate Securities Fund
Registered investment companies	5	$1.2 billion	0	$0
Other pooled investment vehicles	5	$1.7 billion	0	$0
Other accounts	36	$8.7 billion	5	$833.0 million
Anthony Kenkel: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	8	$1.9 billion	0	$0
Other pooled investment vehicles	6	$2.6 billion	0	$0
Other accounts	71	$11.8 billion	5	$833.0 million
Kelly D. Rush: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	8	$1.9 billion	0	$0
Other pooled investment vehicles	6	$2.6 billion	0	$0
Other accounts	72	$11.9 billion	5	$833.0 million
Compensation
Principal Real Estate Investors, LLC offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
Variable compensation takes the form of a profit share plan with funding based on a percentage of pre-tax, pre-bonus operating earnings of the boutique (e.g. REIT, CMBS). The plan is designed to provide line-of-sight to investment professionals, enabling them to share in current and future business growth while reinforcing delivery of investment performance, collaboration, regulatory compliance, operational excellence, client retention and client satisfaction. The variable component is well aligned with client goals and objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling one-year and three-year periods, calculated quarterly, reinforcing a longer term orientation. In addition to investment performance, other discretionary factors such as team and individual results also contribute to the quantum of incentive compensation. Discretionary compensation metrics are specifically aligned with the results of the Real Estate group. The structure is uniformly applied among all investment professionals, including portfolio managers, research analysts, traders and team leaders.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested in Principal Financial Group (“PFG”) restricted stock units and funds managed by the team, via a co-investment program. Both payment vehicles are subject to a three year vesting schedule.
In addition to deferred compensation obtained through their compensation programming, all senior team members have substantial investments in funds managed by the group, including deferred compensation, retirement plans and direct personal investments. It should be noted that the Company’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e. “clones”).

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Keith Bokota	Real Estate Securities	over $1,000,000
Simon Hedger	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Real Estate Securities	over $1,000,000
Kelly D. Rush	Global Real Estate Securities	over $1,000,000
Kelly D. Rush	Real Estate Securities	over $1,000,000

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody's Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody's global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.
Aaa:     Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:     Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:     Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:     Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:     Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:     Obligations rated B are considered speculative and are subject to high credit risk.
Caa:     Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:     Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:     Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
NOTE: Moody's appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to five years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.

MIG 1 denotes superior credit quality, afforded excellent protection from highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
Description of S&P Global Ratings' Credit Rating Definitions:
S&P Global's credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.
LONG-TERM CREDIT RATINGS:
AAA:     Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:     Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:     Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
BBB:     Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.
BB, B, CCC,     Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant
CC, and C:    speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB:    Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:    Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.
CCC:    Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:    Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.
C:     The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:     Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
NR:     Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.
SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.
A-1:     This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:     Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:     Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.
B:     Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.
C:     This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.
D:     This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:
SP-1:     A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a "+" designation.
SP-2:     A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:     A speculative capacity to pay principal and interest.

APPENDIX B – PRICE MAKE UP SHEET

Class A
Maximum Offering Price Calculation
(as of October 31, 2021)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

California Municipal Fund	$11.03	=	$11.46
	(1-.0375)

Core Fixed Income Fund(1)	$9.96	=	$10.19
	(1-.0225)

Core Plus Bond Fund	$10.99	=	$11.42
	(1-.0375)

Diversified Income Fund	$13.87		$14.41
	(1-.0375)

Diversified International Fund	$16.33	=	$17.28
	(1-.0550)

Equity Income Fund	$41.63	=	$44.05
	(1-.0550)

Finisterre Emerging Markets Total Return Bond Fund	$10.24	=	$10.64
	(1-.0375)

Global Emerging Markets Fund(2)	$31.87	=	$33.72
	(1-.0550)

Global Real Estate Securities Fund	$10.83	=	$11.46
	(1-.0550)

Government & High Quality Bond Fund	$10.32	=	$10.56
	(1-.0225)

High Yield Fund	$7.33	=	$7.62
	(1-.0375)

LargeCap Growth Fund I	$23.75	=	$25.13
	(1-.0550)

LargeCap S&P 500 Index Fund	$26.67	=	$27.08
	(1-.0150)

MidCap Fund	$42.87	=	$45.37
	(1-.0550)

Class A
Maximum Offering Price Calculation
(as of October 31, 2021)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

MidCap Value Fund I	$18.93	=	$20.03
	(1-.0550)

Money Market Fund	$1.00	=	$1.00
	(1-.0000)

Principal Capital Appreciation Fund	$68.29	=	$72.26
	(1-.0550)

Principal LifeTime 2010 Fund	$14.05	=	$14.60
	(1-.0375)

Principal LifeTime 2020 Fund	$15.8	=	$16.42
	(1-.03750)

Principal LifeTime 2030 Fund	$17.49	=	$18.51
	(1-.0550)

Principal LifeTime 2040 Fund	$18.81	=	$19.90
	(1-.0550)

Principal LifeTime 2050 Fund	$20.06	=	$21.23
	(1-.0550)

Principal LifeTime Strategic Income Fund	$13.24	=	$13.76
	(1-.0375)

Real Estate Securities Fund	$33.58	=	$35.53
	(1-.0550)

SAM Balanced Portfolio	$18.95	=	$20.05
	(1-.0550)

SAM Conservative Balanced Portfolio	$13.95	=	$14.76
	(1-.0550)

SAM Conservative Growth Portfolio	$22.2	=	$23.49
	(1-.0550)

SAM Flexible Income Portfolio	$13.56	=	$14.09
	(1-.0375)

Class A
Maximum Offering Price Calculation
(as of October 31, 2021)
	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund

SAM Strategic Growth Portfolio	$24.57	=	$26.00
	(1-.0550)

Short-Term Income Fund	$12.32	=	$12.60
	(1-.0225)

SmallCap Fund	$30.71	=	$32.50
	(1-.0550)

Tax-Exempt Bond Fund	$7.61	=	$7.91
	(1-.0375)
(1) Effective December 31, 2019, Income Fund changed its name to Core Fixed Income Fund.
(2) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.

APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The Fund's proxy voting policy is first, followed by PGI’s proxy voting policy, and followed by the sub-advisors, alphabetically.

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)
(March 9, 2015)
Revised June 11, 2019
It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.
The adviser or sub-adviser must provide, on a quarterly basis:
1.Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and
2.Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.
The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:
1.Identification of the issuer of the security;
2.Exchange ticker symbol of the security;
3.CUSIP number of the security;
4.The date of the shareholder meeting;
5.A brief description of the subject of the vote;
6.Whether the proposal was put forward by the issuer or a shareholder;
7.Whether and how the vote was cast; and
8.Whether the vote was cast for or against management of the issuer.

PRINCIPAL GLOBAL INVESTORS, LLC Principal Real Estate Investors, LLC
Proxy Voting Policies and Procedures

Introduction

Principal Global Investors[1] (“PGI”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, PGI has a fiduciary duty to act in the best interests of its clients. PGI recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, Principal Global Investors’ Proxy Voting Policies and Procedures (the “Policy”) is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non-US issuers on behalf of PGI’s clients who have delegated such authority and discretion.

Effective January 1, 2021 Finisterre investment teams adopted the policies and procedures in the Adviser’s compliance manual except for the following proxy policies and procedures. Finisterre investment teams will continue to follow previously adopted proxy policies and procedures until amended. Please see attached Appendix to this manual for Finisterre specific proxy policies and procedures.

Relationship between Investment Strategy, ESG and Proxy Voting

PGI has a fiduciary duty to make investment decisions that are in its clients’ best interests by maximizing the value of their shares. Proxy voting is an important part of this process through which PGI can support strong corporate governance structures, shareholder rights and transparency. PGI also believes a company’s positive environmental, social and governance (“ESG”) practices may influence the value of the company, leading to long-term shareholder value. PGI may take these factors into considerations when voting proxies in its effort to seek the best outcome for its clients. PGI believes that the integration of consideration of ESG practices in PGI’s investment process helps identify sources of risk that could erode the long-term investment results it seeks on behalf of its clients. From time to time, PGI may work with various ESG-related organizations to engage issuers or advocate for greater levels of disclosure.

Roles and Responsibilities

Role of the Proxy Voting Committee

PGI’s Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a

___________________________
1 These policies and procedures apply to Principal Global Investors, LLC, Principal Real Estate Investors, LLC, Principal Global Investors (Hong Kong) Limited and any affiliates which have entered into participating affiliate agreements with the aforementioned managers.
Principal Global Investors
PGI Global Compliance Manual

representative from PGI Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the PGI’s clients (collectively, “Authorized Persons”).

The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.

Role of Portfolio Management

While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, PGI may vote differently on the same matter for different accounts as determined by each investment team.

Proxy Voting Guidelines

The Proxy Voting Committee, on an annual basis, or more frequently as needed, will direct each investment team to review draft proxy voting guidelines recommended by the Proxy Advisory Firm (“Draft Guidelines”). The Proxy Voting Committee will collect the reviews of the Draft Guidelines to determine whether any investment teams have positions on issues that deviate from the Draft Guidelines. Based on this review, PGI will adopt proxy voting guidelines. Where an investment team has a position which deviates from the Draft Guidelines, an alternative set of guidelines for that investment team may be created. Collectively, these guidelines will constitute PGI’s current Proxy Voting Guidelines and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A to the Policy sets forth the current Guidelines.

There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct PGI to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, PGI may deviate from the Guidelines on an exception basis if the investment team or PGI has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.

The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, PGI will consider the relevant facts and circumstances of a particular vote and then vote in a manner PGI believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client.

Principal Global Investors
PGI Global Compliance Manual

Use of Proxy Advisory Firms

PGI has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom PGI has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although PGI has retained the Proxy Advisory Firm for Proxy Voting Services, PGI remains responsible for proxy voting decisions. PGI has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support the PGI’s voting in accordance with this Policy.

Oversight of Proxy Advisory Firms

Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by PGI, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of PGI’s clients, and consistent with the PGI’s voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by PGI are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to PGI; (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that PGI consider material to Proxy Voting Services provided to PGI, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify PGI if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, PGI may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.

Procedures for Voting Proxies

To increase the efficiency of the voting process, PGI utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians. PGI instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides PGI with research related to each resolution.
Principal Global Investors
PGI Global Compliance Manual

PGI analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct PGI to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. PGI may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.

PGI seeks to vote (or refrain from voting) proxies for its clients in a manner that PGI determines is in the best interests of its clients, which may include both considering both the effect on the value of the client’s investments and ESG factors. In some cases, PGI may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. PGI may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of PGI, exceed the expected benefits of voting to the client.

Procedures for Proxy Issues within the Guidelines

Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to PGI Compliance to approve and once approved administered by PGI Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting authority. In certain cases, a client may have elected to have PGI administer a custom policy which is unique to the Client. If PGI is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.

Procedures for Proxy Issues Outside the Guidelines

To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from PGI. PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting discretion, which shall include instances where issues fall outside the Guidelines.

Securities Lending

Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform PGI as part of their contract with PGI if they require PGI to take actions in regard to voting securities that have been lent. If not commemorated in such agreement, PGI will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.

In the case of lending, PGI maintains one share for each company security out on loan by the client. PGI will vote the remaining share in these circumstances.

Principal Global Investors
PGI Global Compliance Manual

In cases where PGI does not receive a solicitation or enough information within a sufficient time (as reasonably determined by PGI) prior to the proxy-voting deadline, PGI or the Proxy Advisory Firm may be unable to vote.

Regional Variances in Proxy Voting

PGI utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by PGI that the anticipated economic benefit outweighs the expected cost of voting. PGI intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by-case basis. In doing so, PGI shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. PGI periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect PGI’s determinations and procedures.

Conflicts of Interest

PGI recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when PGI encounters a potential conflict to ensure that PGI’s voting decisions are based on maximizing shareholder value and are not the product of a conflict.

Addressing Conflicts of Interest – Exception Process

Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to PGI Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. PGI Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.

If PGI Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts
Principal Global Investors
PGI Global Compliance Manual

and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.

In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:

•The percentage of outstanding securities of the issuer held on behalf of clients by PGI;
•The nature of the relationship of the issuer with the PGI, its affiliates or its executive officers;
•Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
•Whether the direction of the proposed vote would appear to benefit PGI or a related party; and/or
•Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.

In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. PGI Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.

Availability of Proxy Voting Information and Recordkeeping

Disclosure

On a quarterly basis, PGI publicly discloses on our website https://www.principalglobal.com/eu/about-us/responsible-investing a voting report setting forth the manner in which votes were cast, including details related to (i) votes against management, and (ii) abstentions. Form more information, Clients may contact PGI for more information related to how PGI has voted with respect to securities held in the Client’s account. On request, PGI will provide clients with a summary of PGI’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. PGI will also include such information described in the preceding two sentences in Part 2A of its Form ADV.

Recordkeeping

PGI will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and PGI’s responses (whether a client’s request was oral or in writing); (vi) any documents prepared by PGI that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and
Principal Global Investors
PGI Global Compliance Manual

reviewed by PGI as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to PGI; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Principal Global Investors
PGI Global Compliance Manual

Appendix: Finisterre Proxy Voting Policy and Procedures

I.    STATEMENT OF POLICY

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.

II.    USE OF THIRD-PARTY PROXY VOTING SERVICE

The Firm has entered into an agreement with Broadridge Investor Communication Solutions, Inc. (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.

Broadridge executes, monitors and records the proxies according to the instructions of the Firm. The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be voted in the best interests of the Clients. These recommendations are integrated into the voting platform set up by the Proxy Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.

The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research. In assessing whether a proxy voting service is independent (as defined by the SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.

At a minimum annually, or more frequently as deemed necessary, Compliance will ensure that a review of the independence and impartiality of the Proxy Voting Service is carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment. Compliance will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm’s policies and procedures as necessary.

Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by anyone in the Firm, they must immediately inform the Compliance and work with Compliance to ensure that it is promptly forwarded to the Proxy Voting Service. In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm’s clients for the Firm to vote the proxy, the Firm’s general proxy-voting procedures are required to be followed, as follows.

Compliance will require that:

1.    the recipient of the proxy will forward a copy to Compliance, who will keep a copy of each proxy received;

Principal Global Investors
PGI Global Compliance Manual

2.    f the recipient is not the Portfolio Manager responsible for voting the proxy on behalf of the Firm, s/he will forward a copy to such Portfolio manager;

3.    the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to Compliance;

4.    Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service’s recommendation or vote the proxy directly. The Portfolio Manager will send his/her decision on how the Firm should vote a proxy to the Proxy Voting Service, in a timely and appropriate manner. It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm’s proxy voting records.

III.    VOTING GUIDELINES

To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm’s duty. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm’s clients.

IV.    DISCLOSURE

A.The Firm will disclose in its Form ADV Part 2 that clients may contact the Chief Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client’s proxy.

B. A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm’s Form ADV Part 2 and will be updated whenever these policies and procedures are updated. Compliance will arrange for a copy of this summary to be sent to all existing clients.

V.    POTENTIAL CONFLICTS OF INTEREST

A. In the event that the Firm is directly voting a proxy, Compliance will examine conflicts that exist between the interests of the Firm and its clients. This examination will include a review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Firm or an affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the Firm.
Principal Global Investors
PGI Global Compliance Manual

B.
If, as a result of Compliance’s examination, a determination is made that a material conflict of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Firm will generally vote the proxy as specified above. Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.

The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves.

Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.

VI.		PROXY RECORDKEEPING

Compliance will maintain files relating to the Firm’s proxy voting procedures in an easily accessible place. (Under the services contract between the Firm and its Proxy Voting Service, the Proxy Voting Service will maintain the Firm’s proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm. Records of the following will be included in the files:

	1.	Copies of these proxy voting policies and procedures, and any amendments thereto;
	2.	A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);
	3.	A record of each vote that the Firm casts;
4.
A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm’s general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and

5.
A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

Principal Global Investors
PGI Global Compliance Manual

AllianceBernstein L.P. (Logo)	March 2022
PROXY VOTING AND GOVERNANCE POLICY

1.	INTRODUCTION		3
2.	RESEARCH UNDERPINS DECISION MAKING		3
3.	PROXY VOTING GUIDELINES		4
	3.1	BOARD AND DIRECTOR PROPOSALS	4
	3.2	COMPENSATION PROPOSALS	7
	3.3	CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS	10
	3.4	AUDITOR PROPOSALS	13
	3.5	SHAREHOLDER ACCESS AND VOTING PROPOSALS	14
	3.6	ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS	16
4.	CONFLICTS OF INTEREST		19
	4.1	INTRODUCTION	19
	4.2	ADHERENCE TO STATED PROXY VOTING POLICIES	19
	4.3	DISCLOSURE OF CONFLICTS	19
	4.4	POTENTIAL CONFLICTS LIST	19
	4.5	DETERMINE EXISTENCE OF CONFLICT OF INTEREST	20
	4.6	REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST	20
	4.7	CONFIDENTIAL VOTING	20
	4.8	A NOTE REGARDING AB’S STRUCTURE	21
5.	VOTING TRANSPARENCY		21
6.	RECORDKEEPING		21
	6.1	PROXY VOTING POLICY	21
	6.2	PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES	21
	6.3	RECORDS OF VOTES CAST ON BEHALF OF CLIENTS	21
	6.4	RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION	21
	6.5	DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS	22
7.	PROXY VOTING PROCEDURES		22
	7.1	VOTE ADMINISTRATION	22
	7.2	SHARE BLOCKING	22
	7.3	LOANED SECURITIES	22
EXHIBITS

+ Proxy Voting Guideline Summary
+ Proxy Voting Conflict of Interest Form

AllianceBernstein L.P.

1.INTRODUCTION

AllianceBernstein L.P.’s (“AB,” “we,” “us,” “our” and similar terms) mission is to work in our clients’ best interests to deliver better investment outcomes through differentiated research insights and innovative portfolio solutions. As a fiduciary and investment adviser, we place the interests of our clients first and treat all our clients fairly and equitably, and we have an obligation to responsibly allocate, manage and oversee their investments to seek sustainable, long-term shareholder value.

AB has authority to vote proxies relating to securities in certain client portfolios and, accordingly, AB’s fiduciary obligations extend to AB’s exercise of such proxy voting authority for each client AB has agreed to exercise that duty. AB’s general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, "proxies"), in a manner that serves the best interests of each respective client as determined by AB in its discretion, after consideration of the relevant clients' investment strategies, and in accordance with this Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) and the operative agreements governing the relationship with each respective client (“Governing Agreements”). This Policy outlines our principles for proxy voting, includes a wide range of issues that often appear on voting ballots, and applies to all of AB’s internally managed assets, globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“members of Responsibility team”), in order to ensure that this Policy and its procedures are implemented consistently.

To be effective stewards of our client’s investments and maximize shareholder value, we need to vote proxies on behalf of our clients responsibly. This Policy forms part of a suite of policies and frameworks beginning with AB’s Stewardship Statement that outline our approach to Responsibility, stewardship, engagement, climate change, human rights, global slavery and human trafficking, and controversial investments. Proxy voting is an integral part of this process, enabling us to support strong corporate governance structures, shareholder rights, transparency, and disclosure, and encourage corporate action on material environmental, social and governance (“ESG”) and climate issues.

This Policy is overseen by the Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior representatives from Equities, Fixed Income, Responsibility, Legal and Operations. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in the Policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.

2.RESEARCH UNDERPINS DECISION MAKING
As a research-driven firm, we approach our proxy voting responsibilities with the same commitment to rigorous research and engagement that we apply to all our investment activities. The different investment philosophies utilized by our investment teams may occasionally result in different conclusions being drawn regarding certain proposals. In turn, our votes on some proposals may vary by issuer, while maintaining the goal of maximizing the value of the securities in client portfolios.
We sometimes manage accounts where proxy voting is directed by clients or newly acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy. Where we have agreed to vote proxies on behalf of our clients, we have an obligation to vote proxies in a timely manner and we apply the principles in this Policy to our proxy decisions. To the extent there are any inconsistencies between this Policy and a client’s Governing Agreements, the Governing Agreements shall supersede this Policy.

RESEARCH SERVICES
We subscribe to the corporate governance and proxy research services of vendors such as Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis at different levels.This research includes proxy voting recommendations distributed by ISS and Glass Lewis. All our investment professionals can access these materials via the members of Responsible Investment team and/or the Committee.

ENGAGEMENT
In evaluating proxy issues and determining our votes, we welcome and seek perspectives of various parties. Internally, members of Responsibility team may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platforms, and Portfolio Managers who manage accounts in which a stock is held. Externally, we may engage with companies in advance of their Annual General Meeting, and
AllianceBernstein L.P.

throughout the year. We believe engagement provides the opportunity to share our philosophy, our corporate governance values, and moreimportantly, affect positive change that we believe will drive shareholder value. Also, these meetings often are joint efforts between the investment professionals, who are best positioned to comment on company-specific details, and members of Responsibility team, who offer a more holistic view of ESG and climate practices and relevant trends. In addition, we engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

3.PROXY VOTING GUIDELINES
Our proxy voting guidelines are both principles-based and rules-based. We adhere to a core set of principles that are described in this Policy. We assess each proxy proposal in light of these principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.
With this as a backdrop, our proxy voting guidelines pertaining to specific issues are set forth below. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, we believe that deviating from our stated policy is necessary to help maximize long-term shareholder value) or as otherwise warranted by the specific facts and circumstances of an investment. In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.

SHAREHOLDER PROPOSAL ASSESSMENT FRAMEWORK
AB’s commitment to maximize the long-term value of clients’ portfolios drives how we analyze shareholder proposals (each an “SHP”). We believe ESG and climate considerations are important elements that help improve the accuracy of our valuation of companies. We think it is in our clients’ best interests to incorporate a more comprehensive set of risks and opportunities, such as ESG and climate issues, from a long-term shareholder value perspective. Rather than opting to automatically support all shareholder proposals that mention an ESG or climate issue, we evaluate whether or not each shareholder proposal promotes genuine improvement in the way a company addresses an ESG or climate issue, thereby enhancing shareholder value for our clients in managing a more comprehensive set of risks and opportunities for the company’s business. The evaluation of a proposal that addresses an ESG or climate issue will consider (among other things) the following core factors, as necessary:

+Materiality of the mentioned ESG or climate issue for the company’s business
+The company’s current practice, policy, and framework
+Prescriptiveness of the proposal – does the shareholder demand unreasonably restrict management from conducting its business?
+Context of the shareholder proposal – is the proponent tied to any particular interest group(s)? Does the proposal aim to promote the interest of the shareholders or group that they are associated with?
+How does the proposal add value for the shareholders?

This shareholder proposal framework applies to all proposal items labeled “SHP” throughout the Policy and any shareholder proposals that aren’t discussed in the Policy but appear in our voting universe.

3.1BOARD AND DIRECTOR PROPOSALS
1.Board Oversight and Director Accountability on Material Environmental and Social Topics Impacting Shareholder Value: Climate Risk Management and Human Rights Oversight
CASE-BY-CASE
AB believes that board oversight and director accountability are critical elements of corporate governance. Companies demonstrate effective governance through proactive monitoring of material risks and opportunities, including ESG related risks and opportunities. In evaluating investee companies’ adaptiveness to evolving climate risks and human rights oversight, AB engages its significant holdings on climate strategy through a firmwide campaign. Based on each company’s response, AB will hold respective directors accountable as defined by the committee charter of the company.
AllianceBernstein L.P.

2.Establish New Board Committees and Elect Board Members with Specific Expertise (SHP)
CASE-BY-CASE
We believe that establishing committees should be the prerogative of a well-functioning board of directors. However, we may support shareholder proposals to establish additional board committees to address specific shareholder issues, including ESG issues. In some cases, oversight for material ESG issues can be managed effectively by existing committees of the board of directors, depending on the expertise of the directors assigned to such committees. We consider on a case-by-case basis proposals that require the addition of a board member with a specific area of expertise.

3.Changes in Board Structure and Amending the Articles of Incorporation     FOR
Companies may propose various provisions with respect to the structure of the board of directors, including changing the manner in which board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws or may otherwise require shareholder approval. When these proposals are not controversial or meant as an anti-takeover device, which is generally the case, we vote in their favor. However, if we believe a proposal is intended as an anti-takeover device and diminishes shareholder rights, we generally vote against.
We may vote against directors for amending by-laws without seeking shareholder approval and/or restricting or diminishing shareholder rights.
4.Classified Boards     AGAINST
A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental anti-takeover implications, we generally oppose the adoption of classified boards unless there is a justifiable financial reason or an adequate sunset provision exists. We may also vote against directors that fail to implement shareholder approved proposals to declassify boards that we previously supported.

5.Director Liability and Indemnification     CASE-BY-CASE
Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.
We generally support indemnification provisions that are consistent with the local jurisdiction in which the company has been formed. We vote in favor of proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company. We oppose proposals to indemnify directors for gross negligence.
6.Disclose CEO Succession Plan (SHP)    FOR
Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.
7.Election of Directors     FOR
The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally vote in favor of the management-proposed slate of directors while considering a number of factors, including local market best practice. We believe companies should have a majority of independent directors and independent key committees. However, we will incorporate local market regulation and corporate governance codes into our decision making. We may support more progressive requirements than those implemented in a local market if we believe more progressive requirements may improve corporate governance practices. We will generally regard a director as independent if the director satisfies the criteria for independence (i) espoused by the primary exchange on which the company’s shares are traded, or (ii) set forth in the code we determine to be best practice in the country where the subject company is domiciled and may take into account affiliations, related-party transactions and prior service to the company,. We consider the election of directors who are “bundled” on a single slate to be a poor governance practice and vote on a case-by-case basis considering the amount of information available and an assessment of the group’s qualifications.
In addition:
ª    We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse.
AllianceBernstein L.P.

ª    We may abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.
ª    We may vote against directors for poor compensation, audit or governance practices including the lack of a formal key committee.
ª    We may vote against directors for unilateral bylaw amendments that diminish shareholder rights.
We also may consider engaging company management (by phone, in writing and in person), until any issues have been satisfactorily resolved.
a.Controlled Company Exemption    CASE-BY-CASE
In certain markets, a different standard for director independence may be applicable for controlled companies, which are companies where more than 50% of the voting power is held by an individual, group or another company, or as otherwise defined by local market standards. We may take these local standards into consideration when determining the appropriate level of independence required for the board and key committees.
Exchanges in certain jurisdictions do not have a controlled company exemption (or something similar). In such a jurisdiction, if a company has a majority shareholder or group of related majority shareholders with a majority economic interest, we generally will not oppose that company’s directors simply because the board does not include a majority of independent members, although we may take local standards into consideration when determining the appropriate level of independence required for the board and key committees. We will, however, consider these directors in a negative light if the company has a history of violating the rights of minority shareholders.
b.Voting for Director Nominees in a Contested Election     CASE-BY-CASE
Votes in a contested election of directors are evaluated on a case-by-case basis with the goal of maximizing shareholder value.
8.Board Capacity
We believe that incorporating an assessment of each director’s capacity into consideration for a director election is essential to promote meaningful board oversight of the management. Director effectiveness aside, a social externality arises when the practice of directors serving on many public company boards becomes widespread, as this limits the opportunities for other board candidates, particularly diverse candidates. AB currently votes against the appointment of directors who occupy, or would occupy following the vote: four (4) or more total public company board seats for non-CEOs, three (3) or more total public company board seats for the sitting CEO of the company in question and two (2) or more total public company board seats for sitting CEOs of companies other than the company under consideration. We may also exercise flexibility on occasions where the “over-boarded” director nominee’s presence on the board is critical, based on company specific contexts in absence of any notable accountability concerns.

9.Board Diversity     CASE-BY-CASE
Diversity is an important element of assessing the board’s quality, as it promotes wider range of perspectives to be considered for companies to both strategize and mitigate risks. In line with this view, several European countries legally require a quota of female directors. Other European countries have a comply-or-explain policy. In the US, California requires corporations headquartered in the State of California to have at least one female director on board.

We believe that boards should develop, as part of their refreshment process, a framework for identifying diverse candidates for all open board positions. We believe diversity is broader than gender and should also take into consideration factors such as business experience, ethnicity, tenure, and nationality. As such, we generally vote in favor of proposals that encourage the adoption of a diverse search policy, so-called “Rooney Rules”, assuring that each director search includes at least one woman, and in the US, at least one underrepresented person of color, in the slate of nominees. Our views on board diversity translate to the following two voting approaches:

a.Gender Diversity: AB will generally vote against the nominating/governance committee chair, or a relevant incumbent member in case of classified boards, when the board has no female members. In Japan, we will vote against the top management. This approach applies globally.

b.Ethnic and Racial Diversity: AB will escalate the topic of board level ethnic/racial diversity and engage with its significant holdings that lack a minority ethnic/racial representation on the board through 2021. Based on the outcome of such engagements, AB will begin voting against the nominating/governance committee chair or a relevant incumbent member for classified boards of companies that lack minority ethnic/racial representation on their board in 2022.
AllianceBernstein L.P.

10.Independent Lead Director (SHP)     FOR
We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director, if the position of chairman is non-independent. We view the existence of a strong independent lead director, whose role is robust and includes clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, as a good example of the sufficient counter-balancing governance. If a company has such an independent lead director in place, we will generally oppose a proposal to require an independent board chairman, barring any additional board leadership concerns.
11.Limit Term of Directorship (SHP)     CASE-BY-CASE
These proposals seek to limit the term during which a director may serve on a board to a set number of years.
Accounting for local market practice, we generally consider a number of factors, such as overall level of board independence, director qualifications, tenure, board diversity and board effectiveness in representing our interests as shareholders, in assessing whether limiting directorship terms is in shareholders’ best interests. Accordingly, we evaluate these items case-by-case.
12.Majority of Independent1 Directors (SHP)     FOR
Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we support proposals seeking a majority of independent directors on the board while taking into consideration local market regulation and corporate governance codes.
13.Majority of Independent Directors on Key Committees (SHP)     FOR
In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit2, nominating/governance, and compensation committees should be composed of a majority of independent directors, considering the local market regulation and corporate governance codes as well as controlled company status.

14.Majority Votes for Directors (SHP)     FOR
We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld.
We further believe that majority voting provisions will lead to greater director accountability. Therefore, we support shareholder proposals that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast, provided the proposal includes a carve-out to provide for plurality voting in contested elections where the number of nominees exceeds the number of directors to be elected.
15.Removal of Directors Without Cause (SHP)     FOR
Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”.
We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. And, while we would prefer shareholder proposals that seek to broaden the definition of “cause” to include situations like these, we generally support proposals that would provide shareholders with the right to remove directors without cause.
16.Require Independent Board Chairman (SHP)     CASE-BY-CASE
We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent the company must have sufficient counter-balancing governance in place, generally through a strong independent lead director. Also, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical.
1 For purposes of this Policy, generally, we will consider a director independent if the director satisfies the independence definition set forth in the listing standards of the exchange on which the common stock is listed. However, we may deem local independence classification criteria insufficient.
2 Pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee.
AllianceBernstein L.P.

3.2COMPENSATION PROPOSALS
17.Pro Rata Vesting of Equity Compensation Awards-Change in Control (SHP)     CASE-BY-CASE
We examine proposals on the treatment of equity awards in the event of a change in control on a case-by-case basis. If a change in control is accompanied by termination of employment, often referred to as a double-trigger, we generally support accelerated vesting of equity awards. If, however, there is no termination agreement in connection with a change in control, often referred to as a single-trigger, we generally prefer pro rata vesting of outstanding equity awards.
18.Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP)     AGAINST
We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage.
19.Advisory Vote to Ratify Directors’ Compensation (SHP)     FOR
Similar to advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally support this item.
20.Amend Executive Compensation Plan Tied to Performance (Bonus Banking) (SHP)     AGAINST
These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period.
We believe that most companies have adequate vesting schedules and clawbacks in place. Under such circumstances, we will oppose these proposals. However, if a company does not have what we believe to be adequate vesting and/or clawback requirements, we decide these proposals on a case-by-case basis.
21.Approve Remuneration for Directors and Auditors     CASE-BY-CASE
We will vote on a case-by-case basis where we are asked to approve remuneration for directors or auditors. We will generally oppose performance-based remuneration for non-executive directors as this may compromise independent oversight. In addition, where disclosure relating to the details of such remuneration is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard and the local market practice.
22.Approve Retirement Bonuses for Directors (Japan and South Korea)     CASE-BY-CASE
Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will analyze such proposals on a case-by-case basis, considering management’s commitment to maximizing long-term shareholder value. However, when the details of the retirement bonus are inadequate or undisclosed, we may abstain or vote against.
23.Approve Special Payments to Continuing Directors and Auditors (Japan)     CASE-BY-CASE
In conjunction with the abolition of a company’s retirement allowance system, we will generally support special payment allowances for continuing directors and auditors if there is no evidence of their independence becoming impaired. However, when the details of the special payments are inadequate or undisclosed, we may abstain or vote against.

24.Disclose Executive and Director Pay (SHP) CASE-BY-CASE
The United States Securities and Exchange Commission (“SEC”) has adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, while we will consider them on a case-by-case basis (analyzing whether there are any relevant disclosure concerns), we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules or similar rules espoused by a regulator in a foreign jurisdiction. Similarly, we generally support proposals seeking additional disclosure of executive and director compensation if the company is not subject to any such rules.

AllianceBernstein L.P.

25.Executive and Employee Compensation Plans, Policies and Reports     CASE-BY-CASE
Compensation plans (“Compensation Plans”) usually are complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed Compensation Plan within the framework of four guiding principles, each of which ensures a company’s Compensation Plan helps to align the long-term interests of management with shareholders:
ª    Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;
ª    Compensation costs should be managed in the same way as any other expense;
ª    Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a significant adverse financial or reputational effect on the company; and
ª    In granting compensatory awards, management should exhibit a history of integrity and decision-making based on logic and well thought out processes.
We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control. Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.
In markets where votes on compensation plans are not required for all companies, we will support shareholder proposals asking the board to adopt such a vote on an advisory basis.
Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard. Where appropriate, we may raise the issue with the company directly or take other steps.
26.Limit Executive Pay (SHP)     CASE-BY-CASE
We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. We vote against shareholder proposals seeking to limit executive pay if we deem them too restrictive. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.
27.Mandatory Holding Periods (SHP)     AGAINST
We generally vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period of time after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value. We are generally in favor of reasonable stock ownership guidelines for executives.
28.Performance-Based Stock Option Plans (SHP)     CASE-BY-CASE
These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance-based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. We believe that management, within reason, should be given latitude in determining the mix and types of awards it offers. However, we recognize the benefit of linking a portion of executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options to be performance-based, we will generally support proposals that require a portion of options granted to senior executives be performance-based. However, because performance-based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.
AllianceBernstein L.P.

29.Prohibit Relocation Benefits to Senior Executives (SHP)     AGAINST
We do not consider such perquisites to be problematic pay practices as long as they are properly disclosed. Therefore, we will vote against shareholder proposals asking to prohibit relocation benefits.
30.Recovery of Performance-Based Compensation (SHP)     FOR
We generally support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a fraud or other reasons that resulted in the detriment to shareholder value and/or company reputation due to gross ethical lapses. In deciding how to vote, we consider the adequacy of the existing company clawback policy, if any.
31.Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP)     FOR
Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote, and we review proposals to ratify or redeem such plans retrospectively on a case-by-case basis.
32.Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by Management (SHP)     CASE-BY-CASE
We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.
33.Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP)     FOR
Survivor benefit compensation plans, or “golden coffins”, can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.
We recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.
3.3CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS
34.Amend Exclusive Forum Bylaw (SHP)     AGAINST
We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.
35.Amend Net Operating Loss (“NOL”) Rights Plans     FOR
NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans unless we believe the terms of the NOL Rights Plan may provide for a long-term anti-takeover device.
36.Authorize Share Repurchase     FOR
We generally support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. We assess proposals to give the board unlimited authorization to repurchase shares on a case-by-case basis. Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.
AllianceBernstein L.P.

37.Blank Check Preferred Stock     AGAINST
Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion, and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device.
We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally oppose this type of proposal.
38.Corporate Restructurings, Merger Proposals and Spin-Offs     CASE-BY-CASE
Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.
39.Elimination of Preemptive Rights     CASE-BY-CASE
Preemptive rights allow the shareholders of the company to buy newly issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.
40.Expensing Stock Options (SHP)     FOR
US generally accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS -- international financial reporting standards). If a company is domiciled in a jurisdiction where the accounting rules do not already require the expensing of stock options, we will support shareholder proposals requiring this practice and disclosing information about it.
41.Fair Price Provisions     CASE-BY-CASE
A fair price provision in the company's charter or by laws is designed to ensure that each shareholder's securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.
Fair pricing provisions attempt to prevent the “two-tiered front-loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two-tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.
We consider fair price provisions on a case-by-case basis. We oppose any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e., shares beneficially owned by individuals other than the acquiring party).
42.Increase Authorized Common Stock     CASE-BY-CASE
In general we regard increases in authorized common stock as serving a legitimate corporate purpose when used to: implement a stock split, aid in a recapitalization or acquisition, raise needed capital for the firm, or provide for employee savings plans, stock option plans or executive compensation plans. That said, we may oppose a particular proposed increase if we consider the authorization likely to lower the share price (this would happen, for example, if the firm were proposing to use the proceeds to overpay for an acquisition, to invest in a project unlikely to earn the firm’s cost of capital, or to compensate employees well above market rates). We oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a “poison pill” or another form of anti-takeover device, or if the issuance of new shares would, in our judgment, excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company's intentions—going beyond the standard “general corporate purposes”—must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We view the use of derivatives, particularly warrants, as legitimate capital-raising instruments and apply these same principles to their use as we do to the authorization of common stock. Under certain circumstances where we believe it is important for shareholders to have an opportunity to maintain their proportional ownership, we may oppose proposals requesting shareholders approve the issuance of additional shares if those shares do not include preemptive rights.
AllianceBernstein L.P.

In Hong Kong, it is common for companies to request board authority to issue new shares up to 20% of outstanding share capital. The authority typically lapses after one year. We may vote against plans that do not prohibit issuing shares at a discount, taking into account whether a company has a history of doing so.
43.Issuance of Equity Without Preemptive Rights     FOR
We are generally in favor of issuances of equity without preemptive rights of up to 30% of a company’s outstanding shares unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).
44.Multi Class Equity Structures     CASE-BY-CASE
The one share, one vote principle — stating that voting power should be proportional to an investor’s economic ownership— is generally preferred in order to hold the board accountable to shareholders. AB’s general expectation of companies with multi class equity structures is to attach safeguards for minority shareholders when appropriate and in a cost-effective manner, which may include measures such as sunset provisions or requiring periodic shareholder reauthorizations. We expect boards to routinely review existing multi-class vote structures and share their current view.

With that backdrop, we acknowledge that multi-class structures may be beneficial for a period of time, allowing management to focus on longer-term value creation which benefits all shareholders. Accordingly, AB recommends companies that had an initial public offering (IPO) in the past two (2) years to institute a time-based sunset to be triggered seven (7) years from the year of the IPO. In 2021, we will engage with companies in our significant holdings universe that fall under this category. We may vote against the relevant board member of companies that remain unresponsive starting 2022 AGM, unless there is a valid case to apply an exemption.

For companies that instituted a multi-class share structure unrelated to an IPO event or had an IPO two (2) or more years ago, sunset should be seven (7) years from the year when the issuer implemented the multi-class structure. If the structure was adopted greater than seven (7) years ago, we will expect the issuer to consider the shortest sunset plan that makes sense based on the issuer’s context. In 2021, we will engage with our portfolio companies in scope. We may vote against the respective board member if we don’t see any progress starting 2022 AGM, unless there is a valid case to apply an exemption.
45.Net Long Position Requirement     FOR
We support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.
46.Reincorporation     CASE-BY-CASE
There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. We perform a case-by-case review of such proposals, taking into consideration management’s stated reasons for the proposed move.
Careful scrutiny also will be given to proposals that seek approval to reincorporate in countries that serve as tax havens. When evaluating such proposals, we consider factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences of the reincorporation to shareholders.
47.Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance (SHP)     CASE-BY-CASE
If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses, and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we may vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.
48.Stock Splits     FOR
Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally vote in favor of stock split proposals.
49.Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP)     FOR
Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount
AllianceBernstein L.P.

once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company's stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but also may have a detrimental effect on the value of the company.
We support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We evaluate on a case-by-case basis proposals to implement or eliminate a shareholder rights plan.
50.Transferrable Stock Options     CASE-BY-CASE
In cases where a compensation plan includes a transferable stock option program, we will consider the plan on a case-by-case basis.
These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally vote against these programs if the transfer can be executed without shareholder approval, is available to executive officers or non-employee directors, or we consider the available disclosure relating to the mechanics and structure of the program to be insufficient to determine the costs, benefits, and key terms of the program.
3.4AUDITOR PROPOSALS
51.Appointment of Auditors     FOR
We believe that the company is in the best position to choose its accounting firm, and we generally support management's recommendation.
We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor, we will consider the amount of fees paid for non-audit related services performed compared to the total audit fees paid by the company to the auditing firm, and whether there are any other reasons for us to question the independence or performance of the firm’s auditor such as, for example, tenure. We generally will deem as excessive the non-audit fees paid by a company to its auditor if those fees account for 50% or more of total fees paid. In the UK market, which utilizes a different calculation, we adhere to a non-audit fee cap of 100% of audit fees. Under these circumstances, we generally vote against the auditor and the directors, in particular the members of the company’s audit committee. In addition, we generally vote against authorizing the audit committee to set the remuneration of such auditors. We exclude from this analysis non-audit fees related to IPOs, bankruptcy emergence, and spin-offs and other extraordinary events. We may vote against or abstain due to a lack of disclosure of the name of the auditor while taking into account local market practice.
52.Approval of Financial Statements     FOR
In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements unless there are appropriate reasons to vote otherwise. We may vote against if the information is not available in advance of the meeting.
53.Approval of Internal Statutory Auditors     FOR
Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have a number of duties, including supervising management, ensuring compliance with the articles of association, and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item, and we will support management’s nominee provided that the nominee meets the regulatory requirements for serving as internal statutory auditors. However, we may vote against nominees who are designated independent statutory auditors who serve as executives of a subsidiary or affiliate of the issuer or if there are other reasons to question the independence of the nominees.
54.Limitation of Liability of External Statutory Auditors (Japan)     CASE-BY-CASE
In Japan, companies may limit the liability of external statutory auditors in the event of a shareholder lawsuit through any of three mechanisms: (i) submitting the proposed limits to shareholder vote; (ii) setting limits by modifying the company’s articles of incorporation; and (iii) setting limits in contracts with outside directors, outside statutory auditors and external audit firms (requires a modification to the company’s articles of incorporation). A vote by 3% or more of shareholders can nullify a limit set through the second mechanism. The third mechanism has historically been the most prevalent.
AllianceBernstein L.P.

We review proposals to set limits on auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.
55.Separating Auditors and Consultants (SHP)     CASE-BY-CASE
We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of other non-audit related services.
We evaluate on a case-by-case basis proposals that go beyond the SEC rules or other local market standards by prohibiting auditors from performing other non-audit services or calling for the board to adopt a policy to ensure auditor independence.
We take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor are not excessive.
3.5SHAREHOLDER ACCESS AND VOTING PROPOSALS
56.A Shareholder’s Right to Call Special Meetings (SHP)     FOR
Most state corporation statutes (though not Delaware, where many US issuers are domiciled) allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage as defined by the relevant company bylaws.
We recognize the importance of the right of shareholders to remove poorly performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to establish shareholders’ right to call a special meeting unless we see a potential abuse of the right based on the company’s current share ownership structure.
57.Adopt Cumulative Voting (SHP)     CASE-BY-CASE
Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being considered. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, a holder of 10 shares normally casts 10 votes for each of 12 nominees to the board thus giving the shareholder 120 (10 × 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

We believe that encouraging activism among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Cumulative voting supports the interests of minority shareholders in contested elections by enabling them to concentrate their votes and dramatically increase their chances of electing a dissident director to a board.
Accordingly, we generally will support shareholder proposals to restore or provide for cumulative voting and we generally will oppose management proposals to eliminate cumulative voting. However, we may oppose cumulative voting if a company has in place both proxy access, which allows shareholders to nominate directors to the company’s ballot, and majority voting (with a carve-out for plurality voting in situations where there are more nominees than seats), which requires each director to receive the affirmative vote of a majority of votes cast and, we believe, leads to greater director accountability to shareholders.
Also, we support cumulative voting at controlled companies regardless of any other shareholder protections that may be in place.

58.Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP)     FOR
In dual class structures (such as A and B shares) where the shareholders with a majority economic interest have a minority voting interest, we generally vote in favor of cumulative voting for those shareholders.
59.Early Disclosure of Voting Results (SHP)     AGAINST
These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We do not support requests that require disclosure earlier than the time required by the local regulator.
AllianceBernstein L.P.

60.Limiting a Shareholder’s Right to Call Special Meetings     AGAINST
Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company's agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.
In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.
61.Permit a Shareholder’s Right to Act by Written Consent (SHP)     CASE-BY-CASE
Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will generally support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we will oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders. We may also vote against the proposal if the company provides shareholders a right to call special meetings with an ownership threshold of 15% or below in absence of material restrictions, as we believe that shareholder access rights should be considered from a holistic view rather than promoting all possible access rights that may impede one another in contrast to long-term shareholder value.
62.Proxy Access for Annual Meetings (SHP) (Management)     FOR
These proposals allow “qualified shareholders” to nominate directors. We generally vote in favor of management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access (adopted by the SEC in 2010, but vacated by the US District of Columbia Circuit Court of Appeals in 2011), which would have allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees.
We may vote against proposals that use requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework.
We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.
From time to time we may receive requests to join with other shareholders to support a shareholder action. We may, for example, receive requests to join a voting block for purposes of influencing management. If the third parties requesting our participation are not affiliated with us and have no business relationships with us, we will consider the request on a case-by-case basis. However, where the requesting party has a business relationship with us (e.g., the requesting party is a client or a significant service provider), agreeing to such a request may pose a potential conflict of interest. As a fiduciary we have an obligation to vote proxies in the best interest of our clients (without regard to our own interests in generating and maintaining business with our other clients) and given our desire to avoid even the appearance of a conflict, we will generally decline such a request.
63.Reduce Meeting Notification from 21 Days to 14 Days (UK)     FOR
Companies in the United Kingdom may, with shareholder approval, reduce the notice period for extraordinary general meetings from 21 days to 14 days.
A reduced notice period expedites the process of obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we support these proposals.
AllianceBernstein L.P.

64.Shareholder Proponent Engagement Process (SHP)     FOR
We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals, have an established means of communicating with management.
65.Supermajority Vote Requirements     AGAINST
A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.
In most instances, we oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement. However we may support supermajority vote requirements at controlled companies as a protection to minority shareholders from unilateral action of the controlling shareholder.
66.Authorize Virtual-Only Shareholder Meetings CASE-BY-CASE COVID-19 has called for a need to authorize companies in holding virtual-only shareholder meetings. While recognizing technology has enabled shareholders to remain connected with the board and management, AB acknowledges that virtual only shareholder meetings have resulted in certain companies abusing their authority by limiting shareholders from raising questions and demanding onerous requirements to be able to read their questions during the meeting. Because such practice varies by company and jurisdiction with different safeguard provisions, we will consider—among other things—a company’s disclosure on elements such as those below when voting on management or shareholder proposals for authorizing the company to hold virtual-only shareholder meetings:

ªExplanation for eliminating the in-person meeting;
ª    Clear description of which shareholders are qualified to participate in virtual-only shareholder meetings and how attendees can join the meeting;
ª    How to submit and ask questions;
ª    How the company plans to mimic a real-time in-person question and answer session; and
ª    List of questions received from shareholders in their entirety, both prior to and during the meeting, as well as associated responses from the company

3.6ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS
67.Animal Welfare (SHP)     CASE-BY-CASE
These proposals may include reporting requests or policy adoption on items such as pig gestation crates and animal welfare in the supply chain For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
68.Climate Change (SHP)     FOR
Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We generally support these proposals, while taking into account the materiality of the issue and whether the proposed information is of added benefit to shareholders.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure, while taking into account existing policies and procedures of the company and whether the proposal is of added benefit to shareholders.

69.Charitable Contributions (SHP) (Management)     CASE-BY-CASE
Proposals relating to charitable contributions may be sponsored by either management or shareholders.
Management proposals may ask to approve the amount for charitable contributions.
AllianceBernstein L.P.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
70.Environmental Proposals (SHP)     CASE-BY-CASE
These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, packaging and recycling, renewable energy, toxic material, palm oil and water.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
71.Genetically Altered or Engineered Food and Pesticides (SHP)     CASE-BY-CASE
These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
72.Health Proposals (SHP)     CASE-BY-CASE
These proposals may include reports on pharmaceutical pricing, antibiotic use in the meat supply, and tobacco products. We generally support shareholder proposals calling for reports and disclosure while taking into account the current reporting policies of the company and whether the proposed information is of added benefit to shareholders.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue. We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposal is of added benefit to shareholders.
73.Human Rights Policies and Reports (SHP)     CASE-BY-CASE
These proposals may include reporting requests on human rights risk assessments, humanitarian engagement and mediation policies, working conditions, adopting policies on supply chain worker fees, and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

For proposals addressing forced labor and supply chain management from the human rights perspective, AB assesses the proposal based on its proprietary framework. The framework considers factors such as oversight of the issue, risk identification process, action plan to mitigate risks, the effectiveness of the action plan, and future improvement.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

74.Include Sustainability as a Performance Measure (SHP)     CASE-BY-CASE
We believe management and directors should be given latitude in determining appropriate performance measurements. While doing so, consideration should be given to how long-term sustainability issues might affect future company performance. Therefore, we will evaluate on a case-by-case basis proposals requesting companies to consider incorporating specific, measurable, practical goals consisting of sustainability principles and environmental impacts as metrics for incentive compensation and how they are linked with our objectives as long-term shareholders.
75.Lobbying and Political Spending (SHP)     FOR
AllianceBernstein L.P.

We generally vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level. These proposals may increase transparency.
76.Other Business     AGAINST
In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.
77.Reimbursement of Shareholder Expenses (SHP)     AGAINST
These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally vote against these proposals, unless reimbursement occurs only in cases where management fails to implement a majority passed shareholder proposal, in which case we may vote in favor.
78.Sustainability Report (SHP)     FOR
We generally support shareholder proposals calling for reports and disclosure related to sustainability while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
79.Work Place: Diversity (SHP)     FOR
We generally support shareholder proposals calling for reports and disclosure surrounding workplace diversity while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
We generally support proposals requiring a company to amend its Equal Employment Opportunity policies to prohibit workplace discrimination based on sexual orientation and gender identity.
80.Work Place: Gender Pay Equity(SHP)     FOR
A report on pay disparity between genders typically compares the difference between male and female median earnings expressed as a percentage of male earnings and may include, (i) statistics and rationale explanation pertaining to changes in the size of the gap, (ii) recommended actions, and (iii) information on whether greater oversight is needed over certain aspects of the company’s compensation policies. In the U.S., we are generally supportive of proposals to require companies to make similar assessments and disclosure related to the pay disparity between different gender and ethnic/racial groups. Shareholder requests to place a limit on a global median ethnic/racial pay gap will be assessed based on the cultural and the legal context of markets to which the company is exposed.
The SEC requires US issuers with fiscal years ending on or after January 1, 2017, to contrast CEO pay with median employee pay. This requirement, however, does not specifically address gender pay equity issues in such pay disparity reports.
Accordingly, we will generally support proposals requiring gender pay metrics, taking into account the specific metrics and scope of the information requested and whether the SEC’s requirement renders the proposal unnecessary.
AllianceBernstein L.P.

4.CONFLICTS OF INTEREST
4.1INTRODUCTION
As a fiduciary, we always must act in our clients’ best interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to avoid any perceived or actual conflicts of interest.
AB recognizes that potentially material conflicts of interest arise when we engage with a company or vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship, and that such conflicts could affect how we vote on the issuer’s proxy. Similarly, potentially material conflicts of interest arise when engaging with and deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to address any perceived or actual conflict of interest, the procedures set forth below in sections 4.2 through 4.8 have been established for use when we encounter a potential conflict to ensure that our engagement activities and voting decisions are in our clients’ best interest consistent with our fiduciary duties and seek to maximize shareholder value.
4.2ADHERENCE TO STATED PROXY VOTING POLICIES
Votes generally are cast in accordance with this policy3. In situations where our Policy involves a case-by-case assessment, the following sections provide criteria that will guide our decision. In situations where our Policy on a particular issue involves a case-by-case assessment and the vote cannot be clearly decided by an application of our stated Policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our Policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of our proxy services vendor, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting Policy on specific issues must be documented. If a proxy vote involves a potential conflict of interest, the voting decision will be determined in accordance with the processes outlined in section 4.5 of the Policy. On an annual basis, the Committee will receive and review a report of all such votes so as to confirm adherence with the Policy.
4.3DISCLOSURE OF CONFLICTS
When considering a proxy proposal, members of the Committee or investment professionals involved in the decision-making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a material conflict of interest, he or she generally must recuse himself or herself from the decision-making process.
4.4POTENTIAL CONFLICTS LIST
No less frequently than annually, a list of companies and organizations whose engagement and proxies may pose potential conflicts of interest is compiled by the Legal and Compliance Department (the “Potential Conflicts List”). The Potential Conflicts List generally includes:
ª    Publicly-traded Clients of AB;
ª    Publicly-traded companies that distribute AB mutual funds;
ª    Bernstein private clients who are directors, officers, or 10% shareholders of publicly traded companies;
ª    Publicly-traded companies that are sell-side clients of our affiliated broker-dealer, SCB&Co.;
ª    Companies where an employee of AB or AXA Equitable Holdings, Inc., the parent company of AB, has identified an interest;
ª    Publicly-traded affiliated companies;
ª    Clients who sponsor, publicly support or have material interest in a proposal upon which we will be eligible to vote;
ª    Publicly-traded companies targeted by the AFL-CIO for engagement and voting;
3 From time to time a client may request that we vote their proxies consistent with AFL-CIO guidelines or the policy of the National Association of Pension Funds. In those situations, AB reserves the right to depart from those policies if we believe it to be in the client’s best interests.
AllianceBernstein L.P.

ª    Any other company subject to a material conflict of which a Committee member becomes aware4.
We determine our votes for all meetings of companies that may present a conflict by applying the processes described in Section 4.5 below. We document all instances when the Conflicts Officer determines our vote.
4.5DETERMINE EXISTENCE OF CONFLICT OF INTEREST
When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision is in the best interest of our client
ª    If our proposed vote is explicitly addressed by and consistent with the Policy, no further review is necessary.
ª     If our proposed vote is contrary to the Policy (i.e., requires a case-by-case assessment or is not covered by the Policy), the vote will be presented to the Conflicts Officer. The Conflicts Officer’s review will be documented using a Proxy Voting Conflict of Interest Form (a copy of which is attached hereto). The Conflicts Officer will determine whether the proposed vote is reasonable. If the Conflicts Officer cannot determine that the proposed vote is reasonable, the Conflicts Officer may instruct AB to refer the votes back to the client(s) or take other actions as the Conflicts Officer deems appropriate in light of the facts and circumstances of the particular potential conflict. The Conflicts Officer may take or recommend that AB take the following steps:
ª    Recuse or “wall-off” certain personnel from the proxy voting process;
ª    Confirm whether AB’s proposed vote is consistent with the voting recommendations of our proxy research services vendor; or
ª    Take other actions as the Conflicts Officer deems appropriate.
4.6REVIEW OF THIRD-PARTY PROXY SERVICE VENDORS
AB engages one or more Proxy Service Vendors to provide voting recommendations and voting execution services. From time to time, AB will evaluate each Proxy Service Vendor’s services to assess that they are consistent with this Policy and the best interest of our clients. This evaluation may include: (i) a review of pre-populated votes on the Proxy Service
Vendor’s electronic voting platform before such votes are cast, and (ii) a review of policies that address the consideration of additional information that becomes available regarding a proposal before the vote is cast. AB will also periodically review whether Proxy Service Vendors have the capacity and competency to adequately analyze proxy issues and provide the necessary services to AB. AB will consider, among other things, the adequacy and quality of the Proxy Service Vendor’s staffing, personnel and/or technology, as well as whether the Proxy Service Vendor has adequate disclosures regarding its methodologies in formulating voting recommendations. If applicable, we will also review whether any potential factual errors, incompleteness or methodological weaknesses materially affected the Proxy Service Vendor’s services and the effectiveness of the Proxy Service Vendor’s procedures for obtaining current and accurate information relevant to matters included in its research.

The Committee also takes reasonable steps to review the Proxy Service Vendor’s policies and procedures addressing conflicts of interest and verify that the Proxy Service Vendor(s) to which we have a full- level subscription is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing each Proxy Service Vendor’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, (i) whether the Proxy Service Vendor has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest; and (ii) whether the Proxy Service Vendor provides adequate disclosure of actual and potential conflicts of interest with respect to the services provided to AB by the Proxy Service Vendor and (iii) whether the Proxy Service Vendor’s policies and procedures utilize technology in delivering conflicts disclosure; and (iv) can offer research in an impartial manner and in the best interests of our clients.

4.7CONFIDENTIAL VOTING
It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement; or (vi) declare our stance on an ESG related shareholder proposal(s) that is (are) deemed material for the issuer’s business for generating long-term value in our clients’ best interests. Once the votes have been cast for our mutual fund clients, they are made public in
4 The Committee must notify the Legal and Compliance Department promptly of any previously unknown conflict.
AllianceBernstein L.P.

accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website one business day after the meeting date.

We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.
On occasion, clients for whom we do not have proxy voting authority may ask us how AB’s Policy would be implemented. A member of the Committee or one or more members of Responsibility team may provide the results of a potential implementation of the AB policy to the client’s account subject to an understanding with the client that the implementation shall remain confidential.

Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy.
Routine administrative inquiries from proxy solicitors need not be reported.

4.8A NOTE REGARDING AB'S STRUCTURE
AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is a is an indirect wholly owned subsidiary of Equitable Holdings, Inc.
As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.
5.VOTING TRANSPARENCY
We publish our voting records on our website(http://vds.issproxy.com/SearchPage.php?CustomerID=447) one business day after the shareholder meeting date for each issuer company. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor.
6.RECORDKEEPING
All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six (6) years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of of six (6) or more years. If the local regulation requires that records are kept for more than six (6) or more years, we will comply with the local regulation. We maintain the vast majority of these records electronically.
6.1PROXY VOTING AND GOVERNANCE POLICY
The Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and on the AB website: https://www.alliancebernstein.com/abcom/web/linkedsite.aspx?key=ab.retail.proxyvoting.mf
6.2PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES
For US Securities5, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.
6.3RECORDS OF VOTES CAST ON BEHALF OF CLIENTS
Records of votes cast by AB are retained electronically by our proxy research service vendor.
6.4RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION
Copies of written requests from clients for information on how AB voted their proxies shall be maintained by the Legal and Compliance Department. Responses to written and oral requests for information on how we voted clients’ proxies will be kept in the Client Group.
5 US securities are defined as securities of issuers required to make reports pursuant to §12 of the Securities Exchange Act of 1934, as amended. Non-US securities are defined as all other securities.
AllianceBernstein L.P.

6.5DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS
The Committee is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to the A member of Responsible Investment team.
7.PROXY VOTING PROCEDURES
7.1VOTE ADMINISTRATION
In an effort to increase the efficiency of voting proxies, AB uses ISS to act as its voting agent for our clients’ holdings globally.
Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to eachresolution and pre-populates certain ballots based on the guidelines contained in this Policy. Members of Responsibility team assess the proposals via ISS’s web platform, ProxyExchange, and submit all votes electronically. ISS then returns the proxy ballot forms to the designated returnee for tabulation. In addition, AB’s proxy votes are double-checked in a two-tiered approach. Votes for significant holdings, as defined by our stake, are reviewed real-time by an offshore team to verify that the executed votes are in-line with our Policy. Votes outside of the significant holdings universe are sampled and reviewed on a monthly basis by the members of Responsibility team to ensure their compliance with our Policy.
If necessary, any paper ballots we receive will be voted online using ProxyVote or via mail or fax.
7.2SHARE BLOCKING
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may determine to not vote those shares.

We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.

AB will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if AB determines that abstaining or not voting would be in the applicable client's best interest. In making such a determination, AB will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy (e.g., share-blocking jurisdictions); (iii) whether AB’s clients have sold the underlying securities since the record date for the proxy; and (iv) whether casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.
7.3LOANED SECURITIES
Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients or custodians recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities. For the SRI labeled Thematic funds, we recall U.S. securities on loan to vote proxies and have discontinued lending for non-U.S. securities.
If you have questions or desire additional information about this Policy, please contact the Proxy Team at: ProxyTeam@alliancebernstein.com.

PROXY VOTING AND GOVERNANCE COMMITTEE MEMBERS
AllianceBernstein L.P.

PROXY VOTING GUIDELINE SUMMARY

Shareholder Proposal		For	Against	Case-by-Case
Board and Director Proposals
	Board Diversity			+
+	Establish New Board Committees and Elect Board Members with Specific Expertise			+
	Changes in Board Structure and Amending the Articles of Incorporation	+
	Classified Boards		+
	Director Liability and Indemnification			+
+	Disclose CEO Succession Plan	+
	Election of Directors	+
	Controlled Company Exemption			+
	Voting for Director Nominees in a Contested Election			+
+	Independent Lead Director	+
+	Limit Term of Directorship			+
+	Majority of Independent Directors	+
+	Majority of Independent Directors on Key Committees	+
+	Majority Votes for Directors	+
+	Removal of Directors Without Cause	+
+	Require Independent Board Chairman			+
+	Require Two Candidates for Each Board Seat		+
Compensation Proposals
+	Elimination of Single Trigger Change-in-Control Agreements	+
+	Pro Rata Vesting of Equity Compensation Awards-Change of Control			+
+	Adopt Policies to Prohibit any Death Benefits to Senior Executives		+
+	Advisory Vote to Ratify Directors’ Compensation	+
+	Amend Executive Compensation Plan Tied to Performance (Bonus Banking)		+
	Approve Remuneration for Directors and Auditors			+
	Approve Remuneration Reports			+
	Approve Retirement Bonuses for Directors (Japan and South Korea)			+
	Approve Special Payments to Continuing Directors and Auditors (Japan)			+
+	Disclose Executive and Director Pay			+
+	Exclude Pension Income from Performance-Based Compensation	+
	Executive and Employee Compensation Plans			+
+	Limit Dividend Payments to Executives		+
+	Limit Executive Pay			+
+	Mandatory Holding Periods		+
+	Performance-Based Stock Option Plans			+
+	Prohibit Relocation Benefits to Senior Executives		+
+	Recovery of Performance-Based Compensation	+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote		+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote prior to their being Negotiated by Management			+
+	Submit Survivor Benefit Compensation Plans to a Shareholder Vote	+
Capital Changes and Anti-Take Over Proposals
+	Amend Exclusive Forum Bylaw		+
	Amend Net Operating Loss (“NOL”) Rights Plans	+
	Authorize Share Repurchase	+
	Blank Check Preferred Stock		+
	Corporate Restructurings, Merger Proposals and Spin-Offs			+
	Elimination of Preemptive Rights			+
AllianceBernstein L.P.

Shareholder Proposal		For	Against	Case-by-Case
+	Expensing Stock Options	+
	Fair Price Provisions			+
	Increase Authorized Common Stock			+
	Issuance of Equity without Preemptive Rights	+
	Issuance of Stock with Unequal Voting Rights			+
	Net Long Position Requirement	+
	Reincorporation			+
+	Reincorporation to Another jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance			+
	Stock Splits	+
+	Submit Company’s Shareholder Rights Plan to a Shareholder Vote	+
	Transferrable Stock Options			+
Auditor Proposals
	Appointment of Auditors	+
	Approval of Financial Statements	+
	Approval of Internal Statutory Auditors	+
+	Limit Compensation Consultant Services		+
	Limitation of Liability of External Statutory Auditors (Japan)			+
+	Separating Auditors and Consultants			+
Shareholder Access & Voting Proposals
+	A Shareholder’s Right to Call Special Meetings	+
+	Adopt Cumulative Voting			+
+	Adopt Cumulative Voting in Dual Shareholder Class Structures	+
+	Early Disclosure of Voting Results		+
+	Implement Confidential Voting	+
	Limiting a Shareholder’s Right to Call Special Meetings		+
+	Permit a Shareholder’s Right to Act by Written Consent			+
+	Proxy Access for Annual Meetings	+
	Reduce Meeting Notification from 21 Days to 14 Days (UK)	+
+	Rotation of Locale for Annual Meeting		+
+	Shareholder Proponent Engagement Process	+
	Supermajority Vote Requirements		+
Environmental & Social, Disclosure Proposals
+	Animal Welfare			+
+	Climate Change			+
+	Carbon Accounting	+
+	Carbon Risk	+
+	Charitable Contributions			+
+	Environmental Proposals			+
+	Genetically Altered or Engineered Food and Pesticides			+
+	Health Proposals			+
+	Pharmaceutical Pricing (US)			+
+	Human Rights Policies and Reports			+
+	Include Sustainability as a Performance Measure (SHP)			+
+	Lobbying and Political Spending	+
+	Other Business		+
+	Reimbursement of Shareholder Expenses		+
+	Sustainability Report			+
+	Work Place: Diversity	+
+	Work Place: Pay Disparity			+

AllianceBernstein L.P.

PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security	Date of Shareholder Meeting

Short Description of the conflict (client, mutual fund distributor, etc.):

1.	Is our proposed vote on all issues explicitly addressed by, and consistent with our stated proxy voting policy?	☐ Yes	☐ No
If yes, stop here and sign below as no further review is necessary.
2.	Is our proposed vote on consistant with our client's recommended vote ?	☐ Yes	☐ No
If yes, stop here and sign below as no further review is necessary.
3.	Is our proposed vote consistent with the views of Institutional Shareholder Services?	☐ Yes	☐ No
If yes, stop here and sign below as no further review is necessary.
Please attach a memo containing the following information and documentation supporting the proxy voting decision:
ª    A list of the issue(s) where our proposed vote is contrary to our stated Policy (director election, cumulative voting, compensation)
ª    A description of any substantive contact with any interested outside party and a proxy voting and governance committee or an AB investment professional that was material to our voting decision. Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, please note as such.
ª    If the Independent Compliance Officer has NOT determined that the proposed vote is reasonable, please explain and indicate what action has been, or will be taken.

AB Conflicts Officer Approval (if necessary. Email approval is acceptable.):	Prepared by:

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Print Name:
AB Conflicts Officer
Date:
Date:

Please return this completed form and all supporting documentation to the Conflicts Officer in the Legal and Compliance Department and keep a copy for your records.

AllianceBernstein L.P.

(Barrow Hanley Global Investors Logo)
Proxy Voting Policy

Barrow Hanley has accepted responsibility to vote proxies for equity securities for its clients who have delegated this responsibility to us, and the Firm’s policy is to vote our clients’ proxies in the best economic interests of our clients, the beneficial owners of the shares. Barrow Hanley has adopted this Proxy Voting Policy, and maintains written procedures for handling research, voting, reporting of proxy votes, and making appropriate disclosures about proxy voting on behalf of our clients.
It is Barrow Hanley’s policy to vote all clients’ proxies the same based on this Proxy Voting Policy and Barrow Hanley’s Proxy Voting Guidelines. If or when additional costs to clients are identified in association with voting the client’s proxy, Barrow Hanley will determine whether such costs exceed the expected economic benefit of voting the proxy and may determine that abstaining from voting is the better action for ERISA Plan clients. However, if/when such voting costs are borne by Barrow Hanley and not by the client, all proxies will be voted for all clients. Barrow Hanley’s Proxy Voting Guidelines provide a framework for assessing proxy proposals. Disclosure information about the Firm’s Proxy Voting is included in Barrow Hanley’s Form ADV Part 2.
To assist in the proxy voting process, at its own expense Barrow Hanley retains the services of Glass Lewis & Co. Glass Lewis provides:
•Research on corporate governance, financial statements, business, legal and accounting risks;
•Proxy voting recommendations, including ESG voting guidelines;
•Portfolio accounting and reconciliation of shareholdings for voting purposes;
•Proxy voting execution, record keeping, and reporting services.
Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee
•Barrow Hanley’s Proxy Oversight Committee is responsible for implementing and monitoring Barrow Hanley’s proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.
•The Proxy Oversight Committee conducts periodic reviews to monitor and ensure that the Firm’s policy is observed, implemented properly, and amended or updated, as appropriate.
•The Proxy Oversight Committee is made up of the CCO, the Responsible Investing Committee Lead, the Head of Investment Operations, the ESG Research Coordinator, and an At-Large Portfolio Manager.

•Proxy Coordinators are assigned from the Investment Operations department.
•Proxy Coordinators review and organize the data and recommendations provided by the proxy service.
•Proxy Coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage.

•Research Analysts review and evaluate proxy proposals and make recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis and are in the best economic interest of the shareholders, our clients.

•Equity Portfolio Managers are members of the Proxy Voting Committee.
•Equity Portfolio Managers vote proxy proposals based on shareholders’ economic interests utilizing the Firm’s Proxy Voting Guidelines, internal research recommendations, and the research from Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to the proxy service provider.
•Proxies for the Diversified Small Cap Value accounts are voted in accordance with the proxy service provider’s recommendations for the following reasons:
◦Investments are based on a quantitative model. Fundamental research is not performed for the holdings.
◦The holding period is too short to justify the time for analysis to vote.
Conflicts of Interest
Potential conflicts may arise when:
•Clients elect to participate in securities lending arrangements; in such cases, the votes follow the shares, and because Barrow Hanley has no information about clients’ shares on loan, the proxies for those shares may not be voted.
•Barrow Hanley invests in equity securities of corporations who are also clients of the Firm; in such cases, Barrow Hanley seeks to mitigate potential conflicts by:
◦Making voting decisions for the benefit of the shareholder(s), our clients;
◦Uniformly voting every proxy based on Barrow Hanley’s internal research and consideration of Glass Lewis’ recommendations; and
◦Documenting the votes of companies who are also clients of the Firm.
•If a material conflict of interest exists, members from the Proxy Voting and Oversight Committees will determine if the affected clients should have an opportunity to vote their proxies themselves, or whether Barrow Hanley will address the specific voting issue through other objective means, such as voting the proxies in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.
Other Policies and Procedures
•Barrow Hanley sends a daily electronic transfer of equity positions to the proxy service provider.
•The proxy service provider identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
•Barrow Hanley sends a proxy report to clients at least annually (or as requested by client), listing the number of shares voted and disclosing how proxies were voted.
•Voting records are retained on the network, which is backed up daily. The proxy service provider retains records for seven years.
•Barrow Hanley’s Proxy Voting Guidelines are available upon request by calling: (214) 665-1900, or by e-mailing: clientservices@barrowhanley.com.
BARROW, HANLEY, MEWHINNEY
& STRAUSS, LLC

•Proxy coordinators retain the following proxy records for at least seven years:
◦These policies and procedures and any amendments;
◦Proxy statements received regarding our clients’ securities;
◦A record of each proxy voted;
◦Proxy voting reports that are sent to clients annually;
◦Any document Barrow Hanley created that was material to making a decision on how to vote proxies, or that memorializes that decision; and
◦Records of any client’s request for proxy voting information.
Clients may elect to participate in securities lending programs through their custodial bank. Typically, Barrow Hanley is not notified of shares on loan, and whether shares are loaned is not considered when our Portfolio Manager’s make and implement investment selection. When we determine a proxy voting issue to be of material significance, Barrow Hanley makes a best-efforts attempt to alert clients and their custodial bank to recall shares from loan so that we can vote the proxies. In this context, Barrow Hanley defines material significance to be any proxy issue deemed by our investment team to have significant economic impact or likely cause a market movement. The ultimate decision on whether or not to recall shares is the responsibility of the client.

Voting Debt and/or Bank Loan Securities
Barrow Hanley has the responsibility to vote proxies and related interests for its clients who have delegated this responsibility to the Firm, which may include voting on proposals, amendments, consents, or resolutions solicited by or in respect to the issuers of securities, including Bank Loan debt instruments. Barrow Hanley votes proxies and related interests in the best interest of the securities’ owners, its clients.
Exceptions
Limited exceptions may be permitted based on a client’s circumstances, such as foreign regulations that create a conflict with U.S. practices, expenses to facilitate voting when the costs outweigh the benefit of voting the proxies, or other circumstances.

BARROW, HANLEY, MEWHINNEY
& STRAUSS, LLC

BlackRock
Investment
Stewardship

Global Principles

Effective as of January 2022

BlackRock

Contents

Introduction to BlackRock	3
Philosophy on investment stewardship	3
Key themes	4
Boards and directors	5
Auditors and audit-realted issues	6
Capital structure, mergers, asset sales and other special transactions	7
Compensation and benefits	8
Environmental and social issues	8
General corporate governance matters and shareholder protections	10
Shareholder proposals	10
BlackRock’s oversight of our investment stewardship activities	11
Vote execution	12
Conflicts management policies and procedures	12
Securities Lending	13
Voting guidelines	14
Reporting and vote transparency	14

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

BlackRock Investment Stewardship Global Principals 2

Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers and other financial institutions, as well as individuals around the world. As part of our fiduciary duty to our clients, we have determined that it is generally in the best long-term interest of our clients to promote sound corporate governance through voting as an informed, engaged shareholder. At BlackRock, this is the responsibility of the Investment Stewardship Team.

Philosophy on investment stewardship
Companies are responsible for ensuring they have appropriate governance structures to serve the interests of shareholders and other key stakeholders. We believe that there are certain fundamental rights attached to shareholding. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ best interests to create sustainable value. Shareholders should have the right to vote to elect, remove and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws. Shareholders should be able to vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure. In order to make informed decisions, we believe that shareholders have the right to sufficient and timely information.In addition, shareholder voting rights should be proportionate to their economic ownership—the principle of “one share, one vote” helps achieve this balance.

Consistent with these shareholder rights, we believe BlackRock has a responsibility to monitor and provide feedback to companies, in our role as stewards of our clients' investments. Investment Stewardship is how we use our voice as an investor to promote sound corporate governance and business practices to help maximize long- term shareholder value for our clients, the vast majority of whom are investing for long-term goals such as retirement. BlackRock Investment Stewardship ("BIS") does this through engagement with management teams and/or board members on material business issues including but not limited to environmental, social and governance ("ESG") matters, and for those who have given us authority, through voting proxies in their best long-term economic interests. We also participate in the public diologue to help shape global norms and industry standards with the goal of a policy framework consistent with our clients' interests as long-term shareholders.
BlackRock looks to companies to provide timely, accurate, and comprehensive disclosure on all material governance and business matters, including ESG-related issues. This transparency allows shareholders to appropriately understand and assess how relevant risks and opportunities are being effectively identified and managed. Where company reporting and disclosure is inadequate or we believe the approach taken is inconsistent with sustainable long-term value creation, we will engage with a company and/or vote in manner to encourages progress.

BlackRock views engagement as an important activity; engagement provides us with the opportunity to improve our understanding of the business and risks and opportunities that are material to the companies in which our clients invest, including those related to ESG. Engagement also informs our voting decisions. As long-term investors on behalf of clients, we seek to have regular and continuing dialogue with executives and board directors to advance sound governance and sustainable business practices, as well as to understand the effectiveness of the company’s management and oversight of material issues. Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where we believe they could be enhanced. Similarly, it provides us an opportunity to hear directly from company boards and management on how they believe their actions are aligned with sustainable, long-term value creations. We primarily engage through direct dialogue but may use other tools such as written correspondence to share our perspectives.

We generally vote in support of management and boards that demonstrate an approach consistent with creating sustainable long-term value. If we have concerns about a company’s approach, we may choose to explain our expectation to the company's board and management. Following our engagement, we may signal through our voting that have outstanding concerns. We apply our regional proxy voting guidelines to achieve the outcome we believe is most aligned with our clients’ long-term economic interests.

Key themes
We recognize that accepted standards and norms of corporate governance can differ between markets. However, we

BlackRock Investment Stewardship Global Principals 3

believe there are certain fundamental elements of governance practice that are intrinsic globally to a company's ability to create long-term value. This set of global themes are set in the this overarching set of principles (the “Principles”) which are anchored in transparency and accountability. At a minimum, we believe companies should observe the accepted corporate governance standards in their domestic market and ask that if they do not, they explain why not doing so supports sustainable long-term value creation.

These Principles cover seven key themes:

•Boards and directors
•Auditors and audit-related issues
•Capital structure, mergers, asset sales and other special transactions
•Compensation and benefits
•Environmental and social issues
•General corporate governance matters and shareholder protections
•Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to specific ballot items for shareholder meetings.
Boards and directors
Our primary focus is on the performance of the board of directors. The performance of the board is critical to the economic success of the company and the protection of shareholders’ interests. As part of their responsibilities, board members owe fiduciary duties to shareholders in overseeing the strategic direction and operation of the company. For this reason, BIS sees engaging with and the election of directors as one of our most important and impactful responsibilities in the proxy voting context.
We support boards whose approach is consistent with creating sustainable long-term value. This includes the effective management of strategic, operational, Financial, and material ESG factors and the consideration of key stakeholder interests. The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategic aims. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose. Disclosure of material issues that affect the company’s long- term strategy and value creation, including material ESG factors, is essential for shareholders to be able to appropriately understand and assess how risks are effectively identified, managed, and mitigated.

Where a company has not adequately disclosed and demonstrated it has fulled these responsibilities, we will consider voting against the re-election of directors whom we consider having particular responsibility for the issue. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration our assessment of their governance, business practices that support sustainable, long-term value creation, and performance. In serving the interests of shareholders, the responsibility of the board of directors includes, but is not limited to, the following:

•Establishing an appropriate corporate governance structure
•Supporting and overseeing management in setting long-term strategic goals, and applicable measures of value-creation and milestones that will demonstrate progress, and taking steps to address anticipated or actual obstacles to success
•Providing oversight on the identification and management of material, business operational and sustainability-related risks
•Overseeing the financial resilience of the company, ensuring the integrity of financial statements, and the robustness

BlackRock Investment Stewardship Global Principals 4

of a company's Enterprise Risk Management1 framework
•Making decisions on matters that require independent evaluation which may include mergers, acquisitions and dispositions, activist situations or other similar cases.
•Establishing appropriate executive compensation structures
•Addressing business issues, including environmental and social risks and opportunities, when they have the potential to materially impact the company's long-term value.

There should be clear definitions of the role of the board, the committees of the board and senior management. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the best interests of all shareholders. We will seek to engage with the appropriate directors where we have concerns about the performance of the company, board, or individual directors and may signal outstanding concerns in our voting.

Regular accountability
BlackRock believes that directors should stand for re-election on a regular basis, ideally annually. In our experience, annual re-elections allow shareholders to reaffirm their support for board members or hold them accountable for their decisions in a timely manner. When board members are not re-elected annually, we believe it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for re-election at each annual general meeting.

Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect the evolution of the company’s strategy and the market environment. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and in a manner that supports both continuity and appropriate succession planning. We consider the average overall tenure of the board, where we are seeking a balance between the knowledge and experience of longer-serving members and the fresh perspectives of newer members.We expect companies to keep under regular review the effectiveness of their board (including its size), and assess directors nominated for election or re-election in the context of the composition of the board as a whole. This assessment should consider a number of factors, including the potential need to address gaps in skills, experience, diversity, and independence.

When nominating new directors to the board, we ask that there is sufficient information on the individual candidates so that shareholders can assess the suitability of each individual nominee and the overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board aligns with the company’s long-term strategy and business model. We are interested in diversity in the board room as a means to promoting diversity of thought and avoiding ‘group think’. We ask boards to disclose how diversity is considered in board composition, including demographic characteristics such as gender, race/ethnicity and age; as well as professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location.

We assess a board’s diversity in the context of a company’s domicile, business model and strategy. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We believe boards shouldaspire to meaningful diversity of membership, at least consistent with local regulatory requirements and best practices, while recognizing that building a strong, diverse board can take time...This position is based on our view that diversity of perspective and thought – in the board room, in the management team and throughout the company – leads to better long term economic outcomes for companies. Academic research already reveals correlations between specific dimensions of diversity and effects on decision-making processes and outcomes2 . In our experience, greater diversity in the board room contributes to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the
1 Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy settingggand across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY).
2 For example, the role of gender diversity on team cohesion and participative communication is explored by: Post, C., 2015, When is female leadership an advantage? Coordination requirements, team cohesion, and team interaction norms, Journal of Organizational Behavior, 36, 1153-1175. http://dx.doi.org/10.1002/job.2031.

BlackRock Investment Stewardship Global Principals 5

board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that more closely reflect and resonate with the customers and communities they serve.

We expect there to be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management.
Common impediments to independence may include but are not limited to:

•Current or recent employment at the company or a subsidiary
•Being, or representing, a shareholder with a substantial shareholding in the company
•Having any other interest, business or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and its shareholders.
BlackRock believes that boards are most effective at overseeing and advising management when there is a senior independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent participation in board deliberations. The lead independent director or another appropriate director should be available to shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
Sufficient capacity

As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important directors have the capacity to meet all of their responsibilities - including when thereare unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.

Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we expect increased scrutiny of the assumptions underlying financial reports, particularly those that pertain to the impact of the transition to a low carbon economy on a company’s business model and asset mix.
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and non-financial information, internal control frameworks, and in the absence of a dedicated risk committee, Enterprise Risk Management systems. BlackRock believes that effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight.
We take particular note of critical accounting matters, cases involving significant financial restatements or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the

BlackRock Investment Stewardship Global Principals 6

remediation of Key and Critical Audit Matters identified either by the external auditor or Internal Audit function.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-termo perational risk management practices and, more broadly, the quality of the board’s oversight. The audit committee or equivalent, or a dedicated risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent accountants, and management’s steps to address them. In the absence of robust disclosures, we may reasonably conclude that companies are not adequately managing risk.

Capital structure, mergers, asset sales and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership. We believe strongly in one vote for one share as a guiding principle that supports effective corporate governance. Shareholders, as the residual claimants, have the strongest interest in protecting company value, and voting power should match economic exposure.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflict of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. We believe that such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executives’ and/or board members’ financial interests in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors, and ideally, the terms also have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We expect any so-called ‘shareholder rights plans’ proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.

BlackRock Investment Stewardship Global Principals 7

Compensation and benefits
BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately consider the specific circumstances of the company and the key individuals the board is trying to incentivize. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with company’s strategy and business model. BIS does not have a position on the use of ESG-related criteria, but believes that where companies choose to include them, they should be as rigorous as other financial or operational targets. Long-term incentive plans should vest over timeframes aligned with the delivery of long-term shareholder value. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable in light of market practice...We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned a rigorous measure of out performance. We encourage companies to clearly explain how compensation outcomes have rewarded out performance against peer firms. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to forgo rewards when they are not justified by actual performance and/or when compensation was based on faulty financial reporting or deceptive business practices. We also favor recoupment from any senior executive whose behavior caused aterial financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results...Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We may vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Environmental and social issues
We believe that well-managed companies will deal effectively with material environmental and social (“E&S”) factors relevant to their businesses. Governance is the core structure by which boards can oversee the creation of sustainable, long-used by the compensation committee, we expect disclosure relating to how and why the discretion was used, and further, how term value. Appropriate risk oversight of E&S considerations stems from this construct.

Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material E&S risks and opportunities. Given the increased understanding of material sustainability risks and opportunities, and the need for better information to assess them, BlackRock will advocate for continued improvement in companies’ reporting, where necessary, and will express any concerns through our voting where a company’s actions or disclosures are inadequate.

BlackRock encourages companies to use the framework developed by the Task Force on Climate-related Financial Disclosures (TCFD) to disclose their approach to ensuring they have a sustainable business model and to supplement that disclosure with industry-specific metrics such as those identified by the Sustainability Accounting Standards Board (SASB)3. While the TCFD framework was developed to support climate-related risk disclosure, the four pillars of the TCFD - Governance, Strategy, Risk Management, and Metrics and Targets-are a useful way for companies to disclose how they identify, assess, manage, and oversee a variety of sustainability-related risks and opportunities. SASB’s industry-specific guidance (as identified in its materiality map) is beneficial in helping companies identify key performance indicators (KPIs) across various dimensions of sustainability that are considered to be financially material and decision-useful within their industry. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of private standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
3 The International Financial Reporting Standards (IFRS) Foundation announced in November 2021 the formation of an International Sustainability Standards Board (ISSB) to develop a comprehensive global baseline of high-quality sustainability disclosure standards to meet investors’ information needs. The IFRS Foundation plans to complete consolidation of the Climate Disclosure Standards Board (CDSB—an initiative of CDP) and the Value Reporting Foundation (VRF—which houses the Integrated Reporting Framework and the SASB Standards) by June 2022.

BlackRock Investment Stewardship Global Principals 8

Companies may also adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry-specific initiatives on managing specific operational risks may be useful. Companies should disclose any global standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices

Climate risk

BlackRock believes that climate change has become a defining factor in companies’ long-term prospects. We ask every company to help its investors understand how it may be impacted by climate-related risk and opportunities, and how these factors are considered within their strategy in a manner consistent with the company’s business model and sector. Specifically, we ask companies to articulate how their business model is aligned to a scenario in which global warming is limited to well below 2°C, moving towards global net zero emissions by 2050.

In Stewardship, we understand that climate change can be very challenging form any companies, as they seek to drive long-term value by mitigating risks and capturing opportunities. A growing number of companies, financial institutions, as well as governments, have committed to advancing net zero. There is growing consensus that companies can benefit from the more favorable macro-economic environment under an orderly, timely and just transition to net zero4. Many companies are asking what their role should be in contributing to a just transition – in ensuring a reliable energy supply and protecting the most vulnerable from energy price shocks and economic dislocation. They are also seeking more clarity as to the public policy path that will help align greenhouse gas reduction actions with commitments...In this context, we ask companies to disclose a business plan for how they intend to deliver long-term financial performance through the transition to global net zero, consistent with their business model and sector. We encourage companies to demonstrate that their plans are resilient under likely decarbonization pathways, and the global aspirations to limit warming to 1.5°C5. We also encourage companies to disclose how considerations related to having a reliable energy supply and just transition affect their plans.

We look to companies to set short-, medium- and long-termscience-based targets, where available for their sector, for greenhouse gas reductions and to demonstrate how their targets are consistent with the long-term economic interests of their shareholders. Companies have an opportunity to use and contribute to the development of alternative energy sources and low-carbon transition technologies that will be essential to reaching net zero. We also recognize that some continued investment is required to maintain a reliable, affordable supply of fossil fuels during the transition. We ask companies to disclose how their capital allocation across alternatives, transition technologies, and fossil fuel production is consistent with their strategy and their emissions reduction targets.

Key stakeholder interests

We believe that, to advance long-term shareholders’ interests,companies should consider the interests of their key stakeholders. It is for each company to determine its key stakeholders based on what is material to its business, but they are likely to include employees, business partners (such as suppliers and distributors), clients and consumers, government, and the communities in which they operate.

Considering the interests of key stakeholders recognizes the collective nature of long-term value creation and the extent to which each company’s prospects for growth are tied to its ability to foster strong sustainable relationships with and support from those stakeholders. Companies should articulate how they address adverse impacts that could arise from their business practices and affect critical business relationships with their stakeholders. We expect companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. The maintenance of trust within these relationships can be equated with a company’s long-term success.

4 For example, BlackRock’s Capital Markets Assumptions anticipate 25 points of cumulative economic gains over a 20-year period in an orderly transition as compared to the alternative. This better macro environment will support better economic growth, financial stability, job growth, productivity, as well as ecosystem stability and health outcomes.
5 The global aspiration is reflective of aggregated efforts; companies in developed and emerging markets are not equally equipped to transition their business and reduce emissions at the same rate—those in developed markets with the largest market capitalization are better positioned to adapt their business models at an accelerated pace. Government policy and regional targets may be reflective of these realities.

BlackRock Investment Stewardship Global Principals 9

To ensure transparency and accountability, companies should disclose how they have identified their key stakeholders and considered their interests in business decision-making, demonstrating the applicable governance, strategy, risk management, and metrics and targets. This approach should be overseen by the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

General corporate governance matters and shareholder protections
BlackRock believes that shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess whether their economic interests have been protected and the quality of the board’s oversight of management. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.
Corporate Form
We believe it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model6. Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.
Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of E&S risks.

BlackRock is subject to certain requirements under antitrust law in the United States that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. As noted above, we can vote on proposals put forth by others...When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term value creation. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which we believe it should be addressed. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the issuer.

Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term value creation, we will lookto the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and / or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly constraining on management. Alternatively, or in addition, we may vote against the re-election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate progress.

6 Corporate form refers to the legal structure by which a business is organized.

BlackRock Investment Stewardship Global Principals 10

BlackRock’s oversight of its investment stewardship activities
 Oversight
We hold ourselves to a very high standard in our investment stewardship activities, including proxy voting. To meet this standard, BIS is comprised of BlackRock employees who do not have other responsibilities other than their roles in BIS. BIS is considered an investment function.
BlackRock maintains three regional advisory committees (“Stewardship Advisory Committees”) for (a) the Americas; (b) Europe, the Middle East and Africa (“EMEA”); and (c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS proxy voting guidelines covering markets within each respective region (“Guidelines”). The advisory committees do not determine voting decisions, which are the responsibility of BIS...In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (“Global Committee”) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (“Global Head”), and other senior executives with relevant experience and team oversight. The Global Oversight Committee does not determine voting decisions, which are the responsibility of BIS.
The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the a reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the BIS corporate governance engagement program and the Guidelines.
BIS carries out engagement with companies, monitors and executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.

BlackRock Investment Stewardship Global Principals 11

Vote execution
We carefully consider proxies submitted to funds and other fiduciary account(s) (“Fund” or “Funds”) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the best long-term economic interests of our clients as shareholders, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures”, below).
When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund's portfolio managers and/or BIS based on their assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; (vi) regulatory constraints; and (vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share- blocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the best interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share- blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time ,reach differing views on how best to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are frequently cast in a uniform manner.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
•BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
•BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
•Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
•Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
•BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock

BlackRock Investment Stewardship Global Principals 12

BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
•Adopted the Guidelines which are designed to advance our clients' interests in the companies in which BlackRock invests on behalf of clients.
•Established a reporting structure that separates BIS from employees with sales, vendor management or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including but not limited to our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met.
•Determined to engage, in certain instances, an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent fiduciary provides BlackRock’s proxy voting agent with instructions, in accordance with the Guidelines, as to how to vote such proxies, and BlackRock’s proxy voting agent votes the proxy in accordance with the independent fiduciary’s determination. BlackRock uses an independent fiduciary to vote proxies of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent fiduciary to vote proxies of:
i.public companies that include BlackRock employees on their boards of directors,
ii.public companies of which a BlackRock, Inc. board member serves as a senior executive, or a member of the board of directors
iii.public companies that are the subject of certain transactions involving BlackRock Funds,
iv.public companies that are joint venture partners with BlackRock, and
v.public companies when legal or regulatory requirements compel BlackRock to use an independent fiduciary.

In selecting an independent fiduciary, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and vote in the best economic interest of our clients, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned votes in a timely manner. We may engage more than one independent fiduciary, in part in order to mitigate potential or perceived conflicts of interest at an independent fiduciary. The Global Committee appoints and reviews the performance of the independent fiduciaries, generally on an annual basis.

Securities lending

When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns for a fund, while allowing fund providers to keep fund expenses lower.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is informed by our fiduciary responsibility to act in our clients’ best interests. In most cases, BlackRock anticipates that the potential long-term value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in its independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.

The decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term value to clients of voting those securities (based on the information available at the time of recall

BlackRock Investment Stewardship Global Principals 13

consideration)7. BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.

Voting guidelines

The issue-specific Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting and vote transparency

We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website( https://www.blackrock.com/corporate/about-us/investment-stewardship). Each year we publish an annual report that provides a global overview of our investment stewardship engagement and voting activities. Additionally, we make public our market- specific voting guidelines for the benefit of clients and companies with whom we engage. We also publish commentaries to share our perspective on market developments and emerging key themes.

At a more granular level, we publish quarterly our vote record for each company that held a shareholder meeting during the period, showing how we voted on each proposal and explaining any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.

In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business models that support long-term sustainable value creation...

This document is provided for information purposes only and is subject to change. Reliance upon this information is at
7 Recalling securities on loan can be impacted by the timing of record dates. In the United States, for example, the record dat e of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote o n matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

BlackRock Investment Stewardship Global Principals 14

Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com
This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.
Prepared by BlackRock, Inc. ©2022 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

BlackRock Investment Stewardship Global Principals 15

B BrownADVISORY
Thoughtful Investing. (Logo)

Proxy Voting Policy on Securities

The information contained herein is the property of Brown Advisory and may not be disclosed in whole or part to anyone outside the firm without the prior approval of Compliance.

PROXY VOTING POLICY ON SECURITIES
The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions.1 In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities. These votes are informed by both financial and extra-financial data, including material ESG factors.

Clients may, at any time, opt to change their proxy voting authorization. Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will have the client account removed from omnibus voting and have the proxy setting updated accordingly. This update at the custodian routes all ballots and annual reports to the legal address on record of the account holder.

To facilitate the proxy voting process, the firm has engaged Institutional Shareholder Services Inc. (“ISS”), an unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the firm subscribes to ISS’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes. However, securities held within institutional equity strategies are voted on a case-by-case basis, meaning, we do not rely exclusively on the proxy policy, and complement our proxy provider’s research with our own proprietary research to arrive at independent decisions, when needed. The firm will regularly review our relationship with ISS in order to assess its capacity and competency to provide services to the firm and to review certain of its significant policies and procedures, including those governing conflicts of interests, error identification and correction and processes to evaluate additional information received during the proxy process.

On a regular basis, a list of upcoming proxies issued for companies held within the institutional strategies are provided to the institutional portfolio managers. Except in situations identified as presenting material conflicts of interest, the institutional portfolio manager responsible for the institutional strategy that holds the security may make the final voting decision based on a variety of considerations. In circumstances where the securities are not held within an institutional strategy, proxies will be voted according to Brown Advisory’s policy, unless the client-specific guidelines provided by Brown Advisory to ISS specify otherwise. Generally, Brown Advisory’s proxy voting philosophy is aligned with ISS recommendations.

In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal related to holdings in the firm’s institutional strategies on its own merits and an independent determination is made based on the relevant facts and circumstances, including both fundamental and ESG factors. Proxy proposals include a wide range of routine and non-routine matters. The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters.

Voting preferences of clients may differ based on their values. The firm seeks to provide clients with the opportunity to have proxies voted in line with these values. From time to time, clients may prefer
1 The firm votes proxies on behalf of separate account clients, firm-managed mutual funds, private funds and pooled investment vehicles that hold publicly-traded equity securities and, where applicable, employee benefit plan participants and beneficiaries.
Brown Advisory

to select alternative voting guidelines that better align with their values. In these cases, the firm will work with ISS to identify an appropriate alternative policy. Where no appropriate alternative policy is available, the firm will endeavor to work with the client to set up appropriate guidelines and procedures to vote case-by-case

Proxy Voting Principles for Securities Held within our Institutional Strategies
•The following principles serve as a foundation of our approach to proxy voting for securities held within our institutional strategies. For these securities, Brown Advisory’s equity research team has researched the company and generally is well-informed of any issues material to the company’s business model and practices. As such, we believe we are in a position to engage with companies on these issues both through proxy voting and other engagement practices. Proxy voting is a democratic process that offers shareholders the opportunity to have their voice heard and express their sentiment as owners. For this reason, we believe that the rights of shareholders with regard to these resolutions should be protected by regulators to ensure that investors’ perspectives can always be heard in a public forum. We seek to participate in industry-wide activities that express support for these rights, such as sign-on letters and other initiatives to communicate views to the SEC, FINRA and other regulatory bodies.

•Proxy voting is our fiduciary duty. We hold ourselves responsible for aligning our investment decision-making process and our proxy voting, in order to be consistent about what we seek from companies we hold in our institutional portfolios. We seek investments that are building and protecting long-term shareholder value, and we believe this is reflected in all of our proxy voting decisions. Responsible management of ESG issues is one input to achieving long-term shareholder value, and as such, we are likely to support those shareholder proposals that encourage company action on what we believe are material ESG risks or opportunities.
•Transparency is essential: Brown Advisory is committed to providing proxy reporting and standardized disclosure of our voting history, as well as publishing N-PX filings for our mutual funds as required by law. Transparency is an important step in helping our clients evaluate whether we uphold our stated principles within our Sustainable and ESG strategies.
•Bottom-up due diligence should inform voting decisions: We review each proposal that comes up for vote. Our analysts seek to dive below the surface and fully understand the implications of especially complex and material proposals. The recommendations of our proxy voting partner, ISS, are taken into consideration but do not determine our final decisions.
•Collaboration with other stakeholders can inform our voting choice and amplify the signal of our vote: We collaborate on voting research, through dialogue between our analysts and portfolio managers. Where additive and practicable, we also collaborate with external stakeholders including company management, ISS, issue experts, ESG research networks and other stakeholders. We believe this collaboration leads to better-informed decisions, and in certain instances, collaboration can help to send a stronger message to a company about how the investment community views a given issue.
•Proxy voting can be a part of a larger program to encourage positive changes: Proxy voting is just one way to communicate with companies on risks and opportunities. To complement our proxy voting process, and sometimes as result of it, our investment team might choose to pursue an extended engagement with a company as it relates to any
Brown Advisory

information found during the due-diligence process for determining the vote.

Institutional Proxy Voting Process

•Proxy voting for our institutional investment strategies is overseen by a Proxy Voting Committee made up of equity research analysts, ESG research analysts, trading operations team members, the Head of Sustainable Investing, our Director of Equity Research and our General Counsel (among others).
•The Committee is responsible for overseeing the proxy voting process. Responsibility for determining how a vote is cast, however, rests with our investment and ESG research teams and, ultimately, with the portfolio managers for each Brown Advisory equity investment strategy. While we use the recommendations of ISS as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.
•Our customized Proxy Voting Policy, developed in consultation with ISS, is reviewed each year and aims to reflect our fundamental and ESG thinking, so as to achieve as much alignment between recommendations and execution as possible, while still enabling our case-by-case approach.
•A 30-day outlook of upcoming proposals is circulated to our full equity investment research team each week. Fundamental analysts guide vote recommendations on management proposals, and ESG analysts guide vote recommendations on shareholder proposals, with both groups working together to think through the relevant issues.
•Proposals may require additional due diligence and benefit from collaborative investigation, and this is determined on a case-by-case basis. Where necessary, our analysts will conduct research on each proposal, which may include information contained in public filings, policy recommendations and management conversations. When additional proxy materials become available after a voting determination is made, we will seek to consider such filings when they are made sufficiently in advance and where we believe such information would reasonably be expected to affect our voting determination. To enhance our analysis, we may collaborate with our internal and external networks, the resolution filer and/or associated coalition, ISS analysts about their recommendation, the company itself and relevant industry experts. If our additional due diligence uncovers factual errors, incompleteness or inaccuracies in the analysis or recommendation underpinning our vote, the firm will bring this to the attention of ISS.
•The majority of voting recommendations are in line with our Proxy Voting Policy, and in these cases the vote is automatically cast accordingly.
•When our recommendation diverges from the Policy, the responsible analyst will contact the portfolio managers who own the name and who have final decision-making power. In most cases, the portfolio managers agree with the analyst’s recommendation, in rare cases they may overrule. In either case, the final recommendation is provided to Brown Advisory’s operations team, which documents the rationale for the vote and ensures vote execution. All votes cast against policy require approval from the firm’s General Counsel.
•In the event that portfolio managers of different strategies disagree on the vote recommendation for a name they all own, a split vote may be conducted. In general, this disagreement is due to portfolio managers having unique views on an issue. A split vote divides all of the company’s shares held by Brown Advisory and splits the vote in accordance with the strategy’s share ownership to reflect the individual preferences of
Brown Advisory

each strategy’s portfolio manager(s). Split votes trigger a review from the Proxy Voting Committee, and such votes must be approved by the firm’s General Counsel.

Advisory Client Voting Process

•Proxy voting for our Advisory clients is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged.
•Unless otherwise agreed with a client, Brown Advisory’s Proxy Voting Policy is assigned by default to our Advisory client accounts.
•The following exceptions can apply to standard voting for the Advisory clients:
◦Client Directed – A client will always retain her or his authority to request verbally and confirm in writing their request to:
▪Attend a meeting and vote
▪Vote in line with account owner request
▪Request a take no action or abstention
◦No Voting – A client, during on-boarding, will have the ability to request accounts to be set to have voting ballots mailed directly to the account owner’s address.
◦Holdings in Mutual Funds – All holdings owned by our Advisory client base also held in our mutual fund complexes may be overseen and governed by the voting practices detailed in the Institutional section.
◦Client Specific Guidelines – Whereas we have a standard policy default, we have the capability to provide our Advisory clients with the option to customize their voting preferences. Should a client desire a customized approach, the Brown Advisory client team will work directly with the client, Brown Advisory Operations, and ISS to establish and implement client-specific guidelines.
•The following voting practices are applied to separately managed portfolios:
◦Brown Advisory’s institutional strategies held in a separately managed account (SMA) – Holdings within Brown Advisory SMAs are overseen and governed by the Proxy Voting Committee and follow all protocols detailed in the Institutional section.
◦Externally managed strategies held in a SMA – Holdings within an externally managed strategy held as a SMA are set up with the delegated and/or appointed manager for voting. In other terms, Brown Advisory yields voting authority to the appointed manager.
•Please note the following voting practices are applied to corporate action events whereby the voting matter has a direct financial impact on the Advisory client account holder:
◦Such corporate action events with a direct financial impact on the Advisory client account holder will default to a case-by-case determination within our voting platform at ISS.
◦Customized reporting and service alerts will be distributed to our Proxy Voting Operations team.
◦The Proxy Voting Operations team will identify the account holders and Portfolio Management teams to take action on the event. A request with supporting detail and documentation will be sent to the Portfolio Management team to review and provide the voting recommendation.
•When appropriate, our Portfolio Management team may engage the client on specific events, to discuss a proposed action.

Brown Advisory

General Positions
Below is a summary of Brown Advisory’s general positions for voting on common proxy questions when Brown Advisory is authorized to vote shares at its discretion rather than by a client’s specific guidelines. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.

Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. Furthermore, Brown Advisory runs concentrated equity portfolios which we believe generally results in holding high quality companies that have strong and trustworthy management teams. This quality bias results in our portfolio managers generally supporting management proposals. Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management. The firm will not support proxy proposals or positions that it believes compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.

Election of Directors.
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons may include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.
The firm seeks to support independent boards of directors comprised of members with diverse backgrounds (including gender and race), a breadth and depth of relevant experience (including sustainability), and a track record of positive, long-term performance. The firm may vote against any boards that do not have the following levels of diversity (i.e. directors who are women or other underrepresented groups):
◦For boards consisting of six or fewer directors, the firm may vote against the Nominating Committee Chair where the board does not have one diverse director by 2022, and two diverse directors by 2024.
◦For boards consisting of more than six directors, the firm may vote against the Nominating Committee Chair where the board does not have 20% diverse board members by 2022, and 30% diverse directors by 2024.

In cases where the Nominating Committee Chair is not up for re-election, the firm may vote against other board members including the Chair of the board

Separation of the roles of Chairman and CEO is generally supported, but the firm will not typically vote against a CEO who serves as chairman or director. In the absence of an independent chairman, however, the firm generally supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.

Brown Advisory

The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the firm believes that the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.

Appointment and Rotation of Auditors

Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there appears to be a hindrance on auditor independence, intentional accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for voluntary auditor rotation with reasonable frequency and/or rationale.

Changes in State of Incorporation or Capital Structure

Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The firm will generally vote against reincorporation where it believes the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company’s place of incorporation generally will only be supported in exceptional circumstances.

Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.

Corporate Restructurings, Mergers and Acquisitions

These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

Proposals Affecting Shareholder Rights

The firm generally favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.
Brown Advisory

Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.

Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm generally supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan). In certain circumstances, the firm may support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision. The firm generally supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.

Shareholder Action

The firm generally supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders requesting such a meeting. The firm believes that best practice for a minimum threshold of shareholders required to call a special meeting is generally considered to be between 20- 25%, however the firm assesses this on a company-by-company basis. Proposals that allow shareholders to act by written consent are also generally supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting. The firm believes that best practice for a minimum threshold of shareholders required to act by written consent is generally considered to be between 20-25%, however the firm assesses this on a company-by-company basis. In order to assess the appropriateness of special meeting and written consent provisions the firm would, for example, consider the make-up of the existing investor base/ownership, to determine whether a small number of investors could easily achieve the required threshold, as well as what other mechanisms or governance provisions already exist for shareholders to access management.

Proxy Access

The firm believes that shareholders should, under reasonable conditions, have the right to nominate directors of a company. The firm believes that it is generally in the best interest of shareholders for companies to provide shareholders with reasonable opportunity to exercise this right, while also ensuring that short-term investors or investors without substantial investment in the company cannot abuse this right. In general, we believe that the appropriate threshold for proxy access should permit up to 20 shareholders that collectively own 3% or more of the company’s outstanding shares for 3 or more years to nominate the greater of 2 directors or 20% of the board’s directors, however the firm assesses this on a case-by-case basis.

Executive Compensation.

Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests
Brown Advisory

of management and shareholders are properly aligned. This alignment includes assessing whether compensation is tied to both ESG and financial KPIs. Share count and voting power dilution should be limited.

The firm generally favors the grant of restricted stock units (RSU) to executives, since RSUs are an important component of compensation packages that link executives’ compensation with their performance and that of the company. The firm typically opposes caps on executive stock RSUs, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value. The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.

Proposals to reprice or exchange RSUs are reviewed on a case-by-case basis, but are generally opposed. The firm generally will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.

Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.

The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say- on-pay proposal. The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.

Environmental, Social and Governance Issues

Shareholder proposals regarding environmental, social and governance issues, in general, are supported, especially when they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer. The environmental, social and governance proposals we generally support often result in increased reporting and disclosure, which deepens our understanding of the risks and opportunities pertaining to a specific company. Although policy decisions are typically better left to management and the board, in cases where the firm believes a company has not adequately mitigated significant ESG risks, the firm may vote against directors.
Brown Advisory broadly supports proposals that encourage the following considerations that we believe are in the best long-term economic interest of our clients:

Environment
•Climate change and emissions reporting, goal setting, and action
•Water quality, accessibility, and management
•Responsible and effective waste management
•Energy efficiency and renewable, lower-carbon energy sourcing
Brown Advisory

Social
•Social justice
•Human rights and responsible labor management
•Data privacy and AI ethics

Governance
•Executive compensation measures that are linked to ESG metrics
•Diverse and inclusive board composition
•Transparency with regard to political spending

International Proxy Proposals

For actively recommended issuers domiciled outside the United States, the firm may follow ISS’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.

Conflicts of Interest

A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does a material amount of business with, receives material compensation from, or sits on the board of, a particular issuer or closely affiliated entity and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in a manner the firm believes is in the best interest of the client.

The firm should vote proxies relating to such issuers in accordance with the following procedures:

Routine Matters and Immaterial Conflicts
The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee based upon an assessment of the particular facts and circumstances.

Material Conflicts and Non-Routine Matters

If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non- routine or is not covered by this Policy, then to avoid any potential conflict of interest:
Brown Advisory

•in the case of a Fund, the firm shall contact the Fund board for a review and determination;
•in the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; or
•in cases when echo voting is not possible, the firm may defer to ISS recommendations, abstain or vote in a manner the firm, in consultation with the General Counsel, believes to be in the best interest of the client.

If the aforementioned options would not address or ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.

Abstention

In recognition of its fiduciary obligations, the firm generally endeavors to vote the proxies it receives. However, the firm may abstain from voting proxies in certain circumstances. For example, the firm may determine that abstaining from voting is appropriate if voting is not in the best interest of the client. In addition to abstentions due to material conflicts of interest, situations in which we would not vote proxies might include:
•Circumstances where the cost of voting the proxy exceeds the expected benefits to the client
•Circumstances where there are significant impediments to an efficient voting process, including with respect to non-US issuers where the vote requires translations or other burdensome conditions
•Circumstances where the vote would not reasonably be expected to have a material effect on the value of the client’s investment.

Client Specific Guidelines

From time to time, clients may prefer to elect alternative voting guidelines in cases where the guidelines previously outlined in this document do not align with the client’s investment or value objectives. The firm seeks to provide clients with the opportunity to have proxies voted in line with their values and objectives. Where a client desires to elect alternative voting guidelines, the firm will work with the client and ISS to identify appropriate alternative voting guidelines. Where no appropriate pre-defined alternative guidelines are available, the firm will endeavor to work with the client to define and set up guidelines to vote proxies on a case-by-case basis. If the firm has not previously implemented the alternative guidelines, members of the firm’s proxy voting committee will review the policy to ensure alignment with our fiduciary duty. The firm may recommend a departure from specific aspects of the selected policy’s guidelines when it deems such a departure to be in the client’s best interest.
Brown Advisory

CAUSEWAY CAPITAL MANAGEMENT LLC
PROXY VOTING POLICIES AND PROCEDURES

Overview
As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by investment vehicles managed and sponsored by Causeway, and institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.
Proxies are voted solely in what Causeway believes is the best interests of the client, a fund’s shareholders or, where employee benefit assets are involved, plan participants and beneficiaries (collectively “clients”). Causeway’s intent is to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
The Chief Operating Officer of Causeway supervises the proxy voting process. Proxy voting staff monitor upcoming proxy votes, review proxy research, identify potential conflicts of interest and escalate such issues to the Chief Operating Officer, receive input from portfolio managers, and ultimately submit proxy votes in accordance with these Proxy Voting Policies and Procedures. The Chief Operating Officer and President have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway currently uses Institutional Shareholder Services Inc. (“ISS”) for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records. Causeway will conduct periodic due diligence on ISS and its capacity and competency to provide proxy research and the proxy voting services provided to Causeway.
Proxy Voting Guidelines
Causeway generally votes on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.
Causeway’s proxy voting guidelines are designed to cast votes consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent boards of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.
                        June 30,2021

Causeway generally votes for:
•distributions of income
•appointment of auditors
•director compensation, unless deemed excessive
•boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders. Causeway recognizes that in certain jurisdictions, local law or regulation may influence Board composition.
•financial results/director and auditor reports
•share repurchase plans
•changing corporate names and other similar matters
Causeway generally votes the following matters on a case-by-case basis:
•amendments to articles of association or other governing documents
•changes in board or corporate governance structure
•changes in authorized capital including proposals to issue shares
•compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients, and focus on observable long-term returns. Causeway evaluates compensation plans on a case-by-case basis, with due consideration of potential consequences of particular compensation plan. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.
•social and environmental issues - Causeway believe that it is generally management's responsibility to address such issues within the context of increasing long-term shareholder value. TO the extent that management's positions on a social or environmental issue is inconsistent with increasing long-term shareholder value. Causeway may also seek to engage in longer-term dialogue with management on these issues, either separately or in connection with proxy votes on the issue.
•debt issuance requests
•mergers, acquisitions and other corporate reorganizations or restructurings
•changes in state or country of incorporation
•related party transactions
Causeway generally votes against:
                        June 30,2021

•anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.
.
Conflicts of Interest
Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major business partner or vendor for Causeway. Causeway may also have a conflict if Causeway personnel have significant business or personal relationships with participants in proxy contests, corporate directors or director candidates.
The Chief Operating Officer determines the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or more of Causeway’s prior calendar year gross revenues; (2) represents $2,000,000 or more in payments from a sponsored vehicle during the prior calendar year; or (3) may not directly involve revenue to Causeway or payments from its sponsored vehicles, but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates or sponsored vehicles, such as a primary service provider of a fund or vehicle managed and sponsored by Causeway, or a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.
The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.
Proxy voting staff will seek to identify potential conflicts of interest in the first instance and escalate relevant information to the Chief Operating Officer. The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.
Proxy voting staff will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.
Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities, and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel/Chief Compliance Officer decides if they involve a material conflict of interest.
                        June 30,2021

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:
•If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.
•If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS. If Causeway seeks to follow the recommendation of a third party, the Chief Operating Officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.
To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The Chief Operating Officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.
Practical Limitations Relating to Proxy Voting
While the proxy voting process is well established in the United States and other developed markets with numerous tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings relative to deadlines required to submit votes; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) restrictions on the sale of the securities for a period of time prior to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney (which Causeway will typically rely on clients to maintain) to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies and Causeway may decide not to vote a proxy if it determines that it would be impractical or disadvantageous to do so.
In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
For clients with securities lending programs, Causeway may not be able to vote proxies for securities that a client has loaned to a third party. Causeway recognizes that clients manage their own securities lending programs. Causeway may, but is not obligated to, notify a client that Causeway is being prevented from voting a proxy due to the securities being on loan. There can be no assurance that such notice will be received in time for the client, if it so chooses, to recall the security.

                        June 30,2021

Proxy Voting Guidelines

Eagle Asset Management, Inc.

September 2021

(Eagle Asset Management Logo)

Part I: POLICY AND PROCEDURES

Guiding Principles
The Proxy Voting Process
Conflicts of Interest

Part II: EAM PROXY VOTING GUIDELINES SUMMARY

U.S. Proxy Items
Non-U.S. Proxy Items
2021 Proxy Voting Guidelines

Part I: POLICY AND PROCEDURES

Eagle Asset Management, Inc.
(Collectively “EAM”)
POLICY AND PROCEDURES ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals, which in EAM’s view, maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect EAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
EAM has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”). EAM periodically reviews this Policy, in conjunction with the parent company Carillon Tower Advises Stewardship committee, to ensure it continues to be consistent with our guiding principles.
The Proxy Voting Process Public Equity
Investments
To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by EAM portfolio management (the “EAM Guidelines”). The EAM Guidelines embody the positions and factors EAM considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and factspecific nature of many corporate governance issues, the EAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the EAM Guidelines is enclosed as Part II.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. EAM portfolio management teams (each a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
2021 Proxy Voting Guidelines

Implementation
EAM has retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. The Proxy Service transmits votes for each proxy based upon the application of the EAM Guidelines to the particular proxy issues. EAM retains the responsibility for proxy voting decisions.
Clients of EAM may retain their voting rights; delegate the responsibility to EAM or to a third party of their choosing. In certain instances, EAM may still be required to transmit vote proxies for those custodians who do not have a relationship with the Proxy Service.
EAM’s Portfolio Management Teams generally cast proxy votes consistently with the EAM Guidelines. On certain proxy votes, each Portfolio Management Team may diverge from the EAM Guidelines based on new information but bearing in mind that the override decisions are not influenced by any conflict of interest. Because of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company.
From time to time, EAM’s ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, EAM, from time to time, may determine that it is not practicable or desirable to vote proxies.
Conflicts of Interest
In instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the EAM Guidelines, EAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers, the use of the EAM Guidelines and the override review described above.

Part II: EAM PROXY VOTING GUIDELINES SUMMARY
The following is a summary of the material EAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of EAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more EAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

U.S. Proxy Items

The EAM proxy voting guidelines will be based on the ISS Benchmark Policy (US), with the following customization:

a.E&S shareholder proposals would be Case-By-Case (“REFER”).
b.Shareholder proposals to Require Independent Board Chair would be Case-By-Case (“REFER”).
c.Advisory Vote on Executive Compensation (“Say on Pay”) should go to Case-By-Case (“REFER”) in the event ISS has an “Against” recommendation.
d.Restructuring proposals, including M&A activity, bankruptcy, etc. would be Case-By-Case (“REFER”)

2021 Proxy Voting Guidelines

All Case-By-Case (“REFER”) votes would go to chair of Stewardship Committee who would then convene a meeting with portfolio managers involved for discussion and vote.

Unified EAM guidelines as well as any updates to the ISS Benchmark Policy (US) will be reviewed by the Stewardship Committee at least annually.

Non-U.S Proxy Items

For international holdings, ISS country-specific benchmark guidelines will be used.

2021 Proxy Voting Guidelines

2021 Proxy Voting Guidelines

EMERALD ADVISERS, LLC.
EMERALD MUTUAL FUND ADVISERS TRUST
EMERALD SEPARATE ACCOUNT MANAGEMENT

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, LLC. and subsidiaries are entitled to vote. It is Emerald’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:
1)selecting proper directors
2)insuring that these directors have properly supervised management
3)resolve issues of natural conflict between shareholders and managers
a.Compensation
b.Corporate Expansion
c.Dividend Policy
d.Free Cash Flow
e.Various Restrictive Corporate Governance Issues, Control Issues, etc.
f.Preserving Integrity
In voting proxies, Emerald will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, Emerald will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.
I. BOARDS OF DIRECTORS
In theory, the board represents shareholders, in practice, all to often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A.Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
•Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
•Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
•Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
•Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
•Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.
•Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
•Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.
B.Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.
C.Incentive Stock Plans. Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.
D.Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.
E.Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.
Emerald Advisers, LLC

F.Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.
G.Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation Emerald will vote its shares on a case by case basis.
II. CORPORATE GOVERNANCE ISSUES
These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.
A.Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.
B.Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.
1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.
Emerald Advisers, LLC

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.
5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.
6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a.Increasing authorized shares.
Emerald will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.
b. Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: Emerald would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.
Emerald Advisers, LLC

c. Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, Emerlad votes Against attempts by management to eliminate directors and management liability for their duty of care.
d. Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.
e. Greenmail
Emerald would not support management in the payment of greenmail.
Resolution: Emerald would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.
f. Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore Emerald will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.
g. Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: Emerald will vote Against proposals that would discourage the most productive use of corporate assets in advance.
Emerald Advisers, LLC

h. Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.
i Disclosure
Resolution: Emerald will vote Against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.
j. Sweeteners
Resolution: Emerald will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).
k. Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case by case basis, Emerald will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.
l. Equal Access to Proxy Statements
Emerald supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: Emerald will support any proposal calling for equal access to proxy statements.
Emerald Advisers, LLC

m. Abstention Votes
Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.
III. Other Issues
On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:
A.Human Rights
B.Nuclear Issues
C.Defense Issues
D.Social Responsibility
Emerald, in general supports the position of management. Exceptions to this policy Include:
1.    South Africa
Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.
2.    Northern Ireland
Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.
IV. Other Potential Conflicts of Interest
Emerald may manage a variety of corporate accounts that are publically traded. Emerald will use Glass-Lewis recommendations to avoid any appearance of a conflict of interest when voting proxies of its clients that are publically traded companies.

Emerald Advisers, LLC

Appendix 5-A
HOTCHKIS & WILEY
SUMMARY OF PROXY VOTING POLICIES & PROCEDURES

INTRODUCTION

Our primary responsibility is to act as a fiduciary for our clients when voting proxies. We evaluate and vote each proposed proxy in a manner that encourages sustainable business practices which in turn maximizes long term shareholder value.

As part of our normal due diligence and monitoring of investments, we engage management, board members, or their representatives on material business issues including environmental, social, and governance (“ESG”) matters. Each proxy to be voted is an opportunity to give company management and board members formal feedback on these important matters.

This document summarizes our stance on important issues that are commonly found on proxy ballots, though each vote is unique and there will be occasional exceptions to these guidelines. The purpose of our proxy guidelines is to ensure decision making is consistent with our responsibilities as a fiduciary.

GENERAL APPROACH
To the extent we are asked to vote a client’s proxy, our investment analysts are given the final authority on how to vote a particular proposal as these analysts’ understanding of the company make them the best person to apply our policy to a particular company’s proxy ballot. To assist our analysts in their voting, we provide them with a report that compares the company’s board of directors’ recommendation against H&W’s proxy policy guideline recommendation and with third party proxy research (ISS sustainability and climate benchmarks) and third party ESG analysis (MSCI). Any deviation from the H&W policy recommendation requires a written statement from the analyst that summarizes their decision to deviate from policy.

There are instances such as unique client guidelines, regulatory requirements, share blocking, securities lending, or other technical limitations where we are unable to vote a particular proxy. In those instances where we do not have voting responsibility, we will generally forward our recommendation to such person our client designates.

VOTING GUIDELINES
These guidelines are divided into seven categories based on issues that frequently appear on proxy ballots.

1.Boards and Directors
2.Environmental and Social Matters
3.Auditors and Related Matters
4.Shareholder Rights
5.Capital and Restructuring
6.Executive and Board Compensation
7.Routine and Miscellaneous Matters

1.Boards and Directors

Board Independence
We believe an independent board is crucial to protecting and serving the interests of public shareholders. We will generally withhold from or vote against any insiders when such insider sits

2022-02

on the audit, compensation, or nominating committees; or if independent directors comprise less than 50% of the board. Insiders are non-independent directors who may have inherent conflicts of interest that could prevent them from acting in the best interest of shareholders. Examples of non-independent directors include current and former company executives, persons with personal or professional relationships with the company and or its executives, and shareholders with large ownership positions.

Board Composition
We believe directors should attend meetings, be focused on the company, be responsive to shareholders, and be accountable for their decisions.

We will generally withhold from or vote against directors who attend less than 75% of meetings held during their tenure without just cause, sit on more than 5 public company boards (for CEOs only 2 outside boards), support measures that limit shareholder rights, or fail to act on shareholder proposals that passed with a majority of votes.

Board Diversity
Boards should consider diversity when nominating new candidates, including gender, race, ethnicity, age, and professional experience. We encourage companies to have at least one female and one diverse (e.g., race, ethnicity) director or have a plan to do so.

Board Size
We do not see a standard number of directors that is ideal for all companies. In general, we do not want to see board sizes changed without shareholder approval as changing board size can be abused in the context of a takeover battle.

Board Tenure
In general, we will evaluate on a case-by-case basis whether the board is adequately refreshed with new talent and the proposed changes are not designed to reduce board independence.

Classified Boards
We oppose classified boards because, among other things, it can make change in control more difficult to achieve and limit shareholder rights by reducing board accountability.

Cumulative Voting
Generally, we oppose cumulative voting because we believe that economic interests and voting interests should be aligned in most circumstances.

Independent Board Chair
Generally, we favor a separate independent chair that is not filled by an insider. If the CEO is also the board chair, we require 2/3 of the board to be independent, a strong independent director (i.e., has formal input on board agendas and can call/preside over meetings of independent directors), and the CEO cannot serve on the nominating or compensation committees.

Proxy Contests
Proxy contests are unusual events that require a case-by-case assessment of the unique facts and circumstances of each contested proxy campaign. Our policy is to defer to the judgement of our analysts on what best serves our clients’ interests. Our analysts will evaluate the validity of the dissident’s concerns, the likelihood that the dissident plan will improve shareholder value, the qualifications of the dissident’s candidates, and management’s historical record of creating or destroying shareholder value.

Risk Oversight

2022-02

Generally, companies should have established processes for managing material threats to their businesses, including ESG risks. We encourage transparency and vote to improve transparency to help facilitate appropriate risk oversight.

2.Environmental and Social Matters

We believe the oversight of ESG risks is an important responsibility of the board of directors and is a prerequisite for a well- managed company. Transparent disclosures are necessary to identify and evaluate environmental and social risks and opportunities. A lack of transparency will increase the likelihood that environmental and social risks are not being sufficiently managed/limited/mitigated. In general, we will engage companies with substandard disclosure to encourage them to provide adequate disclosure on E&S risks that typically align with Sustainability Accounting Standards Board (SASB) recommendations.

In general, we support proposals that encourage disclosure of risks provided they are not overly burdensome or disclose sensitive competitive information balanced against the materiality of the risk. We also consider whether the proposal is more effectively addressed through other means, like legislation or regulation.

Environmental Issues

Climate Change and Green House Gas Emissions
Climate change has become an important factor in companies’ long-term sustainability and opportunity. Understanding a company’s strategy in managing these risks and opportunities is necessary in evaluating an investment’s prospects. We support disclosures related to the risks and/or opportunities a company faces related to climate change, including information on how the company identifies and manages such risks/opportunities.

Energy Efficiency
We generally support proposals requesting that a company report on its energy efficiency policies. Exceptions may include a request that is overly burdensome or provides unrealistic deadlines.

Hydraulic Fracturing
We support proposals requesting greater disclosure of a company's hydraulic fracturing operations. This includes steps the company has taken, or plans to take, regarding mitigating and managing its environmental impact overall and on surrounding communities.

Renewable Energy
We support requests for reports on renewable energy accomplishments and future plans. Exceptions may include duplicative, irrelevant, or otherwise unreasonable requests.

Social Issues

Equal Opportunity
We support proposals requesting disclosures of companies’ policies and/or future initiatives related to diversity, including current data regarding the diversity of its workforce.

Gender Identity and Sexual Orientation
We support proposals to revise diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

Human Rights Proposals

2022-02

We support proposals requesting disclosure related to labor and/or human rights policies.

Political Activities
We support the disclosure of a company’s policies and procedures related to political contributions and lobbying activities.

Sexual Harassment
We vote on a case-by-case basis regarding proposals seeking reports on company actions related to sexual harassment. We evaluate the company’s current policies, oversight, and disclosures. We also consider the company’s history and any related litigation or regulatory actions related to sexual harassment, and support proposals we believe will prevent such behavior when systemic issues are suspected.

3.Auditors and Related Matters

Generally, we will support the board’s recommendation of auditors provided that the auditors are independent, non-audit fees are less than the sum of all audit and tax related fees, and there are no indications of fraud or misleading audit opinions.

4.Shareholder Rights

We do not support proposals that limit shareholder rights. When a company chronically underperforms minimal expectations due to poor execution, poor strategic decisions, or poor capital allocation, there may arise the need for shareholders to effect change at the board level. Proposals that have the effect of entrenching boards or managements, thwarting the will of the majority of shareholders, or advantaging one class of shareholders at the expense of other shareholders will not be supported.

Amendment to Charter/Articles/Bylaws
We do not support proposals that give the board exclusive authority to amend the bylaws. We believe amendments to charter/articles/bylaws should be approved by a vote of the majority of shareholders.

One Share, One Vote
Generally, we do not support proposals to create dual class voting structures that give one set of shareholders super voting rights that are disproportionate from their economic interest in the company. Generally, we will support proposals to eliminate dual class structures.

Poison Pills
In general, we do not support anti-takeover measures such as poison pills. Such actions can lead to outcomes that are not in shareholders’ bests interests and impede maximum shareholder returns. It can also lead to management entrenchment. We may support poison pills intended to protect NOL assets.

Proxy Access
Generally, we support proposals that enable shareholders with an ownership level of 3% for a period of three years or more, or an ownership level of 10% and a holding period of one year or more.

Right to Act by Written Consent
We believe that shareholders should have the right to solicit votes by written consent in certain circumstances. These circumstances generally include but are not limited to situations where more than a narrow group of shareholders support the cause to avoid unnecessary resource waste, the proposal does not exclude minority shareholders to the benefit of a large/majority

2022-02

shareholder, and shareholders receive more than 50% support to set up action by written consent.

Special Meetings
Generally, we support proposals that enable shareholders to call a special meeting provided shareholders own at least 15% of the outstanding shares.

Virtual Meetings
We believe shareholders should have the opportunity to participate in the annual and special meetings, as current communications technology such as video conferencing is broadly available to facilitate such interactions. This improves shareholders’ ability to hear directly from management and the board of the directors, and to provide feedback as needed.

5.Capital and Restructuring

Events such as takeover offers, buyouts, mergers, asset purchases and sales, corporate restructuring, recapitalizations, dilutive equity issuance, or other major corporate events are considered by our analysts on a case-by-case basis. Our policy is to vote for transactions that maximize the long-term risk adjusted return to shareholders considering management’s historical record of creating shareholder value, the likelihood of success, and the risk of not supporting the proposal.

Dual Class Shares
We do not support dual class shares unless the economic and voting interests are equal.

Issuance of Common Stock
In general, we will consider the issuance of additional shares in light of the stated purpose, the magnitude of the increase, the company’s historical shareholder value creation, and historical use of shares. We are less likely to support issuance when discounts or re-pricing of options has been an issue in the past.

6.Executive and Board Compensation

We expect the board of directors to design, implement, and monitor pay practices that promote pay-for-performance, alignment of interest with long-term shareholder value creation, retention and attraction of key employees. In general, we will evaluate executive compensation in light of historical value creation, peer group pay practices, and our view on management’s stewardship of the company.

We expect the board of directors to maintain an independent and effective compensation committee that has members with the appropriate skills, knowledge, experience, and ability to access third-party advice.

We expect the board of directors to provide shareholders with clear and understandable compensation disclosures that enable shareholders to evaluate the effectiveness and fairness of executive pay packages.

And finally, we expect the board of directors’ own compensation to be reasonable and not set at a level that undermines their independence from management.

Golden Parachutes
Golden parachutes can serve as encouragement to management to consider transactions that benefit shareholders; however, substantial payouts may present a conflict of interest where management is incentivized to support a suboptimal deal. We view cash severance greater than

2022-02

3x base salary and bonus to be excessive unless approved by a majority of shareholders in a say-on-pay advisory vote.

Incentive Options and Repricing
We generally support long-term incentive programs tied to pay-for-performance. In general, we believe 50% or more of top executive pay should be tied to long-term performance goals and that those goals should be tied to shareholder value creation metrics. We do not support plans that reset when management fails to attain goals or require more than 10% of outstanding shares to be issued. In general, we do not support the exchange or repricing of options.

Say-on-Pay
We believe annual say-on-pay votes are an effective mechanism to provide feedback to the board on executive pay and performance. We support non-binding proposals that are worded in a manner such that the actual implementation of the plan is not restricted. In general, we will vote against plans where there is a serious misalignment of CEO pay and performance or the company maintains problematic pay practices. In general, we will withhold votes from members of the compensation committee if there is no say-on-pay on the ballot, the board fails to respond to a previous say-on-pay proposal that received less than 70% support, the company has implemented problematic pay practices such as repricing options or its pay plans are egregious.

7.Routine and Miscellaneous Matters

We generally support routine board proposals such as updating bylaws (provided they are of a housekeeping nature), change of the corporate name or change of the time or location of the annual meeting.

Adjournment of Meeting
We do not support proposals that give management the authority to adjourn a special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
We do not support proposals to reduce quorum requirements for shareholder meetings without support from a majority of the shares outstanding without compelling justification.

Other Business
We do not support proposals on matters where we have not been provided sufficient opportunity to review the matters at hand.

ONGOING REVIEW & RESPONSIBILITIES
Investment analysts are responsible for voting proxies following a thorough review of the proposals and guided by our internal proxy policy. The analysts draw from a variety of sources during their proprietary research process, which informs the proxy vote decision. These sources include meetings with senior management and/or board members, other industry experts/contacts, and many other means. To support the proxy voting effort, Hotchkis & Wiley has engaged Institutional Shareholder Services (“ISS”) for proxy research and proxy voting administration to help facilitate our process.

Hotchkis & Wiley also has a Proxy Oversight Committee consisting of the Chief Operating Officer, Chief Compliance Officer, and Managing Director of Portfolio Services. This group oversees H&W’s proxy voting policies and procedures by providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws. This team is responsible for reviewing the policy annually and solicits feedback from investment team members to help inform any material enhancements.

2022-02

February 2022

2022-02

Not to be Reproduced without prior written approval.
Please refer to the Important Information at the back of the this Document Insight Investment (logo)
Proxy Voting Policy

March 2022

BNY Mellon Investment Management

Contents

1.INTRODUCTION // 3
2.POLICY STATEMENT // 3
3.SCOPE // 3
4.PROXY VOTING PROCESS // 3
5.CONFLICTS OF INTEREST // 4
6.PROXY VOTING GROUP // 5
7.DISCLOSURE AND RECORD KEEPING // 5
8.PROXY VOTING POLICY REVIEW // 5

    INSIGHT INVESTMENT

1.Introduction
Insight seeks to actively exercise its rights and responsibilities in regard to proxy voting on behalf of Clients and is an essential part of maximizing shareholder value, ensuring good governance and delivering investment performance aligned with our Clients’ long-term economic interests.

The Insight Proxy Voting Policy (“Policy”) sets out the arrangements employed by Insight Investment Management (Global) Limited, Insight Investment Management (Europe) Limited, Insight North America LLC and Insight Investment International Limited (collectively“Insight”),where Insight has been granted by its Clients the authority to vote the proxies of the securities held in Client portfolios.

2.Policy Statement
Insight is committed to integrating governance and voting all our proxies where it is deemed appropriate and responsible to do so for the relevant asset class. In such cases, Insight’s objective is to vote proxies in the best interests of its Clients.

3.Scope
This Policy applies to all financial instruments with voting rights where Insight has discretionary voting authority.

4.Proxy Voting Process

Insight’s proxy voting activity adheres to best-practice standards and is a component of Insight’s Stewardship and Engagement Policy. In implementing its Voting Policy, Insight will take into account a number of factors used to provide a framework for voting each proxy. These include:

Leadership: Every company should be led by an effective board whose approach is consistent with creating sustainable long-term growth.

• Strategy: Company leadership should define a clear purpose and set long term objectives for delivering value to shareholders.

• Culture: The board should promote a diverse and inclusive culture which strongly aligns to the values of the company. It should seek to monitor culture and ensure that it is regularly engaging with its workforce.

• Engagement with Shareholders: The board and senior management should be transparent and engaged with existing shareholders. The board should have a clear understanding of the views of shareholders. The board should seek to minimize unnecessary dilution of equity and preserve the rights of existing shareholders.

    INSIGHT INVESTMENT

• Sustainability: The board should take account of environmental, social and governance risks and opportunities when setting strategy and in their company monitoring role.
Structure: The board should have clear division of responsibilities.

• The Chair: The chair of the board should demonstrate objective judgment and promote transparency and facilitate constructive debate to promote overall effectiveness.

• The Board: There should be an appropriate balance of executive and non-executive directors. Non-executive directors should be evaluated for independence. No one individual should have unfettered decision-making. There should be a clear division, between the board and the executive leadership of the company.

• Resources: The board should ensure it has sufficient governance policies, influence and resources to function effectively. Non-executive directors should have sufficient time to fulfil their obligations to the company as directors.

Effectiveness: The board should seek to build strong institutional knowledge to ensure long term efficient and sustainable operations.

• Appointment: There should be a formal appointment process, which ensures that the most qualified individuals are selected for the board. This process should be irrespective of bias to ensure appropriate diversity of the board.

• Knowledge: The board should be comprised of those with the knowledge, skills and experience to effectively discharge their duties. The board should have sufficient independence to serve as an effective check on company management and ensure the best outcomes for shareholders.

• Evaluation: The board should be evaluated for effectiveness on a regular basis. Board member’s contributions should be considered individually.

Independence: The board should present a fair and balanced view of the company’s position and prospects.

• Integrity: The board should ensure that all reports produced accurately reflect the financial position, prospects and risks relevant to the company. The board should ensure the independence and effectiveness of internal and external audit functions.

• Audit: The board should ensure that clear, uncontentious accounts are produced. These should conform to the relevant best accountancy practices and accurately represent the financial position of the company. Deviations from standard accounting practices should be clearly documented with a corresponding rationale.

• Risk: The board should ensure the company has sound risk
    INSIGHT INVESTMENT

management and internal control systems. There should be
a regular assessment and communication of the company’s emerging and principal risks.

Remuneration: Levels of remuneration should be sufficient to attract, retain and motivate talent of the quality required to run the company successfully.

• Goal Based: The board should base remuneration on goal based, qualitative, discretionary cash incentives. Remuneration should consider underlying industry and macroeconomic conditions and not be structured in a tax oriented manner.

• Transparent: Remuneration arrangements should be transparent and should avoid complexity.

• Sustainable: Remuneration should not be excessively share based and should be accurately represented and controlled as an operational cost. The remuneration of executives should promote long term focus and respect the interests of existing shareholders.

The relevant factors are used by Insight to develop Voting Guidelines enabling a consistent approach to proxy voting, which are reviewed annually by the Proxy Voting Group (“PVG”) – (see section 6). Voting Guidelines are available at the following link: www.insightinvestment.com/ri.

Day to day voting activity is performed by the Chair of the PVG, a senior portfolio manager with no investment discretion. This creates an independent governance structure for voting, helping to mitigate actual and potential conflicts of interest (see section 5).

The Chair of the PVG can seek support from portfolio managers, who have active discretion over the securities, to provide additional input into the voting decision such as company background, however the vote will be cast by the Chair of the PVG. Insight seeks to vote on all holdings with associated voting rights in one of three ways: in support of, against, or in abstention. If the chair is unable to cast a vote, the decision will be cast by the deputy chair.

Insight uses a Voting Agent to assist in the analysis and administration of the vote (see section 4.1). For contentious issues the rationale for voting for, against, or abstaining is retained on a case-by-case basis as appropriate and reviewed by the PVG on a regular basis.

4.1 VOTING AGENT

To assist Insight professionals with implementing its proxy voting strategy, Insight retains the services of an independent proxy voting service, namely Minerva (“Voting Agent”). Insight provides detailed Voting Guidelines to the Voting Agent on the operational and reporting capacity of the service. The Voting Agent’s responsibilities include, but are not limited to, monitoring company meeting agendas and items to be voted on, reviewing each vote against Insight’s specific Voting Guidelines and providing a voting analysis based
    INSIGHT INVESTMENT

upon the Voting Guidelines. The Voting Agent also identifies contentious issues that represent a significant monetary or strategic decision. This enables Insight to review situations where the Voting Guidelines require additional consideration or assist in the identification of potential conflicts of interest impacting the proxy vote decision. The Chair of the PVG will decide if the issue is contentious or not, and if conflicts are deemed to exist, these will be escalated to the PVG (see section 5.2).

Voting decisions are communicated by Insight to the Voting Agent and submitted to shareholder meetings through a specific proxy.
On a monthly basis the Voting Agent provides reports on voting activity to Insight. Voting data is available to Clients upon request and is posted annually on Insights website (see section 7). Insight conducts an annual due diligence with the Voting Agent to review the Voting Guidelines and related services.

5.Conflicts of Interest

Effective stewardship requires protecting our Clients against any potential conflicts of interest and managing them with appropriate governance. To comply with applicable legal and regulatory requirements, Insight believes managing perceived conflicts is as important as managing actual conflicts.

In the course of normal business, Insight and its personnel may encounter situations where it faces a conflict of interest or a conflict of interest could be perceived. A conflict of interest occurs whenever the interests of Insight or its personnel could diverge from those of a Client or when Insight or its personnel could have obligations to more than one party whose interests are different to each other or those of Insight’s Clients.

In identifying a potential conflict situation, as a minimum, consideration will be made as to whether Insight, or a member of staff, is likely to:

• make a financial gain or avoid a financial loss at the expense of the Client

• material differences in the thoughts of two PM’s who own the same security

• benefit if it puts the interest of one Client over the interests of another Client

• gain an interest from a service provided to, or transaction carried out on behalf of a Client which may not be in, or which may be different from, the Client’s interest

• obtain a higher than usual benefit from a third party in relation to a service provided to the Client

• receive an inducement in relation to a service provided to the Client, in the form of monies, goods or services other than standard commission or fee for that service or

• have a personal interest that could be seen to conflict with their duties at Insight

• creates a conflict where Insight invests in firms which are Clients or potential Clients of Insight. Insight might give preferential treatment in its research (including
    INSIGHT INVESTMENT

external communication of the same) and/or investment management to issuers of publicly traded debt or equities which are also clients or closely related to clients (e.g. sponsors of pension schemes). This includes financial and ESG considerations.

• creates a conflict between investment teams with fixed income holdings in publicly listed firms or material differences in the thoughts of two PM’s who own the same security. In situations where there is a conflict of interest or perceived conflict of interest that creates a contentious voting issue, as determined by the chair of the PVG, the issue will be escalated to the PVG. A contentious voting issue is a voting decision which would have a detrimental impact to Clients or Insight’s reputation. All conflicts are handled in line with the Insight Conflicts of Interest Policy.

5.2 ESCALATION OF CONTENTIOUS VOTING ISSUE

When a contentious voting issue has been identified, the PVG will review, evaluate and determine whether an actual material conflict of interest exist, and if so, will recommend how to vote the proxy. Depending upon the nature of the material conflict of interest, Insight may elect to take one or more of the following measures:

• removing certain Insight personnel from the proxy voting process

• walling off personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote

• voting in accordance with the applicable Voting Guidelines, if any, if the application of the Voting Guidelines would objectively result in the casting of a proxy vote in a predetermined manner and

• deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation, this may include an affiliated entity.

The resolution of all contentious voting issues, will be documented in order to demonstrate that Insight acted in the best interests of its Clients. Any voting decision not resolved by the PVG will be escalated to the Insight Chief Investment Officer (“CIO”) or delegate.

6.Proxy Voting Group

The PVG is responsible for overseeing the implementation of voting decisions where Insight has voting authority on behalf of Clients.

The PVG meets at least quarterly, or more frequently as required. In ensuring that votes casted are in the best interest of Clients, the PVG will oversee the following proxy voting activities:

• Casting votes on behalf of Client

• Voting Policy: Oversee and set the Proxy Voting Policy

• Voting Guidelines: Oversee and set the Voting Guidelines which are reviewed and approved on an annual basis

    INSIGHT INVESTMENT

• Stewardship Code & Engagement Policy: Review for consistency with Proxy Voting Policy and Voting Guidelines

• Conflicts of interest: Manage conflicts when making voting instructions in line with Insight’s Conflict of Interest Policy

• Monitoring: Review upcoming votes that cannot be made using Voting Guidelines and make voting decisions

• Voting Agent: Appoint and monitor third-party proxy agencies, including the services they perform for Insight in implementing its voting strategy and

• Reporting: Ensure voting activity aligns with local regulations and standards.

The PVG is chaired by a Senior Portfolio Manager (who has no direct investment discretion) and attended by portfolio management personnel, the Head of Responsible Investment Research & Stewardship, Corporate Risk, Compliance, Client Services and Operations personnel. The PVG is accountable to and provides biannual updates to the Investment Management Group (“IMG”) and Insight Risk Committee (“IROC”)

7.Disclosure and Recording Keeping

In certain foreign jurisdictions, the voting of proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.” If Insight votes on the proxy share- blocking may prevent Insight from selling the shares of the security for a period of time. In determining whether to vote proxies subject to such restrictions Insight, in consultation with the PVG, considers whether the vote, either in itself or together with the votes of other shareholders, is expected to affect the value of the security that outweighs the cost of voting. If Insight votes on a proxy and during the “share-blocking period” Insight would like to sell the affected security Insight, in consultation with the PVG, will attempt to recall the shares (as allowable within the market timeframe and practices).

Insight publishes its voting activity in full on its website and annual report. This can be found at www.insightinvestment.com/ri.

8.Proxy Voting Policy Review

Insight will review its Proxy Voting arrangements regularly through the PVG. Insight reviews this Policy at least annually or whenever a material change occurs and will notify Clients of any material change that affects our ability to vote in line with the best interest of its Clients.

A material change shall be a significant event that could impact Insight's ability to vote proxies such as a change in voting agent. Notification of changes to policy will be published at the following link: www.insighinvestment.com/ri.

    INSIGHT INVESTMENT

Important Information

Material in this publication is for general information only. This material is not intended to be relied upon as a forecast, research or investment advice, and is not a recommendation, offer or solicitation to buy or sell any securities or to adopt any investment strategy.

This document must not be used for the purpose of an offer or solicitation in any jurisdiction or in any circumstances in which such offer or solicitation is unlawful or otherwise not permitted. This document should not be duplicated, amended or forwarded to a third party without consent from Insight Investment.

This material may contain ’forward looking’ information that is not purely historical in nature. Such information may include, among other things, projections and forecasts. Forecasts are not guarantees.

Past performance is not indicative of future results.

Investment in any strategy involves a risk of loss which may partly be due to exchange rate fluctuations.

Index returns are for illustrative purposes only and are used in the context of our macro-economic models and analysis only.
Returns cannot be linked to any fund or investment strategy and results do not represent or infer any links to actual fund or strategy performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.

Insight does not provide tax or legal advice to its clients and all investors are strongly urged to seek professional advice regarding any potential strategy or investment.

References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Assumptions, opinions and estimates are provided for illustrative purposes only. They should not be relied upon as recommendations to buy or sell securities. Forecasts of financial market trends that are based on current market conditions constitute our judgment and are subject to change without notice.

The information and opinions are derived from proprietary and non-proprietary sources deemed by Insight Investment to be reliable, are not necessarily all-inclusive and are not guaranteed as to accuracy. As such, no warranty of accuracy or reliability is given and no responsibility arising in any other way for errors and omissions (including responsibility to any person by reason of negligence) is accepted by Insight Investment, its officers, employees or agents. Reliance upon information in this material is at the sole discretion of the reader.

Telephone conversations may be recorded in accordance with applicable laws.

For clients and prospects of Insight Investment Management (Global) Limited: Issued by Insight Investment Management (Global) Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 00827982.

For clients and prospects of Insight Investment Funds Management Limited: Issued by Insight Investment Funds Management Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 01835691.

For clients and prospects of Insight Investment Management (Europe) Limited: Issued by Insight Investment Management (Europe) Limited. Registered office Riverside Two, 43-49 Sir John Rogerson’s Quay, Dublin, D02 KV60. Registered in Ireland. Registered number 581405. Insight Investment Management (Europe) Limited is regulated by the Central Bank of Ireland. CBI reference number C154503.
    INSIGHT INVESTMENT

For clients and prospects of Insight Investment International Limited: Issued by Insight Investment International Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 03169281.

Insight Investment Management (Global) Limited, Insight Investment Funds Management Limited and Insight Investment International Limited are authorized and regulated by the Financial Conduct Authority in the UK. Investment Management (Global) Limited and Insight Investment International Limited may operate in certain European countries in accordance with local regulatory requirements.

For clients and prospects based in Australia and New Zealand: This material is for wholesale investors only (as defined under the Corporations Act in Australia or under the Financial Markets Conduct Act in New Zealand) and is not intended for distribution to, nor should it be relied upon by, retail investors.

Both Insight Investment Management (Global) Limited and Insight Investment International Limited are exempt from the requirement to hold an Australian financial services license under the Corporations Act 2001 in respect of the financial services; and both are authorized and regulated by the Financial Conduct Authority (FCA) under UK laws, which differ from Australian laws. If this document is used or distributed in Australia, it is issued by Insight Investment Australia Pty Ltd (ABN 69 076 812 381, AFS License No. 230541) located at Level 2, 1-7 Bligh Street, Sydney, NSW 2000.

For clients and prospects of Insight North America LLC: Insight North America LLC is a registered investment adviser under the Investment Advisers Act of 1940 and regulated by the US Securities and Exchange Commission. INA is part of ‘Insight’ or ‘Insight Investment’, the corporate brand for certain asset management companies operated by Insight Investment Management Limited including, among others, Insight Investment Management (Global) Limited, Insight Investment International Limited and Insight Investment Management (Europe) Limited (IIMEL).

© 2022 Insight Investment. All rights reserved

15511-03-22
    INSIGHT INVESTMENT

LOS ANGELES CAPITAL
(LOGO)

Proxy Policy

Rev. June 24, 2022

Los Angeles Capital Management LLC

I.		Introduction	3
II.		Proxy Policy Statement	3
	A.	Proxy Voting Guidelines	4
	B.	Limitations	4
	C.	Special Considerations	4
III.		Responsibility and Oversight	5
IV.		Proxy Procedures	5
	A.	Materiality	5
	B.	Conflicts of Interest	6
	C.	Disclosure	6
	D.	Recordkeeping	6

Los Angeles Capital

I.Introduction
Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4) ‐ 6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreement.
II.Proxy Policy Statement
Los Angeles Capital has retained Glass Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third‐party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations, recordkeeping, and manages other operational matters of the proxy voting process. If at any time a material conflict arises, it would be resolved in the best interest of the client.
When Los Angeles Capital has is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ U.S. and Global guidelines, as may be modified from time to time (the “Firm’s Guidelines”).
A.Proxy Voting Guidelines
On an annual basis, the Committee reviews the Firm’s Guidelines. The Committee also selectively reviews a sampling of the voting recommendations and the related proxy materials in determining whether to continue or modify the approved Firm Guidelines.
The Proxy Committee (the “Committee”) may also be called on to vote a proxy that its third‐party provider cannot. In these circumstances, two votes from members of the Committee or one member of the Committee and an internal counsel are required.
Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub‐advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.
It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage, managing or advising public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.
B.Limitations
In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:
Los Angeles Capital

•Where the firm concludes that the effect on shareholder's economic interests or the value of the portfolio holding is indeterminable or insignificant
•Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date. Where Los Angeles Capital deems a holding materially significant or is directing the securities lending, the Firm may recall securities, if operationally feasible, so that they can be voted where the Firm determines it has a fiduciary obligation to do so.
•Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.
•Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.
•Where in the Firm’s judgement the unjustifiable costs1 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non‐U.S. securities).
•Where a required Power of Attorney is not on file.
C.Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
Mutual Funds
Where the Firm votes proxies for a mutual fund that i sub-advises, the proxies will be voted in accordance with the Fund's stated guidelines and requirements of securities laws. Proxies of portfolio companies voted may be subject to investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
ERISA Accounts
Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

III.Responsibility and Oversight
The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third‐party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and
1 The DOL has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.
Los Angeles Capital

corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.

As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.

In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In all voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.

Los Angeles Capital’s Operations Department handles the day -to -day administration of the proxy voting process.

IV.Proxy Voting Procedures
Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set‐up, vote execution, reporting, recordkeeping, and compliance with ERISA.
Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser, unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub‐advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.
While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accountsss for which the Firm has proxy authority.

A.Materiality
The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.
Los Angeles Capital

B.Conflicts of Interest
Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.
If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant research report. If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a Proxy Paper report on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider and the Committee may be required to research and vote the proxy.
If, during this process, the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client will be notified. If no directive is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.
C.Disclosure
Los Angeles Capital will provide all clients with a copy of the Firm’s current policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at Los Angeles Capital at 310‐479‐9998 or operations@lacapm.com.
Los Angeles Capital generally will not disclose how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such information. Los Angeles Capital will not disclose past votes or share amounts voted except to the respective client or as required by law.
D.Recordkeeping
All proxy records pursuant to Section 204‐2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; and (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
ERISA Accounts
Los Angeles Capital's maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost‐benefit analyses.
Duration
Los Angeles Capital

Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.
Los Angeles Capital

MetLife Investment Management (Logo)

Proxy Voting
Policy Owner: Investments Chief Compliance Officer

MetLife Investment Management (Logo)

Contents

1	Introduction................................................................................	3
1.1	Purpose.......................................................................................	3
1.2	Scope...........................................................................................	3
1.3	Policy Ownership.........................................................................	3
1.4	Exceptions and Escalation...........................................................	3
2	Policy..........................................................................................	3
2.1	Overview......................................................................................	3
2.2	Proxy Voting.................................................................................	4
2.3	Proxy Voting Service Vendor.......................................................	5
2.4	Overriding the Guidelines............................................................	5
2.5	Votes Not Governed by Guidelines..............................................	6
2.6	No Undue Influence.....................................................................	7
2.7	Book and Records Retention.......................................................	7

MetLife Investment Management (Logo)

1.Introduction
1.1 Purpose
The purpose of this policy is to set forth how MetLife Investment Management, LLC (“MIM, LLC”) votes proxies.

MIM, LLC has established these proxy voting procedures with respect to MIM, LLC client accounts (referred to as “client” in this policy) where MIM, LLC has been delegated discretionary proxy voting authority. It is MIM, LLC’s policy to vote client proxies (“proxies”) for the benefit of and in the best interests of its clients in accordance with its fiduciary duty, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and other applicable laws (including the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2).

This policy does not apply where MIM, LLC has not been delegated proxy voting authority by a client (i.e. the client has retained the authority or designated someone other than MIM, LLC to vote proxies on its behalf). These proxy voting policies and procedures are available to all clients upon request, with the understanding that they are subject to change at any time without notice.

1.2 Scope
MIM, LLC is responsible for managing (i) the investment portfolios of MetLife, Inc. subsidiaries (“MetLife Accounts”), and (ii) certain insurance company separate accounts and certain collective investment funds and unaffiliated managed account clients (“Client Accounts” and, together with the MetLife Accounts, the “Accounts”).

1.3 Policy Ownership
This Policy is owned by the Investments Chief Compliance Officer and will be reviewed bi-annually, or earlier as may be required.

1.4 Exceptions and Escalation
This Policy is to be adhered to in all circumstances. Where an exception scenario arises that contravenes this Policy it should be escalated for approval to Investments Compliance.

2.Policy
2.1 Overview

MIM, LLC has adopted these policies and procedures based on the guiding principle that any proxy vote must be done in the best interest of the client and with the intent to maximize the economic value of a particular security. These procedures are designed to ensure that material conflicts of interest on the part of MIM, LLC or its affiliates do not affect voting decisions on behalf of clients. All MIM, LLC personnel who are involved in the voting of proxies are required to adhere to these policies and procedures.

MIM, LLC generally votes every proxy. However, MIM, LLC may abstain on any particular vote or otherwise withhold its vote on any matter if, in the judgment of MIM, LLC, the costs

MetLife Investment Management (Logo)
associated with voting a particular proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of clients.
Once a client has delegated its proxy voting rights to MIM, LLC, MIM, LLC does not generally accept any subsequent direction on matters presented to shareholders for vote, regardless of whether such subsequent directions are from the client itself or a third party acting on behalf of the client. MIM, LLC views the delegation of discretionary voting authority as an “all-or-nothing” choice for its clients.

MIM, LLC has adopted proxy voting guidelines (the “Guidelines”) that set forth how MIM, LLC plans to vote on specific matters presented for shareholder vote. These Guidelines are periodically reviewed and updated by MIM, LLC’s Proxy Voting Committee (the “Proxy Committee”) and maintained by the Proxy Committee. The Guidelines are intended to address most material conflicts of interest. MIM, LLC, however, reserves the right to override the Guidelines (an “Override”) with respect to a particular shareholder vote when an Override is consistent with the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote. MIM, LLC’s procedures for determining an Override are set forth herein.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of MIM, LLC to maintain the confidentiality of the particular votes that it casts on behalf of clients. MIM, LLC will furnish to a particular client details of how MIM, LLC has voted the securities in its account; clients can request this information by contacting MIM, LLC. MIM, LLC does not, however, generally disclose the results of voting 2 decisions to third parties (other than those that may have participated in the voting process, as described below).

2.2 Proxy Voting Committee

Certain aspects of the administration of these proxy voting policies and procedures are governed by the Proxy Committee. The Proxy Committee may change its structure or composition from time to time, but at all times shall consist of at least one representative from MIM, LLC’s Index Strategies team, one member from Operations, one member from MIM, LLC’s Public Fixed Income team and one person from Investments Compliance. If other investment divisions of MIM, LLC have assets that require proxy voting, then such unit shall appoint at least one member from their respective investment team. Investments Legal serves as an adviser to the Proxy Committee, but is not a required attendee.

A member of Investments Compliance is responsible for keeping records of the Proxy Committee’s meetings.

The Proxy Committee shall hold at least two regular meetings during each calendar year, at which the Proxy Committee reviews the proxy voting service provider, the Guidelines and proxy voting record data with respect to votes taken in accordance with these policies and procedures since the previous meeting. Information for the Proxy Committee meeting is submitted by the Index Strategies Team and Operations (on behalf of public fixed income).

The Proxy Committee shall also meet: whenever there is a recommendation that the Proxy Committee authorize an Override; in the event of a proxy vote where a material conflict of interest has been identified; or at such other times as the Proxy Committee may determine. Proxy Committee meetings may be held in person, via teleconference or through communication by email.

MetLife Investment Management (Logo)
On all matters, the Proxy Committee makes its decisions by a vote of a majority of the members of the Proxy Committee present at the meeting. At any meeting of the Proxy Committee, a majority of the members of the Proxy Committee in attendance (whether in person or virtual) constitutes a quorum.

2.3 Proxy Voting Service Vendor

MIM, LLC has retained Institutional Shareholder Services (“ISS”) to vote proxies on MIM, LLC’s behalf. ISS prepares analyses of most matters submitted to a shareholder vote and also provides voting services to institutions such as MIM, LLC. ISS receives a daily electronic feed of all holdings in relevant MIM, LLC client voting accounts, and monitors the client accounts and their holdings to ensure that all proxies are received. MIM, LLC has directed ISS to vote proxies in accordance with the Guidelines approved by the Proxy Committee and shall monitor the voting of the proxies.

The Proxy Committee shall, no less than annually, review the services provided by ISS or any other proxy voting and recording service provider retained by MIM, LLC, to assess whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of MIM, LLC’s clients.

In making such an assessment the review may consider:
a.The proxy service provider’s conflict management procedures and assessment of the effectiveness of the implementation of such procedures;
b.The proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and/or;
c.Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

No less than annually, MIM, LLC shall obtain from each proxy service provider a copy of its conflict management procedures and request that the proxy service provider provide an update of any material revision to such procedures.

2.4 Overriding the Guidelines

MIM, LLC may Override the Guidelines when such an Override is consistent with this policy and the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote, as further described below.

If any member of the Proxy Committee, or other individual within MIM, LLC, believes that MIM, LLC should vote in a manner inconsistent with the Guidelines, such person must notify MIM, LLC’s Chief Compliance Officer (“CCO”). The CCO will work with the Proxy Committee to make a determination as to whether the situation presents a material conflict of interest.

The term “conflict of interest” refers to a situation in which MIM, LLC or its affiliates have a financial interest in the proxy matter, other than the obligation MIM, LLC incurs as investment adviser, which may compromise MIM, LLC’s freedom of judgment and action with respect to the

MetLife Investment Management (Logo)
voting of the proxy. The CCO, in consultation with MIM, LLC Legal, shall determine if there is a conflict of interest and whether or not it is material to the voting of a proxy.

No Material Conflict of Interest
If it is determined that there is no material conflict of interest, MIM, LLC will present the matter to the Proxy Committee for a vote. If the Proxy Committee approves the Override, the appropriate member of MIM, LLC will instruct ISS to vote accordingly prior to the voting deadline. MIM, LLC will retain records of documents material to any such determination and the voting of any such proxy.

Material Conflict of Interest
If, it is determined that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to override the guidelines. As part of its deliberations, the Proxy Committee will consider, as applicable, the following:
◦a description of the proposed vote, together with copies of the relevant proxy statement and other solicitation material;
◦data regarding client holdings in the relevant issuer;
◦ pertinent information related to a material conflict of interest, together with all relevant materials;
◦the vote indicated by the Guidelines, together with any relevant information provided by ISS; and
◦the rationale for the request for an Override, together with all relevant information.
◦
After review, the Proxy Committee will arrive at a decision based on the guiding principle of seeking the maximization of the economic value of clients’ holdings. The Proxy Committee may vote to authorize an Override with respect to such a vote notwithstanding the presence of a material conflict of interest only if the Proxy Committee determines that such an Override would be in the best interests of clients. Whether or not the committee authorizes an Override, the Proxy Committee’s deliberations and decisions will be appropriately documented and such records will be maintained by the group responsible for keeping records of the Proxy Committee’s meetings.

2.5 Votes Not Governed by Guidelines

In the event that there is a matter presented for a proxy vote that is not governed by the Guidelines, the Proxy Committee will follow a process similar to that set forth above in determining how to vote the proxy. In the event of a conflict of interest, the Proxy Committee also will follow a process similar to that set forth above. In such a scenario, the relevant portfolio management team will make a recommendation to the Proxy Committee as to how such proxy should be voted, based on the portfolio management team’s assessment of the particular matter(s) at issue and what they believe to be in the best interest of the client, with the intent to maximize the economic value of the particular security. Under normal circumstances, the Proxy Committee shall approve the portfolio management team’s recommendation, and a member of MIM, LLC will instruct ISS to vote in accordance with the recommendation. In the event that MIM, LLC Legal determines that there is a material conflict of interest with respect to the relevant shareholder vote, a special meeting of the Proxy Committee will be required to

MetLife Investment Management (Logo)
arrive at a voting decision, following the applicable considerations and documentation requirements set forth in the “Material Conflict of Interest” section above.

2.6 No Undue Influence

If at any time any MIM, LLC associate is pressured or lobbied with respect to overriding the Guidelines for a particular shareholder vote, such person should provide information regarding such activity to the CCO who will notify Investments Legal and the Proxy Committee and maintain a record of this information. The Proxy Committee will consider this information in evaluating any proposed Override with respect to such a vote.

2.7 Books and Records Retention

MIM, LLC maintains records of all proxies voted in accordance with Section 204-2 of the Advisers Act. MIM, LLC may delegate this responsibility to ISS or any other proxy voting and recording service provider retained by MIM, LLC. As required and permitted by Rule 204-2(c) under the Advisers Act, the following records are maintained:
a.a copy of these policies and procedures;
b.proxy statements received regarding client securities;
c.a record of each vote cast, and such records are accessible to MIM, LLC;
d.a copy of any document created by MIM, LLC that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
e.each written client request for proxy voting records and MIM, LLC’s written response to any (written or oral) client request for such records.

Policy Approval

Approver	Version Approved
Policy Owner	December 2021

Nuveen Asset Management, LLC
Proxy Voting Policies and Procedures
Effective Date: January 1, 2011, as last amended March 05, 2020

I.General Principles
A.Nuveen Asset Management, LLC (“NAM”) is an investment sub-adviser for certain of the Nuveen Funds (the “Funds”) and investment adviser for institutional and other separately managed accounts (collectively, with the Funds, “Accounts”). As such, Accounts may confer upon NAM complete discretion to vote proxies. 1
B.When NAM has proxy voting authority, it is NAM’s duty to vote proxies in the best interests of its clients (which may involve affirmatively deciding that voting the proxies may not be in the best interests of certain clients on certain matters). In voting proxies, NAM also seeks to enhance total investment return for its clients.
C.If NAM contracts with another investment adviser to act as a sub-adviser for an Account, NAM may delegate proxy voting responsibility to the sub-adviser. Where NAM has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies, subject to oversight by NAM.
D.NAM’s Proxy Voting Committee (“PVC”) provides oversight of NAM’s proxy voting policies and procedures, including (1) providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws; and (2) approving the proxy voting policies and procedures.
II.Policies
The PVC after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies (“Policies”) of Institutional Shareholder Services, Inc. ("ISS"), a leading national provider of proxy voting administrative and research services.i As a result, such Policies set forth NAM’s positions on recurring proxy issues and criteria for addressing non-recurring issues. These Policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted the Policies as drafted by ISS, NAM maintains the fiduciary responsibility for all proxy voting decisions.
1 NAM does not vote proxies where a client withholds proxy voting authority, and in certain non- discretionary and model programs NAM votes proxies in accordance with its Policies in effect from time to time. Clients may opt to vote proxies themselves, or to have proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost. i ISS has separate polices for Taft Hartley plans and it is NAM’s policy to apply the Taft Hartley polices to accounts that are Taft Hartley plans and have requested the application of such policies.

III.Procedures
A.Supervision of Proxy Voting. Day-to-day administration of proxy voting may be provided internally or by a third-party service provider, depending on client type, subject to the ultimate oversight of the PVC. The PVC shall supervise the relationships with NAM’s proxy voting services, ISS. ISS apprises Nuveen Global Operations (“NGO”) of shareholder meeting dates, and casts the actual proxy votes. ISS also provides research on proxy proposals and voting recommendations. ISS serves as NAM’s proxy voting record keepers and generate reports on how proxies were voted. NGO periodically reviews communications from ISS to determine whether ISS voted the correct amount of proxies, whether the votes were cast in a timely manner, and whether the vote was in accordance with the Policies or NAM’s specific instructions
B.General Avoidance of Conflicts of Interest.
1.NAM believe that most conflicts of interest faced by NAM in voting proxies can be avoided by voting in accordance with the Policies. Examples of such conflicts of interest are as follows: 2
a.The issuer or proxy proponent (e.g., a special interest group) is TIAA- CREF, the ultimate principal owner of NAM, or any of its affiliates.
b.The issuer is an entity in which an executive officer of NAM or a spouse or domestic partner of any such executive officer is or was (within the past three years of the proxy vote) an executive officer or director.
c.The issuer is a registered or unregistered fund or other client for which NAM or another affiliated adviser has a material relationship as investment adviser or sub-adviser (e.g., Nuveen Funds and TIAA Funds) or an institutional separate account.
d.Any other circumstances that NAM is aware of where NAM’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be materially compromised.
2.To further minimize this risk, Compliance will review ISS’ conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest ISS may face.
2 A conflict of interest shall not be considered material for the purposes of these Policies and Procedures with respect to a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.
Nuveen Asset Management, LLC

3.In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVC shall direct ISS how to vote. The PVC shall receive voting direction from appropriate investment personnel. Before doing so, the PVC will consult with Legal to confirm that NAM faces no material conflicts of its own with respect to the specific proxy vote.
4.Where ISS is determined to have a conflict of interest, or NAM determines to override the Policies and is determined to have a conflict, the PVC will recommend to NAM’s Compliance Committee or designee a course of action designed to address the conflict. Such actions could include, but are not limited to:
a.Obtaining instructions from the affected client(s) on how to vote the proxy;
b.Disclosing the conflict to the affected client(s) and seeking their consent to permit NAM to vote the proxy;
c.Voting in proportion to the other shareholders;
e.    Recusing the individual with the actual or potential conflict of interest from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or
f.    Following the recommendation of a different independent third party.
5.In addition to all of the above-mentioned and other conflicts, the Head of Equity Research, NGO and any member of the PVC must notify NAM’s Chief Compliance Officer (“CCO”) of any direct, indirect or perceived improper influence exerted by any employee, officer or director of TIAA or its subsidiaries with regard to how NAM should vote proxies. NAM Compliance will investigate any such allegations and will report the findings to the PVC and, if deemed appropriate, to NAM’s Compliance Committee. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers, or notification of the appropriate regulatory authorities. In all cases, NAM will not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.
C.Proxy Vote Override. From time to time, a portfolio manager of an account (a “Portfolio Manager”) may initiate action to override the Policies’ recommendation for a particular vote. Any such override by a NAM Portfolio Manager (but not a sub-adviser Portfolio Manager) shall be reviewed by NAM’s Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one member of the PVC shall authorize the override. If a material conflict exists, the conflict and, ultimately, the override recommendation will be rejected and will revert to the original Policies recommendation or will be addressed pursuant to the procedures described above under “Conflicts of Interest.”
In addition, the PVC may determine from time to time that a particular recommendation in the Policies should be overridden based on a determination that the recommendation is inappropriate and not in the best interests of shareholders. Any such determination shall be reflected in the minutes of a meeting of the PVC at which such decision is made.
Nuveen Asset Management, LLC

D.Securities Lending.
1.In order to generate incremental revenue, some clients may participate in a securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.
2.Portfolio Managers and/or analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Agent to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.
E.Proxy Voting Records. As required by Rule 204-2 of the Investment Advisers Act of 1940, NAM shall make and retain five types of records relating to proxy voting; (1) NAM’s Policies; (2) proxy statements received for securities in client accounts; (3) records of proxy votes cast by NAM on behalf of clients accounts; (4) records of written requests from clients about how NAM voted their proxies, and written responses from NAM to either a written or oral request by clients; and (5) any documents prepared by the adviser that were material to making a proxy voting decision or that memorialized the basis for the decision. NAM relies on ISS to make and retain on NAM’s behalf certain records pertaining to Rule 204-2.
F.Fund of Funds Provision. In instances where NAM provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this procedure results in a vote of any shares in a manner different than the Policies’ recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.
G.Legacy Securities. To the extent that NAM receives proxies for securities that are transferred into an account’s portfolio that were not recommended or selected by it and are sold or expected to be sold promptly in an orderly manner (“legacy securities”), NAM will generally refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities would not further NAM’s interest in maximizing the value of client investments. NAM may agree to an account’s special request to vote a legacy security proxy, and would vote such proxy in accordance with the Policies.
H.Terminated Accounts. Proxies received after the termination date of an account generally will not be voted. An exception will be made if the record date is for a period in which an account was under NAM’s discretionary management or if a separately managed account (“SMA”) custodian failed to remove the account’s holdings from its aggregated voting list.
Nuveen Asset Management, LLC

I.Non-votes. NGO shall be responsible for obtaining reasonable assurance from ISS that it voted proxies on NAM’s behalf, and that any special instructions from NAM about a given proxy or proxies are submitted to ISS in a timely manner. It should not be considered a breach of this responsibility if NGO or NAM does not receive a proxy from ISS or a custodian with adequate time to analyze and direct to vote or vote a proxy by the required voting deadline.
NAM may determine not to vote proxies associated with the securities of any issuer if as a result of voting such proxies, subsequent purchases or sales of such securities would be blocked. However, NAM may decide, on an individual security basis that it is in the best interests of its clients to vote the proxy associated with such a security, taking into account the loss of liquidity. In addition, NAM may determine not to vote proxies where the voting would in NAM’s judgment result in some other financial, legal, regulatory disability or burden to the client (such as imputing control with respect to the issuer) or to NAM or its affiliates.
NAM may determine not to vote securities held by SMAs where voting would require the transfer of the security to another custodian designated by the issuer. Such transfer is generally outside the scope of NAM’s authority and may result in significant operational limitations on NAM’s ability to conduct transactions relating to the securities during the period of transfer. From time to time, situations may arise (operational or otherwise) that prevent NAM from voting proxies after reasonable attempts have been made.
J.Review and Reports.
1.The PVC shall maintain a review schedule. The schedule shall include reviews of the Policies and the policies of any Sub-adviser engaged by NAM, the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVC. The PVC shall review the schedule at least annually.
2.The PVC will report to NAM’s Compliance Committee with respect to all identified conflicts and how they were addressed. These reports will include all accounts, including those that are sub-advised. NAM also shall provide the Funds that it sub-advises with information necessary for preparing Form N-PX.
K.Vote Disclosure to Clients. NAM’s institutional and SMA clients can contact their relationship manager for more information on NAM’s Policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and NAM’s vote.
IV.Responsible Parties
PVC
NGO
NAM Compliance
Legal Department

Nuveen Asset Management, LLC

ORIGIN ASSET MANAGEMENT
Procedures and Control Processes
Proxy voting
December 2021
Control objective 8: Responsibility for generating proxy voting instructions is clearly established.
Proxy voting instructions are generated and recorded and carried out accurately and in a timely manner.
Whilst Origin has full oversight responsibilities, the generation of proxy voting instructions and ensuring that they are recorded and carried out accurately and in a timely manner has been outsourced to the international governance research and voting specialist Glass Lewis and the Broadridge ProxyEdge voting platform with monitoring and oversight undertaken by Origin.
Glass Lewis is an independent global voting and governance specialist and is currently used by institutional investors representing over $15 trillion in assets. Its team of approximately 200 full time researchers provides contextual, objective governance analysis and proxy voting recommendations on shareholder votes on over 23,000 companies in 100 markets worldwide.
For clients that require us to vote proxies the firm’s default policy is to set up standing instructions for all global markets where Origin is invested with Broadridge via their web based online system ProxyEdge to vote in line with the Glass Lewis proxy guidelines. These are available at www.glasslewis.com.
The proxy guidelines specifically address key governance issues such as board composition, remuneration, the appointment of auditors, dividend distributions and Long Term Incentive Plans.
Access to our online ProxyEdge log in is restricted to the members of the operations team.
Having set up standing instructions for all client accounts that require us to vote proxies as detailed above, the operations team also receive regular email notifications from ProxyEdge whenever a shareholder meeting has been announced providing brief details of the company, meeting date and vote instruction deadline.
The operations team on at least a monthly basis log in to ProxyEdge to check and review that all meetings have been voted in accordance with the Glass Lewis recommendations mentioned above.
On a bi-monthly basis, the Operations Team will download a report and circulate this to the Investment Team (cc: Compliance) of all impending votes for the next two months together with recommendations from Glass Lewis. This gives the Investment Team visibility and the option to amend on any proposals.
The Operations Team also has access to the Glass Lewis recommendations and rationale via a link within ProxyEdge. This link opens the Glass Lewis website (a specific log-in and password are required) and directs the user to the reports for the specific company vote which can be downloaded if required. There is also a search function to check recommendations for historic meetings.
1

A summary of meetings held and shares voted is produced on a quarterly basis as part of our client reporting to both segregated and pooled fund clients by generating and downloading Vote Audit and Vote Summary reports from ProxyEdge for the period.
The downloaded reports in both Excel and PDF formats are saved to the shared drive K:\ Operations \ Proxy Voting \ Reports and then reformatted and edited accordingly in Excel prior to being cut and pasted into the client reports. The edited reports produced by a member of the operations team are subsequently checked and reviewed by a senior member of the operations team.
The collation and production of all monthly and quarterly client reporting is covered in detail under Procedure 4 – Client Reporting.
The firm is in compliance with the Financial Reporting Council’s UK Stewardship Code and Shareholders Rights Directive II regarding corporate governance and engagement.
A copy of Origin’s latest disclosure response to the UK Stewardship Code and Shareholders Rights Directive II is stored in the shared drive K:\ Policies & Procedures
Compliance Monitoring and Policy Review
An investment adviser that retains a third party proxy advisory service provider to provide voting recommendations or voting execution services also should consider additional steps to evaluate whether the investment adviser’s voting determinations are consistent with its voting policies and procedures and in the client’s best interest before the votes are cast. The operations and investment teams view all “pre-populated” vote recommendation by the third party proxy advisory firm before they are cast via the electronic voting platform.
Compliance will conduct the following reviews:
1)An annual review of the Firm’s internal compliance monitoring procedures and policies with respect to proxy voting.
2)An annual review of the adequacy of service provided by the third party proxy voting service provider and its compliance with the SEC guidelines and federal law with respect to proxy voting. Compliance will review the Glass Lewis documentation under the Compliance section of their website (https://www.glasslewis.com/due_diligence_resources/). The object is to ensure that Glass Lewis processes and procedures are in line with relevant SEC guidance as well as the SRDII.
2

3)A quarterly review of the ongoing communication of voting intentions to the investment team to ensure that these are visible to the investment team. As part of the monthly compliance monitoring plan, compliance currently check that the operations team have shared the voting recommendations from Glass Lewis for upcoming votes with the compliance and investment teams. There is an automatic Proxy Edge email alert containing corporate events alerts and one from Operation with a summary of all upcoming proxy votes.
The emails look like this:

3

4)A quarterly sample test of pre-populated voting intentions focused on votes that are likely to impact the client, such as those for corporate events or contested elections of directors, to ensure the voting rationales and relevant background information supplied by the third party proxy voting service provider is available and of adequate quality.
5)Ad-hoc reviews of company-specific voting intentions where the Firm considers this appropriate based on the above sample testing.
4

PineBridge Investments LLC
Proxy Voting Policies and Procedures

20 December 2021

The information contained herein is the property of PineBridge Investments and may not be copied, used, or disclosed, in whole or in part, stored in a retrieval system, or transmitted in any form or by any means (electronic, mechanical, reprographic, recording, or otherwise) without the prior written permission of PineBridge Investments.

Proxy Voting Policies and Procedures                            (PineBridge Investments logo)
I.Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in their best interest. We believe considering forward looking improvement in ESG issues is in the economic interest of our Clients. Please refer to the PineBridge Stewardship and Engagement Policy for details on how PineBridge interacts with companies, entities or other market participants on Environmental, Social and Governance (ESG) issues.
II.Policy Statement
Proxy Procedures
As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping
PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and;
(v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations
PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although
U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel) and will attempt to resolve all conflicts in the Client’s best interest.
20 December 2021 2

Proxy Voting Policies and Procedures                            (PineBridge Investments logo)
III.Procedures
•Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
•If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.
•If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
•PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations.
•The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios.
Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
•Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
•In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.

20 December 2021 3

CONFIDENTIAL
DDJ CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES
Updated March 13, 2012
I.Overview
In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940 (the "Advisers Act"), DDJ Capital Management, LLC ("DDJ"), a registered investment adviser, has adopted and implemented these Proxy Voting Policies and Procedures (the "Policies") that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients. Because our authority to vote proxies on behalf of our clients is established by our advisory contracts with such clients, the Policies have been tailored to reflect these specific contractual obligations.1 The Policies also reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).
II.Statement of Proxy Voting Policy
It is the policy of DDJ to vote all proxies in the best interests and for the benefit of its clients. We believe that this means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote.
DDJ primarily manages investments in high-yield and distressed debt, rather than equity, securities. As a result, DDJ does not receive proxies in connection with most of our clients' investment positions. However, certain of our client accounts do hold equity securities. Many of the proxies received by DDJ with respect to securities held in client accounts relate to special situations, such as the restructuring of an issuer that is emerging or recently emerged from bankruptcy, that is in financial distress or that has significant debt obligations but improving fundamentals. DDJ believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, DDJ generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by-case basis. DDJ generally gives similar, case-by-case treatment to proxies with respect to securities of other issuers, with the exception of routine matters noted below. Normally, voting decisions are made by the portfolio manager or research analyst responsible at the time of the vote for monitoring the corporate events of the particular issuer of the securities to be voted. DDJ believes such individualized consideration of proxy voting decisions best serves our clients' interests. For certain more routine matters that are commonly presenting to shareholders for vote and that do not involve issuers in special situations or other circumstances requiring individual analysis, DDJ has established general voting guidelines that are set forth in Section VII of these Policies. However, with respect to any particular proxy, DDJ is not obligated to follow these general voting guidelines.
1 Certain clients may withhold proxy voting authority from DDJ. In such instances, DDJ will not vote any proxies received with respect to the underlying client account, though DDJ may provide consultation to such client in advance of any applicable voting deadline.
1

CONFIDENTIAL
In certain circumstances, DDJ may elect to not vote proxies with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client's account; (b) the proxy or related materials are not received in sufficient time to allow DDJ to analyze the material or cast an informed vote by the voting deadline; or (c) DDJ concludes that the costs of voting a proxy outweigh any potential benefits to its clients.
III.    Proxy Voting Procedures
DDJ has designated an internal proxy administrator (the "Administrator"). The Administrator is responsible for coordinating the review and voting of client proxies. With respect to pending proxy matters, the Administrator reviews on a regular basis the information provided to us electronically by the custodians for our clients (generally, in whose name (or nominee name) the security has been registered). 2 Upon concluding that a proxy has been distributed to shareholders by an issuer in which a client has a long position, the Administrator monitors incoming regular mail for paper copies of such proxies. The Administrator follows up directly with the custodian, issuer and/or Automatic Data Processing, Inc. ("ADP") in the event that the issuer (or other shareholder service) has not timely delivered such paper proxy to DDJ.
Following receipt of a proxy, the Administrator reviews the proxy and the matters to be voted therein. The Administrator also cross-checks the shareholdings information contained in the proxy with the applicable client holdings report to confirm that the ownership information on file with ADP, the custodian and/or the issuer matches our internal records; to the extent that it does not, the Administrator will attempt to reconcile the discrepancy directly with the applicable custodian. Furthermore, any material conflicts of interest identified by the Administrator are resolved as described in Section IV below. The Administrator then distributes the proxy to the applicable portfolio manager or research analyst so that s/he can review the proxy in accordance with the procedures outlined in Section II above. If the portfolio manager or research analyst is aware of any matter that may constitute a material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the portfolio manager or research analyst will return the completed proxy to the Administrator. The Administrator then provides the Chief Compliance Officer (or a designee) with a copy of the completed proxy for review. If the Chief Compliance Officer is aware of any material conflict of interest, s/he will contact the Administrator such that the conflict may be addressed in accordance with the procedures described in Section IV below. Otherwise, the Administrator votes the proxy in accordance with the instructions provided by the portfolio manager or research analyst typically either electronically (typically via www.proxyvote.com) or via paper ballot, as applicable. 3 After the Administrator has voted the proxy, the Administrator keeps a copy of the proxy, together with a completed internal checklist of proxy procedures maintained by DDJ (the form of which is attached hereto as Exhibit A), for record keeping purposes.
In the event that the Administrator is out of the office, the DDJ Head Trader assumes responsibility for the timely internal distribution and voting of proxies.

2 DDJ may also review ProxyEdge, an electronic proxy notification and voting service to which DDJ subscribes, for information regarding proxy voting.
3 In certain cases, depending on the voting authority provided to DDJ by the underlying client, DDJ may instruct the client's custodian to vote the proxy in accordance with DDJ's direction.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
IV.    Conflicts of Interest
From time to time, DDJ (and/or its affiliates) may have a material conflict of interest with respect to a matter to be voted. For example, it is possible that DDJ (or one of its affiliates) may have a very significant business relationship with either the company whose stock is being voted, the person soliciting the proxy or a third party that has a material interest in the outcome of the proxy vote. If the Administrator identifies or is notified of a potential material conflict of interest, the Administrator will convene a meeting of DDJ's internal proxy committee, which has been created to address situations when such conflicts arise. The internal proxy committee, which consists of one or more members of the DDJ legal department and such other DDJ personnel as may be designated to serve on the committee from time to time, will then meet to determine whether voting on such proxy matter presents a material conflict of interest. In the event that the internal committee concludes that there is a material conflict of interest, DDJ generally will request a waiver of the conflict or voting instructions from the client, a representative of the client or an appropriate independent third party. Specifically:
•for investment fund clients of DDJ that have established an independent board of advisors, DDJ will disclose the conflict to such board of advisers of the applicable investment fund, and either vote the proxy as instructed by the applicable board or obtain a waiver for DDJ to vote the proxy;
•for investment fund clients of DDJ that have not established a board of advisors, DDJ will disclose the conflict (a) to such fund's independent accountants or another unaffiliated third party advisor selected by DDJ, and vote the proxy in accordance with the instructions of such proxy advisor, or (b) to the underlying investors (e.g., limited partners) of such investment fund and seek either voting instructions or a waiver of the conflict directly from a majority in interest with respect to such investors;
•for any commingled vehicle established as a trust, DDJ will disclose the conflict to the trustee of such entity (provided that the trustee is unaffiliated with DDJ), and seek either voting instructions or a waiver of the conflict from such trustee;
•for ERISA accounts, DDJ will disclose the conflict to the plan sponsor, trustee or other named fiduciary for the plan and seek either voting instructions or a waiver of the conflict from such fiduciary; and
•for other non-ERISA separate accounts, DDJ will disclose the conflict to the underlying client and seek either voting instructions or a waiver of the conflict directly from such client.
In the event that the client, client representative or other third party, as the case may be, does not desire to direct the vote of the proxy matter in question, DDJ may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients' best interests and not the product of the conflict. If a material conflict cannot be resolved as described above, DDJ will not vote the proxy.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
V.Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, DDJ maintains records of proxies that it has voted on behalf of its clients. These records include:
(i)a copy of DDJ's internal policies and procedures with respect to proxy voting, as updated from time to time;
(ii)copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC's EDGAR system;
(iii)a record of each vote cast on behalf of our clients;
(iv)a copy of any internal documents created by DDJ that were material to making the decision how to vote proxies on behalf of its clients; and
(v)each written client request for proxy voting records and DDJ's written response to any (written or oral) client request for such records.
With respect to accounts managed on behalf of any plan subject to ERISA, DDJ also maintains accurate proxy voting records to enable the named fiduciary of such accounts to determine whether DDJ is fulfilling its ERISA obligations with respect to a particular account. DDJ will maintain these proxy voting books and records for a period of six years. These records will be maintained for at least the first two years in DDJ's office.
VI.Disclosure
DDJ will provide each client a summary of these Policies. Alternatively, or upon the request of any client, DDJ will provide such client copies of its full Policies as well as information with respect to how DDJ voted proxies on behalf of such client.
VII.    Proxy Voting Guidelines
The following guidelines are not exhaustive and do not include all potential voting issues. Because proxy voting issues and the circumstances of individual portfolio companies are so varied, there may be instances when DDJ will not vote in strict adherence to these guidelines. In addition, votes on matters not covered by these guidelines will be determined in accordance with the proxy voting principles set forth above in Section II. For example, proxy votes that present company-specific issues of a non-routine nature may be more appropriately handled on a case-by-case basis, as described above. At any time, DDJ may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause DDJ to vote differently for different clients on the same matter.
I.    The Board of Directors
A.Director Nominees in Uncontested Elections
Vote for director nominees, examining the following factors:
•long-term corporate performance record of the company's stock relative to a market index; and
•composition of board and key board committees.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
In certain cases, and when information is readily available, we may also review:
•corporate governance provisions and takeover activity;
•board decisions regarding executive pay;
•board decisions regarding majority-supported shareholder proposals in back-to-back years;
•director compensation; and
•number of other board seats held by nominee.
B.Majority of Independent Directors
Vote for proposals that the board be comprised of a majority of independent directors.
Vote for proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
C.Director and Officer Indemnification and Liability Protection
Vote on a case-by-case basis proposals concerning director and officer indemnification and liability protection.
Vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
Vote against indemnification proposals that would expand coverage beyond just legal expenses to include coverage for acts or omissions, such as gross negligence or worse, that are more serious violations of fiduciary obligations than mere carelessness.
Vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director or officer was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.
II.Proxy Contests
A. Director Nominees in Contested Elections
Vote on a case-by-case basis when the election of directors is contested, examining some or all of the following factors:
•long-term financial performance of the company relative to its industry;
•management's track record;
•background to the proxy contest;
•qualifications of director nominees (both slates);
•evaluation of what each side is offering shareholders, as well as the likelihood that the proposed objectives and goals can be met; and
•stock ownership positions of director nominees.
III.Auditors Ratifying
Auditors
Vote for proposals to ratify auditors, unless it appears that: an auditor has a financial interest in or association with the company that impairs the auditor's independence; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
IV.Proxy Contest
Defenses
A. Shareholder Ability to Call Special Meetings
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.
B.Shareholder Ability to Act by Written Consent
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote for proposals to allow or make easier shareholder action by written consent.
C.Shareholder Ability to Alter the Size of the Board
Vote for proposals that seek to fix the size of the board.
Vote against proposals that give management the ability to alter the size of the board without shareholder approval.
V.Capital Structure
A.    Common Stock Authorization
Vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.
B.Stock Distributions: Splits and Dividends
Vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.
C.Reverse Stock Splits
Vote against management proposals to implement a reverse stock split.
D.Share Repurchase Programs
Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
VI.Executive and Director Compensation
In general, we vote on a case-by-case basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.
In evaluating a pay plan, we may consider its dilutive effect both on shareholder wealth and on voting power. We may consider equity-based compensation along with cash components of pay. Administrative features may also be factored into our vote. For example, our policy is that the plan should generally be overseen by a committee of independent directors; insiders should not generally serve on compensation committees.
Other factors, such as repricing underwater stock options without shareholder approval, may cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.
A.Proposals to Limit Executive and Director Pay
Vote on a case-by-case basis all proposals that seek additional disclosure of executive and director pay information.
Vote on a case-by-case basis all other proposals that seek to limit executive and director pay.
Vote for proposals to expense options, unless the company has already publicly committed to expensing options by a specific date.
B.Employee Stock Ownership Plans (ESOPs)
Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than 5% of outstanding shares).
C.401(k) Employee Benefit Plans
Vote for proposals to implement a 401(k) savings plan for employees.
VII. Mergers and Corporate Restructurings
Vote on a case-by-case basis proposals related to mergers and acquisitions, taking into account some or all of the following factors:
•anticipated financial and operating benefits;
•offer price (cost vs. premium);
•prospects of the combined companies;
•how the deal was negotiated; and
•changes in corporate governance and their impact on shareholder rights.
DDJ CAPITAL MANAGEMENT, LLC

CONFIDENTIAL
Exhibit A
Proxy Checklist
Name of Issuer:
Date proxy required to be voted:                Record Date
____    Cross-check proxy ownership disclosure with internal DDJ holdings report
____    Deliver checklist and proxy to Responsible Analyst:
____    Receive completed proxy from Responsible Analyst
____    Deliver completed proxy to Legal Department
____    Receive completed proxy from Legal Department
____    Confirm with CFO, DDJ Head Trader, Responsible Analyst and Legal Department that no material conflicts were identified.
If any of the addressees or copied persons believes that there may be a potential material conflict of interest with respect to a proxy matter to be voted, please notify me so that I may convene a meeting of the DDJ Internal Proxy Committee in accordance with the Policies.
Either:
____    Vote proxy via                      on              in accordance with instructions provided by the Responsible Analyst.
or
____    Convene DDJ Internal Proxy Committee and vote proxy accordingly
____    File proxy in accordance with internal record-keeping procedures

Comments:

Initialed:
Chris Kaminski
Administrator
DDJ CAPITAL MANAGEMENT, LLC

Post Advisory Group Logo

Proxy and Corporate Action Voting Policy
Dated March 2020
Policy
When voting proxies or acting on corporate actions for clients, Post will decide based on the best interests of its clients. Post shall act in a prudent and diligent manner and make voting decisions Post believes enhance the value of the assets of client accounts. With respect to ERISA accounts, plan beneficiaries and participants, voting will be in accordance with ERISA and the U.S. Department of Labor (“DOL”) guidance thereunder. Unless a client specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote proxies or act on other actions received in sufficient time prior to their deadlines as part of its discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
Background
Post Advisory Group, LLC (“Post”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-ended investment companies (“mutual funds”). While Post primarily manages fixed income securities, it does occasionally hold a limited amount of voting securities or securities for which shareholder action is solicited in a client account.
Responsibility
The Chief Compliance Officer (CCO) is responsible for establishing this policy, ensuring that this policy is consistent with applicable federal securities laws and regulations, updating this policy based on changes to federal securities laws and regulations and providing effective disclosure of this policy as applicable. Additionally, the Compliance Department (Compliance) is responsible for evaluating this policy no less frequently than annually. Compliance is also responsible for restricting securities with pending corporate actions in Charles River.
Post’s Operations Department is responsible for voting proxies in a timely manner and consistently across portfolios as well as handling clients’ corporate actions.
Proxy Voting Procedures
Operations will consider each proxy issue individually and vote in a manner which Post believes enhances the value of client accounts overall. Where a proxy proposal raises a material conflict of interest between Post’s interests and the client’s, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client’s account.
Corporate Actions Procedures
The following procedures are following in addressing corporate actions:
•Operations will receive notifications of corporate actions from StateStreet.
•Operations will request and receive instructions from the relevant PM or Analyst covering the security.
•Operations will vote consistent with the instructions in State Street’s CApTAIN system and send confirmatory documentation back to the relevant PM or Analyst.
•For mandatory calls, Operations will add the positions to the cash sheet and Compliance will add those securities to a restricted list in Charles River.
•State Street will automatically execute exchanges due to standing instructions from Post.
Record Retention
All records associated with this policy that require retention shall be maintained according to the record retention obligations enumerated in the attached Recordkeeping Policy.
Proxy and Corporate Action Voting Policy 1

BAIRD EQUITY ASSET MANAGEMENT
BAIRD EQUITY AM’S PROXY VOTING POLICIES AND PROCEDURES
Revised Effective November 18, 2020
I. BACKGROUND
Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) requires that, for an investment adviser to exercise voting authority with respect to client securities, the adviser must:
•adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes clients securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;
•disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Rule 204-2 of the Advisers Act requires that registered investment advisers maintain records of its proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.
II. POLICY
The Baird Equity Asset Management department (“Baird Equity AM”) of Robert W. Baird & Co. Incorporated (the “Advisor” or “Baird”) exercises voting authority with respect to securities held by advisory clients that have executed advisory agreements with Baird and that have delegated proxy voting authority to Baird. Baird owes these clients duties of care and loyalty. Baird’s duty of loyalty requires Baird to vote the proxies in a manner consistent with the best interests of advisory clients. While Baird uses its best efforts to vote proxies, there are instances when voting is not practical or is not, in Baird or the portfolio manager’s view, in the best interest of clients.
As a fiduciary, Baird will ascertain whether the independent proxy voting service has the capacity and competency to analyze proxy issues, which may include considering: the adequacy and quality of the independent proxy voting service’s staffing and personnel; the robustness of its policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest. Further, Baird should ensure that these voting guidelines or recommendation policies are generally appropriate for the clients whose proxies are being voted.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

III.PROXY VOTING COMMITTEE
Baird has established a Proxy Voting Committee (the “Committee”) to oversee Baird’s proxy voting practices, including oversight of the independent proxy voting service. The Committee has established a Proxy Committee Charter to describe its responsibilities under these policies and procedures. The Committee will review, at least annually, these Proxy Voting Policies and Procedures and its Charter. Further, the Committee will appoint a Sub-Committee for Baird’s Asset Management groups to consider proxy voting challenges made by its portfolio managers.
IV.PROXY VOTING GUIDELINES
Baird utilizes an independent provider of proxy voting and corporate governance service to analyze proxy materials and votes and make independent voting recommendations (the “independent proxy voting service”). Baird’s independent proxy voting service is currently Institutional Shareholder Services Inc. (“ISS”).The independent proxy voting service provides proxy voting guidelines regarding its position on various matters presented by companies to their shareholders for consideration. Baird will typically vote shares in accordance with the recommendations made by the independent proxy voting service. However, the independent proxy voting service’s guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond with the opinions of the portfolio managers.
In the event the portfolio manager believes the independent proxy voting service recommendation is not in the best interest of the client, he/she will bring the issue (a “proxy challenge”) to the Sub- Committee by completing a Proxy Vote Challenge Form, which describes, among other things, the issue(s) up for vote and the portfolio manager’s rationale for voting against the voting recommendation of the independent proxy voting service. The Sub-Committee will consider what is in the best interest of clients when evaluating the proxy challenge, including an evaluation of the portfolio manager’s rationale and any potential conflicts of interest. The decision made by the Sub- Committee on the proxy challenge will apply to all advisory accounts managed by the portfolio manager (or team of portfolio managers) that submitted the Proxy Voting Challenge Form, unless the client has directed Baird to utilize specific voting guidelines (e.g., Taft-Hartley guidelines).
For those matters for which the independent proxy voting service does not provide a specific voting recommendation, the portfolio manager will be responsible for casting the vote in a manner he/she believes is in the best interest of clients.
V.PROXY VOTING EXCEPTIONS
There are instances when voting is not practical or is not, in Baird or the portfolio manager’s view, in the best interest of clients. Some examples of these types of situations are described below:
Certain Foreign Companies. Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail additional costs, including, but not limited to: (i) requirements to vote proxies in person; (ii) restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; (iii) proxy statements and ballots being written in a language other than English; (iv) untimely notice of shareholder meetings; (v) restrictions on a foreigner’s ability to exercise votes; and (vi) requirements to provide local agents with a power of attorney to facilitate voting instructions. Baird will use a best efforts basis to vote proxies in these situations after weighing the costs and benefits of voting such proxies.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

Securities Lending Program. The voting rights for shares that are out on loan are transferred to the borrower and therefore the lender is not entitled to vote the lent shares at the shareholder meeting. In general, Baird believes the revenue received from the lending program outweighs the ability to vote. Therefore, when a client has entered into a securities lending program, Baird generally will not seek to recall the securities on loan for the purpose of voting the securities; however, Baird reserves the right to recall the shares on loan on a best efforts basis if the portfolio manager becomes aware of a proxy proposal where the proxy vote is materially important to the client’s account.
VI. CONFLICTS OF INTEREST
There may be instances where Baird’s interests conflict, or appear to conflict, with advisory client interests. For example, Baird (or a Baird affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies. Or, for example, Baird (or Baird’s senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship. There may be a concern that we would vote in favor of management because of our relationship with the company.
We generally believe a material conflict exists if a portfolio manager (or team of portfolio managers) (i) manages or is pursuing management of accounts that are affiliated with the company soliciting proxies, (ii) is aware of investment banking or other relationships that the Advisor has or is pursuing with the company soliciting proxies (or its senior officers) that may give Baird an incentive to vote as recommended by the company, or (iii) has been asked or directed by persons associated with the Advisor or the company soliciting proxies to vote proxies in a certain manner in order to maintain or develop a relationship between the Advisor and the company. The Sub-Committee may also determine a material conflict of interest exists for other reasons.
Baird’s duty is to vote proxies in the best interests of advisory clients. As noted above under the Proxy Voting Guidelines section, Baird will typically vote shares in accordance with the recommendations made by the independent proxy voting service, which generally mitigates conflicts. However, in situations where there is a conflict of interest and the independent proxy voting service does not provide a recommendation or there is a proxy challenge, the Sub-Committee will determine the nature and materiality of the conflict.
•If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to the Advisor or its affiliates.
•If the conflict is determined to be material, the Sub-Committee will take one of the following steps to resolve the conflict:
1.Vote the securities in accordance with the recommendations of an independent third party, such as ISS;
2.Refer the proxy to the advisory client or to a fiduciary of the advisory client for voting purposes;
3.Suggest that the advisory client engage another party to determine how the proxy should be voted;
4.If the matter is not addressed by the independent proxy voting service, vote in accordance with management’s recommendation; or
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

5.Abstain from voting.
VII. PROCEDURES
Baird uses ISS’s electronic voting management system (“proxy voting system”) to assist with executing proxy votes on behalf of clients. Baird Equity Asset Management’s voting instructions for clients are typically pre-populated in the proxy voting system with the ISS voting recommendation shortly after such recommendation is made available by ISS. The vote instruction may be changed in the proxy voting system until the voting cut-off time (e.g., due to a portfolio manager challenge approved by the Committee).
The portfolio managers (or portfolio manager team) are responsible for:
•casting the vote in a manner he/she believes is in the best interest of clients;
•being familiar with the proxy voting guidelines of the independent proxy voting services; and
•completing the Proxy Voting Challenge Form and submitting on a timely basis to the Proxy Voting Sub-Committee when he/she believes the independent proxy voting service recommendation is not in the best interest of the client.
Baird Equity AM Operations is responsible for:
•ensuring a copy of the proxy voting guidelines (and/or changes made to such guidelines) established by the independent proxy voting service are distributed, at least annually, to the portfolio managers (or portfolio management teams);
•distributing periodic reports to the portfolio managers (or portfolio management teams) on upcoming shareholder meetings to assist the portfolio managers in identifying proposals that may not necessarily correspond with the opinions of the portfolio managers (e.g., recommendations against management);
•coordinating with the portfolio manager (or portfolio manager team) the voting recommendation for those matters for which the independent proxy voting service does not provide a specific voting recommendation;
•coordinating, with the assistance of the Compliance Department as needed, any Proxy Voting Sub-Committee meetings;
•ensuring a conflicts check is performed in situations where there is a proxy challenge or the independent proxy voting service does not provide a recommendation or there is a proxy challenge;
•ensuring the results of any Sub-Committee meetings are communicated to the portfolio manager (or portfolio manager teams) and, if the proxy challenge is approved by the Sub- Committee, notifying Baird’s Proxy Support team to cast the votes in accordance with the Sub-Committee’s instructions;
•confirming, when possible prior to the voting cut-off date, that Baird’s Proxy Support team properly recorded into the voting instructions into the proxy voting system (currently, ISS) for any approved proxy challenge or for any matters where the independent proxy voting service did not provide a recommendation; and
•notifying the Proxy Support area of Baird’s Operations group when advisory client request for information on how Baird voted proxies on the advisory client’s behalf.
The Proxy Support area of Baird’s Operations group is responsible for:
•sending to the Baird Equity AM Operations any proposals in which the third party proxy
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

voting services has not provided a recommendation, and
•recording or updating, based on the instructions received, the voting instructions in the proxy voting system for (i) any approved proxy voting challenges and (ii) any matters where the proxy voting service did not provide instructions.
VIII.DISCLOSURE TO CLIENTS
Baird will disclose to clients how they can obtain information from us on how client portfolio securities were voted. At the same time, we will provide a summary of these proxy voting policies and procedures to clients and, upon request, will provide them with a copy of the same. These disclosures will be made in Baird’s Form ADV Part 2A (Brochure).
IX.RECORDKEEPING
The applicable department or department unit will maintain the following records with respect to proxy voting:
•a copy of the proxy voting policies and procedures is maintained by the Compliance Department;
•a copy of all proxy statements received is maintained through the proxy voting system (currently, ISS), the SEC’s EDGAR system or by the Proxy Support team;
•a record of each vote cast on behalf of an advisory client is maintained through the proxy voting system (currently, ISS) or by the Proxy Support team;
•a copy of any document prepared by Baird that was material to making a voting decision or that memorializes the basis for that decision is maintained as part of the records of the Proxy Voting Sub-Committee;
•a copy of each written advisory client request for information on how Baird voted proxies on the advisory client’s behalf is maintained by Baird Equity AM Operations; and
•a copy of any written response to any advisory client request (written or oral) for information on how proxies were voted on behalf of the requesting advisory client is maintained by Baird Equity AM Operations.
These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Advisers Act.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

POLICY ON PROXY VOTING
SPECTRUM ASSET MANAGEMENT, INC.
FOR INVESTMENT ADVISORY CLIENTS:
GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations).  While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:
STANDARDS:
Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:
•That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.
•That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
•That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.
•That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
•That Spectrum will implement a reasonable and sound basis to vote proxies.
PROCESSES:
A.Following ISS’ Recommendations
Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.
From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.

B.Disregarding ISS’ Recommendations
Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against ISS Recommendation(s), Exhibit A hereto, shall be completed in each such instance.
Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the three categories below.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.
Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”
As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.
Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.
Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:
•Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
•Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
•Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
•Publicly available information.
•Information generally known within Spectrum.
•Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.
•Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).
The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).
2.Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.
If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.
Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.
Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

PROXY VOTING GUIDELINES
CATEGORY I:  Routine Administrative Items
Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature.  We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders.  Examples of issues on which we will normally defer to management’s recommendation include:
1.selection of auditors
2.increasing the authorized number of common shares
3.election of unopposed directors
CATEGORY II:  Special Interest Issues
Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.
CATEGORY III:  Issues Having the Potential for Significant Economic Impact
Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.
1.Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.
2.Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.
3.Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.

4.Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.
5.Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
6.Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
7.Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against ISS Recommendation(s)

This form should be completed in instances in which Spectrum Portfolio Manager(s) decide to vote against ISS recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of ISS recommendation (see attached full ISS recommendation:

4. Reasons for voting against ISS recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No
Name of individual contacted:
Date:

7. Contacted other Spectrum portfolio managers who have position in same security: Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.

T. ROWE PRICE ASSOCIATES, INC. AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES
        PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines..
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.
TRP 2022 Proxy Policies and
Procedures.doc Updated: February 2022

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Committee. T. Rowe Price’s Environmental, Social and Governance Committee (“ESG Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the ESG Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the ESG Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The ESG Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Proxy Voting Team. The Proxy Voting team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Corporate Governance Team. Our Corporate Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients' holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

TRP 2022 Proxy Voting Policy and
Procedures. doc Updated: February 2022

Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Voting team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.
T. Rowe Price Voting Policies
Specific proxy voting guidelines have been adopted by the TRPA ESG Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esgpolicy
Global Portfolio Companies
The ESG Committee has developed custom international proxy voting guidelines based on ISS’ general global policies, regional codes of corporate governance, and our own views as investors in these markets. ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Proxy Voting team using T. Rowe Price’s guidelines as set by the TRPA ESG Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
TRP 2022 Proxy Voting Policy and
Procedures. doc Updated: February 2022

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan and how they may affect proxy voting.
Monitoring and Resolving Conflicts of Interest
The TRPA ESG Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the TRPA ESG Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the TRPA ESG Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the TRPA ESG Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The TRPA ESG Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the TRPA ESG Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or TRPA ESG Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
TRP 2022 Proxy Voting Policy and
Procedures. doc Updated: February 2022

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Fund).
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies2.
REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Committee, and certain personnel under the direction of the TRPA ESG Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
2 The FRB Relief and the process for boting of Excess Shares Descirbed herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.
TRP 2022 Proxy Voting Policy and
Procedures. doc Updated: February 2022

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, TRPA ESG Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

TRP 2022 Proxy Voting Policy and
Procedures. doc Updated: February 2022

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

Vaughan Nelson Investment Management, LP

Proxy Polices and Procedures

April 1, 2022

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 addresses an investment adviser’s duty with regard to the voting of proxies for clients. Under the rule an adviser must:

a.Adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the client’s best interest and to address procedures to be undertaken in the event a material conflict arises between the firm’s interest and that of our clients as to how a particular security or proxy issue is voted;

b.Disclose to clients how they may obtain information regarding how the firm voted with respect to the client’s securities; and

c.Describe the firm’s policies and procedures to clients and, upon request, furnish a copy of the policies and procedures to the requesting client.

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) has created a Proxy Voting Policy, Procedures and Guideline which are reasonably designed to ensure proxies are voted in the best interest of our clients, are in compliance with Rule 206(4)-6 and address the areas noted by the U.S. Securities and Exchange Commission (“SEC”) in Staff Legal Bulletin 20 as well as guidance issued from time to time by the SEC. Our authority to vote proxies for our clients is established through either the advisory contract (if the contract is silent, implied by the overall delegation of discretionary authority), or our fiduciary responsibility to ERISA clients under Department of Labor regulations.

A. Proxy Voting Policy

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Vaughan Nelson as investment adviser. Vaughan Nelson has adopted and implemented Proxy Voting Policies and Procedures (“Policy and Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Vaughan Nelson’s fiduciary duty, and all applicable law and regulations. The Policy and Procedures, as implemented by the Vaughan Nelson Proxy Voting Committee (PVC), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), in all cases with the objective of protecting shareholder interests and maximizing shareholder value.

Vaughan Nelson has also created a Proxy Voting Guideline (the “Guideline”) reasonably believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. In drafting this guideline, the firm considered the nature of the firm’s business and the types of securities being managed. The firm created the Guideline to help ensure voting consistency on issues common amongst issuers and to help serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre-determined policy.

Vaughan Nelson uses the services of third parties to provide research, analysis, voting recommendations, and to administer the process of voting proxies for those clients for which Vaughan Nelson has voting authority (collectively the “Proxy Voting Services”). Vaughan Nelson will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

recommendations to Vaughan Nelson unless the Proxy Voting Committee determines that the client’s best interests are served by voting otherwise.

B. General Guidelines

The following general guidelines will apply when voting proxies on behalf of accounts for which Vaughan Nelson has voting authority.

1. Client’s Best Interests. The Policy and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Vaughan Nelson has determined that this means the best investment interest of its clients as shareholders of the issuer. In evaluating our clients’ best interests, Vaughan Nelson has integrated the consideration of ESG Matters into its investment process. The Procedures are intended to reflect the incorporation and impact of these factors in cases where they are material to the growth and sustainability of an issuer. Vaughan Nelson has established its Policy and Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Vaughan Nelson will vote against proposals that it believes could negatively impact the current or future market value of the issuer’s securities during the expected holding period.

2. Client Proxy Voting Authority. Rather than delegating proxy voting authority to Vaughan Nelson, a client may retain the authority to vote proxies for securities in its account (or delegate voting authority to another party). Vaughan Nelson will honor this instruction as included within the investment management agreement or separately authorized document.

3. Stated Proxy Guideline. In the interest of consistency in voting proxies on behalf of its clients, Vaughan Nelson has adopted a Proxy Guideline that identifies issues where Vaughan Nelson will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; or (c) specifically consider its vote for or against a proposal. However, each vote may be cast differently than the stated guideline, taking into consideration all relevant facts and circumstances at the time of the vote. In cases where the recommendation of the issuer’s management and the Proxy Voting Service are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by-case basis by the Proxy Committee.

4. Abstentions, Limitations and Other Exceptions. Vaughan Nelson’s general policy is to vote rather than abstain from voting on issues presented. However, in the following circumstances Vaughan Nelson may not vote a client’s proxy:

a.Mutual Funds – where voting may be controlled by restrictions within the fund or the actions of authorized persons

b.International Securities – where the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so

c.New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material

d.Unsupervised Securities – where the firm does not have a basis on which to offer advice

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

e.Unjustifiable Costs – for example, the firm may abstain from voting a client proxy in a specific instance if, in our good faith determination, the costs involved in voting such proxy cannot be justified (e.g. total client holdings less than 10,000 shares and not held by a mutual fund; costs associated with obtaining translations of relevant proxy materials for non-U.S. securities) in light of the benefits to the client of voting. In accordance with the firm’s fiduciary duties, the firm shall, in appropriate cases, weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The decision will take into account the effect the vote is expected to have on the value of a client’s investment and whether this expected effect would outweigh the cost of voting.

f.Administrative requirements for voting proxies in certain foreign jurisdictions such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.

g.Securities Not Held on Meeting Date – securities held on ‘record date’ but divested prior to the ‘meeting date’

h.The client, as of the record date, has loaned the securities to which the proxy relates and Vaughan Nelson has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities.

i.ERISA accounts – with respect to ERISA clients for whom we have accepted the responsibility for proxy voting, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, and the firm’s duty to avoid prohibited transactions.

5. Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Voting Committee, either directly or by application of this Policy and Guideline. All non-routine issues will generally be considered directly by the Proxy Voting Committee and/or, when necessary, the investment professionals responsible for an account holding the security and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to the Guideline unless special factors require that they be considered by the
PVC and/or the investment professionals responsible for an account holding the security.
Proxy Voting Policies and Procedures

6. Availability of Procedures. Vaughan Nelson includes a description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Vaughan Nelson also provides clients with a copy of its Proxy Voting Procedures.

7. Disclosure of Vote. Vaughan Nelson will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Vaughan Nelson’s policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.

C. Proxy Voting Committee (PVC)

1. Proxy Voting Committee Composition. The Proxy Voting Committee will be composed of a Compliance team member, an Investment team member and other employees of Vaughan Nelson as needed. In the event that any member is unable to participate in a meeting of the Proxy Voting

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

Committee, the member may designate another individual to act on the member’s behalf. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Voting Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Voting Committee will be memorialized electronically.

2. Duties. The Proxy Voting Committee’s specific responsibilities include the following:

a.Annually reviewing the Proxy Voting Policies and Procedures to ensure they continue to be reasonably designed to ensure proxy votes are cast in the clients’ best interest.

b.Annually reviewing, updating and modifying the Guidelines

c. overseeing the vote on proposals according to the predetermined Guideline,

d.directing the vote on proposals where there is reason not to vote according to the predetermined Guideline or where proposals require special consideration,

e.consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate.

D. Proxy Voting Service (PVS)
Vaughan Nelson intends to use a PVS in a limited capacity to assist the firm with its proxy voting responsibilities and to obtain supplemental research information which will assist the firm in voting some proxy items (i.e. ESG related items, items not addressed in the firm’s proxy voting guideline). The PVS will be used primarily to collect proxy ballots for our clients, provide the firm a platform in which to indicate our vote, provide company research as a point of information to assist our firm with voting and assist our firm in generating proxy voting reports.

The PVS will provide updates to Vaughan Nelson in the following instances:

a.A PVS is required to provide their research/voting advice to the registrants who are the subject of the advice. If a registrant issues a response to the proxy advice, The PVS will provide a Proxy Alert (“Alert”) in order for Vaughan Nelson to become aware of a registrant’s views and take such views into account as Vaughan Nelson votes proxies.

b.New material, research becomes available or if the PVS finds that a report contains a material error, the PVS will issue a Proxy Alert (“Alert”) to inform Vaughan Nelson of any corrections and, if necessary, any resulting changes in the vote recommendations. This process ensures the PVS clients who received an original research report will also receive the related Alert (attached to the relevant original report). Vaughan Nelson will be able to cancel or change our vote(s) at any time before the cut-off date if we determine that a change in vote is warranted by the new information.

Given the different business lines of a PVS, there will be instances where the research received from the PVS might be influenced by a conflict of interest resulting from the PVS’s affiliations or other relationships/engagements the PVS has with an issuer. Vaughan Nelson will become informed of these conflicts by:

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

1.Periodically obtaining an updated list of the PVS’s affiliates and a list of its significant relationships with publicly traded issuers that are clients.

Vaughan Nelson will use these lists along with any available on-line tools made available by the         PVS to determine if an upcoming proxy vote may present a conflict of interest for the PVS and take that     information into consideration if we intend to use the PVS’s research to vote a proxy item that is not     addressed in our firm’s recurring Proxy Voting Guideline.

2.Obtaining a copy of the PVS’s Code of Ethics and Policies and Procedures (or similar document) to ensure they address the topic of conflicts of interest with their employees and have processes in place to mitigate any issues.

3.Reviewing for indications of conflict for each proxy to be voted.

Vaughan Nelson will perform a third party service provider review of the PVS on an annual basis to determine whether the PVS: a) has been the subject of any inquiries, subpoenas, investigations or penalties by the SEC or any other regulator; b) has the capacity and competency (i.e. staffing, technology) to adequately analyze matters and provide its services; c) has appropriate disclosure regarding the source of information and methodologies used in formulating recommendations; d) has an effective process for seeking timely input from issuers and clients regarding its voting policies, methodologies, peer group construction, identifying and addressing conflicts of interest; e) has a process to correct material deficiencies in the issuer information or research it has provided.

E. Conflicts of Interest

Vaughan Nelson has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. When determining the vote on any proposal, the Proxy Committee will not consider any benefit to Vaughan Nelson, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

Vaughan Nelson envisions only rare situations where a conflict of interest would exist or potentially exist between our firm and our clients given the nature of our business, clients, relationship and the types of securities being managed. Notwithstanding, an actual or potential conflict may be resolved in either of the following manners:

a.If the proposal that gives rise to an actual or potential conflict is specifically addressed in the Guideline, the firm may vote the proxy in accordance with the pre-determined Guideline (provided that the pre-determined Guideline involves little or no discretion on the firm’s part);

b.Otherwise, the firm will follow the recommendations of the PVS as to how the proxy should be voted. However, if the conflict of interest is a result of the PVS’ affiliations or other lines of business, then the firm will take that information into consideration if the firm intends to use the PVS’s research to vote a proxy item that is not addressed in our firm’s recurring Proxy Voting Guideline.

Vaughan Nelson, as an indirect subsidiary of a Bank Holding Company (Natixis), is restricted from voting the shares it has invested in banking entities on behalf of its clients in instances where the aggregate ownership of all the Bank Holding Company’s investment management subsidiaries exceed 5%

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

of the outstanding voting shares of a bank. Where the aggregate ownership described exceeds the 5% threshold, the firm will instruct the PVS, an independent third party, to vote the proxies in line with their recommendation.

F. Recordkeeping

Vaughan Nelson or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Vaughan Nelson that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Vaughan Nelson’s written response to any (written or oral) client request for such records. Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Vaughan Nelson.

G. Proxy Voting Procedures
The procedures to be performed by a Compliance Individual (CI), a Portfolio Administrator (PA) and, as needed, the Proxy Voting Committee (or representative thereof) in the execution of our proxy voting duty to clients will be as follows:

Client account Setup/Reconciliation

1.New clients will receive a copy of the “Description of Proxy Voting Policies and Procedures” as part of information provided in connection with the firm’s New Client Checklist. This document details the proposed scope of Vaughan Nelson’s proxy voting responsibilities and summarizes the processes used to vote proxies on behalf of a client if the client delegates the proxy voting responsibility to Vaughan Nelson.

2.At the time a contract is entered into a determination will be made as to whether the client will retain proxy voting responsibilities. A separate acknowledgement will be obtained where the client elects to retain proxy voting responsibilities, if so desired.

3.The PA will arrange for client proxy material to be forwarded to the PVS for voting.

4.Vaughan Nelson uploads an automated FTP position file each day (on a settlement date basis) detailing all the securities held on behalf of our clients. The PVS will reconcile the daily file uploaded against their records and inform us if there are any account discrepancies. VN will research the reason for any account discrepancies in a timely manner.

5.The PVS will match the proxy material they receive for the accounts listed in the daily FTP position file and follow up with any custodian that has not forwarded proxies within a reasonable time.

Securities Lending
In many cases Vaughan Nelson’s clients participate in securities lending programs whereby the legal right to vote a proxy is transferred to the borrower as a result of the lending process. From time to time, circumstances may arise where Vaughan Nelson desires to vote shares in an upcoming proxy (i.e. acquisition, contested election, etc.) if it is determined that it is in the client’s best interest. In these cases, Vaughan Nelson, if the record date has not passed, will request the client to ‘recall’ the security in

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

question from loan until the proxy record date in order for the client (and thereby Vaughan Nelson) to be the holder of record in order to cast the proxy vote.

Voting Process

1.The CI will log into the PVS system daily to review the proxy meetings that need to be voted. The CI has developed a desk top procedure help track the upcoming proxy meetings to ensure that all proxies are voted in a timely manner and none are missed.

2.While the PVS system provides a monthly view of upcoming proxy meetings, sometimes the research materials are not immediately available. Through web access and the PVS system, the CI is able to determine for each security its record date, meeting date and whether the PVS has completed proxy research on the security.

3.Once the PVS research reports are available for a proxy meeting, the meeting is ready to be voted. At such time, the CI will review our internal positions/holdings report detailing the shares held of the security for our clients and compare it for reasonableness to the positions/holdings report provided by the PVS. Sometimes, share discrepancies exist because a client might have shares on loan or because clients have opted to retain the responsibility to vote their own proxies. Although Vaughan Nelson relies mainly on account reconciliations (instead of share reconciliations) to ensure proxies are being voted, the CI will research certain share discrepancies as detailed in the CI’s desk top procedures.

4.Download the PVS proxy research for each security and save it to a shared drive to be used by the CI if needed.

5.The CI will review any conflict of interest that is flagged by the PVS system and/or any conflict of interest our firm may have in voting the proxy to determine if a material conflict exists. Any material conflict of interest will be noted on the proxy voting form and taken into consideration for the proxy vote.

6.The CI will review the proxy issues against the firm’s Guideline and cast each vote on the voting form, if able, and sign off on having voted those issues.

a.If all issues are able to be voted using the firm’s Proxy Voting Guideline, the CI will make the vote online in the PVS system and save a vote confirmation to evidence how the vote was cast.

b.If issues exist for which a case-by-case review must be made the package is forwarded to the PVC. The PVC will review the information within the package and any other necessary information in order to formulate the vote to be cast. If necessary, the proxy item(s) will be forwarded to the appropriate Portfolio Manager for input. The rationale for any departures from the firm’s Guideline will be documented within the package. All votes will be indicated on the voting form and a member of the PVC or the Portfolio Manager will sign off as to having voted those issues. The package will then be returned to the CI for voting.

c.As described under “Conflicts of Interests”, where a material conflict exists the firm may vote the issue 1) in accordance with the Guideline if the application of such policy to the

(Vaughan Nelson Logo)

Proxy Voting Polices and Procedures

issue at hand involves little or no discretion on the part of the firm, or 2) as indicated by the independent third-party research firm (if the PVS has no conflict), or 3) If both VN and the PVS have a conflict of interest, then this will be documented and taken into consideration when determining how the vote will be cast in the client’s best interest. By voting conflicts in accordance with the indication of an independent third-party, the firm will be able to demonstrate that the vote was not a product of a conflict of interest. An indication that this was the approach taken to vote the issue will noted on the proxy vote documentation that is maintained by the CI.

7.Through the software interface with the PVS, the CI will indicate, review and submit our vote on individual securities. The CI is able to re-submit our vote up until the day before the meeting which can accommodate cases where new information may come to light.

8.The PVS will then process the vote with the issuer on behalf of the firm.

Victory Capital (logo)

Compliance Policy Executive Summary
Policy Name:	H-12 Proxy Voting Policy
Applicability:	Victory Capital Managemenet Inc. ("Victory Capital")
Category:	Investments- General
Compliance owner:	Chief Compliance Officer, Victory Capital
Business Owner:	Director Responsible Investment, Victory Capital
Effective Date:	June 1, 2022
Executive Summary:	Policy and procedures governing the voting of client securities

BACKGROUND AND RISKS

Voting rights associated with security ownership are closely related to the discretionary asset management services Victory Capital provides to its clients. Therefore, Victory Capital should be capable of accepting and exercising voting authority on behalf of clients with the same standard of care, skill, prudence, and diligence it is subject to when exercising its investment authority on behalf of clients. Further, in order to exercise voting authority on behalf of clients, Victory Capital must comply with Rule 206(4)-6 (the “proxy rule”) which requires Victory Capital to adopt and implement written policies and procedures designed to ensure it votes securities in the best interest of clients including managing material conflicts of interest between Victory Capital and its clients. The proxy rule also requires Victory Capital to disclose to clients a summary of its proxy voting policies and procedures, how they may obtain a copy of these procedures, and information about how Victory Capital voted their securities.

Inability to accept and exercise voting authority on behalf of clients or failure to comply with the proxy rule could result in violations of securities law, breach of fiduciary duty, client harm, or damage to Victory Capital’s reputation.

POLICY

Victory Capital will establish policies and procedures and retain resources necessary to ensure it is capable of exercising voting authority on behalf of clients according to the same standard of care with which it exercises investment authority. Because Victory Capital will exercise voting authority, it will comply with the proxy rule and must vote securities in the best interest of clients.

For purposes of this policy, voting in the best interest of clients means using complete and accurate information to vote with the objective of increasing the long-term economic value of client assets. Similar to investment decision making, voting decisions are qualitative in nature and Victory Capital will

Victory Capital (logo)

consider a variety of factors to arrive at vote decisions. Further a voting decision in the same security may be different between clients for the same reasons Victory Capital clients are invested in different securities. For example, client agreements, investment strategies, or specific investment franchise views on ballot proposals may cause the same security to be voted in a different manner across Victory Capital’s client base.

Victory Capital will vote all securities over which it has authority, provided the client has voting rights and there is sufficient time and information available to make informed decisions. Victory Capital will take reasonable steps to obtain appropriate and timely information. In situations where voting may impact the ability to trade a security (e.g., shareblocking), Victory Capital will not vote unless it determines that voting is in a client’s best interest.

For a copy of the guidelines (as defined below) please visit Victory Capital’s website at https://investor.vcm.com/policies. To obtain information on specific proxies voted by Victory Capital, clients may contact their Victory Capital client manager or email an inquiry to client_service_team@vcm.com.
Victory Capital will create, maintain, and retain appropriate records related to voting client securities.

LIST OF REQUIRED CONTROLS

•Proxy Voting Committee (the “committee”)

•Client Investment Management Agreements (“IMAs”)

•Third-party proxy firm (“proxy firm”)

•M-19 Vendor Due Diligence and Oversight (“vendor oversight policy”)

•Proxy voting guidelines

•Annual committee guideline review

•Form ADV, Part 2A

•M-13 Record Retention and Destruction, Appendix A (“recordkeeping requirements”)

CONTROL IMPLEMENTATION PROCEDURES

•The committee will consist of members with experience related to the functional areas applicable to voting client securities including responsible investing, investment management, operations, and compliance. The committee is responsible for exercising Victory Capital’s fiduciary responsibilities related to voting client securities including voting in the best interests of clients and identifying and managing conflicts of interest. The committee will be active, keep a charter, and maintain records that demonstrate adequate execution of its responsibilities.

•When a client enters into an advisory relationship with Victory Capital, proxy voting roles and responsibilities between the client and Victory Capital will be fully disclosed. Responsibilities delegated to Victory Capital will be communicated to the committee and the committee will be responsible for implementing voting requirements in accordance with each IMA.

Victory Capital (logo)

•In order to support its fiduciary duty related to voting client securities, Victory Capital will retain, and the committee will oversee a third-party proxy advisory firm (“proxy firm”) to provide both administrative and advisory services related to voting client securities. Selection and ongoing oversight of the proxy firm will be conducted in accordance with the vendor oversight policy. The Sponsor, as defined in the vendor oversight policy, must be a member of the committee. Currently, Victory Capital retains Institutional Shareholder Services Inc. as its proxy firm.

•The committee will adopt written proxy voting guidelines authored by the proxy firm (“guidelines”). These guidelines can be used as standing instructions on how the proxy firm must vote ballots provided that the committee must:

◦Have the ability to customize the guidelines.
◦Retain the ability to override the guidelines on individual ballot proposals at the client level.
◦Review the guidelines at least annually, implement customizations based on this review, and submit a written memo to the compliance committee documenting the results of the annual review that includes the name of the proxy firm, links to the specific guidelines adopted, and a description of customizations made.
◦Make the memo available to clients upon request.
•
•The purpose of the guidelines is 1) to benefit from the specialized expertise related to voting securities provided by the proxy firm and to provide an independent source to resolve conflicts of interest identified between Victory Capital and its clients. For the first purpose, the committee will take into account the guidelines but will have ultimate responsibility for voting decisions. The committee will, in its discretion, rely on additional sources such as portfolio manager input to ensure the voting decisions it makes are in the best interest of specific clients. If the guidelines are silent on any pending ballot proposal, the committee will exercise its voting responsibility with due care and document the rationale for the vote decision. For the second purpose, if the committee identifies a conflict of interest between Victory Capital and clients, the committee must vote in accordance with the guidelines unless the rationale for deviating from guidelines has unanimous consent from the committee and is put in writing, including an analysis of how the conflict of interest is eliminated, mitigated, or disclosed.
•The proxy firm will provide technology-based platform that provides operational controls over voting securities that include, at minimum, ballot reconciliation, casting complete ballots in a timely manner and in accordance with adopted written guidelines, ability to adjust or override a vote based on committee input, and reporting. The committee is responsible for ensuring these controls are operating as intended though must, at minimum, develop reporting designed to ensure all eligible client accounts are properly set up and configured on the proxy firm’s platform and that the proxy firm is voting securities in accordance with the guidelines and this policy. Such reports should be reviewed by the committee at regular intervals and any exceptions should be referred to the LCR department
•The disclosures required under the proxy rule will be contained in Victory Capital’s Form ADV, Part 2A and will be delivered to clients at the time and frequency required by regulation.
•The committee will be familiar with the recordkeeping requirements related to voting client securities and will maintain records and ensure the proxy firm maintains records for the required periods.

(Westwood Logo)
INVESTMENT ADVISER
PROXY VOTING
POLICIES & PROCEDURES

WESTWOOD HOLDINGS GROUP, INC.

Updated March 31, 2022

27.    PROXY VOTING
27.1. Policy.
Westwood, as a matter of policy and as a fiduciary to our clients, has a responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest. In addition, our policy and practice is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.
27.2. Firm Specific Policy.
Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full-service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, Westwood agrees with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it to be in the client’s best interest. In addition, Westwood will implement “echo voting” (voting pro rata with all other shareholders) for investment company clients relying on Investment Company Act §12(d)(1)(F) and Rule 12d1-3 in order to allow certain purchases of other investment companies in excess of limits that would otherwise apply.
27.3. Responsibility.
Westwood’s Operations Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
27.4. Background.
Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.
Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients, (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities, (c) describe a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients, and (d) to maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
2

27.5. Procedure.
Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines (general guidelines and guidelines specific to Taft Hartley). Westwood conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:
27.5.1. Proxy Voting Records.
With respect to proxy record keeping, the OperationsTeam maintains complete files for all clients. These files include a listing of all proxy materials sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.
27.5.2. Voting Procedures.
a.All employees forward proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients and Glass Lewis provides voting recommendations;
b.Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;
c.Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;
d.Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client or where a different vote is warranted in light of the respective investment strategy;
e.If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and,
f.Broadridge completes the proxy in a timely and appropriate manner.
g.For certain investment companies managed by Westwood and approved by the CCO (each a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management Team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Fund held by a Westwood 12d1F Fund, and will instead, vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management Team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.

3

27.5.3. Disclosure.
a.Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted the client’s proxies;
b.Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm's proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the Firm's advisory agreements.
27.5.4. Client Requests for Information.
a.All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person should be forwarded to the Operations Team; and
b.In response to any request, the Data Management Team prepares a written response with the information requested, and as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.
27.5.5. Voting Guidelines.
a.Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines (general) and (Taft Hartley) are attached; and
b.Westwood analysts review the Glass Lewis proxy voting recommendations using the following guidelines:
i.In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;
ii.Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;
iii.Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
iv.Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;
v.Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and
vi.In reviewing proposals, Westwood further considers the opinion of management, the effect on management, and the effect on shareholder value and the issuer's business practices.
4

27.5.6. Conflicts of Interest.
a.Westwood attempts to identify any conflicts that exist between the interests of the Firm and the client by (i) reviewing the relationship of Westwood with the issuer of each security, and (ii) determining if Westwood or any of its supervised persons has any financial, business or personal relationship with the issuer;
b.If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation; and
c.Westwood will maintain a record of the voting resolution of any conflict of interest.
27.5.7. Recordkeeping.
The Operations Team retains the following proxy records in accordance with the SEC’s five-year retention requirement:
a.These policies and procedures and any amendments;
b.Each proxy statement that Westwood receives;
c.A record of each vote that Westwood casts;
d.Any document Westwood created that was material to making a decision how to vote proxies, or that memorializes that decision, including periodic reports to the Data Management Team or proxy committee, if applicable;
e.A copy of each written request from a client for information on how Westwood voted such client’s proxies and a copy of any written response;
f.Copies of materials used to conduct due diligence on proxy voting service providers; and
g.Records documenting audits and other periodic reviews of proxy voting recommendations.
27.5.8. Proxy Voting Vendor Oversight
Westwood conducts initial and ongoing oversight of proxy voting vendors with participation by the Client Service, Compliance, Operations and Investment teams.
In addition to conducting initial due diligence, Westwood monitors and reviews all third partyy proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, fees and disclosures, and technical and operational capabilities, among other things.
At least annually, Westwood audits on a sampling basis the recommendations received from Glass Lewis to assess the consistency of its recommendations with Glass Lewis’ published guidelines.

5

PART C. OTHER INFORMATION
Item 28. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation
	(1)	a.	Articles of Amendment and Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/26/2019 (Accession No. 0000898745-19-000131)
		b.	Articles of Amendment effective 03/01/2022 - Filed as Ex-99(a)(1)b on 02/24/2022 (Accession No. 0001683863-22-001059)
	(2)	Articles Supplementary dated 09/23/2022 *
(b)	By-laws
	(1)	Amended and Restated By-laws effective 06/09/2020 - Filed as Ex-99(b) on 10/30/2020 (Accession No. 0000898745-20-000619)
(c)	These have been filed either previously or herein as noted in response to Items 28(a) and 28(b).
(d)	Investment Advisory Agreements
	(1)	Amended and Restated Management Agreement dated 09/22/2022 *
	(2)	a.	AllianceBernstein Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)a on 02/26/2020 (Accession No. 0000898745-20-0000125)
		b.	Barrow, Hanley, Mewhinney & Strauss, LLC Sub-Advisory Agreement dated 04/01/2022 - Filed as Ex-99(d)(2)b on 07/01/2022 (Accession No. 0001683863-22-005229)
		c.	(1) BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)c(1) on 10/30/2020 (Accession No. 0000898745-20-000619)
(2) BlackRock International Limited Sub-Sub-Advisory Agreement dated 04/17/2017 - Filed as Ex-99(d)(2)g(3) on 06/09/2017 (Accession No. 0000898745-17-000909)
		d.	Brown Investment Advisory, Inc. Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
		e.	Causeway Capital Management LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)e on 10/30/2020 (Accession No. 0000898745-20-000619)
		f.	ClearBridge RARE Infrastructure (North America) Pty Limited Sub-Advisory Agreement dated 07/31/2020 - Filed as Ex-99(d)(2)f on 10/30/2020 (Accession No. 0000898745-20-000619)
		g.	CoreCommodity Management, LLC Sub-Advisory Agreement dated 05/01/2022 - Filed as Ex-99(d)(2)g on 07/01/2022 (Accession No. 0001683863-22-005229)
		h.	DDJ Capital Management, LLC Amended & Restated Sub-Advisory Agreement dated 01/31/2022 - Filed as Ex-99(d)(2)h on 02/24/2022 (Accession No. 0001683863-22-001059)
		i.	Eagle Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)j on 02/26/2020 (Accession No. 0000898745-20-0000125)
		j.	Emerald Advisers, LLC Amended and Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)k on 02/26/2020 (Accession No. 0000898745-20-0000125)
		k.	(1) Gotham Asset Management, LLC Sub-Advisory Agreement dated 06/25/2019 - Filed as Ex-99(d)(2)m on 10/31/2019 (Accession No. 0000898745-19-000686)
(2) Gotham Asset Management LLC Amendment to Sub-Advisory Agreement dated 10/05/2020 - Filed as Ex-99(d)(2)k(2) on 12/29/2020 (Accession No. 0000898745-20-000772)
		l.	Graham Capital Management, L.P. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)n on 10/30/2020 (Accession No. 0000898745-20-000619)
		m.	Hotchkis & Wiley Capital Management, LLC Sub-Advisory Agreement dated 06/28/2018 - Filed as Ex-99(d)(2)v on 07/13/2018 (Accession No. 0000898745-18-000609)
		n.	Impax Asset Management Limited Sub-Advisory Agreement dated 10/18/2021 - Filed as Ex-99(d)(2)n on 12/28/2021 (Accession No. 0001683863-21-007448)
		o.	Insight North America LLC Amended and Restated Sub-Advisory Agreement dated 04/01/2022 - Filed as Ex-99(d)(2)o on 07/01/2022 (Accession No. 0001683863-22-005229)
		p.	Loomis, Sayles & Company, L.P. Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)q on 10/30/2020 (Accession No. 0000898745-20-000619)
		q.	Los Angeles Capital Management and Equity Research, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)r on 10/30/2020 (Accession No. 0000898745-20-000619)
1

r.
Macquarie Capital Investment Management, LLC (Delaware Investments Fund Advisers) Amended and Restated Sub-Advisory Agreement dated 04/01/2022 - Filed as Ex-99(d)(2)r(2) on 07/01/2022 (Accession No. 0001683863-22-005229)

s.	MetLife Investment Management, LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)u on 10/30/2020 (Accession No. 0000898745-20-000619)
t.	Newton Investment Management, LLC Amended and Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)t on 12/28/2021 (Accession No. 0001683863-21-007448)
u.	Nuveen Third Amended and Restated Sub-Advisory Agreement dated 01/13/2022 - Filed as Ex-99(d)(2)u on 02/24/2022 (Accession No. 0001683863-22-001059)
v.	Origin Asset Management LLP Amended & Restated Sub-Advisory Agreement dated 07/01/2022 - Filed as Ex-99(d)(2)z on 07/01/2022 (Accession No. 0001683863-22-005229)
w.	Pictet Asset Management SA Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)dd(1) on 12/15/2017 (Accession No. 0000898745-17-001335)
x.	PineBridge Investments LLC Sub-Advisory Agreement dated 04/07/2022 - Filed as Ex-99(d)(2)x on 07/01/2022 (Accession No. 0001683863-22-005229)
y.	Post Advisory Group, LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2019 - Filed as Ex-99(d)(2)y on 10/31/2019 (Accession No. 0000898745-19-000686)
z.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement dated 09/22/2022 *
aa.	Robert W. Baird & Co. Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)bb on 02/26/2020 (Accession No. 0000898745-20-0000125)
bb.	(1) Sound Point Capital Management, LP Sub-Advisory Agreement dated 06/24/2016 - Filed as Ex-99(d)(2)nn on 09/23/2016 (Accession No. 0000898745-16-001530)
(2) Sound Point Capital Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ll(2) on 08/31/2017 (Accession No. 0000898745-17-001102)
cc.	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)hh on 02/26/2019 (Accession No. 0000898745-19-000131)
dd.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)dd on 10/30/2020 (Accession No. 0000898745-20-000619)
ee.	Vaughan Nelson Investment Management, LP Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ee on 10/30/2020 (Accession No. 0000898745-20-000619)
ff.	Victory Capital Management Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2019 - Filed as Ex-99(d)(2)oo on 02/26/2019 (Accession No. 0000898745-19-000131)
gg.	(1) Wellington Management Company LLP Amended & Restated Sub-Advisory Agreement dated 01/01/2017 - Filed as Ex-99(d)(2)xx on 01/30/2017 (Accession No. 0000898745-17-000041)
(2) Wellington Management Company LLP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)vv(2) on 08/31/2017 (Accession No. 0000898745-17-001102)
hh.	Westchester Capital Management, LLC Sub-Advisory Agreement dated 10/01/2021 - Filed as Ex-99(d)(2)hh on 12/28/2021 (Accession No. 0001683863-21-007448)
hh.	Westwood Management Corporation Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ii on 10/30/2020 (Accession No. 0000898745-20-000619)

(e)	Underwriting Contracts
(1)
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(2)	a.	Selling Agreement dated 09/27/2019 for Classes A, C, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares - Filed as Ex-99(e)(2)a on 12/17/2019 (Accession No. 0000898745-19-000725)
		b.	Amendment to Selling Agreement for Class S - Filed as Ex-99(e)(2)b on 12/15/2017 (Accession No. 0000898745-17-001335)
(f)	Bonus or Profit Sharing Contracts -- Not Applicable
(g)	Custodian Agreements
	(1)	a.	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 – Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)
		b.	Custody Agreement Supplement between The Bank of New York Mellon and Principal Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(1)b on 02/26/2020 (Accession No. 0000898745-20-0000125)
		c.	Custody Agreement Amendment to Schedule II between The Bank of New York Mellon and Principal Funds, Inc. dated 04/30/2019 - Filed as Ex-99(g)(1)b on 10/31/2019 (Accession No. 0000898745-19-000686)
2

d.
Custody Agreement Supplement dated 04/16/2018 Amendment between The Bank of New York Mellon and Principal Funds, Inc. dated 07/10/2019 - Filed as Ex-99(g)(1)d on 02/26/2020 (Accession No. 0000898745-20-0000125)

		e.	Custody Agreement Supplement between the The Bank of New York Mellon and Principal Funds, Inc. dated 11/07/2019 - Filed as Ex-99(g)(1)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
f.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 01/07/2020 - Filed as Ex-99(g)(1)f on 02/26/2020 (Accession No. 0000898745-20-0000125)

g.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 05/12/2020 - Filed as Ex-99(g)(1)g on 07/01/2022 (Accession No. 0001683863-22-005229)

h.
Custody Agreement Supplement dated 11/07/2019 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 09/23/2021 - Filed as Ex-99(g)(1)h on 07/01/2022 (Accession No. 0001683863-22-005229)

(h)	Other Material Contracts
(1)
Amended and Restated Transfer Agency Agreement for Class A, Class B, Class C, Class J, Class P, Class S, Institutional Class, Class R-6, Class T and Plan Class Shares dated 06/12/2017 - Filed as Ex-99(h)(1) on 02/26/2020 (Accession No. 0000898745-20-0000125)

	(2)	Amended & Restated Shareholder Services Agreement dated 01/12/2007 – Filed as Ex-99(h)(2)h on 12/14/2007 (Accession No. 0000898745-07-000184)
	(3)	Investment Service Agreement dated 10/31/2002 – Filed as Ex-99(h)(3)c on 12/30/2002 (Accession No. 0001126871-02-000036)
	(4)	Amended & Restated Administrative Services Agreement dated 05/01/2010 – Filed as Ex-99(h)(5)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(5)	Amended & Restated Service Agreement dated 05/01/2010 – Filed as Ex-99(h)(6)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(6)	Amended & Restated Service Sub-Agreement dated 9/30/2005 – Filed as Ex-99(h)(7)g on 11/22/2005 (Accession No. 0000870786-05-000263)
	(7)	Principal Funds, Inc. – Contractual Fee Waiver Agreement (12b-1) dated 12/31/2015 – Filed as Ex-99(h)(7) on 01/14/2016 (Accession No. 0000898745-16-000869)
	(8)	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 07/11/2016 - Filed as Ex-99(h)(8)(a) on 09/23/2016 (Accession No. 0000898745-16-001530)
	(9)	Principal Funds, Inc. - Contractual Fee Limit/Waiver Agreement dated 09/22/2022 *
	(10)	Form of Rule 12d1-4 Fund of Funds Investment Agreement - Filed as Ex-99(h)(10) on 02/24/2022 (Accession No. 0001683863-22-001059)
(11)
Powers of Attorney for Barnes, Damos, Dunbar, Halter, Hirsch, McMillan, Nickels, and VanDeWeghe dated 3/18/2020; and for V. Hymes and P. Lattimer dated 12/15/2020 - Filed as Ex-99(j)(3) on 12/28/2020 (Accession No. 0000898745-20-000745)

(i)	Legal Opinion *
(j)	Other Opinions
	(1)	Consent of Auditors *
(k)	Omitted Financial Statements -- Not Applicable
(l)	Initial Capital Agreements
	(1)	Initial Capital Agreement dated 04/26/1993 – Filed as Ex-99(b)(13) on 04/12/1996 (Accession No. 0000898745-96-000012) This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Initial Capital Agreements dated 11/17/1997 – Filed as Ex-99(l)(2) and Ex-99(l)(3) on 09/22/2000 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreements – Filed as Ex-99(l)(4) through (l)(38) on 12/05/2000 (Accession No. 0000898745-00-000021)
	(4)	Initial Capital Agreement dated 12/30/2002 – Filed as Ex-99(l)(39) on 12/30/2002 (Accession No. 0001126871-02-000036)
	(5)	Initial Capital Agreements dated 12/29/2003 and 12/30/2003 – Filed as Ex-99(l)(40) and Ex-99(l)(41) on 02/26/2004 (Accession No. 0001127048-04-000033)
	(6)	Initial Capital Agreement dated 06/01/2004 – Filed as Ex-99(l)(42) on 07/27/2004 (Accession No. 0000870786-04-000163)
	(7)	Initial Capital Agreement dated 11/01/2004 – Filed as Ex-99(l)(43) on 12/13/2004 (Accession No. 0000870786-04-000242)
3

(8)	Initial Capital Agreement dated 12/29/2004 – Filed as Ex-99(l)(44) on 02/28/2005 (Accession No. 0000870786-05-000065)
(9)	Initial Capital Agreement dated 03/01/2005 – Filed as Ex-99(l)(45) on 05/16/2005 (Accession No. 0000870786-05-000194)
(10)	Initial Capital Agreement dated 06/28/2005 – Filed as Ex-99(l)(46) on 11/22/2005 (Accession No. 0000870786-05-000263)
(11)	Initial Capital Agreement dated 03/01/2006 – Filed as Ex-99(l)(47) on 10/20/2006 (Accession No. 0000898745-06-000160)
(12)	Initial Capital Agreement dated 01/10/2007 – Filed as Ex-99(l)(48) on 02/20/2008 (Accession No. 0000950137-08-002501)
(13)	Initial Capital Agreement dated 10/01/2007 and 02/29/2008 – Filed as Ex-99(l)(49) and Ex-99(l)(50) on 03/28/2008 (Accession No. 0000898745-08-000017)
(14)	Initial Capital Agreement dated 05/01/2008 – Filed as Ex-99(l)(51) on 07/17/2008 (Accession No. 0000009713-08-000060)
(15)	Initial Capital Agreement dated 09/30/2008 – Filed as Ex-99(l)(52) on 12/12/2008 (Accession No. 0000898745-08-000166)
(16)	Initial Capital Agreements dated 12/15/2008 – Filed as Ex-99(l)(53) on 12/31/2008 (Accession No. 0000898745-08-000184)
(17)	Initial Capital Agreements dated 03/02/2009 and 09/09/2009 – Filed as Ex-99(l)(54) and Ex-99(l)(55) on 10/29/2010 (Accession No. 0000898745-10-000490)
(18)	Initial Capital Agreement dated 12/30/2009 – Filed as Ex-99(l)(56) on 10/29/2010 (Accession No. 0000898745-10-000490)
(19)	Initial Capital Agreement dated 03/01/2010 – Filed as Ex-99(l)(57) on 10/29/2010 (Accession No. 0000898745-10-000490)
(20)	Initial Capital Agreement dated 03/16/2010 – Filed as Ex-99(l)(58) on 10/29/2010 (Accession No.0000898745-10-000490)
(21)	Initial Capital Agreement dated 07/12/2010 – Filed as Ex-99(l)(59) on 10/29/2010 (Accession No.0000898745-10-000490)
(22)	Initial Capital Agreement dated 09/27/2010 – Filed as Ex-99(l)(60) on 12/30/2010 (Accession No. 0000898745-10-000522)
(23)	Initial Capital Agreement dated 12/29/2010 – Filed as Ex-99(l)(61) on 02/23/2011 (Accession No. 0000898745-11-000040)
(24)	Initial Capital Agreement dated 06/06/2011 – Filed as Ex-99(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)
(25)	Initial Capital Agreement dated 10/24/2011 – Filed as Ex-99(l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)
(26)	Initial Capital Agreement dated 03/01/2012 – Filed as Ex-99(l)(64) on 06/13/2012 (Accession No. 0001144204-12-034634)
(27)	Initial Capital Agreements dated 06/14/2012 – Filed as Ex-99(l)(65) and Ex-99(l)(66) on 07/16/2012 (Accession No. 0001144204-12-039659)
(28)	Initial Capital Agreement dated 12/28/2012 – Filed as Ex-99(l)(67) on 02/28/2013 (Accession No. 0000898745-13-000071)
(29)	Initial Capital Agreement dated 03/01/2013 – Filed as Ex-99(l)(68) on 05/07/2013 (Accession No. 0000898745-13-000459)
(30)	Initial Capital Agreement dated 03/14/2014 (Capital Securities Fund) – Filed as Ex-99(l)(69) on 03/28/2014 (Accession No. 0000898745-14-000513)
(31)	Initial Capital Agreement dated 09/30/2013 (Blue Chip and Global Opportunities) – Filed as Ex-99(l)(70) on 10/31/2013 (Accession No. 0000898745-13-000729)
(32)	Initial Capital Agreement dated 12/30/2013 (Opportunistic Municipal) – Filed as Ex-99(l)(71) on 02/27/2014 (Accession No. 0000898745-14-000071)
(33)	Initial Capital Agreement dated 06/03/2014 (share class additions) – Filed as Ex-99(l)(72) on 06/20/2014 (Accession No. 0000898745-14-000687)
(34)	Initial Capital Agreement dated 06/11/2014 (International Small Company) – Filed as Ex-99(l)(73) on 06/20/2014 (Accession No. 0000898745-14-000687)
(35)	Initial Capital Agreement dated 09/30/2014 (Principal LifeTime Hybrids - Instl) – Filed as Ex-99(l)(75) on 10/15/2014 (Accession No. 0000898745-14-000996)
(36)	Initial Capital Agreement dated 11/25/2014 (Class R-6 - 6 Funds) – Filed as Ex-99(l)(37) on 12/29/2014 (Accession No. 000898745-14-001274)
4

(37)
Initial Capital Agreements dated 12/31/2014 (Real Estate Allocation and Real Estate Debt Income Funds, addition of Class R-6 to Diversified Real Asset and Institutional Class to International Small Company Funds) – Filed as Ex-99(l)(38) on 02/26/2015 (Accession No. 0000898745-15-000123)

(38)	Initial Capital Agreement dated 01/23/2015 (Origin Emerging Markets Fund) – Filed as Ex-99(l)(39) on 02/26/2015 (Accession No. 0000898745-15-000123)
(39)	Initial Capital Agreement dated 02/27/2015 (Cal Muni - Instl) – Filed as Ex-99(l)(40) on 05/18/2015 (Accession No. 0000898745-15-000325)
(40)	Initial Capital Agreement dated 03/10/2015 (Opp Muni - Instl) – Filed as Ex-99(l)(41) on 05/18/2015 (Accession No. 0000898745-15-000325)
(41)	Initial Capital Agreement dated 05/18/2015 (Tax-Exempt Bond - Instl) – Filed as Ex-99(l)(42) on 06/12/2015 (Accession No. 0000898745-15-000404)
(42)	Initial Capital Agreement dated 09/28/2015 (EDGE MidCap - Instl) – Filed as Ex-99(l)(43) on 10/19/2015 (Accession No. 0000898745-15-000750)
(43)
Initial Capital Agreement dated 08/24/2015 (California Municipal Fund - P, Principal LifeTime Hybrid Income - R-6, Principal LifeTime Hybrid 2015 - R-6, Principal LifeTime Hybrid 2020 - R-6, Principal LifeTime Hybrid 2025 - R-6, Principal LifeTime Hybrid 2030 - R-6, Principal LifeTime Hybrid 2035 - R-6, Principal LifeTime Hybrid 2040 - R-6, Principal LifeTime Hybrid 2045 - R-6, Principal LifeTime Hybrid 2050 - R-6, Principal LifeTime Hybrid 2055 - R-6, Principal LifeTime Hybrid 2060 - R-6, SAM Balanced - P, SAM Conservative Balanced - P, SAM Conservative Growth - P, SAM Flexible Income - P, SAM Strategic Growth - P, Tax-Exempt Bond Fund - P) – Filed as Ex-99(l)(44) on 09/18/2015 (Accession No. 0000898745-15-000653)

(44)
Initial Capital Agreement dated 03/07/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Global Real Estate Securities Fund) - Filed ax Ex-99(l)(47) on 03/29/2016 (Accession No. 0000898745-16-001192)

(45)
Initial Capital Agreement dated 03/29/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Blue Chip Fund and Diversified Real Asset Fund; and Class P shares to the Origin Emerging Markets Fund) - Filed as Ex-99(l)(48) on 04/08/2016 (Accession No. 0000898745-16-001225)

(46)
Initial Capital Agreement dated 07/11/2016 (Finisterre Unconstrained Emerging Markets Bond Fund Class A, P, and Institutional shares) - Filed as Ex-99(l)(50) on 10/13/2016 (Accession No. 0000898745-16-001543)

(47)
Initial Capital Agreement dated 11/22/2016 (Class R-6 shares for High Yield, International Emerging Markets, International I, MidCap, MidCap S&P 400 Index, Real Estate Securities, SmallCap, and SmallCap S&P 600 Index Funds) - Filed as Ex-99(l)(51) on 12/28/2016 (Accession No. 0000898745-16-001858)

(48)
Initial Capital Agreement dated 01/03/2017 (Class R-6 shares for Blue Chip, EDGE MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds) - Filed as Ex-99(l)(52) on 01/30/2017 (Accession No. 0000898745-17-000041)

(49)	Initial Capital Agreement dated 06/12/2017 (Class R-6 shares for Global Diversified Income and Global Multi-Strategy) – Filed as Ex-99(l)(55) on 06/23/2017 (Accession No. 0000898745-17-001004)
(50)	Initial Capital Agreement dated 09/06/2017 (Principal LifeTime 2065 and Principal LifeTime Hybrid 2065 Funds) - Filed as Ex-99(l)(56) on 09/08/2017 (Accession No. 0000898745-17-001118)
(51)	Initial Capital Agreement dated 09/11/2017 (Class J shares for Blue Chip Fund) - Filed as Ex-99(l)(57) on 10/06/2017 (Accession No. 0000898745-17-001219)
(52)	Initial Capital Agreement dated 12/20/2017 (Institutional Class shares for Government Money Market Fund) - Filed as Ex-99(l)(57) on 12/29/2017 (Accession No. 0000898745-17-001402)
(53)	Initial Capital Agreement dated 03/01/2018 (Class J shares for all Principal LifeTime Hybrid Funds) - Filed as Ex-99(l)(58) on 04/13/2018 (Accession No. 0000898745-18-000319)
(54)	Initial Capital Agreement dated 10/09/2018 (Class J shares for Equity Income Fund) - Filed as Ex-99(I)(58) on 11/01/2018 (Accession No. 0000898745-18-000852)
(55)	Initial Capital Agreement dated 12/31/2018 (Class A shares for EDGE MidCap Fund) - Filed as Ex-99(l)(59) on 02/26/2019 (Accession No. 0000898745-19-000131)
(56)	Initial Capital Agreement dated 03/01/2019 (Class R-6 shares for Diversified International Fund) - Filed as Ex-99(l)(60) on 03/29/2019 (Accession No. 0000898745-19-000316)
(57)	Initial Capital Agreement dated 03/01/2019 (Class R-3 and R-5 shares for all LifeTime Hybrid Funds) - Filed as Ex-99(l)(61) on 03/29/2019 (Accession No. 0000898745-19-000316)
(58)	Initial Capital Agreement dated 04/02/2019 (Class A and R-6 shares for MidCap Value I Fund) - Filed as Ex-99(l)(62) on 06/10/2019 (Accession No. 0000898745-19-000437)
(59)	Initial Capital Agreement dated 06/12/2019 (Institutional Class shares for Small-MidCap Growth Fund) - Filed as Ex-99(l)(63) on 10/31/2019 (Accession No. 0000898745-19-000686)
(60)	Initial Capital Agreement dated 09/22/2022 (Institutional Class shares for Global Sustainable Listed Infrastructure Fund) *
5

(m)	Rule 12b-1 Plan
	(1)	Class A Amended and Restated Distribution Plan and Agreement dated 04/02/2019 - Filed as Ex-99(M)(1) on 06/10/2019 (Accession No. 0000898745-19-000437)
	(2)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)
	(3)	Class J Amended & Restated Distribution Plan and Agreement dated 09/11/2018 - Filed as Ex-99(m)(3) on 11/01/2018 (Accession No. 0000898745-18-000852)
	(4)	Class R-1 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(4) on 12/15/2017 (Accession No. 0000898745-17-001335)
	(5)	Class R-3 Amended and Restated Distribution Plan and Agreement dated 03/01/2019 - Filed as Ex-99(m)(6) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(6)	Class R-4 Amended & Restated Distribution Plan and Agreement dated 09/06/2017 - Filed as Ex-99(m)(7) on 12/15/2017 (Accession No. 0000898745-17-001335)
(n)	Rule 18f-3 Plan - Not Applicable
Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 06/12/2017- Filed as Ex-99(n)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)
(o)	Reserved.
(p)	Code of Ethics
	(1)	Alliance Bernstein L.P. Code of Ethics dated 01/01/2020 - Filed as Ex-99(p)(1) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(2)	Barrow Hanley Code of Ethics dated 12/31/2019 - Filed as Ex-99(p)(2) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(3)	BlackRock Code of Ethics dated 04/30/2020 - Filed as Ex-99(p)(3) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(4)	Brown Investment Advisory Incorporated Code of Ethics dated 08/2011 – Filed as Ex-99(p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)
	(5)	Causeway Capital Management LLC Code of Ethics dated 10/01/2020 - Filed as Ex-99(p)(5) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(6)	ClearBridge RARE Infrastructure (North America) Pty Limited Code of Ethics dated 02/2020 - Filed as Ex-99(p)(6) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(7)	CoreCommodity Management, LLC Code of Ethics dated 10/2021 - Filed as Ex-99(p)(7) on 07/01/2022 (Accession No. 0001683863-22-005229)
	(8)	DDJ Capital Management, LLC Code of Ethics dated 11/14/2019 - Filed as Ex-99(p)(9) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(9)	Eagle Asset Management, Inc. Code of Ethics dated 12/31/2020- Filed as Ex-99(p)(9) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(10)	Emerald Advisers Inc. Code of Ethics dated 01/15/2021 - Filed as Ex-99(p)(10) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(11)	Gotham Asset Management, LLC Code of Ethics dated 01/2021 - Filed as Ex-99(p)(11) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(12)	Graham Capital Management, L.P. Code of Ethics dated 04/2018 - Filed as Ex-99(p)(14) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(13)	Hotchkis & Wiley Capital Management, LLC Code of Ethics dated 09/2021 – Filed as Ex-99(p)(13) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(14)	Impax Asset Management Limited Code of Ethics dated 06/2021 - Filed as Ex-99(p)(14) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(15)	Insight North America LLC Codes of Ethics dated 2020 - Filed as Ex-99(p)(15) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(16)	Loomis, Sayles & Co., L.P. Code of Ethics dated 12/16/2020 - Filed as Ex-99(p)(16) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(17)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 01/04/2021 - Filed as Ex-99(p)(17) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(18)	Macquarie Capital Investment Management, LLC (Delaware Investments Fund Advisers) Code of Ethics dated 09/08/2020 - Filed as Ex-99(p)(18) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(19)	MetLife Investment Management, LLC Code of Ethics dated 07/01/2019 - Filed as Ex-99(p)(21) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(20)	Newton Investment Management North America LLC Codes of Ethics dated 2020 - Filed as Ex-99(o)(20) on 12/28/2021 (Accession No. 0001683863-21-007448)
6

	(21)	Nuveen Asset Management LLC (Symphony Asset Management LLC) Code of Ethics dated 08/09/2021 - Filed as Ex-99(p)(28) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(22)	Origin Asset Management, LLP Code of Ethics dated 12/2019 - Filed as Ex-99(p)(22) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(23)	Pictet Asset Management SA Code of Ethics dated 09/2020 - Filed as Ex-99(p)(22) on 02/24/2021 (Accession No. 0000898745-21-000179)
	(24)	PineBridge Investments LLC Code of Ethics dated 10/2021 - Filed as Ex-99(p)(24) on 07/01/2022 (Accession No. 0001683863-22-005229)
	(25)	Post Advisory Group, LLC Code of Ethics dated 11/2020 - Filed as Ex-99(p)(23) on 12/28/2021 (Accession No. 0001683863-21-0074448)
	(26)	Code of Ethics of Registrant, Principal Global Investors, LLC and Principal Real Estate Investors, LLC dated 10/01/2022 *
	(27)	Robert W. Baird & Co. Inc. Code of Ethics dated 06/01/2020 - Filed as Ex-99(p)(25) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(28)	Sound Point Capital Management, LP Code of Ethics dated 05/2020 - Filed as Ex-99(p)(27) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(29)	Spectrum Code of Ethics dated 03/06/2020 - Filed as Ex-99(p)(28) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(30)	T. Rowe Price Code of Ethics dated 03/01/2021 - Filed as Ex-99(p)(29) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(31)	Vaughan-Nelson Code of Ethics dated 09/09/2020 - Filed as Ex-99(p)(30) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(32)	Victory Capital Management Inc. Code of Ethics dated 06/01/2021 - Filed as Ex-99(p)(31) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(33)	Wellington Management Code of Ethics dated 08/02/2021 - Filed as Ex-99(p)(33) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(34)	Westchester Capital Management, LLC Code of Ethics dated 10/01/2017 - Filed as Ex-99(p)(34) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(35)	Westwood Management Corporation Code of Ethics dated 09/14/2020 - Filed as Ex-99(p(33) on 02/24/2021 (Accession No. 0000898745-21-000179)
101	INS	XBRL Instance Document - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document *
101	SCH	XBRL Taxonomy Extension Schema Document *
101	CAL	XBRL Taxonomy Extension Calculations Linkbase Document *
101	DEF	XBRL Taxonomy Extension Definition Linkbase Document *
101	LAB	XBRL Taxonomy Labels Linkbase Document *
101	PRE	XBRL Taxonomy Extension Presentation Linkbase Document *
*	Filed herein.
**	To be filed by Amendment.
7

Item 29.    Persons Controlled by or Under Common Control with the Fund
    The Registrant does not control and is not under common control with any person.
Item 30.    Indemnification
        Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.Was committed in bad faith; or
2.Was the result of active and deliberate dishonesty; or
(ii)The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 9 of Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.
The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant’s agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.
8

Item 31. Business or Other Connections of Investment Advisor
        Principal Global Investors, LLC (“PGI”) serves as investment advisor and administrator for Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), and Principal Diversified Select Real Asset Fund (“PDSRA”). PGI also serves as investment advisor for Principal Exchange-Traded Funds (“PETF”). PGI is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. A complete list of the officers and directors of the investment advisor, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, “Principal”), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption “Additional Information Regarding Board Members and Officers” is incorporated by reference.

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Robert F. Best	Managing Director and Chief Operating Officer - PGI
*	Kamal Bhatia	Director and President Principal Funds
	David M. Blake	Director and Senior Executive Director - Fixed Income
	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer
	Randy D. Bolin	Vice President and Associate General Counsel
	Wei-erh Chen	Assistant General Counsel
	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management
	Sudipto De	Derivatives Risk Manager - Registered Funds
	Andrew Dion	Managing Director and Chief Operating Officer - Global Fixed Income
	Debra Svoboda Epp	Assistant General Counsel
	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors
	Karl Goodman	Counsel
*	Gina L. Graham	Vice President and Treasurer
*	Patrick G. Halter	Chair, Chief Executive Officer, and President - Principal Global Investors
	Melinda L. Hanrahan	Managing Director - Global Equities
	Corrine Hatala	Counsel
	Monica L. Haun	Managing Director - Boutique Operations
	Timothy A. Hill	Executive Director - U.S. Client Group
	Jill M. Hittner	Director and Executive Director - Chief Financial Officer PGI
	Daniel J. Houston	Director
	Todd A. Jablonski	Chief Investment Officer - Principal® Global Asset Allocation
	Jaime M. Kiehn	Managing Director - Product Specialist
	Justin T. Lange	Chief Compliance Officer - Principal Asset Management
*	Laura B. Latham	Counsel
	Mitchell Maahs	Counsel
	Farnaz Maters	Executive Director and Chief Marketing Officer - PGAM
	Kenneth A. McCullum	Director
	Adrienne L. McFarland	Assistant General Counsel and Secretary
	Barbara A. McKenzie	Director and Senior Executive Director - Investments
	Amy M. McNally	Global Head Risk Management - PGI
	Everett S. Miles	Vice President - Capital Markets
	Brian S. Ness	Executive Director and Chief Information Officer - PGAM and PI
	Colin D. Pennycooke	Counsel
	Christopher J. Reddy	Executive Director - Investment and Client Solutions
*	Teri Root	Chief Compliance Officer - Funds
	Kelly D. Rush	Chief Investment Officer - Global RE Securities
	Mustafa Sagun	Chief Investment Officer - PGI Equities
9

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Charles M. Schneider	Counsel
*	Adam U. Shaikh	Assistant General Counsel
	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments
	Deanna D. Strable-Soethout	Director
*	John L. Sullivan	Counsel
	Barbara Wenig	Executive Director - Head of Global Operations and Platforms
	Kenneth Kirk West	Executive Director - International Business and Clients
*	Dan L. Westholm	Assistant Vice President - Treasury
*	Clint L. Woods	Vice President, Associate General Counsel, and Assistant Secretary
Item 32.    Principal Underwriters
(a)Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for PFI, PVC and PDSRA. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices with	Positions and Offices
Business Address	Principal Underwriter (PFD)	with the Fund
Kamal Bhatia	Director	President and Chief Executive Officer
The Principal Financial Group (1)
Jill R. Brown	President and Chairman of the Board	None
Principal Funds Distributor, Inc. (2)
Sean Clines	Chief Financial Officer	None
Principal Funds Distributors, Inc.(3)
Amy C. Friedrich	Director	None
Principal Funds Distributors, Inc.(3)
Gina L. Graham	Vice President and Treasurer	Treasurer
Principal Funds Distributors, Inc.(3)
Timothy A. Hill	Director, Senior Vice President - Distribution,	None
Principal Funds Distributors, Inc.(3)	and National Sales Manager
Farnaz Maters	Senior Vice President and	None
Principal Funds Distributors, Inc.(3)	Chief Marketing Officer
Brian S. Ness	Senior Vice President and	None
Principal Funds Distributors, Inc.(3)	Chief Information Officer
Michael Scholten	Chief Operations Officer	None
Principal Funds Distributors, Inc.(3)
Michelle Stockman	Chief Compliance Officer	None
Principal Funds Distributors, Inc.(3)
Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (2)
Jeff Trier	AML Compliance Officer	None
Principal Funds Distributors, Inc.(3)
Dan L. Westholm	Assistant Vice President - Treasury	Assistant Treasurer
Principal Funds Distributors, Inc.(3)
Clint L. Woods	Vice President, Associate General Counsel,	Counsel, Vice President, and
Principal Funds Distributors, Inc.(3)	and Secretary	Assistant Secretary

(1) 888 7th Avenue, 25th Floor, New York, NY 10019

(2) 620 Coolidge Drive, Suite 300, Folsom, CA 95630

(3) Des Moines, IA 50392

(c)    Not applicable.
10

Item 33.    Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and its Investment Adviser: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34.    Management Services
Not applicable.
Item 35.    Undertakings
Not applicable.

Exhibit Index:

Articles Supplementary	Exhibit (a)(2)
Amended and Restated Management Agreement	Exhibit (d)(1)
Amended and Restated Sub-Advisory Agreement	Exhibit (d)(2)z
Contractual Fee Waiver Agreement	Exhibit (h)(9)
Legal Opinion	Exhibit (i)
Consent of Independent Registered Public Accounting Firm	Exhibit (j)(1)
Initial Capital Agreement	Exhibit (l)(60)
11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 17th day of November, 2022.

Principal Funds, Inc.
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

12

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	November 17, 2022

/s/ M. Scholten __________________________ M. Scholten	Chief Financial Officer (Principal Financial Officer)	November 17, 2022

/s/ M. Hoffmann __________________________ M. Hoffmann	Vice President and Controller (Controller)	November 17, 2022

(L. T. Barnes)* __________________________ L. T. Barnes	Director	November 17, 2022

(C. Damos)* __________________________ C. Damos	Director	November 17, 2022

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	November 17, 2022

(P. G. Halter)* __________________________ P. G. Halter	Director	November 17, 2022

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	November 17, 2022

(V. Hymes)* __________________________ V. Hymes	Director	November 17, 2022

(P. L. Lattimer)* __________________________ P. L. Lattimer	Director	November 17, 2022

(K. McMillan)* __________________________ K. McMillan	Director	November 17, 2022

(E. A. Nickels)* __________________________ E. A. Nickels	Director	November 17, 2022

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	November 17, 2022

	/s/ K. Bhatia __________________________ K. Bhatia	November 17, 2022
President and Chief Executive Officer
* Pursuant to Powers of Attorney for Barnes, Damos, Dunbar, Halter, Hirsch, McMillan, Nickels, and VanDeWeghe dated 03/18/2020 appointing A. U. Shaikh - Filed as Ex-99(j)(3) on 10/30/2020 (Accession No. 0000898745-20-000619); and Power of Attorney dated 12/15/2020 for V. Hymes and P. Lattimer - Filed as Ex-99(j)(3) on 12/28/2020 (Accession No. 0000898745-20-000745)

13